UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of principal executive offices)

Mitchell T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments:

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED
BONDS

Par Value ($)		Value ($)

Agency --- 13.23%
15,000,000	Fannie Mae	15,171,845
	2.50% April 9, 2010
3,000,000	Fannie Mae	3,025,053
	1.50% July 6, 2010
5,000,000	Fannie Mae *	5,006,542
	0.40% July 13, 2010
1,500,000	Fannie Mae	1,536,764
	3.25% August 12, 2010
5,000,000	Federal Farm Credit Bank *	4,990,877
	0.36% December 21, 2009
1,500,000	Federal Home Loan Bank	1,507,924
	4.25% November 20, 2009
1,450,000	Federal Home Loan Bank	1,462,922
	5.00% December 11, 2009
5,000,000	Federal Home Loan Bank ‡	5,000,000
	Step Bond 0.50% - 1.50%
	0.25% November 12, 2009
5,000,000	Federal Home Loan Bank ‡	4,999,997
	Step Bond 0.25% - 1.20%
	0.50% November 13, 2009
1,500,000	Freddie Mac	1,505,845
	4.75% November 3, 2009
6,000,000	Freddie Mac	6,254,833
	5.13% August 23, 2010
10,000,000	Freddie Mac	10,136,203
	2.38% May 28, 2010
4,000,000	Freddie Mac	4,066,256
	2.88% June 28, 2010
		$64,665,061

Agency Asset Backed --- 0.01%
55,825	Freddie Mac *	55,825
	Series T-20 Class A7
	0.55% December 25, 2029
		$55,825

Agency Mortgage Backed --- 0.03%
138,317	Fannie Mae *	136,861
	Series 2002-W5 Class A9
	0.65% November 25, 2030
		$136,861

TOTAL BONDS --- 13.27%		$64,857,747
(Cost $64,857,747)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

200,000	Fannie Mae	199,971
	0.18% October 30, 2009
81,000	Fannie Mae	80,989
	0.16% November 2, 2009
21,832,000	Fannie Mae	21,832,000
	0.18% October 1, 2009
6,100,000	Fannie Mae	6,099,306
	0.18% October 26, 2009
415,000	Fannie Mae	414,947
	0.11% November 12, 2009
7,100,000	Fannie Mae	7,098,619
	0.14% November 20, 2009
1,000,000	Fannie Mae	999,870
	0.16% November 4, 2009
1,700,000	Fannie Mae	1,699,842
	0.20% October 21, 2009
8,600,000	Fannie Mae	8,599,969
	0.01% October 14, 2009
1,200,000	Fannie Mae	1,199,946
	0.14% October 13, 2009
13,020,000	Fannie Mae	13,019,030
	0.15% October 19, 2009
161,000	Fannie Mae	160,994
	0.09% October 16, 2009
29,500,000	Fannie Mae	29,499,508
	0.15% October 5, 2009
600,000	Fannie Mae	599,997
	0.16% October 2, 2009
19,550,000	Fannie Mae	19,549,586
	0.13% October 7, 2009
1,500,000	Fannie Mae	1,499,963
	0.21% October 6, 2009
165,000	Fannie Mae	164,971
	0.16% November 9, 2009
2,000,000	Fannie Mae	2,031,402
	5.13% February 16, 2010
5,000,000	Fannie Mae	4,991,932
	0.34% March 26, 2010
11,000,000	Federal Farm Credit Bank	10,999,734
	0.03% October 30, 2009
10,000,000	Federal Farm Credit Bank	9,998,949
	0.27% October 15, 2009
16,360,000	Federal Home Loan Bank	16,359,599
	0.20% October 7, 2009
4,000,000	Federal Home Loan Bank	3,999,891
	0.14% October 8, 2009
17,642,000	Federal Home Loan Bank	17,641,914
	0.19% October 9, 2009
5,000,000	Federal Home Loan Bank	5,000,000
	1.05% March 9, 2010
3,200,000	Federal Home Loan Bank	3,199,985
	0.17% October 2, 2009
250,000	Federal Home Loan Bank	249,994
	0.22% October 5, 2009
12,400,000	Federal Home Loan Bank	12,399,503
	0.19% October 14, 2009
2,000,000	Federal Home Loan Bank	1,999,308
	0.24% November 23, 2009
29,400,000	Federal Home Loan Bank	29,395,692
	0.20% October 28, 2009
550,000	Federal Home Loan Bank	548,122
	1.00% February 3, 2010
4,524,000	Federal Home Loan Bank	4,521,611
	0.25% December 16, 2009
4,000,000	Federal Home Loan Bank *	4,001,836
	0.40% February 19, 2010
3,000,000	Federal Home Loan Bank	3,000,000
	1.10% March 11, 2010
5,000,000	Federal Home Loan Bank	5,000,000
	0.65% June 10, 2010
15,000,000	Federal Home Loan Bank *	15,000,985
	0.44% October 13, 2009
33,015,000	Federal Home Loan Bank	33,012,905
	0.21% October 16, 2009
3,600,000	Freddie Mac	3,599,920
	0.16% October 6, 2009
215,000	Freddie Mac	214,985
	0.21% October 13, 2009
1,500,000	Freddie Mac	1,500,000
	0.11% October 1, 2009
11,129,000	Freddie Mac	11,128,870
	0.17% October 5, 2009
100,000	Freddie Mac	99,994
	0.11% October 23, 2009
6,500,000	Freddie Mac	6,498,754
	0.15% November 16, 2009
5,000,000	Freddie Mac	5,037,669
	3.13% February 12, 2010
1,653,000	Freddie Mac	1,652,872
	0.12% October 26, 2009
200,000	Freddie Mac	199,979
	0.12% November 2, 2009
24,000,000	Inter-American Development Bank	23,993,466
	0.20% November 19, 2009
24,000,000	Tennessee Valley Authority	23,999,020
	0.07% October 22, 2009
25,000,000	United States of America	24,994,214
	0.17% November 19, 2009

Joint Repurchase Agreements

24,413,000	Undivided interest of 76.31% in a joint repurchase agreement (Principal Amount/Value $31,993,000 with a maturity value of $31,993,027) with Credit Suisse, 0.03%, dated 9/30/09, to be repurchased at $24,413,020 on 10/01/09, collateralized by Freddie Mac, 5.00%, 6/01/38, with a value of $32,636,582.	24,413,000

TOTAL SHORT-TERM INVESTMENTS --- 86.65%		$423,405,613
(Cost $423,405,613)

OTHER ASSETS & LIABILITIES --- 0.08%		$412,346

TOTAL NET ASSETS --- 100%		$488,675,706
(Cost $488,263,360)

Legend

*	Represents the current interest rate for variable rate security.
‡	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Investments held by the Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein.  Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, 100% of the Portfolio’s investments were valued using amortized cost.  Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs.  Please see above Schedule of Investments for values in each industry.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.54%
920	Alliant Techsystems Inc *	71,622
2,833	BE Aerospace Inc *	57,057
20,050	Boeing Co	1,085,707
10,616	General Dynamics Corp	685,794
3,474	Goodrich Corp	188,777
20,864	Honeywell International Inc	775,098
5,105	ITT Corp	266,226
3,269	L-3 Communications Holdings Inc	262,566
8,901	Lockheed Martin Corp	694,990
8,755	Northrop Grumman Corp	453,071
3,856	Precision Castparts Corp	392,811
10,723	Raytheon Co	514,382
4,315	Rockwell Collins Inc	219,202
25,999	United Technologies Corp	1,584,119
		$7,251,422

Agriculture --- 0.20%
17,679	Archer-Daniels-Midland Co	516,580
2,092	Corn Products International Inc	59,664
		$576,244

Air Freight --- 0.94%
4,618	CH Robinson Worldwide Inc	266,690
5,956	Expeditors International of Washington Inc	209,353
8,609	FedEx Corp	647,569
27,468	United Parcel Service Inc Class B	1,551,118
		$2,674,730

Airlines --- 0.10%
3,364	AirTran Holdings Inc *	21,025
1,020	Alaska Air Group Inc *	27,326
5,707	JetBlue Airways Corp *	34,128
20,778	Southwest Airlines Co	199,468
		$281,947

Auto Parts & Equipment --- 0.24%
3,268	BorgWarner Inc	98,890
3,861	Gentex Corp	54,633
6,782	Goodyear Tire & Rubber Co *	115,497
16,382	Johnson Controls Inc	418,724
		$687,744

Automobiles --- 0.29%
88,794	Ford Motor Co *	640,205
6,576	Harley-Davidson Inc	151,248
995	Thor Industries Inc	30,795
		$822,248

Banks --- 2.85%
3,586	Associated Banc-Corp	40,952
2,033	Bancorpsouth Inc	49,626
1,341	Bank of Hawaii Corp	55,705
18,974	BB&T Corp	516,852
1,389	Cathay General Bancorp	11,237
1,203	City National Corp	46,833
4,238	Comerica Inc	125,742
1,863	Commerce Bancshares Inc	69,378
1,667	Cullen/Frost Bankers Inc	86,084
22,112	Fifth Third Bancorp	223,995
6,123	First Horizon National Corp	81,007
2,314	FirstMerit Corp	44,035
4,925	Fulton Financial Corp	36,248
15,247	Huntington Bancshares Inc	71,813
1,423	International Bancshares Corp	23,209
24,281	KeyCorp	157,827
2,295	M&T Bank Corp †	143,024
9,882	Marshall & Ilsley Corp	79,748
688	PacWest Bancorp	13,106
12,712	PNC Financial Services Group Inc	617,676
32,396	Regions Financial Corp	201,179
13,874	SunTrust Banks Inc	312,859
925	SVB Financial Group *	40,025
7,876	Synovus Financial Corp	29,535
3,161	TCF Financial Corp	41,219
1,368	Trustmark Corp	26,060
52,783	US Bancorp	1,153,836
3,977	Valley National Bancorp †	48,877
1,792	Webster Financial Corp	22,346
129,137	Wells Fargo & Co ~	3,639,081
819	Westamerica Bancorp	42,588
1,943	Wilmington Trust Corp	27,591
3,233	Zions Bancorp	58,097
		$8,137,390

Biotechnology --- 2.22%
1,982	Affymetrix Inc *	17,402
28,051	Amgen Inc *	1,689,512
7,945	Biogen Idec Inc *	401,381
538	Bio-Rad Laboratories Inc Class A *	49,431
12,643	Celgene Corp *	706,744
2,071	Cephalon Inc *	120,615
1,854	Charles River Laboratories International Inc *	68,561
1,793	Covance Inc *	97,091
7,437	Genzyme Corp *	421,901
24,963	Gilead Sciences Inc *	1,162,777
4,899	Life Technologies Corp *	228,048
945	Mettler-Toledo International Inc *	85,608
1,555	Millipore Corp *	109,363
1,626	OSI Pharmaceuticals Inc *	57,398
3,269	PerkinElmer Inc	62,896
3,307	Pharmaceutical Product Development Inc	72,556
1,045	Techne Corp	65,365
11,239	Thermo Fisher Scientific Inc *	490,807
1,306	United Therapeutics Corp *	63,981
809	Varian Inc *	41,307
4,856	Vertex Pharmaceuticals Inc *	184,042
2,704	Waters Corp *	151,045
		$6,347,831

Broadcast/Media --- 2.29%
19,058	CBS Corp Class B	229,649
79,244	Comcast Corp Class A	1,338,431
12,350	DIRECTV Group Inc * †	340,613
2,091	DreamWorks Animation SKG Inc Class A *	74,377
1,069	Harte-Hanks Inc	14,784
13,418	Interpublic Group of Cos Inc *	100,903
1,517	Lamar Advertising Co Class A * †	41,627
61,996	News Corp Class A	743,332
8,535	Omnicom Group Inc	315,283
2,537	Scripps Networks Interactive Inc	93,742
9,692	Time Warner Cable Inc	417,628
32,716	Time Warner Inc	941,567
16,703	Viacom Inc Class B *	468,352
51,327	Walt Disney Co	1,409,439
		$6,529,727

Building Materials --- 0.06%
1,321	Lennox International Inc	47,714
10,077	Masco Corp	130,195
		$177,909

Chemicals --- 2.11%
5,782	Air Products & Chemicals Inc	448,568
2,291	Airgas Inc	110,816
2,565	Albemarle Corp	88,749
2,067	Ashland Inc	89,336
1,834	Cabot Corp	42,384
1,358	CF Industries Holdings Inc	117,100
1,323	Cytec Industries Inc	42,958
31,545	Dow Chemical Co	822,378
2,038	Eastman Chemical Co	109,115
6,513	Ecolab Inc	301,096
24,925	EI du Pont de Nemours & Co	801,089
2,039	FMC Corp	114,694
2,207	International Flavors & Fragrances Inc	83,712
1,892	Lubrizol Corp	135,202
525	Minerals Technologies Inc	24,969
15,071	Monsanto Co	1,166,495
2,185	Olin Corp	38,106
4,614	PPG Industries Inc	268,581
8,458	Praxair Inc	690,934
3,602	RPM International Inc	66,601
1,234	Scotts Miracle-Gro Co Class A	53,000
1,366	Sensient Technologies Corp	37,934
3,425	Sigma-Aldrich Corp	184,881
2,796	Terra Industries Inc	96,937
2,812	Valspar Corp	77,358
		$6,012,993

Communications - Equipment --- 2.64%
10,867	3Com Corp *	56,834
2,709	ADC Telecommunications Inc *	22,593
1,539	ADTRAN Inc	37,783
1,242	Avocent Corp *	25,175
2,556	Ciena Corp *	41,612
159,440	Cisco Systems Inc * ~	3,753,218
2,596	CommScope Inc *	77,698
2,203	F5 Networks Inc *	87,305
3,713	Harris Corp	139,609
6,183	JDS Uniphase Corp *	43,961
14,416	Juniper Networks Inc *	389,520
63,220	Motorola Inc	543,060
4,473	Palm Inc * †	77,964
1,371	Plantronics Inc	36,757
2,351	Polycom Inc *	62,889
45,929	QUALCOMM Inc	2,065,886
11,100	Tellabs Inc *	76,812
		$7,538,676

Computer Hardware & Systems --- 5.21%
24,766	Apple Inc * ~	4,590,874
47,459	Dell Inc *	724,224
1,858	Diebold Inc	61,184
55,799	EMC Corp *	950,815
65,535	Hewlett-Packard Co ~	3,093,907
850	Imation Corp	7,880
36,240	International Business Machines Corp ~	4,334,666
2,190	Lexmark International Inc Class A *	47,173
4,448	NCR Corp *	61,471
9,276	NetApp Inc *	247,484
3,333	QLogic Corp *	57,328
6,362	SanDisk Corp *	138,055
20,931	Sun Microsystems Inc *	190,263
4,844	Teradata Corp *	133,307
6,244	Western Digital Corp *	228,093
		$14,866,724

Computer Software & Services --- 5.72%
982	ACI Worldwide Inc *	14,858
14,452	Adobe Systems Inc *	477,494
439	Advent Software Inc *	17,670
4,847	Akamai Technologies Inc *	95,389
2,458	ANSYS Inc *	92,101
6,406	Autodesk Inc *	152,463
5,029	BMC Software Inc *	188,738
11,059	CA Inc	243,187
7,391	Cadence Design Systems Inc *	54,250
5,076	Citrix Systems Inc *	199,131
6,786	Compuware Corp *	49,741
1,071	Digital River Inc *	43,183
30,957	eBay Inc *	730,895
9,058	Electronic Arts Inc *	172,555
1,075	Equinix Inc *	98,900
1,172	FactSet Research Systems Inc	77,633
1,370	Fair Isaac Co	29,441
6,650	Google Inc Class A * ~	3,297,403
2,442	Informatica Corp *	55,140
9,061	Intuit Inc *	258,239
2,350	Jack Henry & Associates Inc	55,155
4,358	McAfee Inc *	190,837
2,641	Mentor Graphics Corp *	24,588
2,255	MICROS Systems Inc *	68,078
214,341	Microsoft Corp ~	5,549,289
9,682	Novell Inc *	43,666
107,923	Oracle Corp	2,249,115
3,250	Parametric Technology Corp *	44,915
1,725	Quest Software Inc *	29,066
5,296	Red Hat Inc *	146,381
2,810	Rovi Corp *	94,416
2,979	Salesforce.com Inc *	169,594
2,332	Sybase Inc *	90,715
22,382	Symantec Corp *	368,632
4,042	Synopsys Inc *	90,622
2,439	ValueClick Inc *	32,170
5,408	VeriSign Inc *	128,116
32,862	Yahoo! Inc *	585,272
		$16,309,038

Conglomerates --- 2.26%
19,285	3M Co	1,423,233
1,718	Carlisle Cos Inc	58,257
293,802	General Electric Co ~	4,824,229
7,539	Textron Inc	143,090
		$6,448,809

Containers --- 0.30%
1,900	AptarGroup Inc	70,984
2,636	Ball Corp	129,691
2,802	Bemis Co Inc	72,600
960	Greif Inc Class A	52,848
4,720	Owens-Illinois Inc *	174,168
2,874	Packaging Corp of America	58,630
3,700	Pactiv Corp *	96,385
4,448	Sealed Air Corp	87,314
2,799	Sonoco Products Co	77,084
2,987	Temple-Inland Inc	49,047
		$868,751

Cosmetics & Personal Care --- 0.23%
2,394	Alberto-Culver Co	66,266
11,741	Avon Products Inc	398,724
3,255	Estee Lauder Cos Inc Class A	120,695
1,544	NBTY Inc *	61,112
		$646,797

Distributors --- 0.23%
3,624	Fastenal Co †	140,249
1,324	GATX Corp	37,006
4,472	Genuine Parts Co	170,204
3,932	LKQ Corp *	72,899
1,258	MSC Industrial Direct Co Inc Class A	54,824
1,686	United Rentals Inc *	17,366
1,746	WW Grainger Inc	156,022
		$648,570

Electric Companies --- 2.06%
4,751	Allegheny Energy Inc	125,996
13,116	American Electric Power Co Inc	406,465
1,694	Cleco Corp	42,485
3,252	DPL Inc	84,877
35,725	Duke Energy Corp	562,311
8,947	Edison International	300,440
5,388	Entergy Corp	430,286
18,185	Exelon Corp	902,340
8,384	FirstEnergy Corp	383,316
11,339	FPL Group Inc	626,253
3,787	Great Plains Energy Inc	67,977
2,567	Hawaiian Electric Industries Inc	46,514
1,322	IDACORP Inc	38,060
4,912	Northeast Utilities	116,611
2,996	NSTAR	95,333
6,574	NV Energy Inc	76,193
6,170	Pepco Holdings Inc	91,810
2,835	Pinnacle West Capital Corp	93,045
2,429	PNM Resources Inc	28,371
10,343	PPL Corp	313,807
7,668	Progress Energy Inc	299,512
21,949	Southern Co	695,125
3,048	Westar Energy Inc	59,466
		$5,886,593

Electronic Instruments & Equipment --- 1.11%
9,630	Agilent Technologies Inc *	268,003
3,013	AMETEK Inc	105,184
4,804	Amphenol Corp Class A	181,015
3,354	Arrow Electronics Inc *	94,415
4,237	Avnet Inc *	110,035
42,850	Corning Inc	656,033
20,732	Emerson Electric Co	830,939
4,214	FLIR Systems Inc *	117,866
1,582	Hubbell Inc Class B	66,444
4,540	Ingram Micro Inc Class A *	76,499
1,120	Itron Inc *	71,837
5,188	Jabil Circuit Inc	69,571
1,569	National Instruments Corp	43,351
3,978	Rockwell Automation Inc	169,463
2,540	Roper Industries Inc	129,489
1,409	Tech Data Corp *	58,628
1,481	Thomas & Betts Corp *	44,548
5,232	Vishay Intertechnology Inc *	41,333
1,541	Woodward Governor Co	37,385
		$3,172,038

Electronics - Semiconductor --- 2.54%
15,722	Advanced Micro Devices Inc *	88,987
8,230	Altera Corp	168,797
8,169	Analog Devices Inc	225,301
36,718	Applied Materials Inc	492,021
12,644	Atmel Corp *	52,978
11,989	Broadcom Corp Class A *	367,942
2,796	Cree Inc *	102,753
3,473	Fairchild Semiconductor International Inc *	35,529
4,636	Integrated Device Technology Inc *	31,339
154,725	Intel Corp ~	3,027,968
2,012	International Rectifier Corp *	39,214
3,428	Intersil Holding Corp Class A	52,483
4,765	KLA-Tencor Corp	170,873
3,545	Lam Research Corp *	121,097
6,234	Linear Technology Corp	172,245
18,200	LSI Corp *	99,918
6,268	MEMC Electronic Materials Inc *	104,237
5,129	Microchip Technology Inc	135,919
23,749	Micron Technology Inc *	194,742
6,478	National Semiconductor Corp	92,441
2,739	Novellus Systems Inc *	57,464
15,320	NVIDIA Corp *	230,260
7,455	RF Micro Devices Inc *	40,481
1,711	Semtech Corp *	29,104
1,253	Silicon Laboratories Inc *	58,089
4,855	Teradyne Inc *	44,909
34,796	Texas Instruments Inc	824,317
7,728	Xilinx Inc	180,990
		$7,242,398

Engineering & Construction --- 0.44%
3,053	Aecom Technology Corp *	82,858
1,093	Dycom Industries Inc *	13,444
5,044	Fluor Corp	256,487
933	Granite Construction Inc	28,867
3,463	Jacobs Engineering Group Inc *	159,125
4,500	KBR Inc	104,805
1,249	Martin Marietta Materials Inc	114,996
5,468	Quanta Services Inc *	121,007
2,343	Shaw Group Inc *	75,187
2,334	URS Corp *	101,879
3,418	Vulcan Materials Co	184,811
		$1,243,466

Financial Services --- 5.54%
1,158	Affiliated Managers Group Inc *	75,282
7,147	Ameriprise Financial Inc	259,651
3,989	Apollo Investment Corp	38,095
239,170	Bank of America Corp ~	4,046,756
33,194	Bank of New York Mellon Corp	962,294
360,227	Citigroup Inc	1,743,499
1,829	CME Group Inc	563,680
3,279	Eaton Vance Corp	91,779
2,510	Federated Investors Inc Class B	66,189
4,119	Franklin Resources Inc	414,371
2,043	IntercontinentalExchange Inc *	198,559
11,536	Invesco Ltd	262,559
5,054	Janus Capital Group Inc	71,666
108,723	JPMorgan Chase & Co ~	4,764,242
4,505	Legg Mason Inc	139,790
5,084	Leucadia National Corp	125,676
5,355	Moody's Corp	109,563
3,855	NASDAQ OMX Group Inc *	81,148
6,638	Northern Trust Corp	386,066
7,292	NYSE Euronext	210,666
3,747	SEI Investments Co	73,741
13,633	State Street Corp	717,096
7,035	T Rowe Price Group Inc	321,499
2,414	Waddell & Reed Financial Inc Class A	68,678
		$15,792,545

Food & Beverages --- 5.59%
1,557	BJ's Wholesale Club Inc *	56,395
3,082	Brown-Forman Corp Class B	148,614
5,260	Campbell Soup Co	171,581
64,057	Coca-Cola Co ~	3,439,861
8,894	Coca-Cola Enterprises Inc	190,421
12,125	ConAgra Foods Inc	262,870
5,516	Constellation Brands Inc Class A *	83,568
11,990	Costco Wholesale Corp	676,955
4,965	Dean Foods Co *	88,327
7,120	Dr Pepper Snapple Group Inc *	204,700
2,202	Flowers Foods Inc	57,891
8,966	General Mills Inc	577,231
2,032	Hansen Natural Corp *	74,656
4,648	Hershey Co	180,621
8,661	HJ Heinz Co	344,275
1,958	Hormel Foods Corp	69,548
3,322	JM Smucker Co	176,099
7,082	Kellogg Co	348,647
40,712	Kraft Foods Inc Class A	1,069,504
17,910	Kroger Co	369,662
557	Lancaster Colony Corp	28,557
3,655	McCormick & Co Inc	124,051
4,365	Molson Coors Brewing Co Class B	212,488
3,833	Pepsi Bottling Group Inc	139,675
1,571	PepsiAmericas Inc	44,868
43,052	PepsiCo Inc ~	2,525,430
1,587	Ralcorp Holdings Inc *	92,792
1,102	Ruddick Corp	29,335
11,403	Safeway Inc	224,867
19,511	Sara Lee Corp	217,353
3,332	Smithfield Foods Inc *	45,982
5,934	SUPERVALU Inc	89,366
16,258	Sysco Corp	404,011
744	Tootsie Roll Industries Inc	17,692
8,472	Tyson Foods Inc Class A	107,001
59,696	Wal-Mart Stores Inc ~	2,930,477
3,939	Whole Foods Market Inc *	120,100
		$15,945,471

Gold, Metals & Mining --- 1.01%
3,065	AK Steel Holding Corp	60,472
26,785	Alcoa Inc	351,419
2,749	Allegheny Technologies Inc	96,188
1,235	Carpenter Technology Corp	28,887
3,673	Cliffs Natural Resources Inc	118,858
3,155	Commercial Metals Co	56,475
11,357	Freeport-McMoRan Copper & Gold Inc	779,204
13,501	Newmont Mining Corp	594,314
8,657	Nucor Corp	406,966
1,790	Reliance Steel & Aluminum Co	76,182
5,965	Steel Dynamics Inc	91,503
2,387	Titanium Metals Corp	22,891
4,020	United States Steel Corp	178,367
1,682	Worthington Industries Inc	23,380
		$2,885,106

Health Care Related --- 2.16%
12,197	Aetna Inc	339,442
8,118	AmerisourceBergen Corp	181,681
9,866	Cardinal Health Inc	264,409
1,898	Cerner Corp *	141,970
7,651	CIGNA Corp	214,917
2,594	Community Health Systems Inc *	82,826
4,163	Coventry Health Care Inc *	83,093
2,901	DaVita Inc *	164,313
7,606	Express Scripts *	590,073
6,917	Health Management Associates Inc Class A *	51,808
2,912	Health Net Inc *	44,845
2,529	Henry Schein Inc *	138,867
4,757	Humana Inc *	177,436
5,098	IMS Health Inc	78,254
842	Kindred Healthcare Inc *	13,666
3,038	Laboratory Corp of America Holdings *	199,597
1,524	LifePoint Hospitals Inc *	41,239
1,929	Lincare Holdings Inc *	60,281
7,322	McKesson Corp	436,025
13,063	Medco Health Solutions Inc *	722,515
3,310	Omnicare Inc	74,541
1,168	Owens & Minor Inc	52,852
2,565	Patterson Cos Inc *	69,896
1,577	Psychiatric Solutions Inc *	42,201
4,347	Quest Diagnostics Inc	226,870
11,711	Tenet Healthcare Corp *	68,861
32,066	UnitedHealth Group Inc	802,933
1,377	Universal Health Services Inc Class B	85,278
2,376	VCA Antech Inc *	63,891
1,184	WellCare Health Plans Inc *	29,186
13,095	WellPoint Inc *	620,179
		$6,163,945

Homebuilding --- 0.18%
7,733	DR Horton Inc	88,234
2,075	KB Home	34,466
3,959	Lennar Corp Class A	56,416
1,037	MDC Holdings Inc	36,025
163	NVR Inc *	103,891
8,548	Pulte Homes Inc	93,943
1,207	Ryland Group Inc	25,431
3,704	Toll Brothers Inc *	72,376
		$510,782

Hotels/Motels --- 0.30%
12,053	Carnival Corp	401,124
7,081	Marriott International Inc Class A	195,365
5,235	Starwood Hotels & Resorts Worldwide Inc	172,912
4,994	Wyndham Worldwide Corp	81,502
		$850,903

Household Goods --- 2.71%
1,105	American Greetings Corp Class A	24,641
1,686	Black & Decker Corp	78,045
170	Blyth Inc	6,584
1,970	Church & Dwight Co Inc	111,778
3,901	Clorox Co	229,457
13,757	Colgate-Palmolive Co	1,049,384
1,943	Energizer Holdings Inc *	128,899
4,213	Fortune Brands Inc	181,075
1,944	Harman International Industries Inc	65,863
11,426	Kimberly-Clark Corp	673,905
4,396	Leggett & Platt Inc	85,282
1,574	Mohawk Industries Inc *	75,064
7,786	Newell Rubbermaid Inc	122,162
80,697	Procter & Gamble Co ~	4,673,970
1,756	Tupperware Brands Corp	70,100
2,071	Whirlpool Corp	144,887
		$7,721,096

Independent Power Producer --- 0.17%
18,295	AES Corp *	271,132
5,587	Constellation Energy Group Inc	180,851
14,207	Dynegy Inc Class A *	36,228
		$488,211

Insurance Related --- 2.79%
12,878	Aflac Inc	550,406
14,759	Allstate Corp	451,921
2,110	American Financial Group Inc	53,805
3,773	American International Group Inc *	166,427
7,537	Aon Corp	306,680
2,810	Arthur J Gallagher & Co	68,480
3,303	Assurant Inc	105,894
3,255	Brown & Brown Inc	62,366
9,632	Chubb Corp	485,549
4,559	Cincinnati Financial Corp	118,488
1,657	Everest Re Group Ltd	145,319
6,586	Fidelity National Financial Inc	99,317
2,615	First American Corp	84,647
12,150	Genworth Financial Inc	145,192
1,434	Hanover Insurance Group Inc	59,267
10,543	Hartford Financial Services Group Inc	279,389
3,147	HCC Insurance Holdings Inc	86,070
1,098	Horace Mann Educators Corp	15,339
8,304	Lincoln National Corp	215,157
10,131	Loews Corp	346,987
14,395	Marsh & McLennan Cos Inc	355,988
4,780	MBIA Inc * †	37,093
998	Mercury General Corp	36,108
22,583	MetLife Inc	859,735
6,747	Old Republic International Corp	82,178
8,713	Principal Financial Group Inc	238,649
18,634	Progressive Corp	308,952
2,400	Protective Life Corp	51,408
12,759	Prudential Financial Inc	636,802
2,041	Reinsurance Group of America Inc	91,029
1,375	StanCorp Financial Group Inc	55,509
2,321	Torchmark Corp	100,801
15,652	Travelers Cos Inc	770,548
1,383	Unitrin Inc	26,955
9,291	Unum Group	199,199
3,859	WR Berkley Corp	97,555
9,595	XL Capital Ltd Class A	167,529
		$7,962,738

Investment Bank/Brokerage Firm --- 1.57%
26,339	Charles Schwab Corp	504,392
26,108	E*TRADE Financial Corp *	45,689
14,129	Goldman Sachs Group Inc ~	2,604,681
3,298	Jefferies Group Inc	89,805
37,521	Morgan Stanley	1,158,648
2,761	Raymond James Financial Inc	64,276
		$4,467,491

Leisure & Entertainment --- 0.29%
1,569	Boyd Gaming Corp *	17,149
1,808	Callaway Golf Co	13,759
3,490	Hasbro Inc	96,847
8,310	International Game Technology	178,499
779	International Speedway Corp Class A	21,477
994	Life Time Fitness Inc * †	27,882
1,364	Marvel Entertainment Inc *	67,682
10,056	Mattel Inc	185,634
1,815	Scientific Games Corp Class A *	28,731
1,204	WMS Industries Inc *	53,650
1,898	Wynn Resorts Ltd * †	134,549
		$825,859

Machinery --- 1.85%
2,592	AGCO Corp *	71,617
2,107	Bucyrus International Inc	75,051
17,142	Caterpillar Inc	879,899
1,327	Crane Co	34,250
5,661	Cummins Inc	253,669
7,152	Danaher Corp	481,473
11,649	Deere & Co	499,975
2,165	Donaldson Co Inc	74,974
5,217	Dover Corp	202,211
4,541	Eaton Corp	256,975
1,365	Federal Signal Corp	9,814
1,572	Flowserve Corp	154,905
1,679	Graco Inc	46,794
2,252	Harsco Corp	79,743
2,263	IDEX Corp	63,251
10,599	Illinois Tool Works Inc	452,683
2,867	Joy Global	140,311
2,052	Kennametal Inc	50,500
1,192	Lincoln Electric Holdings Inc	56,560
942	Nordson Corp	52,837
2,474	Oshkosh Corp	76,521
9,989	PACCAR Inc	376,685
3,308	Pall Corp	106,782
4,502	Parker-Hannifin Corp	233,384
2,756	Pentair Inc	81,357
1,616	Snap-on Inc	56,172
1,375	SPX Corp	84,246
2,218	Stanley Works	94,687
3,019	Terex Corp *	62,584
2,101	Timken Co	49,227
2,204	Trinity Industries Inc	37,887
500	Valmont Industries Inc	42,590
1,340	Wabtec Corp	50,290
		$5,289,904

Manufacturing --- 0.06%
3,888	Molex Inc	81,182
3,352	Trimble Navigation Ltd *	80,146
		$161,328

Medical Products --- 2.11%
16,632	Baxter International Inc	948,190
1,906	Beckman Coulter Inc	131,400
6,588	Becton Dickinson & Co	459,513
41,486	Boston Scientific Corp *	439,337
5,049	CareFusion Corp *	110,068
2,671	CR Bard Inc	209,967
4,166	DENTSPLY International Inc	143,894
1,571	Edwards Lifesciences Corp *	109,829
1,461	Gen-Probe Inc *	60,544
1,755	Hill-Rom Holdings Inc	38,224
7,195	Hologic Inc *	117,566
4,501	Hospira Inc *	200,745
1,655	IDEXX Laboratories Inc * †	82,750
1,975	Immucor Inc *	34,957
1,062	Intuitive Surgical Inc *	278,509
1,548	Kinetic Concepts Inc *	57,245
1,355	Masimo Corp *	35,501
30,553	Medtronic Inc	1,124,350
2,114	ResMed Inc *	95,553
9,715	St Jude Medical Inc *	378,982
1,639	STERIS Corp	49,908
7,816	Stryker Corp	355,081
1,115	Teleflex Inc	53,866
1,584	Thoratec Corp *	47,948
3,516	Varian Medical Systems Inc *	148,129
5,885	Zimmer Holdings Inc *	314,553
		$6,026,609

Miscellaneous --- 0.18%
3,685	Cintas Corp	111,692
1,793	Copart Inc *	59,546
956	Corporate Executive Board Co	23,804
1,492	Dun & Bradstreet Corp	112,378
1,440	FTI Consulting Inc *	61,358
5,052	Iron Mountain Inc *	134,686
1,351	Navigant Consulting Inc *	18,239
		$521,703

Office Equipment & Supplies --- 0.20%
3,162	Avery Dennison Corp	113,864
1,508	Herman Miller Inc	25,500
1,258	HNI Corp	29,689
836	Mine Safety Appliances Co	22,998
5,789	Pitney Bowes Inc	143,857
24,255	Xerox Corp	187,734
1,666	Zebra Technologies Corp Class A *	43,199
		$566,841

Oil & Gas --- 11.15%
13,532	Anadarko Petroleum Corp	848,862
9,262	Apache Corp	850,529
4,525	Arch Coal Inc	100,138
8,518	Baker Hughes Inc	363,378
1,045	Bill Barrett Corp *	34,266
8,192	BJ Services Co	159,171
2,907	Cabot Oil & Gas Corp	103,925
6,086	Cameron International Corp *	230,173
17,799	Chesapeake Energy Corp	505,492
55,440	Chevron Corp ~	3,904,639
2,336	Cimarex Energy Co	101,196
1,303	Comstock Resources Inc *	52,224
40,967	ConocoPhillips	1,850,070
5,067	CONSOL Energy Inc	228,572
6,980	Denbury Resources Inc *	105,607
12,242	Devon Energy Corp	824,254
1,950	Diamond Offshore Drilling Inc †	186,264
19,662	El Paso Corp	202,912
1,480	Encore Acquisition Co *	55,352
3,977	ENSCO International Inc	169,182
6,940	EOG Resources Inc	579,559
1,751	Exterran Holdings Inc *	41,569
132,895	Exxon Mobil Corp ~	9,117,925
3,344	FMC Technologies Inc *	174,691
3,124	Forest Oil Corp *	61,137
2,938	Frontier Oil Corp	40,897
24,857	Halliburton Co	674,122
2,759	Helix Energy Solutions Group Inc *	41,330
2,957	Helmerich & Payne Inc	116,890
8,115	Hess Corp	433,828
19,506	Marathon Oil Corp	622,241
2,814	Mariner Energy Inc *	39,903
2,397	Massey Energy Co	66,852
5,239	Murphy Oil Corp	301,609
7,938	Nabors Industries Ltd *	165,904
11,513	National-Oilwell Varco Inc *	496,556
3,720	Newfield Exploration Co *	158,323
4,762	Noble Energy Inc	314,102
22,396	Occidental Petroleum Corp	1,755,846
1,535	Oceaneering International Inc *	87,111
671	Overseas Shipholding Group Inc	25,075
2,072	Patriot Coal Corp * †	24,367
4,301	Patterson-UTI Energy Inc	64,945
7,499	Peabody Energy Corp	279,113
3,197	Pioneer Natural Resources Co	116,019
3,863	Plains Exploration & Production Co *	106,851
4,868	Pride International Inc *	148,182
3,176	Quicksilver Resources Inc * †	45,067
4,391	Range Resources Corp	216,740
3,171	Rowan Cos Inc	73,155
33,094	Schlumberger Ltd	1,972,402
6,151	Smith International Inc	176,534
3,479	Southern Union Co	72,328
9,474	Southwestern Energy Co *	404,350
17,748	Spectra Energy Corp	336,147
3,279	Sunoco Inc	93,288
2,191	Superior Energy Services Inc *	49,341
3,880	Tesoro Corp	58,122
1,450	Tidewater Inc	68,281
1,137	Unit Corp *	46,901
15,603	Valero Energy Corp	302,542
16,270	Williams Cos Inc	290,745
15,994	XTO Energy Inc	660,872
		$31,797,968

Paper & Forest Products --- 0.21%
12,122	International Paper Co	269,472
2,560	Louisiana-Pacific Corp *	17,075
4,799	MeadWestvaco Corp	107,066
5,928	Weyerhaeuser Co	217,261
		$610,874

Personal Loans --- 0.69%
32,827	American Express Co	1,112,835
2,730	AmeriCredit Corp * †	43,107
12,674	Capital One Financial Corp	452,842
14,875	Discover Financial Services	241,421
13,112	SLM Corp *	114,337
		$1,964,542

Pharmaceuticals --- 6.40%
42,712	Abbott Laboratories	2,112,963
8,466	Allergan Inc	480,530
54,692	Bristol-Myers Squibb Co	1,231,664
27,899	Eli Lilly & Co	921,504
3,286	Endo Pharmaceuticals Holdings Inc *	74,362
8,460	Forest Laboratories Inc *	249,062
76,188	Johnson & Johnson ~	4,639,087
6,955	King Pharmaceuticals Inc *	74,905
1,593	Medicis Pharmaceutical Corp Class A	34,011
58,259	Merck & Co Inc	1,842,732
8,555	Mylan Inc * †	136,966
2,178	Perrigo Co	74,030
186,544	Pfizer Inc ~	3,087,303
45,113	Schering-Plough Corp	1,274,442
3,065	Sepracor Inc *	70,189
1,902	Valeant Pharmaceuticals International *	53,370
2,957	Watson Pharmaceuticals Inc *	108,345
36,881	Wyeth	1,791,679
		$18,257,144

Photography/Imaging --- 0.01%
7,522	Eastman Kodak Co †	35,955
		$35,955

Pollution Control --- 0.31%
556	Clean Harbors Inc *	31,280
9,031	Republic Services Inc	239,954
1,148	Rollins Inc	21,640
2,382	Stericycle Inc *	115,408
2,246	Waste Connections Inc *	64,819
13,552	Waste Management Inc	404,121
		$877,222

Printing & Publishing --- 0.23%
1,433	Deluxe Corp	24,504
6,519	Gannett Co Inc	81,553
1,192	John Wiley & Sons Inc Class A	41,458
8,821	McGraw-Hill Cos Inc	221,760
1,010	Meredith Corp	30,239
3,270	New York Times Co Class A	26,552
5,756	RR Donnelley & Sons Co	122,373
714	Scholastic Corp	17,379
169	Washington Post Co Class B	79,105
		$644,923

Railroads --- 0.82%
7,215	Burlington Northern Santa Fe Corp	575,974
10,792	CSX Corp	451,753
2,568	Kansas City Southern *	68,026
10,119	Norfolk Southern Corp	436,230
13,912	Union Pacific Corp	811,765
		$2,343,748

Real Estate --- 1.64%
1,104	Alexandria Real Estate Equities Inc REIT †	60,002
4,101	AMB Property Corp REIT	94,118
3,284	Apartment Investment & Management Co Class A REIT	48,439
2,241	AvalonBay Communities Inc REIT	162,988
3,885	Boston Properties Inc REIT	254,662
1,437	BRE Properties Inc REIT	44,978
1,798	Camden Property Trust REIT	72,459
6,636	CB Richard Ellis Group Inc Class A *	77,907
1,609	Corporate Office Properties Trust REIT	59,340
1,261	Cousins Properties Inc REIT	10,441
6,278	Duke Realty Corp REIT	75,399
1,040	Equity One Inc REIT †	16,297
7,681	Equity Residential REIT	235,807
770	Essex Property Trust Inc REIT	61,277
1,658	Federal Realty Investment Trust REIT	101,751
8,151	HCP Inc REIT	234,260
3,334	Health Care Inc REIT	138,761
1,986	Highwoods Properties Inc REIT	62,460
3,136	Hospitality Properties Trust REIT	63,880
16,862	Host Hotels & Resorts Inc REIT	198,466
1,157	Jones Lang LaSalle Inc	54,807
10,430	Kimco Realty Corp REIT	136,007
2,961	Liberty Property Trust REIT	96,321
2,258	Macerich Co REIT †	68,485
2,194	Mack-Cali Realty Corp REIT	70,932
2,877	Nationwide Health Properties Inc REIT	89,158
2,311	Omega Healthcare Investors Inc REIT	37,022
4,566	Plum Creek Timber Co Inc REIT	139,902
1,115	Potlatch Corp REIT	31,722
12,414	ProLogis REIT	147,975
3,771	Public Storage REIT	283,730
2,216	Rayonier Inc REIT	90,657
2,926	Realty Income Corp REIT †	75,052
2,244	Regency Centers Corp REIT	83,140
7,797	Simon Property Group Inc REIT	541,346
2,154	SL Green Realty Corp REIT	94,453
4,220	UDR Inc REIT	66,423
4,390	Ventas Inc REIT	169,015
4,283	Vornado Realty Trust REIT	275,868
2,985	Weingarten Realty Investors REIT	59,461
		$4,685,168

Restaurants --- 1.05%
861	Bob Evans Farms Inc	25,021
2,864	Brinker International Inc	45,051
1,685	Cheesecake Factory Inc *	31,206
894	Chipotle Mexican Grill Inc Class A * †	86,763
3,846	Darden Restaurants Inc	131,264
30,147	McDonald's Corp	1,720,489
873	Panera Bread Co Class A *	48,015
20,271	Starbucks Corp *	418,596
9,713	Wendy's/Arby's Group Inc	45,942
12,947	Yum! Brands Inc	437,091
		$2,989,438

Retail --- 4.34%
1,314	99 Cents Only Stores *	17,673
1,505	Aaron's Inc †	39,732
2,465	Abercrombie & Fitch Co	81,049
2,665	Advance Auto Parts Inc	104,681
1,879	Aeropostale Inc *	81,680
9,173	Amazon.com Inc *	856,391
5,788	American Eagle Outfitters Inc	97,586
1,642	AnnTaylor Stores Corp *	26,091
2,482	AutoNation Inc * †	44,875
906	AutoZone Inc *	132,475
1,035	Barnes & Noble Inc †	22,998
7,283	Bed Bath & Beyond Inc *	273,404
9,384	Best Buy Co Inc	352,088
2,316	Big Lots Inc *	57,946
6,181	CarMax Inc *	129,183
4,972	Chicos FAS Inc *	64,636
1,332	Coldwater Creek Inc *	10,922
1,797	Collective Brands Inc *	31,142
39,856	CVS Caremark Corp	1,424,454
2,396	Dick's Sporting Goods Inc *	53,670
2,522	Dollar Tree Inc *	122,771
5,901	Expedia Inc *	141,329
3,933	Family Dollar Stores Inc	103,831
4,346	Foot Locker Inc	51,935
4,617	GameStop Corp Class A *	122,212
13,408	Gap Inc	286,931
1,651	Guess? Inc	61,153
47,065	Home Depot Inc	1,253,812
1,456	J Crew Group Inc *	52,154
6,564	JC Penney Co Inc	221,535
8,411	Kohl's Corp *	479,848
7,576	Limited Brands Inc	128,716
40,764	Lowe's Cos Inc	853,598
11,796	Macy's Inc	215,749
1,149	Netflix Inc * †	53,049
4,490	Nordstrom Inc †	137,125
7,704	Office Depot Inc *	51,001
3,805	O'Reilly Automotive Inc *	137,513
3,535	PetSmart Inc	76,886
1,169	priceline.com Inc * †	193,844
3,509	RadioShack Corp	58,144
1,851	Rent-A-Center Inc *	34,947
3,413	Ross Stores Inc	163,039
4,049	Saks Inc * †	27,614
1,398	Sears Holdings Corp * †	91,303
2,759	Sherwin-Williams Co	165,982
20,064	Staples Inc	465,886
20,749	Target Corp	968,563
3,480	Tiffany & Co	134,084
11,816	TJX Cos Inc	438,964
3,596	Urban Outfitters Inc *	108,491
27,382	Walgreen Co	1,026,004
2,924	Williams-Sonoma Inc	59,153
		$12,389,842

Savings & Loans --- 0.21%
2,286	Astoria Financial Corp	25,237
4,200	First Niagara Financial Group Inc	51,786
13,234	Hudson City Bancorp Inc	174,027
9,682	New York Community Bancorp Inc †	110,569
2,995	NewAlliance Bancshares Inc	32,047
9,768	People's United Financial Inc	151,990
2,469	Washington Federal Inc	41,627
		$587,283

Shoes --- 0.25%
10,714	NIKE Inc Class B	693,196
1,275	Timberland Co Class A *	17,748
		$710,944

Specialized Services --- 1.85%
1,919	Acxiom Corp	18,154
2,737	Affiliated Computer Services Inc Class A *	148,263
1,490	Alliance Data Systems Corp * †	91,009
3,532	Apollo Group Inc Class A *	260,202
13,832	Automatic Data Processing Inc	543,183
1,135	Brink's Co	30,543
1,142	Brink's Home Security Holdings Inc *	35,162
3,934	Broadridge Financial Solutions Inc	79,073
1,815	Career Education Corp *	44,250
8,193	Cognizant Technology Solutions Corp Class A *	316,741
4,249	Computer Sciences Corp *	223,965
3,440	Convergys Corp *	34,194
2,440	Corinthian Colleges Inc *	45,286
3,230	Corrections Corp of America *	73,160
1,728	DeVry Inc	95,593
1,143	DST Systems Inc *	51,206
3,541	Equifax Inc	103,185
5,364	Fidelity National Information Services Inc	136,836
4,224	Fiserv Inc *	203,597
1,667	Gartner Inc *	30,456
2,255	Global Payments Inc	105,309
9,148	H&R Block Inc	168,140
2,340	Hewitt Associates Inc Class A *	85,246
871	ITT Educational Services Inc *	96,167
771	Kelly Services Inc Class A	9,483
1,254	Korn/Ferry International *	18,296
2,666	Lender Processing Services Inc	101,761
2,197	Manpower Inc	124,592
589	ManTech International Corp Class A *	27,777
2,645	Mastercard Inc	534,687
854	Matthews International Corp Class A	30,215
2,526	Metavante Technologies Inc *	87,097
3,535	Monster Worldwide Inc *	61,792
2,593	MPS Group Inc *	27,278
2,027	NeuStar Inc *	45,810
9,007	Paychex Inc	261,653
1,230	Regis Corp	19,065
4,286	Robert Half International Inc	107,236
5,718	SAIC Inc *	100,294
7,038	Service Corp International	49,336
1,878	Sotheby's †	32,358
1,183	SRA International Inc Class A *	25,541
393	Strayer Education Inc †	85,548
5,530	Total System Services Inc	89,088
1,196	Watson Wyatt Worldwide Inc Class A	52,098
19,289	Western Union Co	364,948
		$5,274,873

Telephone & Telecommunications --- 2.91%
10,853	American Tower Corp Class A *	395,049
163,110	AT&T Inc ~	4,405,601
8,310	CenturyTel Inc	279,216
6,025	Cincinnati Bell Inc *	21,087
8,761	Frontier Communications Corp	66,058
7,100	MetroPCS Communications Inc *	66,456
41,493	Qwest Communications International Inc	158,088
78,986	Sprint Nextel Corp *	311,995
1,895	Syniverse Holdings Inc *	33,163
2,551	Telephone & Data Systems Inc	79,107
78,497	Verizon Communications Inc	2,376,104
12,250	Windstream Corp	124,093
		$8,316,017

Textiles --- 0.29%
8,908	Coach Inc	293,251
1,250	Fossil Inc *	35,563
2,656	Hanesbrands Inc *	56,839
1,444	Phillips-Van Heusen Corp	61,789
1,586	Polo Ralph Lauren Corp	121,519
1,029	Under Armour Inc Class A *	28,637
2,482	VF Corp	179,771
1,284	Warnaco Group Inc *	56,316
		$833,685

Tobacco --- 1.47%
57,165	Altria Group Inc	1,018,109
4,613	Lorillard Inc	342,746
53,461	Philip Morris International Inc ~	2,605,689
4,739	Reynolds American Inc	210,980
701	Universal Corp	29,316
		$4,206,840

Transportation --- 0.12%
1,150	Alexander & Baldwin Inc	36,903
1,299	Con-way Inc	49,778
2,299	JB Hunt Transport Services Inc	73,867
1,508	Kirby Corp *	55,525
1,440	Landstar System Inc	54,806
1,568	Ryder System Inc	61,246
1,204	Werner Enterprises Inc	22,431
		$354,556

Utilities --- 1.63%
2,164	AGL Resources Inc	76,324
3,103	Alliant Energy Corp	86,419
6,486	Ameren Corp	163,966
1,088	Black Hills Corp	27,385
10,732	CenterPoint Energy Inc	133,399
6,362	CMS Energy Corp	85,251
7,551	Consolidated Edison Inc	309,138
16,547	Dominion Resources Inc	570,871
4,596	DTE Energy Co	161,503
2,011	Energen Corp	86,674
3,671	EQT Corp	156,385
2,143	Integrys Energy Group Inc	76,912
5,159	MDU Resources Group Inc	107,565
2,230	National Fuel Gas Co	102,156
1,268	Nicor Inc	46,396
7,701	NiSource Inc	106,967
2,694	OGE Energy Corp	89,118
2,953	ONEOK Inc	108,139
10,332	PG&E Corp	418,343
13,923	Public Service Enterprise Group Inc	437,739
4,882	Questar Corp	183,368
3,094	SCANA Corp	107,981
6,852	Sempra Energy	341,298
5,970	TECO Energy Inc	84,058
3,037	UGI Corp	76,107
2,273	Vectren Corp	52,370
1,406	WGL Holdings Inc	46,595
3,279	Wisconsin Energy Corp	148,112
12,780	Xcel Energy Inc	245,887
		$4,636,426

Water --- 0.02%
3,804	Aqua America Inc †	67,103
		$67,103

TOTAL COMMON STOCK --- 98.89%		$282,137,128
(Cost $282,339,358)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,474,000	Federal Farm Credit Bank	2,474,000
	0.01% October 1, 2009
415,000	United States of America	414,893
	0.09% December 17, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.01%		$2,888,893
(Cost $2,888,893)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,648,317	BNP Paribas Securities Corp	2,648,317
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 0.93%		$2,648,317
(Cost $2,648,317)

OTHER ASSETS & LIABILITIES --- (0.83%)		$(2,368,284)

TOTAL NET ASSETS --- 100%		$285,306,054
(Cost $287,876,568)
Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2009.
~	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2		Level 3		Total
Assets
Stock^	$282,137,128	$		$		$282,137,128
Short-term investments	2,648,317		2,888,893			5,537,210
Total Assets	$284,785,445		$2,888,893	$		$287,674,338
Liabilities
Other financial instruments*	17,202					17,202
Total Liabilities	$17,202	$		$		$17,202
Total	$284,768,243		$2,888,893		$-	$287,657,136

^Please see above Schedule of Investments for values in each industry.

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of September 30, 2009.

As of September 30, 2009, the Maxim Stock Index Portfolio had 59 open S&P 500 Emini and 4 open S&P 400 MidCap Emini long futures contracts.  The contracts expire in December 2009 and the Portfolio has recorded unrealized appreciation of $55,243 and $7,625, respectively, for a total unrealized appreciation of $62,868.

At September 30, 2009, the U.S. Federal income tax cost basis was $300,011,461.  The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $57,768,160 and gross depreciation of securities in which there was an excess of tax cost over value of $70,105,282, resulting in net depreciation of $12,337,122.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.33%
500,000	Boeing Co	545,225
	5.00% March 15, 2014
500,000	ITT Corp	521,378
	4.90% May 1, 2014
		$1,066,603

Agency --- 8.74%
2,000,000	Fannie Mae	2,166,486
	5.00% October 15, 2011
400,000	Fannie Mae	448,027
	5.25% September 15, 2016
700,000	Fannie Mae	773,649
	5.00% May 11, 2017
1,500,000	Fannie Mae	1,638,099
	4.63% October 15, 2013
750,000	Fannie Mae	748,374
	2.50% May 15, 2014
1,250,000	Fannie Mae	1,331,825
	3.88% July 12, 2013
1,100,000	Federal Home Loan Bank †	1,170,308
	3.88% June 14, 2013
2,000,000	Federal Home Loan Bank	2,022,932
	1.63% July 27, 2011
500,000	Federal Home Loan Bank	546,214
	5.00% November 17, 2017
300,000	Federal Home Loan Bank	336,377
	5.25% June 18, 2014
500,000	Federal Home Loan Bank	564,461
	5.38% May 18, 2016
450,000	Freddie Mac	489,060
	4.63% October 25, 2012
800,000	Freddie Mac	857,687
	4.13% September 27, 2013
500,000	Freddie Mac	500,244
	3.75% March 27, 2019
1,500,000	Freddie Mac	1,529,166
	3.00% July 28, 2014
1,500,000	Freddie Mac	1,538,455
	2.88% November 23, 2010
2,000,000	Freddie Mac	2,021,218
	1.50% January 7, 2011
300,000	Freddie Mac	326,158
	4.50% January 15, 2014
3,400,000	Freddie Mac	3,578,925
	4.75% January 18, 2011
450,000	Freddie Mac	567,639
	6.25% July 15, 2032
900,000	Freddie Mac	975,482
	4.50% January 15, 2013
500,000	Freddie Mac	557,709
	5.25% April 18, 2016
500,000	Freddie Mac	567,069
	5.50% July 18, 2016
1,900,000	Freddie Mac †	2,066,590
	5.50% September 15, 2011
300,000	Freddie Mac	392,527
	6.75% March 15, 2031
500,000	Resolution Funding Corp	710,559
	9.38% October 15, 2020
		$28,425,240

Agency - Pass Through --- 34.39%
1,598,676	Fannie Mae	1,659,693
	5.00% September 1, 2033
698,082	Fannie Mae	740,011
	6.00% April 1, 2036
2,950,297	Fannie Mae	3,095,329
	5.50% April 1, 2036
880,743	Fannie Mae	914,358
	5.00% July 1, 2033
980,328	Fannie Mae	1,031,387
	5.50% February 1, 2035
2,252,715	Fannie Mae	2,365,820
	5.50% November 1, 2035
2,037,778	Fannie Mae	2,115,554
	5.00% December 1, 2033
857,080	Fannie Mae	900,999
	5.50% January 1, 2034
482,564	Fannie Mae	501,919
	4.00% April 1, 2019
276,843	Fannie Mae	296,374
	6.00% May 1, 2021
834,968	Fannie Mae	883,553
	6.00% July 1, 2036
3,207,242	Fannie Mae	3,399,718
	5.50% March 1, 2034
865	Fannie Mae	874
	8.00% June 1, 2012
373,044	Fannie Mae	398,247
	6.00% January 1, 2029
72,471	Fannie Mae	77,326
	6.50% December 1, 2013
986,331	Fannie Mae	1,034,024
	5.00% January 1, 2024
24,205	Fannie Mae	24,577
	7.00% May 1, 2011
3,161	Fannie Mae	3,194
	8.00% December 1, 2012
607,680	Fannie Mae	658,975
	6.50% August 1, 2032
213,643	Fannie Mae	226,902
	5.00% June 1, 2018
468,451	Fannie Mae	496,289
	5.50% May 1, 2033
356,669	Fannie Mae	387,996
	6.50% June 1, 2032
292,561	Fannie Mae	325,543
	7.00% July 1, 2032
247,128	Fannie Mae	266,469
	6.00% July 1, 2017
727,490	Fannie Mae	741,509
	4.50% December 1, 2034
577,231	Fannie Mae	618,292
	6.50% August 1, 2036
248,004	Fannie Mae	264,957
	6.00% December 1, 2021
780,481	Fannie Mae	807,465
	5.00% May 1, 2037
773,602	Fannie Mae	817,890
	6.00% March 1, 2038
1,065,634	Fannie Mae	1,106,305
	5.00% July 1, 2037
403,615	Fannie Mae	409,438
	4.50% October 1, 2036
1,476,151	Fannie Mae	1,497,217
	4.50% April 1, 2039
2,994,180	Fannie Mae	3,036,909
	4.50% August 1, 2039
1,995,561	Fannie Mae	2,090,142
	5.50% August 1, 2039
1,339,364	Fannie Mae	1,416,043
	6.00% August 1, 2037
383,076	Fannie Mae ‡	402,967
	5.43% August 1, 2037
936,921	Fannie Mae	969,167
	5.00% March 1, 2039
243,122	Fannie Mae	257,083
	5.00% October 1, 2020
614,909	Fannie Mae	637,417
	5.00% July 1, 2035
364,229	Fannie Mae	386,105
	6.00% November 1, 2035
856,929	Fannie Mae	910,540
	6.00% February 1, 2035
3,790,325	Fannie Mae	3,930,720
	5.00% September 1, 2035
359,134	Fannie Mae	372,280
	5.00% October 1, 2035
1,147,078	Fannie Mae	1,215,975
	6.00% February 1, 2036
721,672	Fannie Mae	767,226
	6.00% June 1, 2036
2,958,891	Fannie Mae	3,107,452
	5.50% May 1, 2036
708,088	Fannie Mae	750,617
	6.00% October 1, 2035
787,290	Fannie Mae	826,818
	5.50% December 1, 2035
471,972	Fannie Mae	502,373
	6.00% December 1, 2035
2,721,391	Fannie Mae	2,854,200
	5.50% November 1, 2036
2,000,000	Fannie Mae	2,025,624
	4.50% TBA
82,243	Fannie Mae	90,935
	8.00% November 1, 2022
1,529,161	Freddie Mac	1,585,613
	5.00% September 1, 2035
2,099,848	Freddie Mac	2,177,368
	5.00% June 1, 2036
844,220	Freddie Mac	893,607
	6.00% December 1, 2036
660,133	Freddie Mac	698,658
	5.00% April 1, 2021
276,524	Freddie Mac	292,662
	5.00% May 1, 2021
834,841	Freddie Mac	882,197
	6.00% April 1, 2038
1,647,899	Freddie Mac	1,709,100
	4.50% May 1, 2023
670,399	Freddie Mac	702,697
	5.50% May 1, 2037
1,028,718	Freddie Mac	1,091,004
	5.50% June 1, 2022
2,254,045	Freddie Mac	2,385,907
	6.00% August 1, 2037
1,869,924	Freddie Mac	1,935,052
	5.00% June 1, 2038
470,073	Freddie Mac	498,534
	5.50% May 1, 2021
578,490	Freddie Mac	615,866
	5.00% August 1, 2018
360,471	Freddie Mac ‡	379,070
	5.55% March 1, 2037
749,542	Freddie Mac	782,990
	5.00% September 1, 2024
68,906	Freddie Mac	77,873
	7.50% May 1, 2027
1,536,185	Freddie Mac	1,665,308
	6.50% November 1, 2032
542,693	Freddie Mac	575,289
	6.00% April 1, 2036
1,169,265	Freddie Mac	1,237,667
	6.00% November 1, 2036
467,320	Freddie Mac	476,716
	4.00% January 1, 2021
1,731,591	Freddie Mac	1,816,367
	5.50% May 1, 2036
1,491,930	Freddie Mac	1,592,380
	6.50% November 1, 2037
706,706	Freddie Mac	749,153
	6.00% March 1, 2036
1,533,687	Freddie Mac	1,614,045
	5.50% June 1, 2033
634,858	Freddie Mac	646,298
	4.50% August 1, 2033
1,966,868	Freddie Mac	1,992,478
	4.50% March 1, 2039
613,125	Freddie Mac ‡	645,928
	6.03% October 1, 2036
582,211	Freddie Mac ‡	615,436
	5.74% November 1, 2036
8,944	Freddie Mac	10,045
	7.50% August 1, 2030
426,381	Freddie Mac	456,740
	5.50% February 1, 2018
448,771	Freddie Mac	480,725
	5.50% May 1, 2018
537,628	Freddie Mac	557,979
	5.00% July 1, 2034
2,000,000	Freddie Mac	2,026,042
	4.50% September 1, 2039
82,292	Freddie Mac	88,699
	6.50% April 1, 2029
505,616	Freddie Mac	536,904
	5.00% December 1, 2017
484,484	Freddie Mac	501,309
	5.00% April 1, 2039
537,476	Freddie Mac	568,843
	5.00% December 1, 2020
1,632,428	Freddie Mac	1,693,054
	4.50% March 1, 2023
2,371,903	Freddie Mac	2,506,449
	6.00% June 1, 2038
486,056	Freddie Mac	502,936
	5.00% May 1, 2039
2,236,206	Freddie Mac	2,314,091
	5.00% February 1, 2039
584,495	Freddie Mac ‡	617,233
	5.81% November 1, 2036
1,543,583	Freddie Mac ‡	1,631,340
	5.81% May 1, 2037
650,908	Freddie Mac	688,083
	5.50% June 1, 2027
1,443,426	Freddie Mac	1,495,905
	4.50% April 1, 2024
1,475,082	Freddie Mac ‡	1,538,555
	4.92% July 1, 2035
652,942	Freddie Mac ‡	684,517
	5.76% March 1, 2037
36,101	Ginnie Mae	40,096
	9.00% January 15, 2017
671,403	Ginnie Mae	707,806
	5.50% December 15, 2035
72,817	Ginnie Mae	80,136
	7.00% July 15, 2025
1,625,013	Ginnie Mae	1,695,265
	5.00% November 15, 2033
42,193	Ginnie Mae	46,074
	9.00% April 15, 2021
717,052	Ginnie Mae	754,583
	5.50% April 15, 2037
599,836	Ginnie Mae	636,716
	5.00% September 15, 2018
34,786	Ginnie Mae	38,901
	7.50% December 15, 2025
1,311,073	Ginnie Mae II	1,391,604
	6.00% January 20, 2036
1,772,931	Ginnie Mae II	1,868,556
	5.50% February 20, 2036
667,713	Ginnie Mae II	693,875
	5.00% December 20, 2035
		$111,807,121

Automobiles --- 0.17%
500,000	DaimlerChrysler NA Holding Corp	538,676
	6.50% November 15, 2013
		$538,676

Banks --- 1.08%
500,000	Bank of America NA	492,756
	6.00% October 15, 2036
1,000,000	US Bancorp	995,444
	2.13% February 15, 2013
500,000	US Bank NA	540,144
	6.38% August 1, 2011
500,000	Wachovia Bank NA	507,428
	4.80% November 1, 2014
500,000	Wells Fargo & Co	484,360
	5.38% February 7, 2035
500,000	Wells Fargo & Co	492,033
	5.13% September 15, 2016
		$3,512,165

Broadcast/Media --- 1.30%
500,000	Comcast Cable Communications LLC	531,705
	6.75% January 30, 2011
500,000	Cox Communications Inc	537,113
	5.45% December 15, 2014
375,000	News America Holdings Inc	440,525
	9.25% February 1, 2013
500,000	News America Inc	538,245
	5.30% December 15, 2014
500,000	Time Warner Cable Inc	582,659
	8.25% February 14, 2014
500,000	Time Warner Inc	550,410
	6.88% May 1, 2012
500,000	Viacom Inc	510,577
	4.38% September 15, 2014
500,000	Walt Disney Co	549,024
	6.38% March 1, 2012
		$4,240,258

Canadian - Federal --- 0.32%
500,000	Export Development Canada	539,724
	4.50% October 25, 2012
500,000	Government of Canada	497,113
	2.38% September 10, 2014
		$1,036,837

Canadian - Provincial --- 0.16%
500,000	Province of Ontario	529,698
	4.38% February 15, 2013
		$529,698

Chemicals --- 0.67%
500,000	Chevron Phillips Chemical Co LLC §	552,983
	7.00% June 15, 2014
1,000,000	EI du Pont de Nemours & Co	1,080,222
	5.25% December 15, 2016
500,000	Potash Corp of Saskatchewan Inc	540,926
	5.25% May 15, 2014
		$2,174,131

Commercial Mortgage Backed --- 3.98%
1,330,000	Bear Stearns Commercial Mortgage Securities Inc ‡	1,313,774
	Series 2005-T20 Class A4A
	5.30% October 12, 2042
1,000,000	Greenwich Capital Commercial Funding Corp	1,007,796
	Series GCCFC 2003-C Class A4
	4.92% January 5, 2036
1,000,000	GS Mortgage Securities Corp II	937,497
	Series 2005-GG4 Class A4A
	4.75% July 10, 2039
1,250,000	GS Mortgage Securities Corp II	1,139,716
	Series 2005-GG4 Class A4
	4.76% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp	506,425
	Series 2005-LDP2 Class ASB
	4.66% July 15, 2042
4,978	JP Morgan Commercial Mortgage Finance Corp	4,974
	Series 2000-C9 Class A2
	7.77% October 15, 2032
3,000,000	Morgan Stanley Capital I ‡ §	2,831,049
	Series 2007-T27 Class A4
	5.80% June 13, 2042
2,000,000	Morgan Stanley Capital I ‡	1,849,431
	Series 2007-T25 Class A3
	5.51% November 12, 2049
1,000,000	Morgan Stanley Capital I ‡	1,032,985
	Series 2005-IQ10 Class AAB
	5.18% September 15, 2042
1,758,641	Salomon Brothers Mortgage Securities VII	1,823,439
	Series 2001-C1 Class A3
	6.43% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	505,748
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$12,952,834

Computer Hardware & Systems --- 0.25%
250,000	Hewlett-Packard Co	281,458
	6.13% March 1, 2014
400,000	International Business Machines Corp	528,616
	8.38% November 1, 2019
		$810,074

Computer Software & Services --- 0.16%
500,000	Oracle Corp	519,424
	3.75% July 8, 2014
		$519,424

Conglomerates --- 0.16%
500,000	General Electric Co	527,450
	5.00% February 1, 2013
		$527,450

Cosmetics & Personal Care --- 0.34%
500,000	Avon Products Inc	543,652
	5.63% March 1, 2014
500,000	Estee Lauder Co Inc	576,493
	7.75% November 1, 2013
		$1,120,145

Electric Companies --- 2.35%
500,000	Commonwealth Edison Co	552,507
	6.15% September 15, 2017
500,000	Duke Energy Carolinas LLC	552,384
	5.75% November 15, 2013
500,000	Duke Energy Corp	544,862
	5.30% October 1, 2015
500,000	Enel Finance International SA	500,000
	3.88% October 7, 2014
500,000	Jersey Central Power & Light Co	542,190
	6.15% June 1, 2037
500,000	Ohio Power Co	523,134
	4.85% January 15, 2014
500,000	Pacific Gas & Electric Co	556,202
	6.05% March 1, 2034
250,000	PECO Energy Co	268,568
	5.00% October 1, 2014
500,000	Pennsylvania Electric Co	498,438
	5.20% April 1, 2020
250,000	Potomac Electric Power Co	260,662
	4.65% April 15, 2014
500,000	PPL Electric Utilities Corp	574,251
	7.13% November 30, 2013
500,000	Southwestern Electric Power Co	545,145
	6.45% January 15, 2019
500,000	Southwestern Public Service Co	631,749
	8.75% December 1, 2018
500,000	Westar Energy Inc	540,056
	6.00% July 1, 2014
500,000	Wisconsin Electric Power Co	557,663
	6.00% April 1, 2014
		$7,647,811

Engineering & Construction --- 0.16%
500,000	Holcim US Finance Sarl & Cie SCS §	506,084
	6.00% December 30, 2019
		$506,084

Financial Services --- 2.47%
500,000	Bank of America Corp	499,089
	5.75% December 1, 2017
500,000	Bank of America Corp	525,025
	7.40% January 15, 2011
500,000	Bank of America Corp	556,332
	7.38% May 15, 2014
500,000	Bank of New York Mellon Corp	549,124
	6.38% April 1, 2012
500,000	BlackRock Inc	540,835
	6.25% September 15, 2017
550,000	BP Capital Markets PLC	602,486
	5.25% November 7, 2013
500,000	Citigroup Inc	429,179
	5.85% December 11, 2034
500,000	Citigroup Inc	496,425
	6.13% November 21, 2017
500,000	Citigroup Inc	475,793
	5.00% September 15, 2014
500,000	CME Group Inc	547,224
	5.75% February 15, 2014
500,000	General Electric Capital Corp	506,383
	5.38% October 20, 2016
250,000	General Electric Capital Corp	255,231
	6.75% March 15, 2032
1,000,000	General Electric Capital Corp	995,202
	5.63% May 1, 2018
500,000	JPMorgan Chase & Co	520,906
	5.13% September 15, 2014
500,000	JPMorgan Chase Bank NA	525,874
	6.00% October 1, 2017
		$8,025,108

Food & Beverages --- 1.58%
500,000	Anheuser-Busch Co Inc	511,396
	5.95% January 15, 2033
250,000	Anheuser-Busch InBev Worldwide Inc §	266,748
	5.38% November 15, 2014
500,000	Bottling Group LLC	582,726
	6.95% March 15, 2014
500,000	Campbell Soup Co	513,047
	4.50% February 15, 2019
500,000	Coca-Cola Enterprises Inc	587,023
	7.38% March 3, 2014
500,000	Kellogg Co	522,940
	4.45% May 30, 2016
500,000	Kraft Foods Inc	543,720
	6.25% June 1, 2012
500,000	Kroger Co	503,976
	3.90% October 1, 2015
500,000	Safeway Inc	555,040
	6.35% August 15, 2017
500,000	Wal-Mart Stores Inc	538,438
	4.50% July 1, 2015
		$5,125,054

Foreign Banks --- 0.48%
500,000	Barclays Bank PLC	506,384
	5.00% September 22, 2016
500,000	KfW Bankengruppe	543,536
	4.88% January 17, 2017
500,000	KfW Bankengruppe	523,899
	4.63% January 20, 2011
		$1,573,819

Foreign Governments --- 0.44%
500,000	Government of Italy	529,655
	4.50% January 21, 2015
300,000	Government of Italy	360,500
	6.88% September 27, 2023
500,000	Government of Mexico	550,000
	6.75% September 27, 2034
		$1,440,155

Gold, Metals & Mining --- 0.32%
500,000	BHP Billiton Finance USA Ltd	539,981
	5.25% December 15, 2015
500,000	Newmont Mining Corp	499,779
	5.13% October 1, 2019
		$1,039,760

Health Care Related --- 0.65%
500,000	Express Scripts	530,769
	5.25% June 15, 2012
500,000	Roche Holdings Inc §	540,538
	5.00% March 1, 2014
500,000	UnitedHealth Group Inc	518,065
	5.00% August 15, 2014
500,000	WellPoint Inc	509,885
	5.25% January 15, 2016
		$2,099,257

Hotels/Motels --- 0.16%
500,000	Hyatt Hotels Corp §	509,801
	5.75% August 15, 2015
		$509,801

Household Goods --- 0.17%
500,000	Procter & Gamble Co	538,426
	5.55% March 5, 2037
		$538,426

Insurance Related --- 1.21%
500,000	Allstate Corp	486,873
	5.35% June 1, 2033
500,000	American International Group Inc	324,219
	6.25% May 1, 2036
500,000	Berkshire Hathaway Finance Corp	543,055
	5.00% August 15, 2013
1,000,000	Hartford Financial Services Group Inc	974,298
	6.30% March 15, 2018
500,000	MetLife Inc	558,004
	6.75% June 1, 2016
500,000	MetLife Inc	537,378
	6.13% December 1, 2011
500,000	Prudential Financial Inc	502,206
	6.10% June 15, 2017
		$3,926,033

Investment Bank/Brokerage Firm --- 1.70%
500,000	Bear Stearns Cos Inc	535,545
	5.70% November 15, 2014
500,000	Credit Suisse First Boston USA Inc	541,781
	6.50% January 15, 2012
500,000	Goldman Sachs Capital I	459,190
	6.35% February 15, 2034
500,000	Goldman Sachs Group Inc	523,657
	5.75% October 1, 2016
500,000	Goldman Sachs Group Inc	525,956
	6.15% April 1, 2018
500,000	Jefferies Group Inc	529,184
	8.50% July 15, 2019
500,000	Lehman Brothers Holdings Inc ** ††	85,000
	4.80% March 13, 2014
500,000	Merrill Lynch & Co Inc	501,064
	6.05% May 16, 2016
500,000	Morgan Stanley	496,310
	4.75% April 1, 2014
750,000	Morgan Stanley	798,455
	6.00% May 13, 2014
500,000	Morgan Stanley	528,712
	6.63% April 1, 2018
		$5,524,854

Leisure & Entertainment --- 0.08%
250,000	Hasbro Inc	271,936
	6.13% May 15, 2014
		$271,936

Machinery --- 0.50%
500,000	Caterpillar Inc	534,825
	5.70% August 15, 2016
500,000	Dover Corp	536,686
	4.88% October 15, 2015
500,000	Stanley Works	545,622
	6.15% October 1, 2013
		$1,617,133

Medical Products --- 0.49%
500,000	Baxter International Inc	512,804
	4.50% August 15, 2019
500,000	Beckman Coulter Inc	545,459
	6.00% June 1, 2015
500,000	CareFusion Corp §	521,735
	5.13% August 1, 2014
		$1,579,998

Oil & Gas --- 2.35%
500,000	Cenovus Energy Inc §	510,879
	4.50% September 15, 2014
500,000	ConocoPhillips	537,936
	4.75% February 1, 2014
500,000	ConocoPhillips	533,399
	5.90% October 15, 2032
500,000	Gulfstream Natural Gas System LLC §	549,034
	6.95% June 1, 2016
500,000	Hess Corp	557,968
	7.00% February 15, 2014
250,000	Husky Energy Inc	269,686
	5.90% June 15, 2014
500,000	Marathon Oil Corp	550,590
	6.50% February 15, 2014
500,000	PEMEX Project Funding Master Trust	482,969
	6.63% June 15, 2035
500,000	Questar Market Resources Inc	514,602
	6.80% March 1, 2020
500,000	Shell International Finance BV	503,237
	3.25% September 22, 2015
250,000	Smith International Inc	287,100
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	270,049
	8.75% February 15, 2014
500,000	Total Capital SA	497,300
	3.13% October 2, 2015
500,000	Valero Energy Corp	516,220
	6.13% June 15, 2017
500,000	Valero Energy Corp	497,294
	7.50% April 15, 2032
500,000	XTO Energy Inc	554,358
	7.50% April 15, 2012
		$7,632,621

Other Asset-Backed --- 1.02%
500,000	ACE Securities Corp §	355,320
	Series 2007-D1 Class A2
	6.34% February 25, 2038
140,000	Chase Issuance Trust	150,075
	Series CHAIT2008-A4 Class A4
	4.65% March 15, 2015
750,000	Citibank Credit Card Issuance Trust	805,553
	Series CCCIT2009-A4 Class A4
	4.90% June 23, 2016
992,896	Citigroup Residential Mortgage Trust	811,545
	Series 2006-1 Class A6
	5.84% July 25, 2036
791,469	Countrywide Asset Backed Certificates	399,939
	Series 2006-S8 Class A6
	5.51% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	541,000
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	263,167
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$3,326,599

Paper & Forest Products --- 0.32%
500,000	International Paper Co	506,400
	5.30% April 1, 2015
500,000	Weyerhaeuser Co	520,889
	6.75% March 15, 2012
		$1,027,289

Personal Loans --- 1.27%
500,000	American Express Co	561,784
	7.25% May 20, 2014
500,000	American Express Co	550,039
	7.00% March 19, 2018
500,000	American General Finance Corp	378,529
	5.85% June 1, 2013
500,000	American Honda Finance Corp §	544,695
	6.70% October 1, 2013
500,000	HSBC Finance Corp	511,147
	5.50% January 19, 2016
500,000	HSBC Finance Corp	530,353
	6.38% October 15, 2011
500,000	HSBC Finance Corp	501,916
	5.00% June 30, 2015
500,000	John Deere Capital Corp	541,162
	5.10% January 15, 2013
		$4,119,625

Pharmaceuticals --- 0.51%
500,000	Pfizer Inc	553,654
	5.35% March 15, 2015
500,000	Schering-Plough Corp	557,781
	6.00% September 15, 2017
500,000	Wyeth	546,053
	5.50% February 1, 2014
		$1,657,488

Pollution Control --- 0.08%
250,000	Waste Management Inc	276,622
	6.38% March 11, 2015
		$276,622

Printing & Publishing --- 0.17%
500,000	Thomson Reuters Corp	548,908
	5.95% July 15, 2013
		$548,908

Railroads --- 1.20%
500,000	Burlington Northern Santa Fe Corp	571,755
	7.00% February 1, 2014
500,000	Canadian National Railway Co	555,863
	5.85% November 15, 2017
500,000	Canadian Pacific Railway Co	580,054
	7.25% May 15, 2019
500,000	CSX Corp	524,258
	5.60% May 1, 2017
500,000	Norfolk Southern Corp §	546,319
	5.75% January 15, 2016
500,000	Union Pacific Corp	536,603
	5.38% May 1, 2014
500,000	Union Pacific Corp	575,278
	6.63% February 1, 2029
		$3,890,130

Real Estate --- 0.16%
500,000	ProLogis	510,981
	7.63% August 15, 2014
		$510,981

Retail --- 0.49%
490,033	CVS Caremark Corp §	535,605
	7.77% January 10, 2012
500,000	Home Depot Inc	522,743
	5.40% March 1, 2016
500,000	Target Corp	545,495
	5.88% March 1, 2012
		$1,603,843

Supranationals --- 0.17%
500,000	European Investment Bank	553,326
	5.13% September 13, 2016
		$553,326

Telephone & Telecommunications --- 1.75%
500,000	ALLTEL Corp	570,468
	7.00% March 15, 2016
500,000	AT&T Inc	537,879
	5.63% June 15, 2016
500,000	British Telecommunications PLC	640,537
	9.63% December 15, 2030
500,000	Cellco Partnership/Verizon Wireless Capital LLC §	574,182
	7.38% November 15, 2013
500,000	Deutsche Telekom International Finance BV	647,512
	8.25% June 15, 2030
1,000,000	Rogers Communications Inc	1,122,256
	6.80% August 15, 2018
500,000	Telecom Italia Capital SA	542,373
	6.18% June 18, 2014
500,000	Verizon New Jersey Inc	537,377
	5.88% January 17, 2012
500,000	Vodafone Group PLC	529,895
	5.63% February 27, 2017
		$5,702,479

Transportation --- 0.16%
500,000	Ryder System Inc	534,487
	7.20% September 1, 2015
		$534,487

U.S. Governments --- 24.11%
2,000,000	United States of America	2,133,124
	3.63% December 31, 2012
2,200,000	United States of America	2,361,735
	3.88% October 31, 2012
2,000,000	United States of America	2,157,032
	4.13% August 31, 2012
2,400,000	United States of America	2,451,187
	3.50% February 15, 2018
1,600,000	United States of America	1,580,000
	1.75% January 31, 2014
1,000,000	United States of America	1,001,406
	2.00% November 30, 2013
2,000,000	United States of America	2,057,656
	2.50% March 31, 2013
2,000,000	United States of America	2,250,312
	4.88% August 15, 2016
1,000,000	United States of America	1,075,117
	5.13% June 30, 2011
500,000	United States of America	534,297
	4.88% May 31, 2011
1,000,000	United States of America	1,074,609
	4.63% October 31, 2011
1,000,000	United States of America	1,114,297
	4.75% August 15, 2017
1,100,000	United States of America	1,206,477
	4.88% June 30, 2012
800,000	United States of America	859,000
	4.50% November 30, 2011
2,000,000	United States of America	2,010,468
	1.38% February 15, 2012
2,000,000	United States of America	2,011,562
	1.13% June 30, 2011
1,500,000	United States of America	1,525,079
	2.63% July 31, 2014
1,500,000	United States of America †	1,536,445
	3.25% June 30, 2016
1,500,000	United States of America	1,504,278
	1.00% July 31, 2011
1,000,000	United States of America	1,001,758
	1.00% August 31, 2011
500,000	United States of America	499,141
	1.38% September 15, 2012
2,000,000	United States of America	2,007,500
	2.38% August 31, 2014
500,000	United States of America	494,062
	1.88% April 30, 2014
1,000,000	United States of America	1,002,734
	0.88% April 30, 2011
500,000	United States of America	491,992
	1.75% March 31, 2014
1,000,000	United States of America	1,003,359
	1.38% May 15, 2012
2,000,000	United States of America	2,031,250
	1.88% June 15, 2012
750,000	United States of America	768,340
	3.25% May 31, 2016
1,500,000	United States of America	1,475,976
	3.13% May 15, 2019
2,000,000	United States of America	2,109,376
	4.50% February 28, 2011
800,000	United States of America	1,002,750
	6.25% August 15, 2023
500,000	United States of America	670,469
	7.13% February 15, 2023
400,000	United States of America	539,562
	7.25% August 15, 2022
600,000	United States of America	806,625
	6.88% August 15, 2025
1,300,000	United States of America	1,701,375
	6.25% May 15, 2030
900,000	United States of America	1,143,000
	6.13% November 15, 2027
900,000	United States of America	1,169,719
	6.38% August 15, 2027
300,000	United States of America	430,688
	8.50% February 15, 2020
500,000	United States of America	696,719
	8.13% August 15, 2019
1,350,000	United States of America	1,708,699
	7.25% May 15, 2016
600,000	United States of America	876,937
	8.75% May 15, 2020
900,000	United States of America	1,273,922
	8.00% November 15, 2021
1,750,000	United States of America	2,484,727
	8.13% May 15, 2021
400,000	United States of America	586,312
	8.75% August 15, 2020
700,000	United States of America	831,688
	5.38% February 15, 2031
2,400,000	United States of America	2,586,000
	4.00% February 15, 2015
500,000	United States of America †	557,344
	4.75% May 15, 2014
1,500,000	United States of America	1,622,461
	4.00% February 15, 2014
500,000	United States of America	544,531
	4.25% August 15, 2015
2,100,000	United States of America	2,315,414
	4.50% November 15, 2015
1,500,000	United States of America	1,567,442
	4.50% November 15, 2010
1,000,000	United States of America	1,039,609
	4.25% October 15, 2010
1,250,000	United States of America	1,293,164
	4.25% May 15, 2039
500,000	United States of America	557,891
	4.75% February 15, 2037
900,000	United States of America	966,656
	4.50% February 15, 2036
1,800,000	United States of America	1,939,289
	5.00% August 15, 2011
800,000	United States of America	872,313
	4.25% August 15, 2013
1,000,000	United States of America	1,085,703
	4.38% August 15, 2012
2,000,000	United States of America	2,175,468
	4.88% February 15, 2012
		$78,376,046

Utilities --- 0.52%
500,000	EQT Corp	570,685
	8.13% June 1, 2019
500,000	Kansas Gas & Electric Co §	572,531
	6.70% June 15, 2019
500,000	ONEOK Inc	535,540
	7.13% April 15, 2011
		$1,678,756

TOTAL BONDS --- 99.09%		$322,125,085
(Cost $309,412,521)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

1,785,000	Undivided interest of 5.58% in a joint repurchase agreement (Principal Amount/Value $31,993,000 with a maturity value of $31,993,027) with Credit Suisse, 0.03%, dated 9/30/09, to be repurchased at $1,785,002 on 10/01/09, collateralized by Freddie Mac, 5.00%, 6/01/38, with a value of $32,636,582.	1,785,000

TOTAL SHORT-TERM INVESTMENTS --- 0.55%		$1,785,000
(Cost $1,785,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

5,472,133	BNP Paribas Securities Corp	5,472,133
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.68%		$5,472,133
(Cost $5,472,133)

OTHER ASSETS & LIABILITIES --- (1.32%)		$(4,294,969)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%		$325,087,249
(Cost $316,669,654)
Legend

†	A portion or all of the security is on loan at September 30, 2009.
‡	Represents the current interest rate for variable rate security.
§
The Maxim Bond Index Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2009 were $9,756,790, $9,917,503 and 3.05%, respectively.

**	Security in default at September 30, 2009.
††	Security in bankruptcy at September 30, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3		Total
Assets
Bonds
Commercial mortgage-backed	$		$12,952,834	$		$12,952,834
Corporate			83,141,624		535,605	83,677,229
Foreign government			3,006,690			3,006,690
Residential mortgage-backed			111,807,121			111,807,121
U.S. government			106,801,286			106,801,286
Other debt			3,879,925			3,879,925
Short-term investments		5,472,133	1,785,000			7,257,133
Total		$5,472,133	$323,374,480		$535,605	$329,382,218

At September 30, 2009, the U.S. Federal income tax cost basis was $316,226,187.  The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,225,195 and gross depreciation of securities in which there was an excess of tax cost over value of $2,069,164, resulting in net appreciation of $13,156,031.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM US GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Agency --- 1.93%
1,600,000	Federal Home Loan Bank	1,794,008
	5.25% June 18, 2014
2,500,000	Federal Home Loan Bank	2,716,715
	4.63% October 10, 2012
2,000,000	Federal Home Loan Bank †	2,127,832
	3.88% June 14, 2013
1,000,000	Federal Home Loan Bank †	1,082,129
	4.50% November 15, 2012
		$7,720,684

Agency - Pass Through --- 76.50%
1,171,434	Fannie Mae	1,277,231
	6.50% December 1, 2031
2,662,690	Fannie Mae	2,897,741
	6.50% January 1, 2032
1,178,102	Fannie Mae	1,280,316
	6.50% February 1, 2032
246,293	Fannie Mae	274,188
	7.00% January 1, 2032
26,325	Fannie Mae	30,081
	8.50% August 1, 2024
98,202	Fannie Mae	105,547
	6.50% July 1, 2014
3,080	Fannie Mae	3,452
	9.50% March 1, 2020
3,548,295	Fannie Mae	3,726,449
	5.50% January 1, 2036
285,014	Fannie Mae	302,736
	5.00% June 1, 2018
2,362,931	Fannie Mae	2,529,973
	5.50% April 1, 2018
894,090	Fannie Mae	928,214
	5.00% November 1, 2033
726,669	Fannie Mae	766,984
	6.00% February 1, 2033
766,069	Fannie Mae	826,070
	6.00% March 1, 2017
1,033,703	Fannie Mae	1,115,891
	6.50% February 1, 2017
3,190,346	Fannie Mae	3,399,371
	5.00% May 1, 2018
1,276,632	Fannie Mae	1,374,705
	6.00% March 1, 2033
173,852	Fannie Mae	186,280
	5.50% January 1, 2018
133,371	Fannie Mae	149,784
	9.50% September 1, 2020
104,932	Fannie Mae	119,732
	8.50% November 1, 2026
2,082,764	Fannie Mae	2,202,002
	6.00% May 1, 2037
29,599	Fannie Mae	32,863
	8.50% August 1, 2021
581,327	Fannie Mae	645,851
	7.00% December 1, 2031
315,839	Fannie Mae	351,550
	7.00% September 1, 2031
4,558,316	Fannie Mae	4,795,728
	5.50% July 1, 2033
3,859,599	Fannie Mae	4,101,282
	5.00% August 1, 2018
1,036,010	Fannie Mae	1,089,969
	5.50% December 1, 2033
1,461,340	Fannie Mae	1,535,625
	5.50% March 1, 2034
6,256,832	Fannie Mae	6,576,113
	5.50% February 1, 2035
6,098,562	Fannie Mae	6,331,324
	5.00% September 1, 2033
3,177,234	Fannie Mae	3,368,066
	6.00% January 1, 2036
1,378,776	Fannie Mae	1,459,004
	6.00% February 1, 2036
4,113,523	Fannie Mae	4,322,627
	5.50% October 1, 2034
2,203,046	Fannie Mae	2,315,034
	5.50% December 1, 2034
1,858,471	Fannie Mae	1,955,267
	5.50% September 1, 2033
3,768,050	Fannie Mae	3,947,229
	5.50% March 1, 2038
11,066,454	Fannie Mae	11,224,381
	4.50% March 1, 2039
2,383,734	Fannie Mae	2,502,972
	5.00% June 1, 2023
2,168,520	Fannie Mae	2,276,993
	5.00% May 1, 2023
1,979,619	Fannie Mae	2,055,175
	5.00% July 1, 2037
813,154	Fannie Mae	853,981
	5.50% March 1, 2036
3,460,784	Fannie Mae	3,510,519
	4.50% February 1, 2039
2,034,995	Fannie Mae	2,137,169
	5.50% January 1, 2037
3,987,868	Fannie Mae ‡	4,078,766
	3.87% August 1, 2039
2,996,191	Fannie Mae ‡	3,068,646
	3.95% September 1, 2039
223,639	Fannie Mae	247,731
	7.00% February 1, 2031
1,995,561	Fannie Mae	2,090,142
	5.50% August 1, 2039
4,785,527	Fannie Mae	4,950,708
	5.00% February 1, 2039
2,499,620	Fannie Mae ‡	2,586,405
	4.26% September 1, 2039
5,239,815	Fannie Mae	5,314,591
	4.50% August 1, 2039
1,476,151	Fannie Mae	1,497,217
	4.50% April 1, 2039
2,268,051	Fannie Mae	2,354,615
	5.00% September 1, 2035
1,239,275	Fannie Mae ‡	1,304,408
	5.66% October 1, 2036
3,602,548	Fannie Mae	3,778,360
	5.50% June 1, 2036
3,747,348	Fannie Mae	3,886,858
	5.00% April 1, 2034
2,331,510	Fannie Mae	2,471,460
	5.50% November 1, 2033
3,953,743	Fannie Mae	4,191,214
	6.00% December 1, 2035
2,049,542	Fannie Mae	2,152,446
	5.50% May 1, 2035
6,822,020	Fannie Mae	7,164,542
	5.50% April 1, 2036
1,424,745	Fannie Mae	1,510,319
	6.00% March 1, 2036
1,756,543	Fannie Mae	1,842,266
	5.50% February 1, 2036
1,173,487	Fannie Mae	1,232,406
	5.50% November 1, 2035
1,223,088	Fannie Mae	1,294,257
	6.00% December 1, 2036
3,402,206	Fannie Mae	3,573,025
	5.50% May 1, 2036
2,042,897	Fannie Mae	2,146,744
	5.50% January 1, 2035
463,854	Fannie Mae	487,433
	5.50% April 1, 2034
2,693,506	Fannie Mae	2,792,100
	5.00% October 1, 2035
535,638	Fannie Mae	555,244
	5.00% August 1, 2035
1,455,201	Freddie Mac	1,542,090
	5.50% August 1, 2023
7,686,813	Freddie Mac	7,966,285
	4.50% May 1, 2024
1,038,433	Freddie Mac	1,101,307
	5.50% April 1, 2022
820,171	Freddie Mac	867,639
	6.00% May 1, 2038
2,929,548	Freddie Mac	3,031,581
	5.00% June 1, 2038
2,293,436	Freddie Mac	2,411,452
	5.50% October 1, 2034
750,424	Freddie Mac	786,536
	5.50% May 1, 2038
3,953,172	Freddie Mac	4,177,416
	6.00% June 1, 2038
4,282,116	Freddie Mac	4,539,311
	6.00% January 1, 2036
2,715,581	Freddie Mac	2,815,831
	5.00% August 1, 2035
1,085,001	Freddie Mac	1,139,817
	5.50% September 1, 2035
1,908,425	Freddie Mac	2,020,068
	6.00% August 1, 2037
399,223	Freddie Mac	440,101
	7.00% September 1, 2032
358,813	Freddie Mac	404,423
	7.50% March 1, 2032
58,112	Freddie Mac	66,615
	9.50% April 1, 2025
105,330	Freddie Mac	122,844
	11.00% August 1, 2020
67,272	Freddie Mac	78,458
	11.00% July 1, 2020
343,284	Freddie Mac	366,465
	5.50% March 1, 2017
3,892,166	Freddie Mac	4,119,858
	6.00% November 1, 2036
7,870,294	Freddie Mac	8,160,839
	5.00% September 1, 2035
1,821,986	Freddie Mac	1,945,964
	6.00% July 1, 2036
6,867,833	Freddie Mac	7,121,371
	5.00% December 1, 2035
3,968,428	Freddie Mac	4,206,782
	6.00% March 1, 2036
7,804,333	Freddie Mac	7,905,952
	4.50% April 1, 2039
2,000,000	Freddie Mac	2,026,042
	4.50% September 1, 2039
2,458,585	Freddie Mac	2,490,598
	4.50% March 1, 2039
2,038,598	Freddie Mac	2,145,412
	5.50% May 1, 2033
1,360,959	Freddie Mac	1,432,267
	5.50% June 1, 2033
3,960,024	Freddie Mac	4,167,513
	5.50% August 1, 2033
10,148	Freddie Mac	10,906
	9.50% September 1, 2020
25,352	Freddie Mac	29,464
	11.00% June 1, 2020
34,394	Freddie Mac	38,386
	9.50% June 1, 2020
1,642,985	Freddie Mac	1,729,071
	5.50% September 1, 2033
53,342	Freddie Mac	61,240
	9.00% December 1, 2014
798,375	Freddie Mac	840,206
	5.50% January 1, 2034
1,560,091	Freddie Mac	1,653,243
	5.50% September 1, 2023
2,368,800	Freddie Mac	2,454,924
	4.50% March 1, 2024
4,118,111	Freddie Mac	4,261,129
	5.00% April 1, 2039
4,131,475	Freddie Mac	4,274,957
	5.00% May 1, 2039
1,949,504	Freddie Mac	2,017,404
	5.00% February 1, 2039
9,622,839	Freddie Mac	9,972,700
	4.50% April 1, 2024
2,688,752	Freddie Mac ‡	2,833,022
	5.48% March 1, 2037
726,242	Freddie Mac ‡	765,536
	5.63% June 1, 2037
1,226,250	Freddie Mac ‡	1,291,857
	6.03% October 1, 2036
1,305,884	Freddie Mac ‡	1,369,034
	5.76% March 1, 2037
1,168,989	Freddie Mac ‡	1,234,466
	5.81% November 1, 2036
4,945,502	Ginnie Mae	5,128,949
	5.00% April 15, 2039
9,941,778	Ginnie Mae	10,310,556
	5.00% May 15, 2039
12,925	Ginnie Mae	14,396
	9.00% July 15, 2018
4,697,321	Ginnie Mae	4,896,517
	5.00% June 15, 2033
30,675	Ginnie Mae	32,432
	7.50% October 15, 2013
1,020,590	Ginnie Mae II	1,077,126
	5.50% April 20, 2035
1,335,427	Ginnie Mae II	1,387,750
	5.00% December 20, 2035
8,746	Ginnie Mae II	9,763
	7.50% December 20, 2028
6,067	Ginnie Mae II	6,776
	9.50% May 20, 2022
11,433	Ginnie Mae II	12,882
	8.00% November 20, 2023
18,742	Ginnie Mae II	20,921
	7.50% October 20, 2028
716,489	Ginnie Mae II	756,179
	5.50% February 20, 2035
1,403,667	Ginnie Mae II	1,462,259
	5.00% October 20, 2033
1,341,593	Ginnie Mae II	1,396,856
	5.00% February 20, 2034
2,604,732	Ginnie Mae II	2,784,268
	6.00% December 20, 2033
955,091	Ginnie Mae II	989,631
	5.00% February 20, 2039
1,376,147	Ginnie Mae II	1,453,585
	5.50% November 20, 2034
894,411	Ginnie Mae II	926,778
	5.00% June 20, 2039
967,531	Ginnie Mae II	1,018,016
	5.50% May 20, 2039
		$305,581,394

Agency Asset Backed --- 0.07%
290,840	Freddie Mac ‡	261,566
	Series T-34 Class A1V
	0.49% July 25, 2031
		$261,566

Agency Mortgage Backed --- 5.61%
3,596	Fannie Mae ‡	3,576
	Series 2004-W8 Class 1AF
	0.50% June 25, 2044
967,987	Fannie Mae	1,033,326
	Series 2004-W1 Class 1A7
	5.68% November 25, 2043
5,282,786	Freddie Mac ‡	5,179,390
	Series 3342 Class FD
	0.58% July 15, 2037
853,563	Freddie Mac	900,736
	Series 2974 Class VM
	5.00% May 15, 2016
3,588,764	US Department of Veterans Affairs	3,745,884
	Series 2003-1 Class G
	5.75% March 15, 2030
4,946,188	US Department of Veterans Affairs	5,179,586
	Series 2008-1 Class GD
	5.25% January 15, 2032
1,492,652	US Department of Veterans Affairs	1,583,144
	Series 2002-1 Class 1A
	6.00% October 15, 2031
1,413,149	US Department of Veterans Affairs ‡	1,493,522
	Series 1993-3 Class 1
	5.83% September 15, 2023
3,086,928	US Department of Veterans Affairs	3,300,119
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$22,419,283

Banks --- 0.38%
1,475,000	State Street Bank & Trust Co	1,524,210
	5.30% January 15, 2016
		$1,524,210

Canadian - Federal --- 0.12%
500,000	Government of Canada	497,113
	2.38% September 10, 2014
		$497,113

Chemicals --- 0.14%
500,000	Potash Corp of Saskatchewan Inc	540,926
	5.25% May 15, 2014
		$540,926

Commercial Mortgage Backed --- 5.46%
1,749,684	Banc of America Commercial Mortgage Inc	1,748,182
	Series 2005-1 Class A3
	4.88% November 10, 2042
500,000	Bear Stearns Commercial Mortgage Securities Inc	499,927
	Series 2004-PWR5 Class A3
	4.57% July 11, 2042
2,000,000	GS Mortgage Securities Corp II	2,044,994
	Series 2005-GG4 Class AABA
	4.68% July 10, 2039
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp ‡	4,899,492
	Series 2005-LPD5 Class A4
	5.34% December 15, 2044
3,500,000	JP Morgan Chase Commercial Mortgage Securities Corp	3,614,453
	Series 2003-ML1A Class A2
	4.77% March 12, 2039
1,180,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,208,381
	Series 2002-C3 Class A2
	4.99% July 12, 2035
1,000,000	Morgan Stanley Capital I ‡	1,032,985
	Series 2005-IQ10 Class AAB
	5.18% September 15, 2042
2,637,961	Salomon Brothers Mortgage Securities VII	2,735,159
	Series 2001-C1 Class A3
	6.43% December 18, 2035
4,000,000	Wachovia Bank Commercial Mortgage Trust	4,045,982
	Series 2004-C10 Class A4
	4.75% February 15, 2041
		$21,829,555

Electric Companies --- 0.11%
425,000	Westar Energy Inc	459,048
	6.00% July 1, 2014
		$459,048

Financial Services --- 0.47%
250,000	Bank of America Corp	278,166
	7.38% May 15, 2014
1,000,000	BlackRock Inc	1,081,670
	6.25% September 15, 2017
500,000	Citigroup Inc	516,945
	6.38% August 12, 2014
		$1,876,781

Foreign Banks --- 0.07%
250,000	Barclays Bank PLC	264,079
	5.20% July 10, 2014
		$264,079

Health Care Related --- 0.14%
500,000	Roche Holdings Inc §	540,538
	5.00% March 1, 2014
		$540,538

Insurance Related --- 0.26%
1,000,000	Farmers Insurance Exchange §	1,031,440
	8.63% May 1, 2024
		$1,031,440

Investment Bank/Brokerage Firm --- 0.20%
500,000	Jefferies Group Inc	529,184
	8.50% July 15, 2019
250,000	Morgan Stanley	266,151
	6.00% May 13, 2014
		$795,335

Leisure & Entertainment --- 0.07%
250,000	Hasbro Inc	271,936
	6.13% May 15, 2014
		$271,936

Oil & Gas --- 0.48%
500,000	Gulfstream Natural Gas System LLC §	549,035
	6.95% June 1, 2016
250,000	Husky Energy Inc	269,686
	5.90% June 15, 2014
500,000	Marathon Oil Corp	550,590
	6.50% February 15, 2014
250,000	Smith International Inc	287,100
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	270,049
	8.75% February 15, 2014
		$1,926,460

Other Asset-Backed --- 2.39%
1,500,000	ACE Securities Corp §	1,065,961
	Series 2007-D1 Class A2
	6.34% February 25, 2038
250,000	Citicorp Residential Mortgage Trust	209,675
	Series 2006-2 Class A4
	5.78% September 25, 2036
2,000,000	Citicorp Residential Mortgage Trust	1,701,035
	Series 2006-2 Class A6
	5.67% September 25, 2036
992,896	Citigroup Residential Mortgage Trust	811,545
	Series 2006-1 Class A6
	5.84% July 25, 2036
791,469	Countrywide Asset Backed Certificates	399,939
	Series 2006-S8 Class A6
	5.51% April 25, 2036
2,000,000	Discover Card Master Trust I	2,159,067
	Series 2007-A1 Class A1
	5.65% March 16, 2020
2,700,000	HSBC Home Equity Loan Trust	2,396,104
	Series 2007-2 Class A3F
	5.81% July 20, 2036
800,000	Residential Funding Mortgage Securities II Inc	541,000
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	263,167
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
		$9,547,493

Pollution Control --- 0.07%
250,000	Waste Management Inc	276,622
	6.38% March 11, 2015
		$276,622

Real Estate --- 0.13%
500,000	ProLogis	510,981
	7.63% August 15, 2014
		$510,981

Supranationals --- 0.60%
3,000,000	International Bank for Reconstruction & Development **	2,399,196
	Zero Coupon
	4.83% February 15, 2016
		$2,399,196

U.S. Governments --- 3.98%
1,000,000	United States of America	1,091,875
	4.63% July 31, 2012
3,000,000	United States of America	3,235,548
	4.13% August 31, 2012
3,000,000	United States of America	3,199,686
	3.63% December 31, 2012
3,000,000	United States of America	3,482,343
	5.25% February 15, 2029
4,000,000	United States of America †	4,458,752
	4.75% May 15, 2014
400,000	United States of America	433,125
	4.13% May 15, 2015
		$15,901,329

Whole Loan --- 0.67%
212,179	Cendant Mortgage Corp	212,202
	Series 2003-9 Class 1A6
	5.25% November 25, 2033
404,440	Chase Mortgage Finance Corp	401,301
	Series 2004-S2 Class 2A9
	5.00% February 25, 2034
715,902	Chase Mortgage Finance Corp	714,657
	Series 2002-S6 Class 2A1
	6.00% May 25, 2017
1,420,767	Master Asset Securitization Trust	1,343,957
	Series 2003-7 Class 4A33
	5.25% September 25, 2033
		$2,672,117

TOTAL BONDS --- 99.85%		$398,848,086
(Cost $387,348,026)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

1,700,000	Undivided interest of 5.31% in a joint repurchase agreement (Principal Amount/Value $31,993,000 with a maturity value of $31,993,027) with Credit Suisse, 0.03%, dated 9/30/09, to be repurchased at $1,700,001 on 10/01/09, collateralized by Freddie Mac, 5.00%, 6/01/38, with a value of $32,636,582.	1,700,000

TOTAL SHORT-TERM INVESTMENTS --- 0.43%		$1,700,000
(Cost $1,700,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

3,681,915	BNP Paribas Securities Corp	3,681,915
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 0.92%		$3,681,915
(Cost $3,681,915)

OTHER ASSETS & LIABILITIES --- (1.20%)		$(4,782,771)

TOTAL NET ASSETS --- 100%		$399,447,230
(Cost $392,729,941)

Legend

†	A portion or all of the security is on loan at September 30, 2009.
‡	Represents the current interest rate for variable rate security.
§
The Maxim US Government Mortgage Securities Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2009 were $3,650,589, $3,186,974 and 0.80%, respectively.

**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3		Total
Assets
Bonds^	$		$398,848,086	$		$398,848,086
Short-term investments		3,681,915	1,700,000			5,381,915
Total		$3,681,915	$400,548,086		$-	$404,230,001

^Please see above Schedule of Investments for values in each industry.

At September 30, the U.S. Federal income tax cost basis was $392,004,601.  The Maxim U.S. Government Mortgage Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,267,196 and gross depreciation of securities in which there was an excess of tax cost over value of $2,041,796, resulting in net appreciation of $12,225,400.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.79%
20,062	AAR Corp *	440,160
7,629	Aerovironment Inc *	214,299
4,569	American Science & Engineering Inc	310,875
6,870	Applied Signal Technology Inc	159,865
13,244	Ceradyne Inc *	242,762
7,998	Cubic Corp	315,681
23,557	Curtiss-Wright Corp	804,000
15,378	Esterline Technologies Corp *	602,971
26,124	GenCorp Inc *	140,025
23,332	Moog Inc Class A *	688,294
29,169	Orbital Sciences Corp *	436,660
8,282	Stanley Inc *	213,013
18,615	Teledyne Technologies Inc *	669,954
8,606	Triumph Group Inc	413,002
		$5,651,561

Agriculture --- 0.15%
42,421	Darling International Inc *	311,794
		$311,794

Air Freight --- 0.39%
14,947	Forward Air Corp	346,023
19,532	Hub Group Inc Class A *	446,306
		$792,329

Airlines --- 0.24%
28,724	SkyWest Inc	476,244
		$476,244

Auto Parts & Equipment --- 0.29%
9,558	Drew Industries Inc *	207,313
16,803	Spartan Motors Inc	86,367
8,292	Standard Motor Products Inc	126,038
11,928	Superior Industries International Inc	169,378
		$589,096

Automobiles --- 0.11%
15,190	Winnebago Industries Inc	223,445
		$223,445

Banks --- 5.74%
6,686	Bank of the Ozarks Inc	177,379
33,884	Boston Private Financial Holdings Inc	220,585
15,244	Cascade Bancorp †	18,445
15,603	Central Pacific Financial Corp †	39,319
14,472	Columbia Banking System Inc	239,512
16,890	Community Bank System Inc	308,580
47,318	East West Bancorp Inc	392,739
39,550	First BanCorp	120,627
38,982	First Commonwealth Financial Corp	221,418
22,526	First Financial Bancorp	271,438
10,756	First Financial Bankshares Inc	531,992
25,348	First Midwest Bancorp Inc	285,672
25,587	Frontier Financial Corp †	27,890
31,778	Glacier Bancorp Inc †	474,763
12,662	Hancock Holding Co	475,711
20,201	Hanmi Financial Corp * †	33,130
9,740	Home Bancshares Inc	213,501
10,937	Independent Bank Corp (MA)	242,036
10,827	Independent Bank Corp (MI)	20,571
11,465	Nara Bancorp Inc	79,682
63,135	National Penn Bancshares Inc	385,755
17,707	NBT Bancorp Inc	399,116
43,613	Old National Bancorp	488,466
17,020	Pinnacle Financial Partners Inc *	216,324
20,132	PrivateBancorp Inc †	492,429
23,854	Prosperity Bancshares Inc	829,881
12,368	S&T Bancorp Inc †	160,289
20,981	Signature Bank *	608,449
6,502	Simmons First National Corp	187,323
86,944	South Financial Group Inc	127,808
9,212	Sterling Bancorp	66,511
41,935	Sterling Bancshares Inc	306,545
28,447	Sterling Financial Corp †	56,894
45,157	Susquehanna Bancshares Inc	265,975
3,634	Tompkins Financial Corp	158,806
65,382	UCBH Holdings Inc †	52,305
15,534	UMB Financial Corp	628,195
43,034	Umpqua Holdings Corp	456,160
19,721	United Bankshares Inc †	386,334
40,639	United Community Banks Inc †	203,195
34,929	Whitney Holding Corp	333,223
9,894	Wilshire Bancorp Inc	72,622
12,418	Wintrust Financial Corp	347,207
		$11,624,802

Biotechnology --- 1.81%
14,572	ArQule Inc *	66,157
14,945	Cambrex Corp *	94,153
29,856	Cubist Pharmaceuticals Inc *	603,091
9,149	Dionex Corp *	594,411
17,090	Enzo Biochem Inc *	120,997
21,994	eResearchTechnology Inc *	153,958
7,783	Kendle International Inc *	130,132
17,161	Martek Biosciences Corp *	387,667
29,833	PAREXEL International Corp *	405,430
32,742	Regeneron Pharmaceuticals Inc *	631,921
31,833	Savient Pharmaceuticals Inc *	483,862
		$3,671,779

Broadcast/Media --- 0.14%
13,866	Arbitron Inc	287,858
		$287,858

Building Materials --- 0.98%
6,429	AAON Inc	129,094
14,040	Apogee Enterprises Inc	210,881
15,519	Gibraltar Industries Inc	205,937
22,695	Griffon Corp *	228,539
10,692	NCI Building Systems Inc * †	34,214
19,694	Quanex Building Products Corp	282,806
19,765	Simpson Manufacturing Co Inc	499,264
9,969	Universal Forest Products Inc	393,377
		$1,984,112

Chemicals --- 1.92%
13,636	A Schulman Inc	271,765
10,530	American Vanguard Corp	87,504
12,929	Arch Chemicals Inc	387,741
9,565	Balchem Corp	251,560
28,274	Calgon Carbon Corp *	419,303
25,110	HB Fuller Co	524,799
6,050	NewMarket Corp	562,892
15,870	OM Group Inc *	482,289
6,116	Penford Corp	43,852
47,705	PolyOne Corp *	318,192
5,755	Quaker Chemical Corp	126,207
3,882	Stepan Co	233,231
11,258	Zep Inc	182,943
		$3,892,278

Communications - Equipment --- 2.15%
64,681	Arris Group Inc * ~	841,500
5,985	Bel Fuse Inc Class B	113,895
9,174	Black Box Corp	230,176
20,642	Blue Coat Systems Inc *	466,303
14,543	Comtech Telecommunications Corp *	483,118
12,830	Digi International Inc *	109,312
7,837	EMS Technologies Inc *	163,166
49,589	Harmonic Inc *	331,255
17,778	NETGEAR Inc *	326,226
15,042	Network Equipment Technologies Inc *	108,754
9,534	PC-Tel Inc *	59,587
22,751	Symmetricom Inc *	117,850
34,696	Tekelec *	570,055
6,884	Tollgrade Communications Inc *	44,608
14,358	ViaSat Inc *	381,636
		$4,347,441

Computer Hardware & Systems --- 0.98%
61,764	Adaptec Inc *	206,292
14,626	Avid Technology Inc *	206,080
11,924	Hutchinson Technology Inc *	84,660
25,647	Intermec Inc *	361,623
11,437	Intevac Inc *	153,713
15,767	Novatel Wireless Inc * †	179,113
14,836	Smith Micro Software Inc *	183,373
10,404	Stratasys Inc * †	178,533
17,529	Synaptics Inc * †	441,731
		$1,995,118

Computer Software & Services --- 4.04%
22,654	Blackbaud Inc	525,573
21,576	CommVault Systems Inc *	447,702
12,416	comScore Inc *	223,612
21,890	Concur Technologies Inc *	870,346
20,808	DealerTrack Holdings Inc *	393,479
4,740	Ebix Inc *	262,406
23,531	Epicor Software Corp *	149,893
16,769	EPIQ Systems Inc *	243,151
18,405	InfoSpace Inc *	142,455
23,283	j2 Global Communications Inc *	535,742
14,517	JDA Software Group Inc *	318,503
15,439	Knot Inc *	168,594
11,596	Manhattan Associates Inc *	234,239
17,455	Netscout Systems Inc *	235,817
16,098	Perficient Inc *	133,130
18,151	Phoenix Technologies Ltd *	66,251
20,711	Progress Software Corp *	469,104
14,047	Radiant Systems Inc *	150,865
13,584	Sonic Solutions Inc *	80,553
9,600	SPSS Inc *	479,520
41,930	Take-Two Interactive Software Inc *	470,035
16,301	Taleo Corp *	369,055
35,279	THQ Inc *	241,308
14,397	Tyler Technologies Inc *	246,045
43,267	United Online Inc	347,867
22,813	Websense Inc *	383,258
		$8,188,503

Conglomerates --- 0.14%
6,312	Standex International Corp	125,167
11,431	Tredegar Corp	165,749
		$290,916

Containers --- 0.54%
14,501	Myers Industries Inc	156,176
19,957	Rock-Tenn Co Class A ~	940,174
		$1,096,350

Cosmetics & Personal Care --- 0.34%
9,829	Chattem Inc *	652,744
8,475	Mannatech Inc †	32,459
		$685,203

Distributors --- 0.83%
19,228	Applied Industrial Technologies Inc	406,865
9,424	Audiovox Corp Class A *	64,554
13,428	Kaman Corp	295,147
2,006	Lawson Products Inc	34,924
16,449	Watsco Inc ~	886,766
		$1,688,256

Electric Companies --- 0.99%
14,974	ALLETE Inc	502,677
6,074	Central Vermont Public Service Corp	117,228
23,220	El Paso Electric Co *	410,297
15,455	UIL Holdings Corp	407,858
18,478	UniSource Energy Corp	568,199
		$2,006,259

Electronic Instruments & Equipment --- 5.55%
22,276	Acuity Brands Inc	717,510
10,687	Agilysys Inc	70,427
15,327	Anixter International Inc *	614,766
11,680	AO Smith Corp	445,008
6,341	AZZ Inc *	254,718
21,663	Baldor Electric Co	592,266
24,084	Belden Inc	556,340
33,552	Benchmark Electronics Inc *	603,936
27,045	Brady Corp Class A	776,732
35,538	Brightpoint Inc *	310,958
14,275	C&D Technologies Inc * †	30,691
20,067	Checkpoint Systems Inc *	329,901
20,466	Cognex Corp	335,233
17,425	CTS Corp	162,053
17,853	Daktronics Inc	153,000
9,139	DTS Inc *	250,226
14,061	Electro Scientific Industries Inc *	188,277
9,857	Encore Wire Corp	220,205
8,259	FARO Technologies Inc *	141,890
13,099	Gerber Scientific Inc *	78,332
12,797	II-VI Inc *	325,556
23,988	Insight Enterprises Inc *	292,893
7,392	Keithley Instruments Inc	40,952
11,211	Littelfuse Inc *	294,177
9,688	LoJack Corp *	49,312
16,766	Magnetek Inc *	26,155
8,598	MTS Systems Corp	251,148
18,616	Newport Corp *	163,076
10,740	Park Electrochemical Corp	264,741
20,399	Plexus Corp *	537,310
12,050	RadiSys Corp *	104,714
18,525	Regal-Beloit Corp ~	846,778
8,200	Rogers Corp *	245,754
13,718	ScanSource Inc *	388,494
10,436	SYNNEX Corp *	318,089
21,173	Technitrol Inc	195,003
9,983	Vicor Corp	77,069
		$11,253,690

Electronics - Semiconductor --- 5.25%
13,434	Actel Corp *	163,492
17,102	Advanced Energy Industries Inc *	243,533
16,416	ATMI Inc *	297,950
33,677	Brooks Automation Inc *	260,323
12,099	Cabot Microelectronics Corp *	421,771
12,036	Cohu Inc	163,208
15,373	Cymer Inc *	597,395
80,102	Cypress Semiconductor Corp *	827,454
17,756	Diodes Inc *	321,206
11,721	DSP Group Inc *	95,409
22,397	Exar Corp *	164,618
19,408	FEI Co *	478,407
11,026	Hittite Microwave Corp *	405,536
34,042	Kopin Corp *	163,402
35,694	Kulicke & Soffa Industries Inc *	215,235
22,121	Micrel Inc	180,286
42,059	Microsemi Corp *	664,112
25,549	MKS Instruments Inc *	492,840
13,180	Pericom Semiconductor Corp *	129,296
16,103	Rudolph Technologies Inc *	119,162
13,899	Sigma Designs Inc *	201,952
88,546	Skyworks Solutions Inc * ~	1,172,349
11,520	Standard Microsystems Corp *	267,379
6,736	Supertex Inc *	202,080
77,835	TriQuint Semiconductor Inc *	600,886
12,134	Ultratech Inc *	160,533
37,934	Varian Semiconductor Equipment Associates Inc * ~	1,245,753
16,800	Veeco Instruments Inc *	391,776
		$10,647,343

Engineering & Construction --- 1.40%
20,138	Comfort Systems USA Inc	233,400
22,536	Eagle Materials Inc	644,079
34,069	EMCOR Group Inc * ~	862,627
26,483	Headwaters Inc *	102,489
20,044	Insituform Technologies Inc Class A *	383,642
14,327	Texas Industries Inc	601,591
		$2,827,828

Financial Services --- 0.34%
13,354	Financial Federal Corp	329,577
7,947	Portfolio Recovery Associates Inc *	360,237
		$689,814

Food & Beverages --- 2.59%
9,443	Andersons Inc	332,394
5,172	Boston Beer Co Inc Class A *	191,778
6,582	Cal-Maine Foods Inc †	176,200
8,619	Diamond Foods Inc	273,395
17,988	Green Mountain Coffee Roasters Inc * † ~	1,328,234
21,015	Hain Celestial Group Inc *	402,857
7,327	J&J Snack Foods Corp	316,453
16,514	Lance Inc	426,391
6,606	Nash Finch Co	180,608
9,023	Sanderson Farms Inc	339,626
11,702	Spartan Stores Inc	165,349
16,446	TreeHouse Foods Inc *	586,629
22,218	United Natural Foods Inc *	531,455
		$5,251,369

Gold, Metals & Mining --- 0.68%
8,708	AM Castle & Co	86,558
12,789	AMCOL International Corp	292,740
10,559	Brush Engineered Materials Inc *	258,273
23,686	Century Aluminum Co *	221,464
4,707	Olympic Steel Inc	135,044
15,032	RTI International Metals Inc *	374,447
		$1,368,526

Health Care Related --- 6.36%
5,574	Air Methods Corp *	181,545
3,804	Almost Family Inc *	113,169
14,359	Amedisys Inc * †	626,483
27,131	AMERIGROUP Corp *	601,494
17,030	AMN Healthcare Services Inc *	161,955
15,823	AmSurg Corp *	335,922
6,209	Bio-Reference Laboratories Inc *	213,590
19,769	Catalyst Health Solutions Inc *	576,266
22,200	Centene Corp *	420,468
11,623	Chemed Corp	510,134
5,047	Computer Programs & Systems Inc	208,996
3,895	Corvel Corp *	110,618
15,830	Cross Country Healthcare Inc *	147,377
29,197	Eclipsys Corp *	563,502
8,790	Genoptix Inc *	305,716
15,028	Gentiva Health Services Inc *	375,850
16,219	Hanger Orthopedic Group Inc *	224,958
25,254	Healthspring Inc *	309,362
17,638	Healthways Inc *	270,214
13,523	HMS Holdings Corp *	516,984
17,571	inVentiv Health Inc *	293,963
6,974	IPC The Hospitalist Co Inc *	219,332
4,891	Landauer Inc	268,907
9,477	LCA-Vision Inc *	66,434
7,794	LHC Group Inc *	233,275
18,225	Magellan Health Services Inc *	566,069
9,420	MedCath Corp *	82,613
23,995	MEDNAX Inc * ~	1,317,805
6,818	Molina Healthcare Inc *	141,065
6,337	MWI Veterinary Supply Inc *	253,163
17,211	Odyssey HealthCare Inc *	215,138
16,534	Omnicell Inc *	184,189
15,752	PharMerica Corp *	292,515
22,296	Phase Forward Inc *	313,036
30,758	PSS World Medical Inc *	671,447
9,743	Quality Systems Inc †	599,877
9,641	RehabCare Group Inc *	209,113
13,396	Res-Care Inc *	190,357
		$12,892,901

Homebuilding --- 0.35%
9,656	M/I Homes Inc *	131,225
16,345	Meritage Homes Corp *	331,804
3,468	Skyline Corp	78,238
48,084	Standard Pacific Corp *	177,430
		$718,697

Hotels/Motels --- 0.19%
20,622	Interval Leisure Group Inc *	257,363
10,726	Marcus Corp	137,185
		$394,548

Household Goods --- 0.90%
36,012	Central Garden & Pet Co *	393,611
13,406	Ethan Allen Interiors Inc †	221,199
15,510	Helen of Troy Ltd *	301,360
9,219	Kid Brands Inc *	57,158
26,922	La-Z-Boy Inc	232,875
2,507	National Presto Industries Inc	216,881
7,129	Universal Electronics Inc *	145,574
8,628	WD-40 Co	245,035
		$1,813,693

Insurance Related --- 2.90%
4,972	American Physicians Capital Inc	143,243
9,699	AMERISAFE Inc *	167,308
24,242	Delphi Financial Group Inc Class A	548,597
12,936	eHealth Inc *	187,831
23,389	Employers Holdings Inc	362,062
7,015	Infinity Property & Casualty Corp	297,997
22,043	National Financial Partners Corp	192,215
6,912	Navigators Group Inc *	380,160
10,615	Presidential Life Corp	109,971
16,912	ProAssurance Corp * ~	882,637
9,158	RLI Corp	483,359
7,908	Safety Insurance Group Inc	260,331
27,377	Selective Insurance Group Inc	430,640
9,494	Stewart Information Services Corp	117,441
20,924	Tower Group Inc	510,336
11,674	United Fire & Casualty Co	208,965
19,304	Zenith National Insurance Corp	596,494
		$5,879,587

Investment Bank/Brokerage Firm --- 1.79%
10,580	Greenhill & Co Inc ~	947,757
22,523	Investment Technology Group Inc *	628,842
28,010	LaBranche & Co Inc *	95,234
22,298	optionsXpress Holdings Inc	385,310
8,406	Piper Jaffray Cos Inc *	401,134
15,500	Stifel Financial Corp * ~	850,950
12,483	SWS Group Inc	179,755
16,940	TradeStation Group Inc *	138,061
		$3,627,043

Leisure & Entertainment --- 1.69%
6,482	Arctic Cat Inc	45,763
45,606	Brunswick Corp	546,360
14,591	JAKKS Pacific Inc *	208,943
43,152	Live Nation Inc *	353,415
5,734	Monarch Casino & Resort Inc *	61,698
14,083	Multimedia Games Inc * †	72,105
12,132	Nautilus Inc *	20,624
30,985	Pinnacle Entertainment Inc *	315,737
16,872	Polaris Industries Inc	688,040
25,175	Pool Corp †	559,389
10,943	RC2 Corp *	155,938
28,034	Shuffle Master Inc *	264,080
9,928	Sturm Ruger & Co Inc †	128,468
		$3,420,560

Machinery --- 4.11%
34,983	Actuant Corp Class A	561,827
14,130	Albany International Corp Class A	274,122
10,369	Astec Industries Inc *	264,098
7,682	Badger Meter Inc	297,217
21,664	Barnes Group Inc	370,238
25,833	Briggs & Stratton Corp †	501,419
4,595	Cascade Corp	122,870
8,876	CIRCOR International Inc	250,836
26,338	CLARCOR Inc	825,960
10,398	EnPro Industries Inc *	237,698
13,588	ESCO Technologies Inc *	535,367
26,893	Gardner Denver Inc * ~	938,028
14,424	John Bean Technologies Corp	262,084
17,169	Kaydon Corp	556,619
6,439	Lindsay Corp †	253,568
9,120	Lydall Inc *	47,971
19,267	Mueller Industries Inc	459,903
16,955	Robbins & Myers Inc	398,103
17,693	Toro Co †	703,651
15,129	Watts Water Technologies Inc Class A	457,652
		$8,319,231

Manufacturing --- 0.27%
11,788	Mercury Computer Systems Inc *	116,230
19,581	Methode Electronics Inc	169,767
22,551	TTM Technologies Inc *	258,660
		$544,657

Medical Products --- 3.93%
11,348	Abaxis Inc *	303,559
34,438	Align Technology Inc *	489,708
38,398	American Medical Systems Holdings Inc *	649,694
6,693	Analogic Corp	247,775
15,001	CONMED Corp *	287,569
23,356	Cooper Cos Inc	694,374
14,780	CryoLife Inc *	117,797
12,447	Cyberonics Inc *	198,405
12,126	Greatbatch Inc *	272,471
13,281	Haemonetics Corp *	745,330
6,550	ICU Medical Inc *	241,433
10,568	Integra LifeSciences Holdings Corp *	360,897
16,585	Invacare Corp	369,514
5,837	Kensey Nash Corp *	168,981
20,936	Meridian Bioscience Inc	523,609
14,624	Merit Medical Systems Inc *	253,434
14,604	Natus Medical Inc *	225,340
7,737	Neogen Corp *	249,828
9,772	Osteotech Inc *	43,486
9,249	Palomar Medical Technologies Inc *	149,926
8,999	SurModics Inc * †	221,375
18,707	Symmetry Medical Inc *	193,992
18,162	Theragenics Corp *	29,059
17,003	West Pharmaceutical Services Inc	690,492
11,029	Zoll Medical Corp *	237,344
		$7,965,392

Miscellaneous --- 0.87%
10,373	ATC Technology Corp *	204,971
7,116	Exponent Inc *	200,458
9,676	G&K Services Inc Class A	214,420
22,440	Healthcare Services Group Inc	411,998
18,300	Mobile Mini Inc *	317,688
8,363	School Specialty Inc *	198,370
10,757	Viad Corp	214,172
		$1,762,077

Office Equipment & Supplies --- 0.60%
29,385	Interface Inc Class A	243,896
18,132	Sykes Enterprises Inc *	377,508
12,261	United Stationers Inc *	583,746
		$1,205,150

Oil & Gas --- 5.51%
29,220	Atwood Oceanics Inc * ~	1,030,589
11,855	BASiC Energy Services Inc *	100,649
15,165	Bristow Group Inc *	450,249
9,882	CARBO Ceramics Inc †	509,417
15,337	Dril-Quip Inc *	761,329
7,339	Gulf Island Fabrication Inc	137,533
21,287	Holly Corp	545,373
11,844	Hornbeck Offshore Services Inc *	326,421
60,945	ION Geophysical Corp *	214,526
7,673	Lufkin Industries Inc	408,050
13,659	Matrix Service Co *	148,473
10,285	NATCO Group Inc Class A *	455,420
25,677	Oil States International Inc * ~	902,033
23,450	Penn Virginia Corp	537,240
10,107	Petroleum Development Corp *	188,597
27,308	PetroQuest Energy Inc *	177,229
25,860	Pioneer Drilling Co *	189,812
10,448	SEACOR Holdings Inc *	852,870
5,954	Seahawk Drilling Inc * †	185,110
32,327	St Mary Land & Exploration Co ~	1,049,334
21,565	Stone Energy Corp *	351,725
7,611	Superior Well Services Inc * †	73,675
19,318	Swift Energy Co *	457,450
38,888	TETRA Technologies Inc *	376,825
15,321	World Fuel Services Corp	736,480
		$11,166,409

Paper & Forest Products --- 0.74%
20,238	Buckeye Technologies Inc *	217,154
5,941	Clearwater Paper Corp *	245,541
5,514	Deltic Timber Corp	252,376
7,485	Neenah Paper Inc	88,098
7,911	Schweitzer-Mauduit International Inc	430,042
25,582	Wausau Paper Corp	255,820
		$1,489,031

Personal Loans --- 0.48%
15,218	Cash America International Inc	458,975
13,796	First Cash Financial Services Inc *	236,326
4,653	Rewards Network Inc *	63,932
8,358	World Acceptance Corp * †	210,705
		$969,938

Pharmaceuticals --- 0.65%
17,951	Par Pharmaceutical Cos Inc *	386,126
25,226	Salix Pharmaceuticals Ltd *	536,305
39,981	ViroPharma Inc *	384,617
		$1,307,048

Pollution Control --- 0.66%
23,981	ABM Industries Inc	504,560
31,319	Tetra Tech Inc *	830,893
		$1,335,453

Printing & Publishing --- 0.22%
19,663	Bowne & Co Inc	151,405
5,735	Consolidated Graphics Inc *	143,088
15,334	EW Scripps Co	115,005
6,892	Standard Register Co	40,525
		$450,023

Real Estate --- 6.75%
20,470	Acadia Realty Trust REIT	308,483
50,725	BioMed Realty Trust Inc REIT	700,005
23,155	Cedar Shopping Centers Inc REIT	149,350
26,134	Colonial Properties Trust REIT	254,284
55,765	DiamondRock Hospitality Co REIT	451,696
13,413	EastGroup Properties Inc REIT	512,645
18,064	Entertainment Properties Trust REIT	616,705
44,654	Extra Space Storage Inc REIT	471,100
18,499	Forestar Group Inc *	317,813
34,455	Franklin Street Properties Corp REIT	451,360
30,682	Healthcare Realty Trust Inc REIT	648,311
17,082	Home Properties Inc REIT	736,063
36,531	Inland Real Estate Corp REIT	320,012
22,302	Kilroy Realty Corp REIT	618,657
32,803	Kite Realty Group Trust REIT	136,789
32,849	LaSalle Hotel Properties REIT	645,811
49,085	Lexington Realty Trust REIT	250,334
12,126	LTC Properties Inc REIT	291,509
41,364	Medical Properties Trust Inc REIT	323,053
14,590	Mid-America Apartment Communities Inc REIT	658,447
41,744	National Retail Properties Inc REIT ~	896,244
11,299	Parkway Properties Inc REIT	222,590
19,795	Pennsylvania Real Estate Investment Trust REIT †	150,640
24,731	Post Properties Inc REIT	445,158
9,301	PS Business Parks Inc REIT	477,327
65,688	Senior Housing Properties Trust REIT ~	1,255,298
13,919	Sovran Self Storage Inc REIT	423,555
20,819	Tanger Factory Outlet Centers Inc REIT	777,381
11,019	Urstadt Biddle Properties Inc REIT	160,767
		$13,671,387

Restaurants --- 2.31%
9,305	Buffalo Wild Wings Inc * †	387,181
12,429	California Pizza Kitchen Inc *	194,141
11,909	CEC Entertainment Inc *	307,967
28,151	CKE Restaurants Inc	295,304
11,675	Cracker Barrel Old Country Store Inc	401,620
7,791	DineEquity Inc †	192,827
29,575	Jack In The Box Inc *	605,992
4,317	Landry's Restaurants Inc *	45,328
9,970	O'Charley's Inc	93,419
11,287	Papa John's International Inc *	277,322
6,823	Peet's Coffee & Tea Inc *	192,613
12,063	PF Chang's China Bistro Inc *	409,780
7,997	Red Robin Gourmet Burgers Inc *	163,299
33,541	Ruby Tuesday Inc *	282,415
10,504	Ruth's Hospitality Group Inc *	44,327
31,500	Sonic Corp *	348,390
12,576	Steak N Shake Co *	148,019
26,793	Texas Roadhouse Inc *	284,542
		$4,674,486

Retail --- 5.92%
11,067	Big 5 Sporting Goods Corp	167,112
7,503	Blue Nile Inc *	466,086
22,377	Brown Shoe Co Inc	179,464
13,145	Buckle Inc †	448,770
20,747	Cabela's Inc * †	276,765
26,309	Casey's General Stores Inc	825,576
15,246	Cato Corp Class A	309,341
11,251	Charlotte Russe Holding Inc *	196,893
14,125	Children's Place Retail Stores Inc *	423,185
18,739	Christopher & Banks Corp	126,863
23,276	Dress Barn Inc * †	417,339
28,731	Finish Line Inc Class A	291,907
20,943	Fred's Inc Class A	266,604
11,691	Genesco Inc *	281,402
14,808	Great Atlantic & Pacific Tea Co Inc * †	131,939
12,469	Group 1 Automotive Inc	334,793
15,441	Gymboree Corp *	747,036
9,552	Haverty Furniture Cos Inc	112,809
14,982	Hibbett Sports Inc *	273,122
22,669	HOT Topic Inc *	169,791
20,352	HSN Inc *	331,331
13,707	Jo-Ann Stores Inc *	367,759
9,445	Jos A Bank Clothiers Inc *	422,853
8,909	Lithia Motors Inc Class A	138,891
11,063	MarineMax Inc *	86,402
26,969	Men's Wearhouse Inc	666,134
7,612	Midas Inc *	71,553
16,182	NutriSystem Inc †	246,937
39,415	OfficeMax Inc	495,841
23,991	Pep Boys - Manny Moe & Jack	234,392
11,756	PetMed Express Inc	221,601
19,765	Sonic Automotive Inc †	207,533
19,918	Stage Stores Inc	258,137
6,381	Stamps.com Inc *	59,024
13,717	Stein Mart Inc *	174,343
19,493	Ticketmaster Entertainment Inc *	227,873
18,632	Tractor Supply Co * ~	902,161
15,919	Tuesday Morning Corp *	66,223
12,730	Tween Brands Inc *	106,805
12,611	Zale Corp * †	90,169
10,701	Zumiez Inc * †	175,603
		$11,998,362

Savings & Loans --- 0.45%
23,985	Bank Mutual Corp	212,027
30,448	Brookline Bancorp Inc	295,955
13,075	Dime Community Bancshares	149,447
40,023	TrustCo Bank Corp NY †	250,144
		$907,573

Shoes --- 1.18%
44,897	Crocs Inc *	298,565
6,787	Deckers Outdoor Corp *	575,877
36,847	Iconix Brand Group Inc *	459,482
13,992	K-Swiss Inc Class A	122,990
17,225	Skechers USA Inc Class A *	295,236
25,476	Wolverine World Wide Inc	632,824
		$2,384,974

Specialized Services --- 3.89%
11,459	Administaff Inc	301,028
9,385	American Public Education Inc *	326,035
15,520	CACI International Inc Class A *	733,630
7,514	Capella Education Co *	505,993
6,762	CDI Corp	95,006
36,461	CIBER Inc *	145,844
15,756	Coinstar Inc *	519,633
18,370	CSG Systems International Inc *	294,104
35,874	CyberSource Corp *	598,020
7,809	Forrester Research Inc *	208,032
26,502	Geo Group Inc *	534,545
19,317	Heartland Payment Systems Inc	280,290
8,894	Heidrick & Struggles International Inc	206,874
31,959	Hillenbrand Inc	651,005
9,391	Integral Systems Inc *	64,798
9,047	MAXIMUS Inc	421,590
18,574	On Assignment Inc *	108,658
3,824	Pre-Paid Legal Services Inc *	194,259
26,855	Spherion Corp *	166,769
6,280	StarTek Inc *	54,510
16,877	TeleTech Holdings Inc *	287,922
22,584	TrueBlue Inc *	317,757
10,372	Universal Technical Institute Inc *	204,328
6,170	Volt Information Sciences Inc *	75,397
19,721	Wright Express Corp *	581,967
		$7,877,994

Telephone & Telecommunications --- 0.48%
13,237	Cbeyond Inc *	213,513
22,116	General Communication Inc Class A *	151,716
17,092	Iowa Telecommunications Services Inc	215,359
1,060	Metrocall Inc (rights) * §	0
17,279	Neutral Tandem Inc *	393,270
		$973,858

Textiles --- 1.25%
29,361	Carter's Inc *	783,939
49,747	Liz Claiborne Inc	245,253
10,074	Maidenform Brands Inc *	161,788
9,163	Movado Group Inc	133,138
7,129	Oxford Industries Inc	140,441
5,431	Perry Ellis International Inc *	87,113
65,771	Quiksilver Inc *	180,870
13,078	True Religion Apparel Inc *	339,113
7,386	Unifirst Corp	328,308
8,601	Volcom Inc * †	141,745
		$2,541,708

Tobacco --- 0.10%
46,582	Alliance One International Inc *	208,687
		$208,687

Transportation --- 0.85%
13,056	Arkansas Best Corp	390,897
27,155	Heartland Express Inc	391,032
30,066	Knight Transportation Inc	504,507
14,441	Old Dominion Freight Line Inc *	439,440
		$1,725,876

Utilities --- 2.98%
47,741	Atmos Energy Corp ~	1,345,341
28,264	Avista Corp	571,498
8,150	CH Energy Group Inc	361,126
11,441	Laclede Group Inc	367,943
21,725	New Jersey Resources Corp	788,835
13,701	Northwest Natural Gas Co	570,784
37,811	Piedmont Natural Gas Co Inc ~	905,195
15,396	South Jersey Industries Inc	543,479
23,165	Southwest Gas Corp	592,561
		$6,046,762

Water --- 0.17%
9,546	American States Water Co	345,374
		$345,374

TOTAL COMMON STOCK --- 98.93%		$200,460,393
(Cost $233,438,005)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

250,000	United States of America	249,939
	0.09% December 17, 2009

TOTAL SHORT-TERM INVESTMENTS --- 0.12%		$249,939
(Cost $249,939)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

10,148,502	BNP Paribas Securities Corp	10,148,502
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 5.01%		$10,148,502
(Cost $10,148,502)

OTHER ASSETS & LIABILITIES --- (4.06%)		$(8,231,100)

TOTAL NET ASSETS --- 100%		$202,627,734
(Cost $243,836,446)
Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2009.
~	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust
§	Security has no market value at September 30, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.   The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.

Description	Level 1	Level 2		Level 3		Total
Assets
Stock^	$200,460,393	$		$		$200,460,393
Short-term investments	10,148,502		249,939			10,398,441
Total Assets	$210,608,895		$249,939	$		$210,858,834
Liabilities
Other financial instruments*	30,928					30,928
Total Liabilities	$30,928	$		$		$30,928
Total	$210,577,967		$249,939		$-	$210,827,906

^Please see above Schedule of Investments for values in each industry.

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of September 30, 2009.
As of September 30, 2009, the Maxim Index 600 Portfolio had 32 open Russell 2000 Mini long futures contracts.  The contracts expire in December 2009 and the Portfolio has recorded unrealized depreciation of $35,658.

At September 30, 2009, the U.S. Federal income tax cost basis was $246,347,226.  The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,871,345 and gross depreciation of securities in which there was an excess of tax cost over value of $54,359,737, resulting in net depreciation of $35,488,392.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 1.52%
105,000	Alliant Techsystems Inc	120,619
	3.00% August 15, 2024
255,000	BE Aerospace Inc	261,375
	8.50% July 1, 2018
320,000	Hawker Beechcraft Acquisition Co LLC	227,200
	8.50% April 1, 2015
195,000	L-3 Communications Corp	196,950
	6.38% October 15, 2015
105,000	L-3 Communications Corp	104,475
	5.88% January 15, 2015
50,000	Spirit AeroSystems Inc * ‡‡	49,750
	7.50% October 1, 2017
55,000	TransDigm Inc * ‡‡	53,419
	7.75% July 15, 2014
285,000	TransDigm Inc	282,987
	7.75% July 15, 2014
		$1,296,775

Airlines --- 0.40%
420,000	Continental Airlines Inc	336,000
	7.34% April 19, 2014
		$336,000

Auto Parts & Equipment --- 1.77%
85,000	Affinia Group Inc *	91,375
	10.75% August 15, 2016
130,000	Allison Transmission Inc *	120,900
	11.25% November 1, 2015
385,000	Goodyear Tire & Rubber Co	417,725
	10.50% May 15, 2016
140,000	Keystone Automotive Operations Inc	36,750
	9.75% November 1, 2013
85,000	Tenneco Inc	88,400
	10.25% July 15, 2013
215,000	TRW Automotive Inc	273,721
	6.38% March 15, 2014
150,000	TRW Automotive Inc * ‡‡	190,968
	6.38% March 15, 2014
555,000	Visteon Corp * † §§	141,525
	12.25% December 31, 2016
603,000	Visteon Corp † §§	147,735
	8.25% August 1, 2010
		$1,509,099

Banks --- 1.44%
800,000	GMAC Inc	768,846
	7.25% March 2, 2011
375,000	Wells Fargo Capital XIII ‡	330,000
	7.70% Perpetual
120,000	Wells Fargo Capital XV ‡	124,800
	9.75% Perpetual
		$1,223,646

Broadcast/Media --- 6.50%
125,000	Affinion Group Inc	128,438
	11.50% October 15, 2015
120,000	Affinion Group Inc	123,300
	10.13% October 15, 2013
195,000	Cablevision Systems Corp NY Group *	201,337
	8.63% September 15, 2017
907,000	CCH I LLC/CCH I Capital Corp † §§	166,695
	11.00% October 1, 2015
342,000	CCH II LLC/CCH II Capital Corp † §§ §	383,040
	10.25% October 1, 2013
155,000	Charter Communications Holdings LLC/Charter Commincations Holdings Capital † §§	387
	12.13% January 15, 2012
160,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital † §§	400
	11.75% May 15, 2011
735,000	Charter Communications Operating LLC/Charter Communications Operating Capital * † §§	795,638
	12.88% September 15, 2014
90,000	Clear Channel Communications Inc	49,050
	10.75% August 1, 2016
95,000	Clear Channel Communications Inc ‡	71,646
	3.84% January 29, 2016
85,000	Clear Channel Communications Inc	71,400
	7.65% September 15, 2010
40,000	CMP Susquehanna Corp * ‡‡	17,172
	0.97% May 15, 2014
220,000	CSC Holdings Inc	226,600
	6.75% April 15, 2012
240,000	CSC Holdings Inc *	252,000
	8.50% June 15, 2015
385,000	DirecTV Holdings LLC/DirecTV Financing Co Inc	389,812
	6.38% June 15, 2015
140,000	DirecTV Holdings LLC/DirecTV Financing Co Inc	143,850
	8.38% March 15, 2013
145,000	DISH DBS Corp * ‡‡	146,450
	7.88% September 1, 2019
65,000	EchoStar DBS Corp	66,300
	7.75% May 31, 2015
190,000	EchoStar DBS Corp	184,775
	6.63% October 1, 2014
300,000	Inmarsat Finance II PLC	310,500
	10.38% November 15, 2012
245,000	Liberty Media LLC	232,137
	5.70% May 15, 2013
50,000	Mediacom LLC/Mediacom Capital Corp *	51,375
	9.13% August 15, 2019
95,000	Sirius XM Radio Inc *	96,900
	9.75% September 1, 2015
165,000	Sirius XM Radio Inc	138,600
	3.25% October 15, 2011
395,000	Univision Communications Inc * §	424,625
	12.00% July 1, 2014
300,000	Visant Holding Corp	305,250
	8.75% December 1, 2013
45,000	WMG Acquisition Corp	43,088
	7.38% April 15, 2014
155,000	WMG Acquisition Corp *	163,525
	9.50% June 15, 2016
355,000	XM Satellite Radio Inc *	347,900
	13.00% August 1, 2013
		$5,532,190

Building Materials --- 1.92%
685,000	Associated Materials Inc	673,013
	9.75% April 15, 2012
440,000	Building Materials Corp of America	423,500
	7.75% August 1, 2014
2,000,000	NTK Holdings Inc	55,000
	10.75% March 1, 2014
450,000	Owens Corning Inc	483,304
	9.00% June 15, 2019
		$1,634,817

Chemicals --- 0.94%
705,000	Georgia Gulf Corp	444,150
	10.75% October 15, 2016
50,000	Methanex Corp	51,250
	8.75% August 15, 2012
200,000	Rhodia SA ‡	260,478
	3.75% October 15, 2013
50,000	Westlake Chemical Corp	47,000
	6.63% January 15, 2016
		$802,878

Computer Hardware & Systems --- 0.32%
60,000	Activant Solutions Inc	53,700
	9.50% May 1, 2016
125,000	Maxtor Corp	134,688
	2.38% August 15, 2012
75,000	Seagate Technology International *	81,937
	10.00% May 1, 2014
		$270,325

Computer Software & Services --- 0.90%
500,000	SunGard Data Systems Inc	510,000
	10.25% August 15, 2015
255,000	SunGard Data Systems Inc	257,550
	9.13% August 15, 2013
		$767,550

Containers --- 1.50%
401,000	Berry Plastics Corp	381,953
	8.88% September 15, 2014
155,000	Graham Packaging Co LP/GPC Capital Corp I	159,262
	9.88% October 15, 2014
105,000	Graham Packaging Co LP/GPC Capital Corp I	106,050
	8.50% October 15, 2012
130,000	Rock-Tenn Co	139,100
	9.25% March 15, 2016
200,000	Smurfit Kappa Treasury Funding Ltd	163,000
	7.50% November 20, 2025
305,000	Solo Cup Co *	323,300
	10.50% November 1, 2013
		$1,272,665

Electric Companies --- 1.86%
725,000	Edison Mission Energy	518,375
	7.63% May 15, 2027
115,000	Edison Mission Energy	93,150
	7.20% May 15, 2019
160,000	Energy Future Holdings Corp	120,800
	10.88% November 1, 2017
126,658	Mirant Mid-Atlantic Trust	129,192
	10.06% December 30, 2028
187,851	Mirant Mid-Atlantic Trust	189,729
	9.13% June 30, 2017
320,000	NV Energy Inc	329,200
	8.63% March 15, 2014
280,000	Texas Competitive Electric Holdings Co LLC	201,600
	10.25% November 1, 2015
		$1,582,046

Electronic Instruments & Equipment --- 0.58%
20,000	Belden Inc *	20,800
	9.25% June 15, 2019
300,000	General Cable Corp ‡	263,250
	2.66% April 1, 2015
270,000	NXP BV/NXP Funding LLC	211,950
	7.88% October 15, 2014
		$496,000

Electronics - Semiconductor --- 1.08%
190,000	Advanced Micro Devices Inc	159,363
	5.75% August 15, 2012
20,000	Advanced Micro Devices Inc	18,000
	7.75% November 1, 2012
105,000	Avago Technologies Finance Pte	110,512
	10.13% December 1, 2013
250,000	Freescale Semiconductor Inc	166,250
	10.13% December 15, 2016
405,000	Freescale Semiconductor Inc	309,825
	8.88% December 15, 2014
125,925	Freescale Semiconductor Inc	86,888
	9.13% December 15, 2014
70,000	Sensata Technologies BV	65,275
	8.00% May 1, 2014
		$916,113

Financial Services --- 2.01%
200,000	CIT Group Inc ‡	144,000
	0.42% March 12, 2010
110,000	CIT Group Inc §	88,744
	4.13% November 3, 2009
70,000	GMAC LLC *	65,100
	7.00% February 1, 2012
890,000	GMAC LLC *	716,450
	8.00% November 1, 2031
460,000	JPMorgan Chase & Co ‡	441,678
	7.90% Perpetual
250,000	Leucadia National Corp	255,000
	8.13% September 15, 2015
		$1,710,972

Food & Beverages --- 1.22%
355,000	Chiquita Brands International Inc §	353,225
	7.50% November 1, 2014
75,000	Del Monte Corp * ‡‡	75,750
	7.50% October 15, 2019
100,000	Dole Food Co Inc * ‡‡	100,375
	8.00% October 1, 2016
165,000	Dole Food Co Inc	165,206
	8.88% March 15, 2011
325,000	Smithfield Foods Inc *	341,250
	10.00% July 15, 2014
		$1,035,806

Foreign Banks --- 0.69%
310,000	Rabobank Nederland NV * ‡	379,750
	11.00% Perpetual
70,000	Royal Bank of Scotland Group PLC	62,796
	5.05% January 8, 2015
160,000	Royal Bank of Scotland Group PLC	146,723
	5.00% November 12, 2013
		$589,269

Gold, Metals & Mining --- 4.90%
820,000	FMG Finance Pty Ltd *	908,150
	10.63% September 1, 2016
1,000,000	Freeport-McMoRan Copper & Gold Inc	1,063,750
	8.38% April 1, 2017
375,000	Metals USA Inc	360,469
	11.13% December 1, 2015
70,000	Novelis Inc *	70,700
	11.50% February 15, 2015
210,000	Novelis Inc	181,650
	7.25% February 15, 2015
630,000	Ryerson Inc	598,500
	12.00% November 1, 2015
70,000	Steel Dynamics Inc	82,600
	5.13% June 15, 2014
315,000	Steel Dynamics Inc	301,612
	6.75% April 1, 2015
265,000	Teck Resources Ltd	308,063
	10.75% May 15, 2019
120,000	Teck Resources Ltd	135,600
	10.25% May 15, 2016
140,000	Teck Resources Ltd	154,000
	9.75% May 15, 2014
		$4,165,094

Health Care Related --- 5.47%
400,000	DaVita Inc	396,000
	6.63% March 15, 2013
966,000	HCA Inc	1,004,640
	9.63% November 15, 2016
325,000	HCA Inc	335,969
	9.25% November 15, 2016
190,000	HCA Inc	154,290
	7.69% June 15, 2025
500,000	IASIS Healthcare LLC/IASIS Capital Corp	500,000
	8.75% June 15, 2014
1,695,000	Leiner Health Products Inc † §§	4,237
	11.00% June 1, 2012
360,000	Psychiatric Solutions Inc	347,400
	7.75% July 15, 2015
320,000	Sun Healthcare Group Inc	318,400
	9.13% April 15, 2015
480,000	Surgical Care Affiliates Inc *	381,600
	8.88% July 15, 2015
294,000	Tenet Healthcare Corp *	310,170
	8.88% July 1, 2019
180,000	Tenet Healthcare Corp *	188,100
	9.00% May 1, 2015
385,000	US Oncology Inc *	405,213
	9.13% August 15, 2017
300,000	Vanguard Health Holding Co II LLC	306,000
	9.00% October 1, 2014
		$4,652,019

Homebuilding --- 0.89%
170,000	Beazer Homes USA Inc	148,750
	8.38% April 15, 2012
395,000	K Hovnanian Enterprises Inc	416,725
	11.50% May 1, 2013
105,000	Standard Pacific Corp	91,350
	6.25% April 1, 2014
105,000	Standard Pacific Escrow LLC * ‡‡	103,425
	10.75% September 15, 2016
		$760,250

Hotels/Motels --- 0.24%
65,000	Travelport LLC	59,475
	11.88% September 1, 2016
150,000	Travelport LLC	145,125
	9.88% September 1, 2014
		$204,600

Household Goods --- 0.44%
55,000	American Greetings Corp	52,663
	7.38% June 1, 2016
80,000	Jarden Corp	82,000
	8.00% May 1, 2016
245,000	Jarden Corp §	238,262
	7.50% May 1, 2017
		$372,925

Independent Power Producer --- 3.49%
1,000,000	AES Corp	1,006,250
	8.00% October 15, 2017
50,000	AES Corp	51,500
	8.88% February 15, 2011
415,000	Dynegy Holdings Inc	353,787
	7.75% June 1, 2019
245,000	Mirant North America LLC	243,775
	7.38% December 31, 2013
65,000	NRG Energy Inc	62,888
	7.38% January 15, 2017
1,000,000	NRG Energy Inc	967,500
	7.38% February 1, 2016
275,000	Orion Power Holdings Inc	284,625
	12.00% May 1, 2010
		$2,970,325

Insurance Related --- 0.27%
200,000	American International Group Inc ‡	120,000
	8.18% May 15, 2058
120,000	Metlife Capital Trust IV *	112,800
	7.88% December 15, 2037
		$232,800

Investment Bank/Brokerage Firm --- 0.38%
150,000	E*TRADE Financial Corp	166,500
	12.50% November 30, 2017
120,000	E*TRADE Financial Corp	108,600
	7.38% September 15, 2013
300,000	Lehman Brothers Holdings Inc † §§	51,000
	5.25% February 6, 2012
		$326,100

Leisure & Entertainment --- 3.70%
180,000	American Casino & Entertainment Properties LLC *	160,200
	11.00% June 15, 2014
280,000	Ameristar Casinos Inc *	290,500
	9.25% June 1, 2014
130,000	Boyd Gaming Corp §	114,400
	7.13% February 1, 2016
185,000	Fontainebleau Las Vegas Holdings LLC * † §§	5,087
	10.25% June 15, 2015
480,000	Harrahs Operating Escrow LLC/Harrah's Escrow Corp *	493,200
	11.25% June 1, 2017
170,000	Harrah's Operating Inc *	171,700
	11.25% June 1, 2017
60,000	Harrah's Operating Inc ‡‡	59,218
	8.01% October 15, 2016
805,000	Inn of the Mountain Gods †	372,313
	12.00% November 15, 2010
30,000	MGM MIRAGE *	32,025
	10.38% May 15, 2014
70,000	MGM MIRAGE *	76,475
	11.13% November 15, 2017
15,000	MGM MIRAGE	14,888
	8.50% September 15, 2010
45,000	MGM MIRAGE §	37,631
	6.75% April 1, 2013
180,000	MTR Gaming Group Inc *	175,500
	12.63% July 15, 2014
50,000	Penn National Gaming Inc *	50,125
	8.75% August 15, 2019
435,000	Pinnacle Entertainment Inc *	437,175
	8.63% August 1, 2017
295,000	Snoqualmie Entertainment Authority * ‡ ‡‡	144,550
	4.68% February 1, 2014
470,000	Station Casinos Inc †	138,650
	6.00% April 1, 2012
975,000	Station Casinos Inc †	34,125
	6.50% February 1, 2014
325,000	Yonkers Racing Corp *	338,000
	11.38% July 15, 2016
		$3,145,762

Machinery --- 1.19%
98,667	International Truck & Engine ‡	95,213
	0.48% June 15, 2012
190,000	Manitowoc Co Inc ‡ ‡‡	176,225
	5.01% April 14, 2013
100,000	Mueller Water Products Inc	87,125
	7.38% June 1, 2017
271,333	Navistar International Corp ‡	261,837
	3.75% January 19, 2012
60,000	Terex Corp	65,400
	10.88% June 1, 2016
340,000	Titan International Inc	328,950
	8.00% January 15, 2012
		$1,014,750

Manufacturing --- 0.33%
290,000	RBS Global Inc/Rexnord LLC	281,300
	9.50% August 1, 2014
		$281,300

Medical Products --- 0.73%
580,000	Biomet Inc	616,250
	10.38% October 15, 2017
		$616,250

Miscellaneous --- 1.36%
15,000	American Achievement Corp *	14,925
	8.25% April 1, 2012
285,000	ARAMARK Corp	287,494
	8.50% February 1, 2015
165,000	Ceridian Corp	140,250
	12.25% November 15, 2015
195,000	Ceridian Corp	174,768
	11.25% November 15, 2015
255,000	DI Finance/DynCorp International LLC	260,100
	9.50% February 15, 2013
120,000	Iron Mountain Inc	123,600
	8.38% August 15, 2021
155,000	Iron Mountain Inc	155,775
	8.00% June 15, 2020
		$1,156,912

Office Equipment & Supplies --- 0.15%
125,000	Acco Brands Corp * ‡‡	130,625
	10.63% March 15, 2015
		$130,625

Oil & Gas --- 14.90%
760,000	Arch Western Finance LLC	747,650
	6.75% July 1, 2013
330,000	Atlas Pipeline Partners LP	264,000
	8.75% June 15, 2018
890,000	Belden & Blake Corp	827,701
	8.75% July 15, 2012
195,000	Berry Petroleum Co	208,162
	10.25% June 1, 2014
215,000	Chesapeake Energy Corp	192,425
	6.25% January 15, 2018
295,000	Chesapeake Energy Corp	273,981
	6.38% June 15, 2015
220,000	Complete Production Services Inc	200,200
	8.00% December 15, 2016
365,000	Compton Petroleum Finance Corp	275,575
	7.63% December 1, 2013
260,000	Comstock Resources Inc	258,050
	6.88% March 1, 2012
385,000	Connacher Oil & Gas Ltd *	410,025
	11.75% July 15, 2014
300,000	Denbury Resources Inc	297,750
	7.50% December 15, 2015
230,000	Dynegy-Roseton/Danskammer	211,312
	7.67% November 8, 2016
360,000	El Paso Corp	330,163
	7.80% August 1, 2031
235,000	El Paso Corp	267,900
	12.00% December 12, 2013
70,000	Encore Acquisition Co	73,850
	9.50% May 1, 2016
245,000	Encore Acquisition Co	227,850
	7.25% December 1, 2017
155,000	Enterprise Products Operating LP ‡	135,625
	7.03% January 15, 2068
260,000	Enterprise Products Operating LP ‡	243,100
	8.38% August 1, 2066
400,000	EXCO Resources Inc	396,500
	7.25% January 15, 2011
295,000	Forest Oil Corp *	297,213
	8.50% February 15, 2014
225,000	GulfMark Offshore Inc	220,500
	7.75% July 15, 2014
455,000	Helix Energy Solutions Group Inc *	455,000
	9.50% January 15, 2016
330,000	Key Energy Services Inc	313,500
	8.38% December 1, 2014
195,000	Mariner Energy Inc	178,425
	8.00% May 15, 2017
180,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp	179,100
	8.75% April 15, 2018
440,000	Massey Energy Co	349,800
	3.25% August 1, 2015
450,000	Newfield Exploration Co	441,000
	6.63% April 15, 2016
320,000	OPTI Canada Inc	248,000
	8.25% December 15, 2014
75,000	OPTI Canada Inc	57,375
	7.88% December 15, 2014
405,000	Peabody Energy Corp	409,050
	7.38% November 1, 2016
180,000	Petrohawk Energy Corp	184,950
	9.13% July 15, 2013
190,000	Petroleum Development Corp	187,150
	12.00% February 15, 2018
80,000	Plains Exploration & Production Co	76,200
	7.00% March 15, 2017
285,000	Plains Exploration & Production Co	307,088
	10.00% March 1, 2016
220,000	Quicksilver Resources Inc	214,500
	8.25% August 1, 2015
120,000	Quicksilver Resources Inc	132,300
	11.75% January 1, 2016
265,000	Sabine Pass LNG LP	236,512
	7.25% November 30, 2013
440,000	SandRidge Energy Inc *	423,500
	8.00% June 1, 2018
100,000	Southern Natural Gas Co	118,240
	8.00% March 1, 2032
190,000	Stone Energy Corp	144,400
	6.75% December 15, 2014
275,000	Targa Resources Inc	258,500
	8.50% November 1, 2013
60,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp	56,850
	8.25% July 1, 2016
485,869	Turbo Beta Ltd ‡‡	344,967
	4.09% March 15, 2018
635,000	VeraSun Energy Corp † §§	84,137
	9.38% June 1, 2017
145,000	Whiting Petroleum Corp	143,187
	7.00% February 1, 2014
355,000	Williams Cos Inc	383,276
	7.63% July 15, 2019
375,000	Williams Cos Inc	393,217
	7.75% June 15, 2031
		$12,679,756

Paper & Forest Products --- 2.57%
960,000	Appleton Papers Inc	433,200
	9.75% June 15, 2014
90,000	Appleton Papers Inc	73,013
	8.13% June 15, 2011
460,000	Georgia-Pacific LLC *	477,250
	8.25% May 1, 2016
195,000	NewPage Corp * ‡‡	191,587
	11.38% December 31, 2014
238,000	NewPage Corp ‡	147,560
	6.73% May 1, 2012
718,370	NewPage Holding Corp ‡	143,674
	8.58% November 1, 2013
120,000	PE Paper Escrow GmbH *	129,600
	12.00% August 1, 2014
485,000	Verso Paper Holdings LLC/Verso Paper Inc * §	497,125
	11.50% July 1, 2014
95,000	Weyerhaeuser Co	94,767
	7.38% October 1, 2019
		$2,187,776

Personal Loans --- 3.16%
200,000	American General Finance Corp	168,223
	5.63% August 17, 2011
140,000	American General Finance Corp	108,620
	4.88% July 15, 2012
195,000	American General Finance Corp	178,735
	4.63% September 1, 2010
241,000	Ford Motor Credit Co LLC ‡	230,155
	5.55% June 15, 2011
1,000,000	Ford Motor Credit Co LLC	1,101,926
	12.00% May 15, 2015
460,000	Ford Motor Credit Co LLC	466,531
	9.88% August 10, 2011
482,500	Ford Motor Credit Co LLC ‡	434,250
	3.26% January 13, 2012
		$2,688,440

Pharmaceuticals --- 0.28%
240,000	Elan Finance PLC/Elan Finance Corp * ‡‡	237,494
	8.75% October 15, 2016
		$237,494

Printing & Publishing --- 0.96%
345,000	Cengage Learning Acquisitions Inc *	317,400
	13.25% July 15, 2015
275,000	Nielsen Finance LLC/Nielsen Finance Co	276,375
	10.00% August 1, 2014
275,000	Nielsen Finance LLC/Nielsen Finance Co **	216,563
	Step Bond 0% - 12.50%
	12.80% August 1, 2011
75,000	R H Donnelley Corp † §§	4,312
	8.88% January 15, 2016
		$814,650

Railroads --- 0.55%
445,000	RailAmerica Inc *	466,137
	9.25% July 1, 2017
		$466,137

Real Estate --- 2.19%
208,000	Ashton Woods USA LLC/Ashton Woods Finance Co * ** ‡‡	41,600
	Step Bond 0% - 11.00%
	40.47% June 30, 2012
180,000	CB Richard Ellis Services Inc *	194,400
	11.63% June 15, 2017
245,000	Felcor Lodging LP * ‡‡	237,037
	10.00% October 1, 2014
350,000	Forest City Enterprises Inc ‡‡	283,500
	7.63% June 1, 2015
85,000	Host Hotels & Resorts LP	80,538
	6.38% March 15, 2015
265,000	Realogy Corp	146,413
	12.38% April 15, 2015
76,041	Realogy Corp §	50,187
	11.00% April 15, 2014
590,000	Realogy Corp	427,750
	10.50% April 15, 2014
60,000	Ventas Inc *	63,225
	3.88% November 15, 2011
345,000	Ventas Realty LP/Ventas Capital Corp	338,100
	6.75% April 1, 2017
		$1,862,750

Restaurants --- 0.86%
600,000	Buffets Inc † §§ ~	0
	12.50% November 1, 2014
470,000	Sbarro Inc	371,300
	10.38% February 1, 2015
335,000	Wendy's/Arby's Restaurants LLC *	355,937
	10.00% July 15, 2016
		$727,237

Retail --- 3.75%
200,000	Bon-Ton Stores Inc	146,000
	10.25% March 15, 2014
63,000	Burlington Coat Factory Warehouse Corp	61,740
	11.13% April 15, 2014
180,000	Dollar General Corp	198,900
	10.63% July 15, 2015
110,000	Eye Care Centers of America Inc	113,025
	10.75% February 15, 2015
185,000	Great Atlantic & Pacific Tea Co Inc *	187,312
	11.38% August 1, 2015
365,000	Inergy LP/Inergy Finance Corp	348,575
	6.88% December 15, 2014
85,000	Inergy LP/Inergy Finance Corp	85,425
	8.25% March 1, 2016
35,000	Limited Brands Inc *	36,615
	8.50% June 15, 2019
410,000	Michaels Stores Inc	403,850
	10.00% November 1, 2014
50,000	Neiman Marcus Group Inc	42,750
	10.38% October 15, 2015
419,737	Neiman Marcus Group Inc	358,875
	9.00% October 15, 2015
455,000	Neiman Marcus Group Inc	389,025
	7.13% June 1, 2028
35,000	QVC Inc * ‡‡	35,044
	7.50% October 1, 2019
445,000	Rite Aid Corp	391,600
	7.50% March 1, 2017
365,000	Toys R Us Property Co I LLC *	392,375
	10.75% July 15, 2017
		$3,191,111

Savings & Loans --- 0.08%
80,000	Ocwen Capital Trust I	67,600
	10.88% August 1, 2027
		$67,600

Specialized Services --- 6.30%
280,000	AAC Group Holding Corp *	268,800
	10.25% October 1, 2012
365,000	CCM Merger Inc * §	299,300
	8.00% August 1, 2013
250,000	Corrections Corp of America	258,125
	7.75% June 1, 2017
240,000	First Data Corp	206,400
	11.25% March 31, 2016
545,000	First Data Corp	463,250
	10.55% September 24, 2015
360,000	First Data Corp	332,100
	9.88% September 24, 2015
265,000	Fresenius US Finance II Inc *	288,850
	9.00% July 15, 2015
160,000	Petroplus Finance Ltd *	145,600
	7.00% May 1, 2017
15,000	RSC Equipment Rental Inc *	16,125
	10.00% July 15, 2017
200,000	RSC Equipment Rental Inc	193,000
	9.50% December 1, 2014
290,000	Service Corp International	258,825
	7.50% April 1, 2027
500,000	Smurfit Kappa Funding PLC	440,000
	7.75% April 1, 2015
415,000	Stewart Enterprises Inc	403,587
	6.25% February 15, 2013
285,000	Unisys Corp *	293,550
	14.25% September 15, 2015
630,000	Universal City Development Partners Ltd/UCDP Finance Inc	634,725
	11.75% April 1, 2010
375,000	Vanguard Health Holding Co I LLC	390,000
	11.25% October 1, 2015
105,000	Virgin Media Finance PLC	107,888
	9.13% August 15, 2016
385,000	Yankee Acquisition Corp §	361,900
	8.50% February 15, 2015
		$5,362,025

Telephone & Telecommunications --- 9.11%
450,000	ALLTELL Communications LLC *	546,674
	10.38% December 1, 2017
180,000	CC Holdings GS V LLC/Crown Castle GS III Corp *	186,300
	7.75% May 1, 2017
160,000	Cincinnati Bell Telephone Co LLC	119,200
	6.30% December 1, 2028
150,000	Cricket Communications Inc *	152,250
	7.75% May 15, 2016
225,000	Cricket Communications Inc	228,375
	9.38% November 1, 2014
210,000	Digicel Group Ltd *	213,150
	9.25% September 1, 2012
25,000	Frontier Communications Corp	25,156
	8.13% October 1, 2018
305,000	Frontier Communications Corp	314,150
	8.25% May 1, 2014
20,000	Global Crossing Ltd * ‡‡	21,000
	12.00% September 15, 2015
85,000	Global Crossing Ltd	83,300
	5.00% May 15, 2011
1,035,000	Hawaiian Telcom Communications Inc † §§	1,294
	12.50% May 1, 2015
460,000	Intelsat Corp	471,500
	9.25% August 15, 2014
385,000	Intelsat Intermediate Holding Co Ltd **	384,037
	Step Bond 0% - 9.50%
	8.82% February 1, 2010
270,000	Intelsat Jackson Holdings Ltd	288,900
	11.25% June 15, 2016
195,000	Intelsat Jackson Holdings Ltd	207,675
	11.50% June 15, 2016
120,000	iPCS Inc ‡	101,400
	2.61% May 1, 2013
150,000	Leap Wireless International Inc	122,062
	4.50% July 15, 2014
215,000	Level 3 Financing Inc	189,469
	9.25% November 1, 2014
275,000	Level 3 Financing Inc	277,750
	12.25% March 15, 2013
445,000	MetroPCS Wireless Inc	455,012
	9.25% November 1, 2014
65,000	NII Capital Corp *	67,600
	10.00% August 15, 2016
485,000	Qwest Communications International Inc	478,937
	7.50% February 15, 2014
170,000	Qwest Corp	178,925
	8.88% March 15, 2012
80,000	SBA Telecommunications Inc *	82,400
	8.25% August 15, 2019
165,000	SBA Telecommunications Inc *	168,713
	8.00% August 15, 2016
680,000	Sprint Capital Corp	642,600
	8.75% March 15, 2032
140,000	Sprint Capital Corp	116,900
	6.88% November 15, 2028
105,000	Sprint Nextel Corp	104,475
	8.38% August 15, 2017
75,000	Virgin Media Finance PLC	78,938
	9.50% August 15, 2016
270,000	Virgin Media Inc *	282,825
	6.50% November 15, 2016
195,000	Wind Acquisition Finance SA *	219,863
	11.75% July 15, 2017
410,000	Wind Acquisition Finance SA * **	451,000
	Step Bond 0% - 12.00%
	10.75% December 1, 2009
480,000	Windstream Corp	490,300
	8.63% August 1, 2016
		$7,752,130

Textiles --- 1.48%
470,000	Hanesbrands Inc ‡	412,425
	4.59% December 15, 2014
300,000	Levi Strauss & Co	312,000
	9.75% January 15, 2015
495,000	Oxford Industries Inc	530,269
	11.38% July 15, 2015
		$1,254,694

Transportation --- 1.00%
690,000	Horizon Lines Inc	544,237
	4.25% August 15, 2012
365,000	Swift Transportation Co Inc *	273,750
	12.50% May 15, 2017
50,000	Swift Transportation Co Inc * ‡	35,500
	8.19% May 15, 2015
		$853,487

Utilities --- 0.49%
440,000	Ferrellgas LP/Ferrellgas Finance Corp	418,550
	6.75% May 1, 2014
		$418,550

TOTAL BONDS --- 95.87%		$81,569,700
(Cost $86,398,536)

COMMON STOCK

Shares		Value ($)

Broadcast/Media --- 0.00%
10,767	CMP Susquehanna Radio Holdings Corp (warrants) * †† ‡‡	296
		$296

Health Care Related --- 0.16%
23,212	Alliance HealthCare Services Inc ††	131,380
		$131,380

Independent Power Producer --- 0.05%
3,060	AES Corp ††	45,349
		$45,349

Oil & Gas --- 0.36%
8,100	El Paso Corp	83,592
5,590	Petrohawk Energy Corp ††	135,334
1	Turbo Cayman Ltd (warrants) †† ~	0
5,000	Williams Cos Inc	89,350
		$308,276

Real Estate --- 0.06%
10,655	FelCor Lodging Trust Inc REIT	48,267
		$48,267

Restaurants --- –%
507	Buffets Restaurants Holdings Inc †† ~	–
		$–

Utilities --- 0.15%
4,115	Public Service Enterprise Group Inc	129,376
		$129,376

TOTAL COMMON STOCK --- 0.78%		$662,944
(Cost $637,477)

PREFERRED STOCK

Shares		Value ($)

Agency --- 0.03%
13,425	Fannie Mae Series S	21,614
		$21,614

Broadcast/Media --- 0.00%
9,422	CMP Susquehanna Radio Holdings Corp * †† ‡‡	4,004
1	ION Media Networks Inc †† ~	0
		$4,004

Financial Services --- 0.15%
216	Preferred Blocker Inc * ‡‡	125,611
		$125,611

TOTAL PREFERRED STOCK --- 0.18%		$151,229
(Cost $400,637)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

500,000	Gemini Securitzation Corp	499,995
	0.19% October 2, 2009
590,000	Ranger Funding LLC	589,983
	0.20% October 5, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.28%		$1,089,978
(Cost $1,089,978)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,483,058	BNP Paribas Securities Corp	2,483,058
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 2.92%		$2,483,058
(Cost $2,483,058)

OTHER ASSETS & LIABILITIES --- (1.03%)		$(874,539)

TOTAL NET ASSETS --- 100%		$85,082,370
(Cost $91,009,686)
Legend

*
The Maxim Putnam High Yield Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2009 were $18,938,396, $19,834,355 and 23.31%, respectively.

‡‡
The Maxim Putnam High Yield Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2009 were $3,171,104, $2,769,573 and 3.26%, respectively.

†	Security in default at September 30, 2009.
§§	Security in bankruptcy at September 30, 2009.
‡	Represents the current interest rate for variable rate security.
§	A portion or all of the security is on loan at September 30, 2009.
~	Security has no market value at September 30, 2009.
**	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2009.
††	Non-income Producing Security
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3	Total
Assets
Bonds
Corporate	$		$82,323,585	$336,093	$82,659,678
Common Stock
Health care related		131,380			131,380
Independent power producer		45,349			45,349
Oil & gas		308,276			308,276
Real estate		48,267			48,267
Utilities		129,376			129,376
Preferred Stock
Agency			21,614		21,614
Broadcast/media				4,004	4,004
Financial services			125,611		125,611
Short-term investments		2,483,058			2,483,058
Other financial instruments*				296	296
Total		$3,145,706	$82,470,810	$340,393	$85,956,909

*Other financial instruments consist of warrants.  Warrants are reported at their market value as of September 30, 2009.

At September 30, 2009, the U.S. Federal income tax cost basis was $91,533,455.  The Maxim Putnam High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,391,229 and gross depreciation of securities in which there was an excess of tax cost over value of $10,967,775, resulting in net depreciation of $5,576,546.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 3.93%
117,075	Precision Castparts Corp	11,926,734
		$11,926,734

Agriculture --- 1.07%
52,115	Bunge Ltd	3,262,961
		$3,262,961

Air Freight --- 1.49%
80,100	United Parcel Service Inc Class B	4,523,360
		$4,523,360

Biotechnology --- 12.45%
328,035	Celgene Corp *	18,338,025
366,443	Gilead Sciences Inc *	17,069,429
63,195	Vertex Pharmaceuticals Inc *	2,395,188
		$37,802,642

Broadcast/Media --- 2.52%
637,630	News Corp Class A	7,643,912
		$7,643,912

Chemicals --- 3.13%
163,044	Israel Chemicals Ltd	1,865,710
98,592	Monsanto Co	7,631,143
		$9,496,853

Communications - Equipment --- 10.80%
696,380	Cisco Systems Inc *	16,393,230
242,593	Research in Motion Ltd *	16,386,824
		$32,780,054

Computer Hardware & Systems --- 12.44%
203,705	Apple Inc *	37,761,850
		$37,761,850

Computer Software & Services --- 7.45%
18,735	Google Inc Class A *	9,290,018
639,409	Oracle Corp	13,325,339
		$22,615,357

Electronic Instruments & Equipment --- 6.60%
631,125	ABB Ltd sponsored ADR	12,648,074
223,770	Corning Inc	3,426,020
25,805	First Solar Inc * ‡	3,944,517
		$20,018,611

Financial Services --- 6.30%
24,035	CME Group Inc	7,407,759
267,220	JPMorgan Chase & Co	11,709,669
		$19,117,428

Food & Beverages --- 6.78%
450,530	Anheuser-Busch InBev NV	20,573,379
		$20,573,379

Foreign Banks --- 0.54%
66,275	Standard Chartered PLC	1,634,341
		$1,634,341

Gold, Metals & Mining --- 1.54%
202,335	Vale SA sponsored ADR	4,680,121
		$4,680,121

Health Care Related --- 1.48%
179,655	UnitedHealth Group Inc	4,498,561
		$4,498,561

Household Goods --- 2.06%
40,260	Colgate-Palmolive Co	3,071,043
65,207	Reckitt Benckiser Group PLC	3,187,916
		$6,258,959

Insurance Related --- 1.85%
104,990	ACE Ltd	5,612,920
		$5,612,920

Investment Bank/Brokerage Firm --- 3.45%
56,805	Goldman Sachs Group Inc	10,472,256
		$10,472,256

Leisure & Entertainment --- 0.63%
175,755	Boyd Gaming Corp *	1,921,146
		$1,921,146

Medical Products --- 1.92%
42,120	Alcon Inc	5,841,031
		$5,841,031

Oil & Gas --- 3.16%
135,790	Petroleo Brasileiro SA ADR	6,232,895
85,200	Petroleo Brasileiro SA sponsored ADR	3,349,298
		$9,582,193

Retail --- 5.38%
374,895	CVS Caremark Corp	13,398,786
51,320	Kohl's Corp *	2,927,912
		$16,326,698

Telephone & Telecommunications --- 3.33%
66,060	America Movil SAB de CV ADR Series L	2,895,388
124,630	Crown Castle International Corp *	3,908,566
244,670	tw telecom Inc *	3,291,022
		$10,094,976

TOTAL COMMON STOCK --- 100.30%		$304,446,343
(Cost $236,602,155)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

500,000	Federal Home Loan Bank	499,987
	0.19% October 9, 2009

TOTAL SHORT-TERM INVESTMENTS --- 0.16%		$499,987
(Cost $499,987)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

3,973,237	BNP Paribas Securities Corp	3,973,237
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 1.31%		$3,973,237
(Cost $3,973,237)

OTHER ASSETS & LIABILITIES --- (1.77%)		$(5,393,995)

TOTAL NET ASSETS --- 100%		$303,525,572
(Cost $241,075,379)

Legend

*	Non-income Producing Security
ADR	American Depository Receipt
‡	A portion or all of the security is on loan at September 30, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2		Level 3		Total
Assets
Common Stock^	$304,446,343	$		$		$304,446,343
Short-term investments	3,973,237		499,987			4,473,224
Total	$308,419,580		$499,987		$-	$308,919,567

^Please see above Schedule of Investments for values in each industry.

At September 30, 2009, the U.S. Federal income tax cost basis was $242,028,317.  The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $78,139,332 and gross depreciation of securities in which there was an excess of tax cost over value of $11,248,082, resulting in net appreciation of $66,891,250.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Air Freight --- 1.84%
120,834	TNT NV	3,242,940
		$3,242,940

Broadcast/Media --- 2.88%
58,390	Vivendi	1,806,744
379,426	WPP PLC	3,256,277
		$5,063,021

Chemicals --- 8.08%
27,747	Air Liquide SA	3,156,944
4,564	Givaudan SA	3,422,009
54,920	Linde AG	5,953,632
27,300	Shin-Etsu Chemical Co Ltd	1,678,783
		$14,211,368

Computer Software & Services --- 0.83%
29,810	SAP AG	1,451,763
		$1,451,763

Conglomerates --- 1.01%
125,554	Smiths Group PLC	1,781,818
		$1,781,818

Cosmetics & Personal Care --- 1.10%
33,080	Beiersdorf AG	1,942,608
		$1,942,608

Distributors --- 1.02%
445,200	Li & Fung Ltd	1,795,150
		$1,795,150

Electric Companies --- 0.90%
37,204	E.ON AG	1,577,751
		$1,577,751

Electronic Instruments & Equipment --- 6.72%
9,400	Hirose Electric Co Ltd	1,059,745
141,200	HOYA Corp	3,334,752
70,430	Legrand SA	1,959,252
53,894	Schneider Electric SA	5,462,272
		$11,816,021

Electronics - Semiconductor --- 3.29%
17,436	ASML Holding NV	512,854
7,277	Samsung Electronics Co Ltd GDR *	2,485,096
175,497	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	1,923,447
13,600	Tokyo Electron Ltd	868,133
		$5,789,530

Financial Services --- 2.23%
34,660	Deutsche Boerse AG	2,832,710
59,647	UBS AG	1,091,869
		$3,924,579

Food & Beverages --- 14.24%
43,723	Danone SA	2,634,795
247,870	Diageo PLC	3,802,902
149,900	Grupo Modelo SAB de CV Series C	558,196
115,250	Heineken NV	5,313,380
17,100	LAWSON Inc	794,374
184,315	Nestle SA	7,854,242
35,470	Pernod-Ricard SA	2,816,900
198,570	Tesco PLC	1,268,116
		$25,042,905

Foreign Banks --- 6.88%
25,839	Erste Group Bank AG	1,154,769
240,836	HSBC Holdings PLC	2,755,073
314,874	Intesa Sanpaolo SpA	1,392,687
52,111	Julius Baer Holding Ltd AG	2,602,282
5,977	Komercni Banka AS	1,191,949
121,715	Standard Chartered PLC	3,001,442
		$12,098,202

Gold, Metals & Mining --- 0.58%
37,600	BHP Billiton PLC	1,026,651
		$1,026,651

Household Goods --- 4.36%
68,000	Kao Corp	1,681,725
122,390	Reckitt Benckiser Group PLC	5,983,363
		$7,665,088

Insurance Related --- 2.90%
155,830	AXA SA	4,218,648
19,737	Swiss Reinsurance Co Ltd	890,955
		$5,109,603

Leisure & Entertainment --- 1.44%
286,036	Ladbrokes PLC	855,749
597,350	William Hill PLC	1,683,066
		$2,538,815

Machinery --- 1.20%
23,500	FANUC Ltd	2,107,447
		$2,107,447

Medical Products --- 2.47%
11,764	Sonova Holding AG	1,186,276
26,270	Synthes Inc	3,166,190
		$4,352,466

Office Equipment & Supplies --- 2.24%
86,450	Canon Inc	3,495,945
46,500	Konica Minolta Holdings Inc	440,834
		$3,936,779

Oil & Gas --- 5.92%
745,000	CNOOC Ltd	1,001,658
438	INPEX Holdings Inc	3,737,626
103,170	Royal Dutch Shell PLC	2,940,672
46,010	Total SA	2,733,897
		$10,413,853

Personal Loans --- 0.51%
89,700	AEON Credit Service Co Ltd	903,345
		$903,345

Pharmaceuticals --- 9.83%
25,691	Actelion Ltd §	1,595,306
62,575	Bayer AG	4,335,820
53,090	GlaxoSmithKline PLC	1,043,609
26,930	Merck KGaA	2,677,789
47,280	Roche Holding AG	7,641,996
		$17,294,520

Printing & Publishing --- 1.62%
133,300	Wolters Kluwer NV	2,846,982
		$2,846,982

Railroads --- 2.12%
76,020	Canadian National Railway Co	3,724,220
		$3,724,220

Specialized Services --- 1.79%
296,900	Hays PLC	494,897
54,890	Infosys Technologies Ltd sponsored ADR	2,661,616
		$3,156,513

Telephone & Telecommunications --- 2.56%
29,760	America Movil SAB de CV ADR Series L	1,304,381
74,110	MTN Group Ltd	1,205,076
866,604	Singapore Telecommunications Ltd	1,999,406
		$4,508,863

Textiles --- 5.49%
167,080	Burberry Group PLC	1,345,783
66,587	Compagnie Financiere Richemont SA	1,881,373
63,950	LVMH Moet Hennessy Louis Vuitton SA	6,431,871
		$9,659,027

Utilities --- 2.18%
86,198	GDF SUEZ	3,827,672
		$3,827,672

TOTAL COMMON STOCK --- 98.23%		$172,809,500
(Cost $168,247,589)

OTHER ASSETS & LIABILITIES --- 1.77%		$3,114,682

TOTAL NET ASSETS --- 100%		$175,924,182
(Cost $168,247,589)

Legend

*
The Maxim MFS International Growth Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2009 were $2,135,112, $2,485,096 and 1.41%, respectively.

GDR	Global Depository Receipt
ADR	American Depository Receipt
§	Non-income Producing Security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, 100% of the Portfolio’s investments were valued using Level 1 inputs.  Please see above Schedule of Investments for values in each industry.

At September 30, 2009, the U.S. Federal income tax cost basis was $169,649,868.  The Maxim MFS® International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $17,411,906 and gross depreciation of securities in which there was an excess of tax cost over value of $14,252,274, resulting in net appreciation of $3,159,632.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2009
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Austria	1,154,769	0.67%
Canada	3,724,220	2.15%
Czech Republic	1,191,949	0.69%
France	35,048,995	20.28%
Germany	20,772,073	12.01%
Hong Kong	2,796,808	1.62%
India	2,661,616	1.54%
Italy	1,392,687	0.81%
Japan	20,102,709	11.64%
Mexico	1,862,577	1.07%
Netherlands	11,916,156	6.91%
Singapore	1,999,406	1.16%
South Africa	1,205,076	0.70%
South Korea	2,485,096	1.44%
Switzerland	28,166,308	16.30%
Taiwan	1,923,447	1.11%
United Kingdom	31,239,418	18.07%
United States	3,166,190	1.83%
	172,809,500	100.00%

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.57%
100,000	Alliant Techsystems Inc	96,500
	6.75% April 1, 2016
150,000	Embraer Overseas Ltd	150,750
	6.38% January 24, 2017
200,000	L-3 Communications Corp	201,500
	6.13% January 15, 2014
300,000	Lockheed Martin Corp	313,280
	4.12% March 14, 2013
250,000	Raytheon Co	273,701
	5.38% April 1, 2013
		$1,035,731

Agency --- 2.40%
2,500,000	Federal Home Loan Bank *	2,731,068
	5.00% November 17, 2017
1,500,000	Freddie Mac	1,608,163
	4.13% September 27, 2013
		$4,339,231

Agency - Pass Through --- 28.22%
820,917	Fannie Mae	867,181
	4.50% June 1, 2018
1,122,214	Fannie Mae	1,180,663
	5.50% July 1, 2033
223,301	Fannie Mae	227,325
	4.50% August 1, 2035
18,920	Fannie Mae	20,254
	6.50% April 1, 2037
682,399	Fannie Mae	730,515
	6.50% August 1, 2037
556,230	Fannie Mae	590,951
	5.00% February 1, 2018
839,267	Fannie Mae	880,225
	5.50% March 1, 2036
1,838,418	Fannie Mae	1,945,391
	6.00% February 1, 2037
2,169,062	Fannie Mae	2,293,241
	6.00% March 1, 2037
4,117,521	Fannie Mae †	4,345,966
	5.54% March 1, 2047
770,742	Fannie Mae	815,589
	6.00% February 1, 2036
526,668	Fannie Mae	564,133
	6.50% June 1, 2036
1,278,162	Fannie Mae	1,351,336
	6.00% August 1, 2037
6,000,000	Fannie Mae	6,196,872
	5.00% TBA
1,650,567	Freddie Mac	1,744,196
	6.00% July 1, 2038
566,694	Freddie Mac	614,488
	7.00% August 1, 2037
520,045	Freddie Mac	528,279
	4.50% May 1, 2035
226,120	Freddie Mac	242,496
	6.00% May 1, 2021
384,858	Freddie Mac	390,951
	4.50% March 1, 2036
476,261	Freddie Mac	503,824
	6.00% August 1, 2037
111,855	Freddie Mac	119,480
	6.50% February 1, 2036
1,881,445	Freddie Mac †	1,955,949
	5.58% May 1, 2037
992,645	Freddie Mac	1,041,244
	5.50% June 1, 2036
4,958,718	Freddie Mac	5,134,804
	5.00% April 1, 2037
1,712,792	Freddie Mac	1,796,648
	5.50% August 1, 2036
6,340,406	Freddie Mac	6,645,512
	5.50% May 1, 2038
175,318	Freddie Mac	182,021
	4.50% July 1, 2021
688,406	Freddie Mac †	724,978
	5.92% July 1, 2036
263,317	Freddie Mac	278,721
	6.00% March 1, 2036
299,454	Freddie Mac	314,965
	5.00% March 1, 2022
387,907	Freddie Mac	395,707
	4.00% December 1, 2020
144,197	Freddie Mac	149,711
	4.50% April 1, 2021
236,673	Freddie Mac	250,888
	6.00% April 1, 2035
2,093,371	Freddie Mac	2,199,130
	5.50% August 1, 2035
408,087	Freddie Mac	414,549
	4.50% November 1, 2035
2,548,544	Freddie Mac	2,671,182
	5.50% August 1, 2038
554,738	Freddie Mac	594,235
	5.50% February 1, 2018
191,620	Freddie Mac	203,788
	6.00% November 1, 2033
		$51,107,388

Airlines --- 0.05%
100,000	Southwest Airlines Co	94,686
	7.38% March 1, 2027
		$94,686

Auto Parts & Equipment --- 0.08%
50,000	Affinia Group Inc ‡	53,750
	10.75% August 15, 2016
50,000	Cooper-Standard Automotive Inc §	7,500
	8.38% December 15, 2014
50,000	Tenneco Inc	46,875
	8.63% November 15, 2014
50,000	United Components Inc	40,125
	9.38% June 15, 2013
		$148,250

Automobiles --- 0.29%
300,000	DaimlerChrysler NA Holding Corp	305,821
	4.88% June 15, 2010
185,000	DaimlerChrysler NA Holding Corp	199,310
	6.50% November 15, 2013
100,000	Motors Liquidation Co § @	15,000
	7.40% September 1, 2025
		$520,131

Banks --- 1.17%
750,000	M&I Marshall & Ilsley Bank	747,465
	4.40% March 15, 2010
250,000	PNC Funding Corp	245,997
	5.63% February 1, 2017
250,000	US Bank NA	268,193
	4.95% October 30, 2014
700,000	Wachovia Bank NA	710,399
	4.80% November 1, 2014
200,000	Zions Bancorp	153,651
	5.50% November 16, 2015
		$2,125,705

Biotechnology --- 0.12%
200,000	Genentech Inc	215,781
	4.75% July 15, 2015
		$215,781

Broadcast/Media --- 2.44%
50,000	CCH II LLC/CCH II Capital Corp § @	56,250
	10.25% September 15, 2010
50,000	CCO Holdings LLC/CCO Holdings Capital Corp §	50,750
	8.75% November 15, 2013
350,000	Cox Communications Inc	375,979
	5.45% December 15, 2014
250,000	Cox Communications Inc	278,881
	7.13% October 1, 2012
100,000	EchoStar DBS Corp	97,250
	6.63% October 1, 2014
250,000	Grupo Televisa SA	247,514
	6.63% March 18, 2025
500,000	Historic TW Inc	553,179
	6.88% June 15, 2018
50,000	Interpublic Group of Cos Inc ‡	54,000
	10.00% July 15, 2017
75,000	Kabel Deutschland GmbH	78,937
	10.63% July 1, 2014
100,000	Lamar Media Corp	91,500
	6.63% August 15, 2015
53,437	Newport Television LLC/NTV Finance Corp ‡	18,436
	13.00% March 15, 2017
500,000	News America Holdings Inc	587,367
	9.25% February 1, 2013
55,581	Nexstar Broadcasting Inc	27,791
	7.00% January 15, 2014
19,000	Nexstar Broadcasting Inc ‡	9,500
	7.00% January 15, 2014
50,000	Regal Cinemas Corp ‡	51,750
	8.63% July 15, 2019
200,000	Time Warner Cable Inc	210,869
	5.85% May 1, 2017
250,000	Time Warner Cable Inc	307,982
	8.75% February 14, 2019
315,000	Time Warner Inc	334,909
	5.50% November 15, 2011
50,000	Time Warner Inc	53,438
	6.75% April 15, 2011
50,000	Truvo Subsidiary Corp ‡ ‡‡	13,563
	8.38% December 1, 2014
52,625	Umbrella Acquisition Inc * ‡	40,521
	9.75% March 15, 2015
50,000	Videotron Ltee ‡	54,125
	9.13% April 15, 2018
50,000	Videotron Ltee	47,750
	6.38% December 15, 2015
75,000	Visant Holding Corp	77,625
	10.25% December 1, 2013
275,000	Visant Holding Corp	279,813
	8.75% December 1, 2013
350,000	Walt Disney Co	374,658
	5.70% July 15, 2011
50,000	XM Satellite Radio Inc ‡	49,000
	13.00% August 1, 2013
		$4,423,337

Building Materials --- 0.08%
50,000	Nortek Inc	51,000
	10.00% December 1, 2013
50,000	Ply Gem Industries Inc	44,000
	11.75% June 15, 2013
50,000	USG Corp ‡	52,250
	9.75% August 1, 2014
		$147,250

Chemicals --- 1.38%
50,000	Airgas Inc ‡	51,563
	7.13% October 1, 2018
384,000	Albemarle Corp	365,483
	5.10% February 1, 2015
50,000	Ashland Inc ‡	53,500
	9.13% June 1, 2017
50,000	Chemtura Corp § @ ‡‡	52,500
	6.88% June 1, 2016
500,000	Dow Chemical Co	562,073
	8.55% May 15, 2019
325,000	EI du Pont de Nemours & Co	351,970
	5.00% January 15, 2013
50,000	Hexion US Finance Corp/Hexion Nova Scotia Finance ULC *	43,000
	9.75% November 15, 2014
75,000	Huntsman International LLC ‡	63,750
	5.50% June 30, 2016
50,000	Koppers Holdings Inc	50,125
	9.88% November 15, 2014
50,000	Nalco Co ‡	52,500
	8.25% May 15, 2017
100,000	Nalco Co	102,750
	8.88% November 15, 2013
250,000	Praxair Inc	269,320
	4.63% March 30, 2015
200,000	Rohm & Haas Co	199,282
	6.00% September 15, 2017
225,000	RPM International Inc	207,769
	6.50% February 15, 2018
75,000	Terra Capital Inc	78,188
	7.00% February 1, 2017
		$2,503,773

Commercial Mortgage Backed --- 6.68%
500,000	Banc of America Commercial Mortgage Inc †	444,389
	Series 2007-4 Class A4
	5.94% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,898,576
	Series 2007-1 Class A2
	5.38% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust †	2,519,365
	Series 2007-CD5 Class A4
	5.89% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,748,064
	Series 2007-CD4 Class A3
	5.29% December 11, 2049
450,000	Credit Suisse First Boston Mortgage Securities Corp †	449,920
	Series 2005-C6 Class A2FX
	5.21% December 15, 2040
1,200,000	Credit Suisse Mortgage Capital Certificates	1,175,511
	Series 2006-C4 Class AAB
	5.44% September 15, 2039
750,000	LB-UBS Commercial Mortgage Trust †	727,398
	Series 2008-C1 Class A2
	6.32% April 15, 2041
200,000	Merrill Lynch Mortgage Trust †	136,363
	Series MLMT2008-C1 Class AM
	6.46% February 12, 2051
200,000	Merrill Lynch Mortgage Trust	180,574
	Series MLMT 2008-C1 Class A2
	5.43% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust	980,546
	Series 2007-6 Class A2
	5.33% March 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust †	778,704
	Series 2007-6 Class A4
	5.49% March 12, 2051
750,000	Morgan Stanley Capital I †	658,242
	Series 2007-IQ15 Class A4
	6.08% June 11, 2049
440,000	Morgan Stanley Capital I	393,922
	Series 2006-IQ12 Class A4
	5.33% December 15, 2043
		$12,091,574

Communications - Equipment --- 0.46%
100,000	Cisco Systems Inc	110,115
	5.50% February 22, 2016
275,000	Cisco Systems Inc	289,862
	5.25% February 22, 2011
400,000	Harris Corp	428,206
	5.95% December 1, 2017
		$828,183

Computer Hardware & Systems --- 1.05%
75,000	Activant Solutions Inc	67,125
	9.50% May 1, 2016
500,000	Dell Inc	552,078
	7.10% April 15, 2028
150,000	Hewlett-Packard Co	168,875
	6.13% March 1, 2014
200,000	Hewlett-Packard Co	218,142
	5.40% March 1, 2017
175,000	Hewlett-Packard Co	188,710
	5.25% March 1, 2012
500,000	International Business Machines Corp	615,285
	7.63% October 15, 2018
100,000	Seagate Technology HDD Holdings	91,750
	6.80% October 1, 2016
		$1,901,965

Computer Software & Services --- 0.50%
100,000	BMC Software Inc	108,263
	7.25% June 1, 2018
75,000	CompuCom Systems Inc ‡	69,938
	12.50% October 1, 2015
100,000	Oracle Corp	115,913
	6.50% April 15, 2038
250,000	Oracle Corp	275,460
	5.75% April 15, 2018
50,000	SERENA Software Inc	47,250
	10.38% March 15, 2016
50,000	SS&C Technologies Inc	52,562
	11.75% December 1, 2013
50,000	SunGard Data Systems Inc ‡	53,000
	10.63% May 15, 2015
125,000	SunGard Data Systems Inc	127,500
	10.25% August 15, 2015
50,000	Terremark Worldwide Inc ‡	54,500
	12.00% June 15, 2017
		$904,386

Conglomerates --- 0.56%
850,000	General Electric Co	896,666
	5.00% February 1, 2013
110,000	Koninklijke Philips Electronics NV	118,366
	5.75% March 11, 2018
		$1,015,032

Containers --- 0.30%
50,000	Ball Corp	51,000
	7.13% September 1, 2016
50,000	Berry Plastics Corp	47,625
	8.88% September 15, 2014
100,000	Crown Americas Inc/Crown Americas Capital Corp	101,750
	7.75% November 15, 2015
125,000	Graphic Packaging International Inc	128,750
	9.50% August 15, 2013
50,000	Greif Inc ‡	51,500
	7.75% August 1, 2019
50,000	Rock-Tenn Co	53,500
	9.25% March 15, 2016
50,000	Sealed Air Corp ‡	52,725
	7.88% June 15, 2017
50,000	Solo Cup Co ‡	53,000
	10.50% November 1, 2013
		$539,850

Distributors --- 0.19%
50,000	Baker & Taylor Inc ‡	19,875
	11.50% July 1, 2013
50,000	Interline Brands Inc	49,000
	8.13% June 15, 2014
50,000	Nebraska Book Co Inc ‡	49,750
	10.00% December 1, 2011
75,000	Nebraska Book Co Inc	65,813
	8.63% March 15, 2012
100,000	SGS International Inc	88,500
	12.00% December 15, 2013
75,000	VWR Funding Inc	68,437
	10.25% July 15, 2015
		$341,375

Electric Companies --- 2.76%
250,000	Cleveland Electric Illuminating Co	241,840
	5.95% December 15, 2036
450,000	Commonwealth Edison Co	486,147
	5.80% March 15, 2018
300,000	Consolidated Edison Co of New York	322,171
	5.50% September 15, 2016
300,000	Duke Energy Indiana Inc	330,072
	6.05% June 15, 2016
100,000	Edison Mission Energy	83,500
	7.00% May 15, 2017
500,000	Exelon Generation Co LLC	528,886
	5.35% January 15, 2014
250,000	FirstEnergy Solutions Corp ‡	258,341
	6.05% August 15, 2021
300,000	FPL Group Capital Inc	323,377
	5.35% June 15, 2013
300,000	MidAmerican Energy Co	318,914
	4.65% October 1, 2014
200,000	Northern States Power Co	214,604
	5.25% March 1, 2018
500,000	Pacific Gas & Electric Co	517,565
	4.20% March 1, 2011
125,000	PPL Energy Supply LLC	117,832
	6.00% December 15, 2036
350,000	PSE&G Power LLC	378,141
	7.75% April 15, 2011
200,000	Texas Competitive Electric Holdings Co LLC	144,000
	10.25% November 1, 2015
200,000	Union Electric Co	214,999
	6.00% April 1, 2018
200,000	Virginia Electric & Power Co	216,708
	5.10% November 30, 2012
300,000	Westar Energy Inc	293,088
	5.88% July 15, 2036
		$4,990,185

Electronic Instruments & Equipment --- 0.49%
75,000	Belden Inc	71,344
	7.00% March 15, 2017
90,000	Emerson Electric Co	95,231
	4.88% October 15, 2019
200,000	Emerson Electric Co	217,151
	5.75% November 1, 2011
33,623	FPL Energy National Wind Portfolio LLC ‡	30,681
	6.13% March 25, 2019
100,000	General Cable Corp	98,000
	7.13% April 1, 2017
120,000	Hubbell Inc	125,264
	5.95% June 1, 2018
185,000	Roper Industries Inc	199,263
	6.63% August 15, 2013
50,000	Sensus USA Inc	49,500
	8.63% December 15, 2013
		$886,434

Electronics - Semiconductor --- 0.21%
50,000	Freescale Semiconductor Inc	38,250
	8.88% December 15, 2014
52,468	Freescale Semiconductor Inc	36,203
	9.13% December 15, 2014
300,000	KLA-Tencor Corp	313,580
	6.90% May 1, 2018
		$388,033

Engineering & Construction --- 0.15%
75,000	Esco Corp † ‡	67,500
	4.17% December 15, 2013
200,000	Voto-Votorantim Overseas Trading Operations NV ‡	199,250
	6.63% September 25, 2019
		$266,750

Financial Services --- 2.84%
250,000	Bank of America Corp	258,360
	5.38% June 15, 2014
400,000	BlackRock Inc	432,668
	6.25% September 15, 2017
500,000	Boeing Capital Corp	550,641
	6.50% February 15, 2012
150,000	Citigroup Inc	148,287
	5.13% May 5, 2014
325,000	Eaton Vance Corp	351,008
	6.50% October 2, 2017
300,000	General Electric Capital Corp	309,206
	4.88% March 4, 2015
192,000	GMAC LLC ‡	181,440
	6.88% September 15, 2011
88,000	GMAC LLC ‡	81,840
	7.00% February 1, 2012
50,000	GMAC LLC ‡	40,250
	8.00% November 1, 2031
200,000	International Lease Finance Corp	187,539
	4.88% September 1, 2010
250,000	Invesco Ltd	255,275
	5.63% April 17, 2012
50,000	Janus Capital Group Inc	49,680
	6.25% June 15, 2012
50,000	Janus Capital Group Inc	47,579
	6.70% June 15, 2017
500,000	JPMorgan Chase & Co	536,662
	6.00% January 15, 2018
400,000	National Rural Utilities Cooperative Finance Corp	423,007
	5.45% February 1, 2018
125,000	Nuveen Investments Inc ‡	108,125
	10.50% November 15, 2015
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp *	51,062
	10.63% April 1, 2017
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp	50,750
	9.25% April 1, 2015
250,000	State Street Corp	262,674
	4.30% May 30, 2014
200,000	Textron Financial Corp	196,380
	5.40% April 28, 2013
250,000	Textron Financial Corp † ‡	162,812
	6.00% February 15, 2067
500,000	ZFS Finance USA Trust I † ‡	450,000
	6.15% December 15, 2065
		$5,135,245

Food & Beverages --- 2.68%
50,000	B&G Foods Inc	50,625
	8.00% October 1, 2011
1,825	B&G Foods Inc	14,746
	12.00% October 30, 2016
500,000	Bacardi Ltd ‡	564,325
	7.45% April 1, 2014
450,000	Bottling Group LLC	491,711
	5.50% April 1, 2016
100,000	Coca-Cola Co	105,535
	4.88% March 15, 2019
75,000	Constellation Brands Inc	74,625
	7.25% May 15, 2017
400,000	Costco Wholesale Corp	434,181
	5.30% March 15, 2012
100,000	Dean Foods Co	95,250
	7.00% June 1, 2016
50,000	Del Monte Corp ‡	50,500
	7.50% October 15, 2019
75,000	Del Monte Corp	77,063
	8.63% December 15, 2012
220,000	General Mills Inc	239,374
	5.70% February 15, 2017
300,000	Kellogg Co	315,077
	4.25% March 6, 2013
250,000	Kraft Foods Inc	263,299
	5.25% October 1, 2013
400,000	Kraft Foods Inc	434,976
	6.25% June 1, 2012
75,000	Kroger Co	89,292
	6.90% April 15, 2038
225,000	Kroger Co	237,348
	5.00% April 15, 2013
50,000	M-Foods Holdings Inc ‡	51,375
	9.75% October 1, 2013
100,000	Michael Foods Inc	101,500
	8.00% November 15, 2013
250,000	PepsiCo Inc	269,175
	4.65% February 15, 2013
50,000	Pilgrim's Pride Corp § @	54,875
	8.38% May 1, 2017
75,000	Reddy Ice Holdings Inc	57,563
	10.50% November 1, 2012
50,000	Smithfield Foods Inc ‡	52,500
	10.00% July 15, 2014
50,000	Smithfield Foods Inc	41,125
	7.75% July 1, 2017
50,000	SUPERVALU Inc	51,750
	8.00% May 1, 2016
200,000	Sysco Corp	208,093
	4.20% February 12, 2013
50,000	Tyson Foods Inc	56,625
	10.50% March 1, 2014
225,000	Wal-Mart Stores Inc	256,062
	6.20% April 15, 2038
100,000	Wal-Mart Stores Inc	106,568
	4.25% April 15, 2013
		$4,845,138

Foreign Banks --- 0.05%
100,000	BBVA Bancomer SA †	97,500
	5.38% July 22, 2015
		$97,500

Foreign Governments --- 2.83%
100,000	Banco Nacional de Desenvolvimento Economico e Social ‡	106,250
	6.50% June 10, 2019
501,270	Government of Argentina	338,357
	8.28% December 31, 2033
150,000	Government of Brazil	161,250
	5.88% January 15, 2019
160,000	Government of Brazil	210,960
	8.25% January 20, 2034
200,000	Government of Colombia	229,200
	7.38% January 27, 2017
100,000	Government of Indonesia ‡	140,750
	11.63% March 4, 2019
300,000	Government of Indonesia	292,716
	6.63% February 17, 2037
250,000	Government of Mexico	267,500
	5.88% February 17, 2014
301,000	Government of Mexico	331,100
	6.75% September 27, 2034
500,000	Government of Mexico	525,000
	5.95% March 19, 2019
100,000	Government of Panama	110,500
	6.70% January 26, 2036
100,000	Government of Panama	114,250
	7.25% March 15, 2015
100,000	Government of Peru	108,500
	6.55% March 14, 2037
100,000	Government of Poland	112,000
	6.38% July 15, 2019
921,200	Government of Russia	1,000,055
	7.50% March 31, 2030
100,000	Government of South Africa	111,500
	6.88% May 27, 2019
100,000	Government of Turkey	107,690
	7.00% September 26, 2016
150,000	Government of Turkey	162,945
	7.38% February 5, 2025
100,000	Government of Turkey	100,000
	6.88% March 17, 2036
200,000	Government of Uruguay	211,000
	7.63% March 21, 2036
250,000	Government of Venezuela	192,500
	9.38% January 13, 2034
300,000	Government of Venezuela	198,750
	7.65% April 21, 2025
		$5,132,773

Gold, Metals & Mining --- 1.33%
200,000	Alcoa Inc	194,149
	5.55% February 1, 2017
315,000	ArcelorMittal	310,324
	6.13% June 1, 2018
250,000	Barrick Gold Corp	292,684
	6.95% April 1, 2019
250,000	BHP Billiton Finance USA Ltd	269,990
	5.25% December 15, 2015
500,000	BHP Billiton Finance USA Ltd	533,260
	4.80% April 15, 2013
50,000	Compass Minerals International Inc ‡	50,562
	8.00% June 1, 2019
100,000	CSN Islands XI Corp ‡	101,250
	6.88% September 21, 2019
300,000	Newmont Mining Corp	293,791
	5.88% April 1, 2035
100,000	Rio Tinto Finance USA Ltd	107,743
	5.88% July 15, 2013
100,000	Rio Tinto Finance USA Ltd	107,534
	6.50% July 15, 2018
50,000	Teck Resources Ltd	58,125
	10.75% May 15, 2019
75,000	Teck Resources Ltd	84,750
	10.25% May 15, 2016
		$2,404,162

Health Care Related --- 1.25%
400,000	Aetna Inc	421,252
	5.75% June 15, 2011
75,000	AMR HoldCo Inc/EmCare HoldCo Inc	79,313
	10.00% February 15, 2015
50,000	Bausch & Lomb Inc	52,375
	9.88% November 1, 2015
225,000	CIGNA Corp	225,611
	6.35% March 15, 2018
50,000	CRC Health Corp	35,000
	10.75% February 1, 2016
50,000	HCA Inc ‡	50,187
	7.88% February 15, 2020
50,000	HCA Inc ‡	52,250
	8.50% April 15, 2019
287,000	HCA Inc	298,480
	9.63% November 15, 2016
50,000	National Mentor Holdings Inc	47,625
	11.25% July 1, 2014
75,000	Omnicare Inc	72,000
	6.88% December 15, 2015
50,000	Psychiatric Solutions Inc ‡	47,000
	7.75% July 15, 2015
200,000	Quest Diagnostics Inc	217,497
	6.40% July 1, 2017
75,000	United Surgical Partners International Inc	71,250
	9.25% May 1, 2017
400,000	UnitedHealth Group Inc	420,338
	6.00% February 15, 2018
100,000	Vanguard Health Holding Co II LLC	102,000
	9.00% October 1, 2014
75,000	Viant Holdings Inc ‡	71,250
	10.13% July 15, 2017
		$2,263,428

Hotels/Motels --- 0.13%
50,000	Royal Caribbean Cruises Ltd	46,250
	7.25% June 15, 2016
50,000	Royal Caribbean Cruises Ltd	47,625
	7.00% June 15, 2013
150,000	Wyndham Worldwide Corp	135,048
	6.00% December 1, 2016
		$228,923

Household Goods --- 0.26%
75,000	Central Garden & Pet Co	75,844
	9.13% February 1, 2013
100,000	Jarden Corp *	97,250
	7.50% May 1, 2017
50,000	Sealy Mattress Co ‡	55,125
	10.88% April 15, 2016
50,000	Sealy Mattress Co	46,250
	8.25% June 15, 2014
200,000	Whirlpool Corp	202,814
	5.50% March 1, 2013
		$477,283

Independent Power Producer --- 0.10%
50,000	Dynegy Holdings Inc	42,625
	7.75% June 1, 2019
150,000	NRG Energy Inc	145,125
	7.38% February 1, 2016
		$187,750

Insurance Related --- 2.19%
200,000	ACE INA Holdings Inc	216,443
	5.60% May 15, 2015
175,000	ACE INA Holdings Inc	188,765
	5.70% February 15, 2017
375,000	Allstate Corp	395,283
	5.00% August 15, 2014
500,000	AXA SA	519,900
	8.60% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	322,808
	4.85% January 15, 2015
210,000	Chubb Corp	230,349
	5.75% May 15, 2018
50,000	CNA Financial Corp	50,217
	6.00% August 15, 2011
100,000	Horace Mann Educators Corp	96,970
	6.85% April 15, 2016
300,000	Massachusetts Mutual Life Insurance Co ‡	367,660
	8.88% June 1, 2039
250,000	MetLife Inc	279,002
	6.75% June 1, 2016
100,000	MetLife Inc	111,300
	6.82% August 15, 2018
150,000	Nationwide Mutual Insurance Co ‡	159,848
	9.38% August 15, 2039
250,000	Pacific Life Corp ‡	230,330
	6.60% September 15, 2033
250,000	Pacific Life Global Funding ‡	261,438
	5.15% April 15, 2013
100,000	Prudential Financial Inc	102,950
	5.15% January 15, 2013
140,000	Prudential Financial Inc	142,963
	6.63% December 1, 2037
275,000	Travelers Cos Inc	297,256
	5.50% December 1, 2015
		$3,973,482

Investment Bank/Brokerage Firm --- 2.29%
525,000	Bear Stearns Cos Inc	599,572
	7.25% February 1, 2018
125,000	Bear Stearns Cos Inc	133,886
	5.70% November 15, 2014
200,000	FMR LLC ‡	221,902
	7.57% June 15, 2029
450,000	Goldman Sachs Group Inc	473,361
	6.15% April 1, 2018
200,000	Goldman Sachs Group Inc	212,323
	5.25% October 15, 2013
250,000	Jefferies Group Inc	264,592
	8.50% July 15, 2019
500,000	Merrill Lynch & Co Inc	533,243
	6.05% August 15, 2012
550,000	Morgan Stanley	545,941
	4.75% April 1, 2014
100,000	Morgan Stanley	105,897
	6.00% April 28, 2015
200,000	Morgan Stanley	211,485
	6.63% April 1, 2018
300,000	Raymond James Financial Inc	331,280
	8.60% August 15, 2019
500,000	Xstrata Finance Canada Ltd ‡	519,978
	5.50% November 16, 2011
		$4,153,460

Leisure & Entertainment --- 0.62%
50,000	American Casino & Entertainment Properties LLC ‡	44,500
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc ‡	103,755
	9.25% June 1, 2014
75,000	Cinemark USA Inc ‡	77,531
	8.63% June 15, 2019
50,000	Fontainebleau Las Vegas Holdings LLC ‡ § @	1,375
	10.25% June 15, 2015
50,000	Great Canadian Gaming Corp ‡	47,500
	7.25% February 15, 2015
50,000	Harrahs Operating Escrow LLC/Harrah's Escrow Corp ‡	51,375
	11.25% June 1, 2017
50,000	Harrah's Operating Inc ‡	50,500
	11.25% June 1, 2017
50,000	Herbst Gaming Inc § @ ‡‡	2,000
	7.00% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp ‡ § @ ‡‡ ~	0
	0.00% April 1, 2012
75,000	Indianapolis Downs LLC & Capital Corp * ‡	44,250
	11.00% November 1, 2012
50,000	Jacobs Entertainment Inc	45,563
	9.75% June 15, 2014
50,000	MGM MIRAGE ‡	57,250
	13.00% November 15, 2013
50,000	MGM MIRAGE ‡	54,625
	11.13% November 15, 2017
50,000	MGM MIRAGE	46,250
	8.38% February 1, 2011
75,000	MGM MIRAGE	58,875
	5.88% February 27, 2014
50,000	Peninsula Gaming LLC ‡	50,250
	10.75% August 15, 2017
50,000	Peninsula Gaming LLC ‡	50,000
	8.38% August 15, 2015
50,000	Penn National Gaming Inc ‡	50,125
	8.75% August 15, 2019
50,000	Penn National Gaming Inc	47,875
	6.75% March 1, 2015
50,000	San Pasqual Casino ‡	48,250
	8.00% September 15, 2013
50,000	Seminole Hard Rock Entertainment Inc † ‡	40,250
	2.80% March 15, 2014
50,000	Shingle Springs Tribal Gaming Authority ‡	36,000
	9.38% June 15, 2015
50,000	Tunica Biloxi Gaming Authority ‡	45,000
	9.00% November 15, 2015
75,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp *	72,375
	6.63% December 1, 2014
		$1,125,474

Machinery --- 0.86%
350,000	Caterpillar Inc	401,795
	7.00% December 15, 2013
320,000	Dover Corp	346,055
	5.45% March 15, 2018
200,000	Harsco Corp	207,405
	5.75% May 15, 2018
240,000	Ingersoll-Rand Global Holding Co Ltd	257,485
	6.88% August 15, 2018
50,000	Mueller Water Products Inc	43,563
	7.38% June 1, 2017
50,000	SPX Corp	50,375
	7.63% December 15, 2014
250,000	Timken Co	259,714
	6.00% September 15, 2014
		$1,566,392

Manufacturing --- 0.13%
32,000	SMART Modular Technologies Inc †	29,120
	5.79% April 1, 2012
200,000	Tyco Electronics Group SA	208,233
	5.95% January 15, 2014
		$237,353

Medical Products --- 0.30%
50,000	Accellent Inc	47,750
	10.50% December 1, 2013
150,000	Biomet Inc	163,500
	11.63% October 15, 2017
145,000	Covidien International Finance SA	157,862
	5.45% October 15, 2012
50,000	Inverness Medical Innovations Inc	48,250
	7.88% February 1, 2016
50,000	Inverness Medical Innovations Inc	49,688
	9.00% May 15, 2016
75,000	Universal Hospital Services Inc	73,500
	8.50% June 1, 2015
		$540,550

Miscellaneous --- 0.50%
50,000	ALH Finance LLC/ALH Finance Corp	47,500
	8.50% January 15, 2013
50,000	American Achievement Corp ‡	49,750
	8.25% April 1, 2012
150,000	ARAMARK Corp	151,313
	8.50% February 1, 2015
50,000	Ceridian Corp	44,812
	11.25% November 15, 2015
50,000	Global Cash Access Inc/Global Cash Finance Corp	49,500
	8.75% March 15, 2012
250,000	Hutchison Whampoa International Ltd ‡	282,817
	7.63% April 9, 2019
75,000	Kansas City Southern Railway	76,500
	8.00% June 1, 2015
100,000	Rainbow National Services LLC ‡	105,250
	10.38% September 1, 2014
50,000	School Specialty Inc	48,750
	3.75% August 1, 2023
50,000	Stena AB	46,375
	7.50% November 1, 2013
		$902,567

Office Equipment & Supplies --- 0.06%
50,000	Acco Brands Corp ‡	52,250
	10.63% March 15, 2015
50,000	Interface Inc ‡	54,250
	11.38% November 1, 2013
		$106,500

Oil & Gas --- 3.57%
300,000	Anadarko Petroleum Corp	317,868
	5.95% September 15, 2016
50,000	BASiC Energy Services Inc	39,250
	7.13% April 15, 2016
400,000	Canadian Natural Resources Ltd	402,652
	5.85% February 1, 2035
200,000	Chesapeake Energy Corp	189,500
	6.88% January 15, 2016
50,000	Compagnie Generale de Geophysique-Veritas	49,625
	7.75% May 15, 2017
130,000	Conoco Funding Co	156,393
	7.25% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	542,981
	5.50% April 15, 2013
300,000	Consolidated Natural Gas Co	317,850
	5.00% December 1, 2014
50,000	Ecopetrol SA ‡	54,750
	7.63% July 23, 2019
50,000	El Paso Corp	45,856
	7.80% August 1, 2031
155,000	Enbridge Inc	164,634
	5.60% April 1, 2017
50,000	Forest Oil Corp	46,750
	7.25% June 15, 2019
100,000	Gaz Capital for Gazprom	109,210
	8.63% April 28, 2034
50,000	Hilcorp Energy I LP/Hilcorp Finance Co ‡	47,250
	7.75% November 1, 2015
100,000	Holly Energy Partners LP	91,500
	6.25% March 1, 2015
150,000	Husky Energy Inc	158,866
	6.15% June 15, 2019
600,000	Husky Oil Ltd	676,838
	7.55% November 15, 2016
200,000	Kinder Morgan Energy Partners LP	209,224
	5.95% February 15, 2018
250,000	Kinder Morgan Energy Partners LP	269,353
	5.85% September 15, 2012
50,000	Linn Energy LLC ‡	53,875
	11.75% May 15, 2017
100,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp	99,500
	8.75% April 15, 2018
100,000	Morgan Stanley Bank AG for OAO Gazprom	111,510
	9.63% March 1, 2013
200,000	PEMEX Project Funding Master Trust	213,000
	9.13% October 13, 2010
100,000	Petrobras International Finance Co	115,375
	7.88% March 15, 2019
200,000	Petroleos Mexicanos ‡	197,500
	4.88% March 15, 2015
75,000	Plains Exploration & Production Co	74,438
	7.75% June 15, 2015
111,125	Qatar Petroleum ‡	114,291
	5.58% May 30, 2011
50,000	Regency Energy Partners LP/Regency Energy Finance Corp ‡	52,000
	9.38% June 1, 2016
50,000	Regency Energy Partners LP/Regency Energy Finance Corp	50,500
	8.38% December 15, 2013
50,000	SandRidge Energy Inc ‡	48,125
	8.00% June 1, 2018
250,000	Spectra Energy Capital LLC	268,001
	6.25% February 15, 2013
150,000	Valero Energy Corp	174,791
	9.38% March 15, 2019
50,000	Valero Energy Corp	53,811
	6.88% April 15, 2012
150,000	Valero Energy Corp	149,188
	7.50% April 15, 2032
50,000	Valero Energy Corp	48,953
	4.75% April 1, 2014
100,000	Weatherford International Ltd	103,611
	6.00% March 15, 2018
40,000	Weatherford International Ltd	43,123
	7.00% March 15, 2038
155,000	XTO Energy Inc	167,326
	6.25% August 1, 2017
300,000	XTO Energy Inc	319,133
	6.38% June 15, 2038
105,000	XTO Energy Inc	116,805
	6.75% August 1, 2037
		$6,465,206

Paper & Forest Products --- 0.52%
50,000	Clearwater Paper Corp ‡	54,063
	10.63% June 15, 2016
125,000	Georgia-Pacific LLC ‡	129,687
	8.25% May 1, 2016
250,000	International Paper Co	264,891
	7.50% August 15, 2021
50,000	NewPage Corp ‡	49,125
	11.38% December 31, 2014
50,000	NewPage Corp	23,375
	12.00% May 1, 2013
100,000	PE Paper Escrow GmbH ‡	108,000
	12.00% August 1, 2014
50,000	Verso Paper Holdings LLC/Verso Paper Inc * ‡	51,250
	11.50% July 1, 2014
300,000	Weyerhaeuser Co	265,734
	7.38% March 15, 2032
		$946,125

Personal Loans --- 1.43%
400,000	American Express Credit Corp	424,110
	5.88% May 2, 2013
350,000	American Honda Finance Corp ‡	356,757
	4.63% April 2, 2013
250,000	Capital One Bank USA NA	288,990
	8.80% July 15, 2019
250,000	Capital One Financial Corp	279,003
	7.38% May 23, 2014
75,000	Ford Motor Credit Co LLC	69,582
	8.00% December 15, 2016
250,000	Ford Motor Credit Co LLC	253,549
	9.88% August 10, 2011
500,000	HSBC Finance Capital Trust IX †	375,000
	7.55% November 30, 2035
200,000	HSBC Finance Corp	216,053
	7.00% May 15, 2012
320,000	HSBC Finance Corp	324,626
	4.75% April 15, 2010
		$2,587,670

Pharmaceuticals --- 0.48%
350,000	Abbott Laboratories	382,163
	5.15% November 30, 2012
300,000	Eli Lilly & Co	323,881
	5.20% March 15, 2017
150,000	Pharmacia Corp	171,934
	6.50% December 1, 2018
		$877,978

Pollution Control --- 0.44%
50,000	Aleris International Inc § @	50
	9.00% December 15, 2014
750,000	Republic Services Inc	789,055
	6.75% August 15, 2011
		$789,105

Printing & Publishing --- 0.13%
100,000	Dex Media Inc §	17,000
	9.00% November 15, 2013
100,000	Dex Media West LLC/Dex Media West Finance Co §	18,000
	9.88% August 15, 2013
50,000	Idearc Inc § @	2,250
	8.00% November 15, 2016
100,000	MediMedia USA Inc ‡	72,000
	11.38% November 15, 2014
75,000	Nielsen Finance LLC/Nielsen Finance Co	78,750
	11.50% May 1, 2016
50,000	Nielsen Finance LLC/Nielsen Finance Co	52,750
	11.63% February 1, 2014
75,000	Reader's Digest Association Inc §	1,125
	9.00% February 15, 2017
		$241,875

Railroads --- 0.74%
375,000	Burlington Northern Santa Fe Corp	393,877
	4.88% January 15, 2015
400,000	Norfolk Southern Corp	426,787
	6.75% February 15, 2011
500,000	Union Pacific Corp	526,910
	4.88% January 15, 2015
		$1,347,574

Real Estate --- 0.47%
300,000	AMB Property LP	291,768
	6.30% June 1, 2013
250,000	AvalonBay Communities Inc	255,329
	5.70% March 15, 2017
50,000	Host Hotels & Resorts LP	49,375
	7.13% November 1, 2013
50,000	Host Hotels & Resorts LP	48,875
	6.88% November 1, 2014
100,000	Simon Property Group LP	100,757
	6.13% May 30, 2018
100,000	Ventas Realty LP/Ventas Capital Corp	97,000
	6.50% June 1, 2016
		$843,104

Restaurants --- 0.07%
50,000	Dave & Buster's Inc	50,125
	11.25% March 15, 2014
75,000	NPC International Inc	75,000
	9.50% May 1, 2014
		$125,125

Retail --- 0.76%
175,000	Best Buy Co Inc	187,479
	6.75% July 15, 2013
100,000	CVS Caremark Corp	107,051
	5.75% June 1, 2017
75,000	Dollar General Corp	84,375
	11.88% July 15, 2017
75,000	General Nutrition Centers Inc †	66,375
	5.18% March 15, 2014
100,000	Inergy LP/Inergy Finance Corp	95,500
	6.88% December 15, 2014
200,000	JC Penney Corp Inc	186,000
	5.75% February 15, 2018
50,000	Limited Brands Inc ‡	52,307
	8.50% June 15, 2019
75,000	Macy's Retail Holdings Inc	59,165
	6.90% April 1, 2029
50,000	QVC Inc ‡	50,062
	7.50% October 1, 2019
75,000	Sally Holdings LLC/Sally Capital Inc *	78,187
	10.50% November 15, 2016
300,000	Target Corp	327,297
	5.88% March 1, 2012
75,000	Toys R Us Property Co I LLC ‡	80,625
	10.75% July 15, 2017
		$1,374,423

Specialized Services --- 0.88%
50,000	AAC Group Holding Corp ‡	48,000
	10.25% October 1, 2012
75,000	Altegrity Inc ‡	63,375
	10.50% November 1, 2015
300,000	Capital One Capital IV †	228,000
	6.75% February 17, 2037
175,000	Capital One Capital V	193,379
	10.25% August 15, 2039
75,000	CEVA Group PLC ‡	66,750
	10.00% September 1, 2014
100,000	Education Management LLC/Education Management Finance Corp	111,000
	10.25% June 1, 2016
75,000	Foxco Acquisition Sub LLC/Foxco Acquisition Finance Corp ‡	47,625
	13.38% July 15, 2016
100,000	KAR Holdings Inc	100,500
	10.00% May 1, 2015
100,000	Knowledge Learning Corp ‡	96,500
	7.75% February 1, 2015
75,000	Lender Processing Services Inc	78,000
	8.13% July 1, 2016
50,000	NBC Acquisition Corp	29,000
	11.00% March 15, 2013
50,000	Petroplus Finance Ltd ‡	45,500
	7.00% May 1, 2017
50,000	R H Donnelley Corp § @	2,875
	6.88% January 15, 2013
75,000	Reliance Intermediate Holdings LP ‡	74,062
	9.50% December 15, 2019
75,000	RSC Equipment Rental Inc ‡	80,625
	10.00% July 15, 2017
50,000	Southern Star Central Corp	47,750
	6.75% March 1, 2016
50,000	Spectrum Brands Inc §	47,500
	12.00% August 28, 2019
50,000	Stream Global Services Inc ‡	47,750
	11.25% October 1, 2014
100,000	Universal City Development Partners Ltd/UCDP Finance Inc	100,750
	11.75% April 1, 2010
100,000	Yankee Acquisition Corp *	91,750
	9.75% February 15, 2017
		$1,600,691

Supranationals --- 0.16%
250,000	Corporacion Andina de Fomento	290,317
	8.13% June 4, 2019
		$290,317

Telephone & Telecommunications --- 3.76%
250,000	America Movil SAB de CV	263,317
	5.75% January 15, 2015
540,000	AT&T Inc	582,211
	5.10% September 15, 2014
450,000	AT&T Inc	509,831
	6.70% November 15, 2013
300,000	AT&T Wireless Services Inc	397,398
	8.75% March 1, 2031
50,000	CC Holdings GS V LLC/Crown Castle GS III Corp ‡	51,750
	7.75% May 1, 2017
100,000	Centennial Cellular Operating Co/Centennial Communications Corp	103,000
	10.13% June 15, 2013
250,000	CenturyTel Inc	250,744
	6.15% September 15, 2019
300,000	Deutsche Telekom International Finance BV	314,967
	4.88% July 8, 2014
100,000	Digicel Group Ltd ‡	111,500
	12.00% April 1, 2014
104,000	Digicel Group Ltd ‡	97,240
	9.13% January 15, 2015
250,000	Embarq Corp	271,100
	6.74% June 1, 2013
250,000	Intelsat Intermediate Holding Co Ltd **	249,375
	Step Bond 0% - 9.50%
	8.82% February 1, 2010
100,000	Intelsat Jackson Holdings Ltd	107,000
	11.25% June 15, 2016
125,000	MetroPCS Wireless Inc	127,812
	9.25% November 1, 2014
100,000	Nextel Communications Inc	89,750
	7.38% August 1, 2015
75,000	Qwest Corp	78,937
	8.88% March 15, 2012
350,000	Rogers Communications Inc	392,790
	6.80% August 15, 2018
50,000	SBA Telecommunications Inc ‡	51,125
	8.00% August 15, 2016
250,000	Sprint Capital Corp	223,750
	6.90% May 1, 2019
50,000	Sprint Nextel Corp	49,750
	8.38% August 15, 2017
280,000	Telecom Italia Capital SA	287,815
	4.88% October 1, 2010
250,000	Telefonica Emisiones SAU	272,285
	5.86% February 4, 2013
300,000	Telefonica Emisiones SAU	355,022
	7.05% June 20, 2036
575,000	Verizon Communications Inc	620,994
	6.10% April 15, 2018
200,000	Verizon Global Funding Corp	212,857
	7.25% December 1, 2010
50,000	Virgin Media Finance PLC	52,625
	9.50% August 15, 2016
150,000	Vodafone Group PLC	160,650
	5.35% February 27, 2012
200,000	Vodafone Group PLC	211,958
	5.63% February 27, 2017
75,000	West Corp	74,438
	11.00% October 15, 2016
125,000	West Corp	122,500
	9.50% October 15, 2014
100,000	Wind Acquisition Finance SA ‡	112,750
	11.75% July 15, 2017
		$6,807,241

Textiles --- 0.06%
100,000	Phillips-Van Heusen Corp	101,750
	8.13% May 1, 2013
		$101,750

Tobacco --- 0.48%
50,000	Alliance One International Inc ‡	51,625
	10.00% July 15, 2016
100,000	Altria Group Inc	122,196
	9.25% August 6, 2019
450,000	Philip Morris International Inc	478,987
	5.65% May 16, 2018
200,000	Reynolds American Inc	218,261
	7.75% June 1, 2018
		$871,069

Transportation --- 0.06%
50,000	Hertz Corp	52,000
	10.50% January 1, 2016
50,000	Hertz Corp	50,500
	8.88% January 1, 2014
		$102,500

U.S. Governments --- 10.64%
3,000,000	United States of America *	3,053,436
	2.63% June 30, 2014
5,000,000	United States of America	4,935,155
	2.63% April 30, 2016
2,500,000	United States of America	2,586,327
	4.25% May 15, 2039
1,500,000	United States of America	1,614,141
	4.50% May 15, 2038
7,000,000	United States of America	6,912,069
	1.88% April 30, 2014
150,000	United States of America	162,422
	4.13% May 15, 2015
		$19,263,550

Utilities --- 0.44%
100,000	AmeriGas Partners LP	97,500
	7.25% May 20, 2015
250,000	Sempra Energy	320,187
	9.80% February 15, 2019
350,000	Southern California Gas Co	384,314
	5.50% March 15, 2014
		$802,001

Whole Loan --- 0.50%
897,134	Wells Fargo Mortgage Backed Securities Trust	902,461
	Series 2003-18 Class A1
	5.50% December 25, 2033
		$902,461

TOTAL BONDS --- 94.16%		$170,532,775
(Cost $165,882,163)

PREFERRED STOCK

Shares		Value ($)

Financial Services --- 0.01%
43	Preferred Blocker Inc ‡	25,006

TOTAL PREFERRED STOCK --- 0.01%		$25,006
(Cost $10,750)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

8,656,000	Federal Farm Credit Bank	8,656,000
	0.01% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 4.78%		$8,656,000
(Cost $8,656,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,141,289	BNP Paribas Securities Corp	4,141,289
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 2.29%		$4,141,289
(Cost $4,141,289)

OTHER ASSETS & LIABILITIES --- (1.24%)		$(2,254,427)

TOTAL NET ASSETS --- 100%		$181,100,643
(Cost $178,690,202)
Legend

*	A portion or all of the security is on loan at September 30, 2009.
†	Represents the current interest rate for variable rate security.
‡
The Maxim Federated Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2009 were $9,824,831, $9,815,209 and 5.42%, respectively.

§	Security in default at September 30, 2009.
‡‡
The Maxim Federated Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2009 were $191,840, $68,068 and 0.04%, respectively.

**	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2009.
~	Security has no market value at September 30, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2		Level 3		Total
Assets
Bonds
Commercial mortgage-backed	$			$12,091,574	$		$12,091,574
Corporate				77,376,356		29,125	77,405,481
Foreign government				5,132,773			5,132,773
Residential mortgage-backed				52,009,849			52,009,849
U.S. government				23,602,781			23,602,781
Other debt				290,317			290,317
Preferred Stock
Financial services				25,006			25,006
Short-term investments		4,141,289		8,656,000			12,797,289
Total Assets		$4,141,289		$179,184,656		$29,125	$183,355,070
Liabilities
Other financial instruments*		1,094					1,094
Total Liabilities		$1,094	$		$		$1,094
Total		$4,140,195		$179,184,656		$29,125	$183,353,976

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of September 30, 2009.

As of September 30, 2009, the Maxim Federated Bond Portfolio had 30 open US 2 Year Treasury Note short futures contracts and 35 US Long Bond short futures contracts.  The contracts expire in December 2009 and the Portfolio has recorded unrealized depreciation of $44,063 and $133,711, respectively, for a total unrealized depreciation of $177,774.

At September 30, 2009, the U.S. Federal income tax cost basis was $178,700,440.  The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,634,511 and gross depreciation of securities in which there was an excess of tax cost over value of $2,979,881, resulting in net appreciation of $4,654,630.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.34%
945,100	Cobham PLC	3,303,289
		$3,303,289

Air Freight --- 3.26%
137,340	TNT NV	3,685,928
263,000	Yamato Holdings Co Ltd	4,321,561
		$8,007,489

Broadcast/Media --- 3.69%
935	Fuji Media Holdings Inc	1,531,165
10,640	Nippon Television Network Corp	1,529,059
127,710	Vivendi	3,951,691
238,653	WPP PLC	2,048,147
		$9,060,062

Building Materials --- 2.51%
167,370	Assa Abloy AB Class B	2,720,136
22,430	Geberit AG	3,445,775
		$6,165,911

Chemicals --- 2.26%
3,470	Givaudan SA	2,601,747
27,300	Shin-Etsu Chemical Co Ltd	1,678,783
66,859	Symrise AG	1,274,837
		$5,555,367

Communications - Equipment --- 1.29%
216,070	Nokia OYJ	3,177,686
		$3,177,686

Computer Hardware & Systems --- 0.84%
315,000	Fujitsu Ltd	2,059,879
		$2,059,879

Conglomerates --- 0.55%
450,865	Tomkins PLC	1,359,685
		$1,359,685

Cosmetics & Personal Care --- 1.12%
112,400	Kose Corp	2,742,227
		$2,742,227

Distributors --- 0.74%
179,800	Bunzl PLC	1,823,229
		$1,823,229

Electric Companies --- 1.31%
75,754	E.ON AG	3,212,583
		$3,212,583

Electronic Instruments & Equipment --- 3.31%
60,167	Halma PLC	208,948
107,600	Legrand SA	2,993,263
105,000	Omron Corp	1,981,507
260,840	Spectris PLC	2,947,227
		$8,130,945

Electronics - Semiconductor --- 2.52%
5,126	Samsung Electronics Co Ltd	3,545,672
241,430	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	2,646,073
		$6,191,745

Financial Services --- 1.04%
143,530	ING Groep NV	2,562,436
		$2,562,436

Food & Beverages --- 7.23%
9,380	Binggrae Co Ltd	341,923
156,240	Heineken NV	7,203,145
40,500	LAWSON Inc	1,881,413
169,881	Nestle SA	7,239,163
5,043	Nong Shim Co Ltd	1,089,279
		$17,754,923

Foreign Banks --- 9.91%
304,900	Bangkok Bank PCL	1,122,499
147,000	Chiba Bank Ltd	910,511
132,332	Credit Agricole SA	2,765,308
188,400	Dah Sing Financial Holdings Ltd	1,084,205
182,400	DnB NOR ASA	2,112,595
141,800	Fortis † *	0
149,000	Hachijuni Bank Ltd	829,945
471,270	HSBC Holdings PLC	5,391,171
152,000	Joyo Bank Ltd	746,750
174,600	Sapporo Hokuyo Holdings Inc	620,480
2,462,400	Siam City Bank PCL	1,709,898
96,990	SNS Reaal	781,756
75,500	Sumitomo Mitsui Financial Group Inc	2,632,596
489,445	UniCredit SpA	1,912,342
69,561	Unione di Banche Italiane SCPA	1,067,804
11,230	Van Lanschot NV	665,557
		$24,353,417

Household Goods --- 2.89%
287,400	Kao Corp	7,107,759
		$7,107,759

Insurance Related --- 5.80%
151,870	AEGON NV	1,289,215
9,600	Allianz SE	1,199,298
203,970	Catlin Group Ltd	1,144,829
12,109	Euler Hermes SA	1,038,380
220,422	Hiscox Ltd	1,214,273
279,830	Jardine Lloyd Thompson Group PLC	2,173,901
19,090	MunichRe AG	3,045,807
13,200	Zurich Financial Services AG	3,139,824
		$14,245,527

Investment Bank/Brokerage Firm --- 1.25%
594,000	Daiwa Securities Group Inc	3,063,800
		$3,063,800

Leisure & Entertainment --- 0.80%
83,300	Namco Bandai Holdings Inc	852,812
17,700	Sankyo Co Ltd	1,108,160
		$1,960,972

Machinery --- 0.78%
78,300	Glory Ltd	1,923,372
		$1,923,372

Manufacturing --- 0.82%
316,000	Venture Corp Ltd	2,016,711
		$2,016,711

Medical Products --- 1.66%
318,385	Smith & Nephew PLC	2,854,535
10,090	Synthes Inc	1,216,097
		$4,070,632

Office Equipment & Supplies --- 1.43%
267,500	Konica Minolta Holdings Inc	2,535,983
10,810	Neopost SA	970,173
		$3,506,156

Oil & Gas --- 5.00%
159	INPEX Holdings Inc	1,356,809
165,440	Royal Dutch Shell PLC	4,715,564
104,700	Total SA	6,221,235
		$12,293,608

Paper & Forest Products --- 0.82%
152,211	Smurfit Kappa Group PLC	1,200,564
67,930	UPM-Kymmene Oyj	815,128
		$2,015,692

Pharmaceuticals --- 10.48%
82,700	Daiichi Sankyo Co Ltd	1,707,158
291,210	GlaxoSmithKline PLC	5,724,418
14,300	Hisamitsu Pharmaceutical Co Inc	579,870
31,810	Merck KGaA	3,163,032
40,080	Roche Holding AG	6,478,240
110,240	Sanofi-Aventis SA	8,090,225
		$25,742,943

Printing & Publishing --- 1.50%
266,780	Reed Elsevier PLC	1,996,203
79,690	Wolters Kluwer NV	1,701,995
		$3,698,198

Real Estate --- 0.33%
47,810	Deutsche Wohnen AG	471,552
47,810	Deutsche Wohnen AG (rights) †	328,127
		$799,679

Retail --- 2.03%
143,450	Daiei Inc †	584,890
148,800	Esprit Holdings Ltd	998,394
57,190	USS Co Ltd	3,408,528
		$4,991,812

Specialized Services --- 1.74%
42,100	Benesse Holdings Inc	2,063,610
92,700	Nomura Research Institute Ltd	2,204,807
		$4,268,417

Telephone & Telecommunications --- 11.32%
26,550	America Movil SAB de CV ADR Series L	1,163,686
744,000	China Unicom Hong Kong Ltd	1,054,073
1,055	KDDI Corp	5,946,972
321,940	Koninklijke KPN NV	5,340,070
615,500	SmarTone Telecommunications Holding	474,925
182,430	Telefonica SA	5,033,537
85,890	Virgin Media Inc	1,195,589
3,388,142	Vodafone Group PLC	7,591,535
		$27,800,387

Textiles --- 0.85%
52,214	Compagnie Financiere Richemont SA	1,475,273
189,000	Sanyo Shokai Ltd	621,122
		$2,096,395

Tobacco --- 3.96%
166,300	British American Tobacco PLC	5,217,140
1,091	Japan Tobacco Inc	3,743,419
38,830	Swedish Match AB	779,792
		$9,740,351

TOTAL COMMON STOCK --- 96.38%		$236,803,284
(Cost $226,383,779)

PREFERRED STOCK

Shares		Value ($)

Household Goods --- 1.55%
88,450	Henkel AG & Co KGaA	3,807,948

TOTAL PREFERRED STOCK --- 1.55%		$3,807,948
(Cost $3,436,956)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,828,000	Federal Farm Credit Bank	4,828,000
	0.01% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.97%		$4,828,000
(Cost $4,828,000)

OTHER ASSETS & LIABILITIES --- 0.10%		$250,048

TOTAL NET ASSETS --- 100%		$245,689,280
(Cost $234,648,735)

Legend

ADR	American Depository Receipt
†	Non-income Producing Security
*	Security has no market value at September 30, 2009.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.

Description	Level 1	Level 2		Level 3		Total
Assets
Stock^	$240,611,232	$		$		$240,611,232
Short-term investments			4,828,000			4,828,000
Total	$240,611,232		$4,828,000		$-	$245,439,232

^Please see above Schedule of Investments for values in each industry.

At September 30, 2009, the U.S. Federal income tax cost basis was $238,575,743.  The Maxim MFS® International Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,175,625 and gross depreciation of securities in which there was an excess of tax cost over value of $6,312,136, resulting in net appreciation of $6,863,489.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2009
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Belgium	21	0.00%
Bermuda	2,834,027	1.15%
Finland	3,992,814	1.63%
France	26,030,275	10.62%
Germany	16,503,184	6.73%
Hong Kong	3,136,672	1.27%
Ireland	1,200,564	0.49%
Italy	2,980,146	1.21%
Japan	62,274,947	25.36%
Mexico	1,163,686	0.48%
Netherlands	23,230,102	9.46%
Norway	2,112,595	0.86%
Singapore	2,016,711	0.82%
South Korea	4,976,874	2.02%
Spain	5,033,537	2.05%
Sweden	3,499,928	1.43%
Switzerland	24,380,022	9.93%
Taiwan	2,646,073	1.08%
Thailand	2,832,397	1.16%
United Kingdom	47,354,971	19.29%
United States	7,239,686	2.96%
	245,439,232	100.00%

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.71%
57,204	Boeing Co	3,097,597
30,329	General Dynamics Corp	1,959,253
9,756	Goodrich Corp	530,141
58,594	Honeywell International Inc	2,176,767
14,336	ITT Corp	747,622
9,181	L-3 Communications Holdings Inc	737,418
25,334	Lockheed Martin Corp	1,978,079
24,967	Northrop Grumman Corp	1,292,042
11,033	Precision Castparts Corp	1,123,932
30,555	Raytheon Co	1,465,723
12,476	Rockwell Collins Inc	633,781
73,818	United Technologies Corp	4,497,731
		$20,240,086

Agriculture --- 0.20%
50,571	Archer-Daniels-Midland Co	1,477,685
		$1,477,685

Air Freight --- 1.02%
13,356	CH Robinson Worldwide Inc	771,309
16,727	Expeditors International of Washington Inc	587,954
24,526	FedEx Corp	1,844,846
77,989	United Parcel Service Inc Class B	4,404,039
		$7,608,148

Airlines --- 0.08%
58,354	Southwest Airlines Co	560,198
		$560,198

Auto Parts & Equipment --- 0.20%
19,048	Goodyear Tire & Rubber Co *	324,387
46,810	Johnson Controls Inc	1,196,464
		$1,520,851

Automobiles --- 0.30%
253,505	Ford Motor Co *	1,827,771
18,468	Harley-Davidson Inc	424,764
		$2,252,535

Banks --- 2.80%
53,551	BB&T Corp	1,458,729
11,903	Comerica Inc	353,162
62,131	Fifth Third Bancorp	629,387
17,199	First Horizon National Corp	227,543
42,820	Huntington Bancshares Inc	201,682
68,223	KeyCorp	443,449
6,444	M&T Bank Corp †	401,590
27,753	Marshall & Ilsley Corp	223,967
36,257	PNC Financial Services Group Inc	1,761,728
90,983	Regions Financial Corp	565,004
38,984	SunTrust Banks Inc	879,089
149,489	US Bancorp	3,267,830
366,760	Wells Fargo & Co ~	10,335,297
9,082	Zions Bancorp	163,204
		$20,911,661

Biotechnology --- 2.12%
79,746	Amgen Inc *	4,803,102
22,730	Biogen Idec Inc *	1,148,320
36,258	Celgene Corp *	2,026,822
5,816	Cephalon Inc *	338,724
21,250	Genzyme Corp *	1,205,512
70,921	Gilead Sciences Inc *	3,303,500
13,759	Life Technologies Corp *	640,481
4,367	Millipore Corp *	307,131
9,183	PerkinElmer Inc	176,681
32,048	Thermo Fisher Scientific Inc *	1,399,536
7,594	Waters Corp *	424,201
		$15,774,010

Broadcast/Media --- 2.44%
53,523	CBS Corp Class B	644,952
225,104	Comcast Corp Class A	3,802,006
35,548	DIRECTV Group Inc * †	980,414
37,683	Interpublic Group of Cos Inc *	283,376
176,518	News Corp Class A	2,116,451
24,486	Omnicom Group Inc	904,513
7,126	Scripps Networks Interactive Inc	263,306
27,754	Time Warner Cable Inc	1,195,920
93,019	Time Warner Inc	2,677,087
47,770	Viacom Inc Class B *	1,339,471
146,259	Walt Disney Co	4,016,272
		$18,223,768

Building Materials --- 0.05%
28,302	Masco Corp	365,662
		$365,662

Chemicals --- 1.99%
16,529	Air Products & Chemicals Inc	1,282,320
6,429	Airgas Inc	310,971
3,813	CF Industries Holdings Inc	328,795
90,007	Dow Chemical Co	2,346,482
5,722	Eastman Chemical Co	306,356
18,301	Ecolab Inc	846,055
71,176	EI du Pont de Nemours & Co	2,287,597
5,618	FMC Corp	316,012
6,199	International Flavors & Fragrances Inc	235,128
42,990	Monsanto Co	3,327,426
12,958	PPG Industries Inc	754,285
24,220	Praxair Inc	1,978,532
9,617	Sigma-Aldrich Corp	519,126
		$14,839,085

Communications - Equipment --- 2.68%
7,180	Ciena Corp *	116,890
452,320	Cisco Systems Inc * ~	10,647,613
10,428	Harris Corp	392,093
17,365	JDS Uniphase Corp *	123,465
41,210	Juniper Networks Inc *	1,113,494
180,575	Motorola Inc	1,551,139
130,369	QUALCOMM Inc	5,863,998
31,175	Tellabs Inc *	215,731
		$20,024,423

Computer Hardware & Systems --- 5.60%
70,273	Apple Inc * ~	13,026,506
135,029	Dell Inc *	2,060,543
158,567	EMC Corp *	2,701,982
186,001	Hewlett-Packard Co ~	8,781,107
102,842	International Business Machines Corp ~	12,300,932
6,150	Lexmark International Inc Class A *	132,471
26,053	NetApp Inc *	695,094
9,360	QLogic Corp *	160,992
17,869	SanDisk Corp *	387,757
58,783	Sun Microsystems Inc *	534,337
13,603	Teradata Corp *	374,355
17,525	Western Digital Corp *	640,188
		$41,796,264

Computer Software & Services --- 5.82%
41,255	Adobe Systems Inc *	1,363,065
13,613	Akamai Technologies Inc *	267,904
17,992	Autodesk Inc *	428,210
14,567	BMC Software Inc *	546,700
31,060	CA Inc	683,009
14,255	Citrix Systems Inc *	559,224
19,060	Compuware Corp *	139,710
87,874	eBay Inc *	2,074,705
25,439	Electronic Arts Inc *	484,613
18,866	Google Inc Class A * ~	9,354,706
25,448	Intuit Inc *	725,268
12,239	McAfee Inc *	535,946
607,551	Microsoft Corp ~	15,729,495
27,191	Novell Inc *	122,631
305,816	Oracle Corp	6,373,205
14,871	Red Hat Inc *	411,035
8,366	Salesforce.com Inc *	476,276
64,421	Symantec Corp *	1,061,014
15,189	VeriSign Inc *	359,827
94,342	Yahoo! Inc *	1,680,231
		$43,376,774

Conglomerates --- 2.43%
54,698	3M Co	4,036,712
834,155	General Electric Co ~	13,696,825
21,173	Textron Inc	401,864
		$18,135,401

Containers --- 0.21%
7,403	Ball Corp	364,228
7,871	Bemis Co Inc	203,938
13,256	Owens-Illinois Inc *	489,146
10,392	Pactiv Corp *	270,712
12,493	Sealed Air Corp	245,237
		$1,573,261

Cosmetics & Personal Care --- 0.20%
33,628	Avon Products Inc	1,142,007
9,141	Estee Lauder Cos Inc Class A	338,948
		$1,480,955

Distributors --- 0.18%
10,179	Fastenal Co †	393,927
12,560	Genuine Parts Co	478,034
4,902	WW Grainger Inc	438,043
		$1,310,004

Electric Companies --- 2.04%
13,344	Allegheny Energy Inc	353,883
37,555	American Electric Power Co Inc	1,163,829
101,388	Duke Energy Corp	1,595,847
25,664	Edison International	861,797
15,448	Entergy Corp	1,233,677
51,891	Exelon Corp	2,574,831
24,012	FirstEnergy Corp	1,097,829
32,359	FPL Group Inc	1,787,188
13,795	Northeast Utilities	327,493
17,328	Pepco Holdings Inc	257,841
7,962	Pinnacle West Capital Corp	261,313
29,622	PPL Corp	898,731
21,980	Progress Energy Inc	858,539
62,373	Southern Co	1,975,353
		$15,248,151

Electronic Instruments & Equipment --- 0.87%
27,046	Agilent Technologies Inc *	752,690
13,493	Amphenol Corp Class A	508,416
122,400	Corning Inc	1,873,944
59,192	Emerson Electric Co	2,372,416
11,835	FLIR Systems Inc *	331,025
14,576	Jabil Circuit Inc	195,464
11,172	Rockwell Automation Inc	475,927
		$6,509,882

Electronics - Semiconductor --- 2.54%
44,154	Advanced Micro Devices Inc * †	249,912
23,113	Altera Corp	474,048
22,942	Analog Devices Inc	632,740
105,005	Applied Materials Inc	1,407,067
33,669	Broadcom Corp Class A *	1,033,302
439,938	Intel Corp ~	8,609,587
13,382	KLA-Tencor Corp	479,879
17,508	Linear Technology Corp	483,746
51,113	LSI Corp *	280,610
17,604	MEMC Electronic Materials Inc *	292,754
14,404	Microchip Technology Inc	381,706
66,697	Micron Technology Inc *	546,915
18,201	National Semiconductor Corp	259,728
7,692	Novellus Systems Inc *	161,378
43,024	NVIDIA Corp *	646,651
13,635	Teradyne Inc *	126,124
98,969	Texas Instruments Inc	2,344,576
21,703	Xilinx Inc	508,284
		$18,919,007

Engineering & Construction --- 0.27%
14,166	Fluor Corp	720,341
9,725	Jacobs Engineering Group Inc *	446,864
15,350	Quanta Services Inc *	339,695
9,599	Vulcan Materials Co	519,018
		$2,025,918

Financial Services --- 5.87%
20,072	Ameriprise Financial Inc	729,216
678,381	Bank of America Corp ~	11,478,206
94,167	Bank of New York Mellon Corp	2,729,901
1,015,952	Citigroup Inc	4,917,208
5,228	CME Group Inc	1,611,217
7,049	Federated Investors Inc Class B	185,882
11,868	Franklin Resources Inc	1,193,921
5,737	IntercontinentalExchange Inc *	557,579
32,400	Invesco Ltd	737,424
12,701	Janus Capital Group Inc	180,100
308,271	JPMorgan Chase & Co ~	13,508,435
12,659	Legg Mason Inc	392,809
14,278	Leucadia National Corp	352,952
15,038	Moody's Corp	307,678
10,826	NASDAQ OMX Group Inc *	227,887
18,980	Northern Trust Corp	1,103,877
20,480	NYSE Euronext	591,667
38,893	State Street Corp	2,045,772
20,124	T Rowe Price Group Inc	919,667
		$43,771,398

Food & Beverages --- 5.90%
8,659	Brown-Forman Corp Class B	417,537
15,729	Campbell Soup Co	513,080
181,894	Coca-Cola Co ~	9,767,708
24,979	Coca-Cola Enterprises Inc	534,800
35,229	ConAgra Foods Inc	763,765
15,493	Constellation Brands Inc Class A *	234,719
34,189	Costco Wholesale Corp	1,930,311
13,943	Dean Foods Co *	248,046
19,997	Dr Pepper Snapple Group Inc *	574,914
25,533	General Mills Inc	1,643,815
13,055	Hershey Co	507,317
24,784	HJ Heinz Co	985,164
5,499	Hormel Foods Corp	195,325
9,329	JM Smucker Co	494,530
19,888	Kellogg Co	979,086
116,010	Kraft Foods Inc Class A	3,047,583
51,385	Kroger Co	1,060,587
10,264	McCormick & Co Inc	348,360
12,266	Molson Coors Brewing Co Class B	597,109
10,764	Pepsi Bottling Group Inc	392,240
122,164	PepsiCo Inc	7,166,140
33,548	Safeway Inc	661,567
54,795	Sara Lee Corp	610,416
16,667	SUPERVALU Inc	251,005
46,466	Sysco Corp	1,154,680
23,794	Tyson Foods Inc Class A	300,518
169,658	Wal-Mart Stores Inc ~	8,328,511
11,062	Whole Foods Market Inc *	337,280
		$44,046,113

Gold, Metals & Mining --- 0.95%
8,607	AK Steel Holding Corp	169,816
76,745	Alcoa Inc	1,006,894
7,721	Allegheny Technologies Inc	270,158
32,435	Freeport-McMoRan Copper & Gold Inc	2,225,365
38,553	Newmont Mining Corp	1,697,103
24,755	Nucor Corp	1,163,733
6,705	Titanium Metals Corp	64,301
11,291	United States Steel Corp	500,982
		$7,098,352

Health Care Related --- 1.99%
34,272	Aetna Inc	953,790
23,787	AmerisourceBergen Corp	532,353
28,362	Cardinal Health Inc	760,102
21,487	CIGNA Corp	603,570
11,692	Coventry Health Care Inc *	233,372
8,146	DaVita Inc *	461,390
21,361	Express Scripts *	1,657,186
13,361	Humana Inc *	498,365
14,317	IMS Health Inc	219,766
8,531	Laboratory Corp of America Holdings *	560,487
20,892	McKesson Corp	1,244,119
37,185	Medco Health Solutions Inc *	2,056,702
7,205	Patterson Cos Inc *	196,336
11,828	Quest Diagnostics Inc	617,303
32,890	Tenet Healthcare Corp *	193,393
91,264	UnitedHealth Group Inc	2,285,251
37,292	WellPoint Inc *	1,766,149
		$14,839,634

Homebuilding --- 0.11%
21,718	DR Horton Inc	247,802
5,827	KB Home	96,787
11,120	Lennar Corp Class A	158,460
26,464	Pulte Homes Inc	290,839
		$793,888

Hotels/Motels --- 0.32%
34,512	Carnival Corp	1,148,559
19,896	Marriott International Inc Class A	548,931
14,703	Starwood Hotels & Resorts Worldwide Inc	485,640
14,027	Wyndham Worldwide Corp	228,921
		$2,412,051

Household Goods --- 2.78%
4,736	Black & Decker Corp	219,229
10,954	Clorox Co	644,314
39,352	Colgate-Palmolive Co	3,001,771
11,831	Fortune Brands Inc	508,496
5,460	Harman International Industries Inc	184,985
32,628	Kimberly-Clark Corp	1,924,400
12,348	Leggett & Platt Inc	239,551
21,866	Newell Rubbermaid Inc	343,078
228,884	Procter & Gamble Co ~	13,256,961
5,815	Whirlpool Corp	406,817
		$20,729,602

Independent Power Producer --- 0.19%
52,514	AES Corp *	778,258
15,690	Constellation Energy Group Inc	507,885
39,900	Dynegy Inc Class A *	101,745
		$1,387,888

Insurance Related --- 2.61%
36,821	Aflac Inc	1,573,730
42,250	Allstate Corp	1,293,695
10,597	American International Group Inc †	467,434
21,804	Aon Corp	887,205
9,275	Assurant Inc	297,356
27,736	Chubb Corp	1,398,172
12,805	Cincinnati Financial Corp	332,802
34,123	Genworth Financial Inc	407,770
30,244	Hartford Financial Services Group Inc	801,466
23,323	Lincoln National Corp	604,299
28,452	Loews Corp	974,481
41,160	Marsh & McLennan Cos Inc	1,017,887
13,424	MBIA Inc * †	104,170
64,475	MetLife Inc	2,454,563
24,472	Principal Financial Group Inc	670,288
53,644	Progressive Corp	889,417
36,460	Prudential Financial Inc	1,819,719
6,517	Torchmark Corp	283,033
44,579	Travelers Cos Inc	2,194,624
26,094	Unum Group	559,455
26,947	XL Capital Ltd Class A	470,495
		$19,502,061

Investment Bank/Brokerage Firm --- 1.64%
73,970	Charles Schwab Corp	1,416,526
79,322	E*TRADE Financial Corp *	138,814
40,061	Goldman Sachs Group Inc ~	7,385,245
106,474	Morgan Stanley	3,287,917
		$12,228,502

Leisure & Entertainment --- 0.22%
9,803	Hasbro Inc	272,033
23,339	International Game Technology	501,322
28,242	Mattel Inc	521,347
5,332	Wynn Resorts Ltd * †	377,986
		$1,672,688

Machinery --- 1.54%
48,645	Caterpillar Inc	2,496,948
15,897	Cummins Inc	712,345
20,087	Danaher Corp	1,352,257
33,301	Deere & Co	1,429,279
14,653	Dover Corp	567,950
13,045	Eaton Corp	738,216
4,414	Flowserve Corp	434,955
30,286	Illinois Tool Works Inc	1,293,515
28,608	PACCAR Inc	1,078,808
9,289	Pall Corp	299,849
12,644	Parker-Hannifin Corp	655,465
4,538	Snap-on Inc	157,741
6,229	Stanley Works	265,916
		$11,483,244

Manufacturing --- 0.03%
10,919	Molex Inc	227,989
		$227,989

Medical Products --- 1.95%
47,274	Baxter International Inc	2,695,091
18,869	Becton Dickinson & Co	1,316,113
118,661	Boston Scientific Corp *	1,256,620
14,181	CareFusion Corp *	309,146
7,822	CR Bard Inc	614,887
11,700	DENTSPLY International Inc	404,118
12,641	Hospira Inc *	563,788
2,982	Intuitive Surgical Inc *	782,029
86,841	Medtronic Inc	3,195,749
27,283	St Jude Medical Inc *	1,064,310
21,962	Stryker Corp	997,734
9,875	Varian Medical Systems Inc *	416,034
16,943	Zimmer Holdings Inc *	905,603
		$14,521,222

Miscellaneous --- 0.14%
10,350	Cintas Corp	313,709
4,189	Dun & Bradstreet Corp	315,515
14,187	Iron Mountain Inc *	378,225
		$1,007,449

Office Equipment & Supplies --- 0.17%
8,880	Avery Dennison Corp	319,769
16,257	Pitney Bowes Inc	403,986
68,120	Xerox Corp	527,249
		$1,251,004

Oil & Gas --- 11.50%
38,501	Anadarko Petroleum Corp	2,415,168
26,403	Apache Corp	2,424,587
24,403	Baker Hughes Inc	1,041,032
23,006	BJ Services Co	447,007
8,164	Cabot Oil & Gas Corp	291,863
17,091	Cameron International Corp *	646,382
50,011	Chesapeake Energy Corp	1,420,312
157,271	Chevron Corp ~	11,076,597
116,704	ConocoPhillips	5,270,353
14,229	CONSOL Energy Inc	641,870
19,602	Denbury Resources Inc *	296,578
34,967	Devon Energy Corp	2,354,328
5,475	Diamond Offshore Drilling Inc †	522,972
55,219	El Paso Corp	569,860
11,170	ENSCO International Inc	475,172
19,715	EOG Resources Inc	1,646,400
377,164	Exxon Mobil Corp ~	25,877,222
9,735	FMC Technologies Inc *	508,556
70,666	Halliburton Co	1,916,462
22,412	Hess Corp	1,198,145
55,752	Marathon Oil Corp	1,778,489
6,733	Massey Energy Co	187,783
15,029	Murphy Oil Corp	865,220
22,295	Nabors Industries Ltd *	465,965
32,938	National-Oilwell Varco Inc *	1,420,616
13,655	Noble Energy Inc	900,684
63,850	Occidental Petroleum Corp	5,005,840
21,060	Peabody Energy Corp	783,853
8,978	Pioneer Natural Resources Co	325,812
12,332	Range Resources Corp	608,708
8,907	Rowan Cos Inc	205,484
94,243	Schlumberger Ltd	5,616,883
17,275	Smith International Inc	495,792
27,069	Southwestern Energy Co *	1,155,305
50,805	Spectra Energy Corp	962,247
9,208	Sunoco Inc	261,968
10,898	Tesoro Corp	163,252
43,821	Valero Energy Corp	849,689
45,694	Williams Cos Inc	816,552
45,664	XTO Energy Inc	1,886,836
		$85,797,844

Paper & Forest Products --- 0.22%
34,045	International Paper Co	756,820
13,477	MeadWestvaco Corp	300,672
16,649	Weyerhaeuser Co	610,186
		$1,667,678

Personal Loans --- 0.73%
93,535	American Express Co	3,170,837
35,593	Capital One Financial Corp	1,271,738
41,797	Discover Financial Services	678,365
36,824	SLM Corp *	321,105
		$5,442,045

Pharmaceuticals --- 6.84%
121,230	Abbott Laboratories	5,997,248
24,223	Allergan Inc	1,374,897
156,036	Bristol-Myers Squibb Co	3,513,931
79,648	Eli Lilly & Co	2,630,773
23,758	Forest Laboratories Inc *	699,436
216,112	Johnson & Johnson ~	13,159,060
19,532	King Pharmaceuticals Inc *	210,360
165,377	Merck & Co Inc	5,230,874
24,028	Mylan Inc *	384,688
529,267	Pfizer Inc ~	8,759,369
128,266	Schering-Plough Corp	3,623,514
8,303	Watson Pharmaceuticals Inc *	304,222
105,046	Wyeth	5,103,135
		$50,991,507

Photography/Imaging --- 0.01%
21,125	Eastman Kodak Co †	100,978
		$100,978

Pollution Control --- 0.29%
25,363	Republic Services Inc	673,895
6,689	Stericycle Inc *	324,082
38,755	Waste Management Inc	1,155,674
		$2,153,651

Printing & Publishing --- 0.21%
18,309	Gannett Co Inc	229,046
24,773	McGraw-Hill Cos Inc	622,793
2,835	Meredith Corp	84,880
9,185	New York Times Co Class A	74,582
16,166	RR Donnelley & Sons Co	343,689
474	Washington Post Co Class B	221,870
		$1,576,860

Railroads --- 0.87%
20,597	Burlington Northern Santa Fe Corp	1,644,259
30,836	CSX Corp	1,290,795
28,912	Norfolk Southern Corp	1,246,396
39,709	Union Pacific Corp	2,317,020
		$6,498,470

Real Estate --- 1.15%
9,224	Apartment Investment & Management Co Class A REIT	136,054
6,294	AvalonBay Communities Inc REIT	457,763
10,911	Boston Properties Inc REIT	715,216
18,638	CB Richard Ellis Group Inc Class A *	218,810
21,571	Equity Residential REIT	662,230
22,903	HCP Inc REIT	658,232
9,367	Health Care Inc REIT	389,854
47,357	Host Hotels & Resorts Inc REIT	557,392
29,306	Kimco Realty Corp REIT	382,150
12,824	Plum Creek Timber Co Inc REIT	392,927
34,865	ProLogis REIT	415,591
10,594	Public Storage REIT	797,093
22,029	Simon Property Group Inc REIT	1,529,473
12,328	Ventas Inc REIT	474,628
12,558	Vornado Realty Trust REIT	808,861
		$8,596,274

Restaurants --- 1.03%
10,801	Darden Restaurants Inc	368,638
85,631	McDonald's Corp	4,886,961
57,967	Starbucks Corp *	1,197,018
36,360	Yum! Brands Inc	1,227,514
		$7,680,131

Retail --- 4.08%
6,922	Abercrombie & Fitch Co	227,595
26,034	Amazon.com Inc *	2,430,534
8,510	AutoNation Inc * †	153,861
2,544	AutoZone Inc *	371,984
20,454	Bed Bath & Beyond Inc *	767,843
26,888	Best Buy Co Inc	1,008,838
6,504	Big Lots Inc *	162,730
113,229	CVS Caremark Corp	4,046,804
16,573	Expedia Inc *	396,923
11,047	Family Dollar Stores Inc	291,641
12,967	GameStop Corp Class A *	343,237
37,675	Gap Inc	806,245
133,618	Home Depot Inc	3,559,584
18,443	JC Penney Co Inc	622,451
24,056	Kohl's Corp *	1,372,395
21,277	Limited Brands Inc	361,496
116,307	Lowe's Cos Inc	2,435,469
33,128	Macy's Inc	605,911
12,611	Nordstrom Inc †	385,140
21,638	Office Depot Inc *	143,244
10,686	O'Reilly Automotive Inc *	386,192
9,856	RadioShack Corp	163,314
4,252	Sears Holdings Corp * †	277,698
7,748	Sherwin-Williams Co	466,120
56,347	Staples Inc	1,308,377
59,258	Target Corp	2,766,163
9,773	Tiffany & Co	376,554
33,198	TJX Cos Inc	1,233,306
78,118	Walgreen Co	2,927,081
		$30,398,730

Savings & Loans --- 0.12%
37,185	Hudson City Bancorp Inc	488,983
27,435	People's United Financial Inc	426,888
		$915,871

Shoes --- 0.27%
30,522	NIKE Inc Class B	1,974,773
		$1,974,773

Specialized Services --- 1.39%
7,688	Affiliated Computer Services Inc Class A *	416,459
9,925	Apollo Group Inc Class A *	731,175
39,515	Automatic Data Processing Inc	1,551,754
23,010	Cognizant Technology Solutions Corp Class A *	889,567
11,934	Computer Sciences Corp *	629,041
9,663	Convergys Corp *	96,050
4,852	DeVry Inc	268,413
9,943	Equifax Inc	289,739
15,065	Fidelity National Information Services Inc	384,308
12,257	Fiserv Inc *	590,787
26,756	H&R Block Inc	491,775
7,432	Mastercard Inc	1,502,379
9,928	Monster Worldwide Inc *	173,541
25,296	Paychex Inc	734,849
12,037	Robert Half International Inc	301,166
15,530	Total System Services Inc	250,188
55,241	Western Union Co	1,045,160
		$10,346,351

Telephone & Telecommunications --- 3.11%
31,327	American Tower Corp Class A *	1,140,303
462,682	AT&T Inc ~	12,497,041
23,341	CenturyTel Inc	784,258
24,604	Frontier Communications Corp	185,514
19,925	MetroPCS Communications Inc *	186,498
116,531	Qwest Communications International Inc †	443,983
226,175	Sprint Nextel Corp *	893,391
222,762	Verizon Communications Inc	6,743,006
34,403	Windstream Corp	348,502
		$23,222,496

Textiles --- 0.22%
25,016	Coach Inc	823,527
4,453	Polo Ralph Lauren Corp	341,189
6,971	VF Corp	504,909
		$1,669,625

Tobacco --- 1.59%
162,871	Altria Group Inc	2,900,733
13,247	Lorillard Inc	984,252
151,809	Philip Morris International Inc ~	7,399,171
13,310	Reynolds American Inc	592,561
		$11,876,717

Transportation --- 0.02%
4,402	Ryder System Inc	171,942
		$171,942

Utilities --- 1.43%
18,223	Ameren Corp	460,677
30,155	CenterPoint Energy Inc	374,827
17,867	CMS Energy Corp	239,418
21,615	Consolidated Edison Inc	884,918
46,472	Dominion Resources Inc	1,603,284
12,909	DTE Energy Co	453,622
10,311	EQT Corp	439,249
6,020	Integrys Energy Group Inc	216,058
3,562	Nicor Inc	130,333
21,629	NiSource Inc	300,427
29,016	PG&E Corp	1,174,858
39,857	Public Service Enterprise Group Inc	1,253,104
13,710	Questar Corp	514,948
8,693	SCANA Corp	303,386
19,243	Sempra Energy	958,494
16,768	TECO Energy Inc	236,093
9,209	Wisconsin Energy Corp	415,970
35,893	Xcel Energy Inc	690,581
		$10,650,247

TOTAL COMMON STOCK --- 98.24%		$732,879,004
(Cost $771,670,484)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

10,515,000	Federal Farm Credit Bank	10,515,000
	0.01% October 1, 2009

1,925,000	United States of America	1,924,506
	0.09% December 17, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.67%		$12,439,506
(Cost $12,439,506)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

4,266,217	BNP Paribas Securities Corp	4,266,217
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 0.57%		$4,266,217
(Cost $4,266,217)

OTHER ASSETS & LIABILITIES --- (0.48%)		$(3,582,733)

TOTAL NET ASSETS --- 100%		$746,001,994
(Cost $788,376,207)
Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2009.
~	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.

Description	Level 1	Level 2		Level 3		Total
Assets
Stock^	$732,879,004	$		$		$732,879,004
Short-term investments	4,266,217		12,439,506			16,705,723
Total Assets	$737,145,221		$12,439,506	$		$749,584,727
Liabilities
Other financial instruments*	97,494					97,494
Total Liabilities	$97,494	$		$		$97,494
Total	$737,047,727		$12,439,506		$-	$749,487,233

^Please see above Schedule of Investments for values in each industry.

*Other financial instruments include futures.  Futures are reported at their variation margin as of September 30, 2009.

As of September 30, 2009, the Maxim S&P 500 Index® Portfolio had 254 open S&P 500 Emini long futures contracts.  The contracts expire in December 2009 and the Portfolio has recorded unrealized appreciation of $334,484.

At September 30, 2009, the U.S. Federal income tax cost basis was $793,593,184.  The Maxim S&P 500 Index® Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $91,589,313 and gross depreciation of securities in which there was an excess of tax cost over value of $135,597,770, resulting in net depreciation of $44,008,457.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 0.89%
5,957	L-3 Communications Holdings Inc	478,466
5,697	Lockheed Martin Corp	444,822
16,191	Northrop Grumman Corp	837,884
		$1,761,172

Agriculture --- 1.31%
22,496	Archer-Daniels-Midland Co	657,333
28,234	Bunge Ltd	1,767,731
6,031	Corn Products International Inc	172,004
		$2,597,068

Air Freight --- 0.82%
5,147	FedEx Corp	387,157
9,791	United Parcel Service Inc Class B	552,898
47,961	UTI Worldwide Inc	694,475
		$1,634,530

Airlines --- 0.38%
78,938	Southwest Airlines Co	757,805
		$757,805

Auto Parts & Equipment --- 1.23%
26,450	Autoliv Inc	888,721
22,632	BorgWarner Inc	684,844
21,917	Federal-Mogul Corp *	264,538
7,548	Gentex Corp	106,804
23,612	WABCO Holdings Inc	495,852
		$2,440,759

Automobiles --- 0.06%
3,743	Thor Industries Inc	115,846
		$115,846

Banks --- 4.32%
46,976	Associated Banc-Corp	536,466
55,282	BB&T Corp	1,505,882
33,849	Comerica Inc	1,004,300
186,014	Fifth Third Bancorp	1,884,322
474	First Citizens BancShares Inc Class A	75,413
58,189	Marshall & Ilsley Corp	469,585
148,059	Regions Financial Corp	919,446
30,574	SunTrust Banks Inc	689,444
11,752	US Bancorp	256,899
29,907	Wells Fargo & Co	842,779
30,688	Whitney Holding Corp	292,764
6,542	Wilmington Trust Corp	92,896
		$8,570,196

Biotechnology --- 1.17%
1,289	Amgen Inc *	77,636
34,477	Biogen Idec Inc *	1,741,778
10,834	Gilead Sciences Inc *	504,648
		$2,324,062

Broadcast/Media --- 3.33%
118,601	CBS Corp Class B	1,429,142
16,213	DISH Network Corp Class A *	312,262
124,262	Liberty Media Corp - Interactive Series A *	1,363,154
7,021	News Corp Class A	84,182
61,161	Scripps Networks Interactive Inc	2,259,899
40,234	Time Warner Inc	1,157,935
		$6,606,574

Building Materials --- 0.50%
28,511	Armstrong World Industries Inc *	982,489
		$982,489

Chemicals --- 1.91%
18,803	Cabot Corp	434,537
3,062	CF Industries Holdings Inc	264,036
21,404	Cytec Industries Inc	694,988
23,482	Eastman Chemical Co	1,257,226
87,797	Huntsman Corp	799,831
5,742	PPG Industries Inc	334,242
		$3,784,860

Communications - Equipment --- 0.91%
18,095	EchoStar Corp Class A *	334,034
103,656	JDS Uniphase Corp *	736,994
105,024	Tellabs Inc *	726,766
		$1,797,794

Computer Hardware & Systems --- 1.90%
13,541	SanDisk Corp *	293,840
161,632	Seagate Technology	2,458,422
111,844	Sun Microsystems Inc *	1,016,662
		$3,768,924

Computer Software & Services --- 0.84%
7,382	Autodesk Inc *	175,692
76,850	Cadence Design Systems Inc *	564,078
5,354	Electronic Arts Inc *	101,994
6,991	Microsoft Corp	180,997
12,902	Synopsys Inc *	289,263
14,653	VeriSign Inc *	347,130
		$1,659,154

Conglomerates --- 0.22%
12,730	Carlisle Cos Inc	431,674
		$431,674

Containers --- 2.49%
32,779	AptarGroup Inc	1,224,623
21,945	Ball Corp	1,079,694
49,475	Packaging Corp of America	1,009,290
30,127	Sealed Air Corp	591,393
35,142	Sonoco Products Co	967,811
3,916	Temple-Inland Inc	64,301
		$4,937,112

Cosmetics & Personal Care --- 0.10%
5,981	Herbalife Ltd	195,818
		$195,818

Distributors --- 0.05%
3,469	WESCO International Inc *	99,907
		$99,907

Electric Companies --- 2.91%
172,534	Duke Energy Corp	2,715,685
24,081	Edison International	808,640
15,870	Exelon Corp	787,469
44,207	Pinnacle West Capital Corp	1,450,874
		$5,762,668

Electronic Instruments & Equipment --- 3.27%
18,536	Arrow Electronics Inc *	521,788
14,928	Avnet Inc *	387,680
12,387	Cooper Industries PLC Class A	465,380
8,490	General Cable Corp *	332,384
95,556	Ingram Micro Inc Class A *	1,610,119
20,680	Rockwell Automation Inc	880,968
32,840	Tech Data Corp *	1,366,472
11,685	Thomas & Betts Corp *	351,485
70,119	Vishay Intertechnology Inc *	553,940
		$6,470,216

Electronics - Semiconductor --- 1.77%
69,664	Fairchild Semiconductor International Inc *	712,663
136,867	Integrated Device Technology Inc *	925,221
7,119	Intel Corp	139,319
73,439	Intersil Holding Corp Class A	1,124,350
112,110	LSI Corp *	615,484
		$3,517,037

Engineering & Construction --- 0.47%
21,417	URS Corp *	934,852
		$934,852

Financial Services --- 2.18%
66,295	Allied Capital Corp	203,526
2,072	Ameriprise Financial Inc	75,276
12,684	Bank of America Corp	214,613
112,105	Citigroup Inc	542,588
4,046	Eaton Vance Corp	113,248
35,234	Federated Investors Inc Class B	929,121
7,326	Moody's Corp	149,890
5,739	NYSE Euronext	165,800
28,052	SEI Investments Co	552,063
30,108	T Rowe Price Group Inc	1,375,935
		$4,322,060

Food & Beverages --- 2.55%
16,941	Hansen Natural Corp *	622,412
10,988	Hershey Co	426,994
46,368	Hormel Foods Corp	1,646,992
39,889	Smithfield Foods Inc *	550,468
27,314	SUPERVALU Inc	411,349
110,470	Tyson Foods Inc Class A	1,395,236
		$5,053,451

Gold, Metals & Mining --- 2.05%
7,814	Alcoa Inc	102,520
12,146	Allegheny Technologies Inc	424,989
37,898	Commercial Metals Co	678,374
7,460	Nucor Corp	350,695
39,255	Reliance Steel & Aluminum Co	1,670,692
15,506	Schnitzer Steel Industries Inc Class A	825,694
		$4,052,964

Health Care Related --- 1.70%
3,851	AmerisourceBergen Corp	86,185
39,838	Cardinal Health Inc	1,067,658
58,126	Coventry Health Care Inc *	1,160,195
17,272	Health Net Inc *	265,989
3,283	Humana Inc *	122,456
24,664	LifePoint Hospitals Inc *	667,408
		$3,369,891

Homebuilding --- 0.53%
33,368	DR Horton Inc	380,729
9,523	Lennar Corp Class A	135,703
15,373	MDC Holdings Inc	534,058
		$1,050,490

Hotels/Motels --- 1.28%
23,939	Choice Hotels International Inc	743,545
32,298	Marriott International Inc Class A	891,102
54,747	Wyndham Worldwide Corp	893,471
		$2,528,118

Household Goods --- 2.14%
10,095	Black & Decker Corp	467,298
38,493	Harman International Industries Inc	1,304,143
27,431	Leggett & Platt Inc	532,161
17,120	Mohawk Industries Inc *	816,453
5,818	Newell Rubbermaid Inc	91,284
14,729	Whirlpool Corp	1,030,441
		$4,241,780

Independent Power Producer --- 0.76%
83,168	Dynegy Inc Class A *	212,078
79,201	Mirant Corp *	1,301,273
		$1,513,351

Insurance Related --- 9.19%
3,571	ACE Ltd	190,906
36,311	Assurant Inc	1,164,131
10,276	Axis Capital Holdings Ltd	310,130
3	Berkshire Hathaway Inc Class A *	303,000
14,071	Chubb Corp	709,319
13,250	CNA Financial Corp	319,855
15,189	Endurance Specialty Holdings Ltd	553,943
6,573	Fidelity National Financial Inc	99,121
30,128	First American Corp	975,243
12,623	Genworth Financial Inc	150,845
19,028	Hartford Financial Services Group Inc	504,242
39,021	Lincoln National Corp	1,011,034
80,227	Marsh & McLennan Cos Inc	1,984,013
72,717	MBIA Inc *	564,284
46,174	Old Republic International Corp	562,399
82,525	Progressive Corp	1,368,265
45,322	Protective Life Corp	970,797
9,667	Reinsurance Group of America Inc	431,148
12,889	StanCorp Financial Group Inc	520,329
1,909	Torchmark Corp	82,908
14,886	Transatlantic Holdings Inc	746,831
12,929	Travelers Cos Inc	636,495
29,933	Unitrin Inc	583,394
147,398	Unum Group	3,160,212
1,009	White Mountains Insurance Group Ltd	309,773
		$18,212,617

Investment Bank/Brokerage Firm --- 0.10%
7,186	Investment Technology Group Inc *	200,633
		$200,633

Leisure & Entertainment --- 0.46%
42,730	Boyd Gaming Corp *	467,039
11,353	Penn National Gaming Inc *	314,024
5,573	Royal Caribbean Cruises Ltd	134,198
		$915,261

Machinery --- 4.11%
22,930	AGCO Corp *	633,556
8,998	Cummins Inc	403,200
34,410	Eaton Corp	1,947,263
2,668	Graco Inc	74,357
15,646	Kennametal Inc	385,048
14,207	Lincoln Electric Holdings Inc	674,122
24,091	Snap-on Inc	837,403
33,157	Timken Co	776,869
28,326	Toro Co	1,126,525
74,928	Trinity Industries Inc	1,288,012
		$8,146,355

Medical Products --- 0.59%
9,715	CareFusion Corp *	211,787
26,978	Hill-Rom Holdings Inc	587,581
17,195	Hologic Inc *	280,966
1,613	IDEXX Laboratories Inc *	80,650
		$1,160,984

Office Equipment & Supplies --- 0.22%
56,672	Xerox Corp	438,641
		$438,641

Oil & Gas --- 8.97%
38,866	Alpha Natural Resources Inc *	1,364,197
61,039	Cimarex Energy Co	2,644,209
14,327	ConocoPhillips	647,007
28,796	Devon Energy Corp	1,938,835
39,266	Exterran Holdings Inc *	932,175
21,395	Frontier Oil Corp	297,818
89,557	Mariner Energy Inc *	1,269,918
13,333	Murphy Oil Corp	767,581
15,159	Oil States International Inc *	532,536
14,490	Overseas Shipholding Group Inc	541,491
89,610	Patterson-UTI Energy Inc	1,353,111
27,984	Pioneer Natural Resources Co	1,015,539
49,262	St Mary Land & Exploration Co	1,599,045
14,598	Tesoro Corp	218,678
52,047	Unit Corp *	2,146,939
26,587	Valero Energy Corp	515,522
		$17,784,601

Paper & Forest Products --- 1.32%
74,874	International Paper Co	1,664,449
42,638	MeadWestvaco Corp	951,254
		$2,615,703

Personal Loans --- 1.04%
36,139	AmeriCredit Corp *	570,635
81,902	Discover Financial Services	1,329,269
3,388	Student Loan Corp	157,203
		$2,057,107

Pharmaceuticals --- 1.44%
12,069	Eli Lilly & Co	398,639
80,313	Forest Laboratories Inc *	2,364,414
9,076	King Pharmaceuticals Inc *	97,749
		$2,860,802

Printing & Publishing --- 0.71%
41,860	Gannett Co Inc	523,669
16,679	New York Times Co Class A	135,433
34,804	RR Donnelley & Sons Co	739,933
		$1,399,035

Real Estate --- 10.59%
16,430	Apartment Investment & Management Co Class A REIT	242,343
38,042	AvalonBay Communities Inc REIT	2,766,796
57,017	BRE Properties Inc REIT	1,784,632
18,586	Digital Realty Trust Inc REIT	849,566
14,807	Equity Residential REIT	454,575
48,147	Federal Realty Investment Trust REIT	2,954,782
6,513	HCP Inc REIT	187,184
10,133	Health Care Inc REIT	421,735
76,583	Liberty Property Trust REIT	2,491,245
40,647	Macerich Co REIT	1,232,824
32,919	Nationwide Health Properties Inc REIT	1,020,160
37,407	Plum Creek Timber Co Inc REIT	1,146,150
15,471	Public Storage REIT	1,164,038
54,573	Rayonier Inc REIT	2,232,581
27,573	Realty Income Corp REIT	707,247
19,106	Regency Centers Corp REIT	707,877
9,508	Senior Housing Properties Trust REIT	181,698
5,980	Simon Property Group Inc REIT	415,191
		$20,960,624

Retail --- 3.76%
10,301	Aeropostale Inc *	447,784
62,532	Big Lots Inc *	1,564,550
25,089	Chicos FAS Inc *	326,157
17,783	CVS Caremark Corp	635,564
20,063	Dollar Tree Inc *	976,667
25,664	Family Dollar Stores Inc	677,530
1,820	Kohl's Corp *	103,831
11,163	Netflix Inc *	515,396
19,468	Penske Automotive Group Inc	373,396
18,666	PetSmart Inc	405,986
21,297	Ross Stores Inc	1,017,358
6,447	TJX Cos Inc	239,506
4,559	Walgreen Co	170,826
		$7,454,551

Savings & Loans --- 1.33%
17,146	Astoria Financial Corp	189,292
98,094	Hudson City Bancorp Inc	1,289,936
68,084	Washington Federal Inc	1,147,896
		$2,627,124

Specialized Services --- 2.61%
32,038	Accenture PLC Class A	1,194,056
44,794	Manpower Inc	2,540,268
32,395	NeuStar Inc *	732,127
28,384	Robert Half International Inc	710,168
		$5,176,619

Telephone & Telecommunications --- 1.27%
14,059	CenturyTel Inc	472,382
20,595	NII Holdings Inc *	617,438
56,654	Qwest Communications International Inc	215,852
205,013	Sprint Nextel Corp *	809,802
8,127	Telephone & Data Systems Inc	252,018
3,852	United States Cellular Corp *	150,498
		$2,517,990

Tobacco --- 1.51%
40,190	Lorillard Inc	2,986,117
		$2,986,117

Transportation --- 0.30%
15,356	Ryder System Inc	599,805
		$599,805

Utilities --- 5.71%
7,644	Alliant Energy Corp	212,885
109,670	Ameren Corp	2,772,457
2,420	Atmos Energy Corp	68,196
5,662	Dominion Resources Inc	195,339
30,403	DTE Energy Co	1,068,361
13,097	Energen Corp	564,481
45,860	Integrys Energy Group Inc	1,645,915
79,010	MDU Resources Group Inc	1,647,359
102,018	NiSource Inc	1,417,030
29,159	OGE Energy Corp	964,580
6,118	Questar Corp	229,792
21,110	UGI Corp	529,017
		$11,315,412

TOTAL COMMON STOCK --- 99.27%		$196,712,603
(Cost $172,923,359)

OTHER ASSETS & LIABILITIES --- 0.73%		$1,448,896

TOTAL NET ASSETS --- 100%		$198,161,499
(Cost $172,923,359)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, 100% of the Portfolio’s investments were valued using Level 1 inputs.  Please see above Schedule of Investments for values in each industry.

As of September 30, 2009, the Maxim MidCap Value Portfolio had 9 open S&P 500 Emini long futures contracts.  The contracts expire in December 2009 and the Portfolio has recorded unrealized depreciation of $2,597.

At September 30, 2009, the U.S. Federal income tax cost basis was $176,292,638.  The Maxim MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,837,855 and gross depreciation of securities in which there was an excess of tax cost over value of $6,417,890, resulting in net appreciation of $20,419,965.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 0.94%
13,300	Applied Signal Technology Inc	309,491
2,500	Ceradyne Inc *	45,825
23,800	Cubic Corp	939,386
40,600	GenCorp Inc *	217,616
		$1,512,318

Air Freight --- 0.10%
13,800	Air Transport Services Group Inc *	47,748
7,000	Dynamex Inc *	114,310
		$162,058

Airlines --- 0.55%
69,800	Hawaiian Holdings Inc *	576,548
33,400	Republic Airways Holdings Inc *	311,622
		$888,170

Auto Parts & Equipment --- 0.25%
23,200	Standard Motor Products Inc	352,640
4,100	Superior Industries International Inc	58,220
		$410,860

Banks --- 8.76%
15,900	1st Source Corp	259,170
13,200	Ameris Bancorp	94,380
45,700	Central Pacific Financial Corp	115,164
13,900	City Holding Co	414,359
81,100	Community Bank System Inc	1,481,697
13,500	Community Trust Bancorp Inc	353,295
9,700	Financial Institutions Inc	96,709
104,700	First BanCorp	319,335
3,500	First Citizens BancShares Inc Class A	556,850
3,100	First Community Bancshares Inc	39,122
40,300	First Financial Bancorp	485,615
15,900	First Financial Bankshares Inc	786,414
10,100	First Financial Corp	309,464
17,300	FirstMerit Corp	329,219
41,900	Fulton Financial Corp	308,384
10,700	Great Southern Bancorp Inc	253,697
7,600	MainSource Financial Group Inc	51,680
4,800	NBT Bancorp Inc	108,192
3,100	Northrim BanCorp Inc	47,275
23,000	Old National Bancorp	257,600
7,400	Old Second Bancorp Inc	42,402
70,800	Oriental Financial Group Inc	899,160
44,700	Pacific Capital Bancorp NA	64,368
21,800	Park National Corp	1,271,812
9,800	Peoples Bancorp Inc	127,890
274,700	Popular Inc	777,401
3,600	Renasant Corp	53,460
24,600	Santander BanCorp *	239,850
5,300	SCBT Financial Corp	148,930
2,400	Simmons First National Corp	69,144
11,500	Suffolk Bancorp	340,515
17,745	Sun Bancorp Inc *	93,694
14,200	SY Bancorp Inc	327,878
1,100	Tompkins Financial Corp	48,070
9,500	TriCo Bancshares	155,800
13,600	UMB Financial Corp	549,984
5,500	Union Bankshares Corp	68,475
57,100	United Bankshares Inc	1,118,589
43,600	Webster Financial Corp	543,692
10,100	West Bancorp Inc	50,096
17,100	Wintrust Financial Corp	478,116
		$14,136,947

Biotechnology --- 0.17%
28,500	Enzon Pharmaceuticals Inc *	235,125
11,700	NPS Pharmaceuticals Inc *	47,034
		$282,159

Broadcast/Media --- 0.90%
38,900	Carmike Cinemas Inc *	393,279
67,300	Entercom Communications Corp Class A	343,230
26,500	Harte-Hanks Inc	366,495
59,500	Sinclair Broadcast Group Inc Class A	213,010
25,900	Warner Music Group Corp *	143,227
		$1,459,241

Building Materials --- 1.39%
92,200	Gibraltar Industries Inc	1,223,494
25,800	Universal Forest Products Inc	1,018,068
		$2,241,562

Chemicals --- 2.16%
36,400	A Schulman Inc	725,452
6,700	Georgia Gulf Corp *	201,000
12,500	Innospec Inc	184,375
3,800	Minerals Technologies Inc	180,728
40,000	OM Group Inc *	1,215,600
53,400	Omnova Solutions Inc *	346,032
59,300	Spartech Corp	638,661
		$3,491,848

Communications - Equipment --- 1.73%
8,700	ADC Telecommunications Inc *	72,558
21,400	ADTRAN Inc	525,370
35,100	Avocent Corp *	711,477
6,100	Black Box Corp	153,049
39,300	Extreme Networks Inc *	110,040
13,600	Harris Stratex Networks Inc *	95,200
8,500	Oplink Communications Inc *	123,420
2,400	Plantronics Inc	64,344
111,000	Powerwave Technologies Inc *	177,600
15,900	Symmetricom Inc *	82,362
22,300	Tekelec *	366,389
149,100	UTStarcom Inc *	311,619
		$2,793,428

Computer Hardware & Systems --- 0.93%
96,300	Adaptec Inc *	321,642
24,200	Cray Inc *	201,586
9,700	Imation Corp	89,919
37,800	Novatel Wireless Inc *	429,408
26,900	QLogic Corp *	462,680
		$1,505,235

Computer Software & Services --- 2.98%
11,700	Actuate Corp *	67,626
21,600	Dice Holdings Inc *	141,696
241,600	EarthLink Inc	2,031,856
39,000	Fair Isaac Co	838,110
17,800	i2 Technologies Inc *	285,512
6,400	ModusLink Global Solutions Inc *	51,776
8,200	Quest Software Inc *	138,170
65,900	S1 Corp *	407,262
45,100	SonicWALL Inc *	378,840
16,600	Symyx Technologies Inc *	109,892
11,200	TIBCO Software Inc *	106,288
31,000	United Online Inc	249,240
		$4,806,268

Conglomerates --- 1.25%
26,800	Carlisle Cos Inc	908,788
16,100	Standex International Corp	319,263
54,500	Tredegar Corp	790,250
		$2,018,301

Containers --- 0.31%
3,600	AEP Industries Inc *	143,640
10,000	BWAY Holding Co *	185,100
11,500	Myers Industries Inc	123,855
3,100	Temple-Inland Inc	50,902
		$503,497

Cosmetics & Personal Care --- 0.07%
3,000	Nu Skin Enterprises Inc Class A	55,590
7,700	Prestige Brands Holdings Inc *	54,208
		$109,798

Distributors --- 1.01%
7,500	Beacon Roofing Supply Inc *	119,850
42,000	BlueLinx Holdings Inc *	168,420
8,800	Core-Mark Holding Co Inc *	251,680
22,300	Houston Wire & Cable Co	246,415
3,600	Lawson Products Inc	62,676
27,000	WESCO International Inc *	777,600
		$1,626,641

Electric Companies --- 2.55%
106,900	El Paso Electric Co *	1,888,923
3,800	IDACORP Inc	109,402
2,400	Portland General Electric Co	47,328
2,500	UIL Holdings Corp	65,975
65,300	UniSource Energy Corp	2,007,975
		$4,119,603

Electronic Instruments & Equipment --- 3.58%
17,000	Agilysys Inc	112,030
3,100	AO Smith Corp	118,110
34,000	Benchmark Electronics Inc *	612,000
18,000	Brady Corp Class A	516,960
6,900	CPI International Inc *	77,211
60,700	CTS Corp	564,510
15,800	Encore Wire Corp	352,972
2,500	EnerSys *	55,300
4,600	Insight Enterprises Inc *	56,166
6,800	LaBarge Inc *	76,500
26,400	RadiSys Corp *	229,416
18,300	ScanSource Inc *	518,256
12,300	SYNNEX Corp *	374,904
21,700	Tech Data Corp *	902,937
20,600	Technitrol Inc	189,726
23,400	Thomas & Betts Corp *	703,872
40,600	Vishay Intertechnology Inc *	320,740
		$5,781,610

Electronics - Semiconductor --- 2.25%
80,800	Amkor Technology Inc *	555,904
60,100	Cirrus Logic Inc *	334,156
99,000	Cypress Semiconductor Corp *	1,022,670
5,700	DSP Group Inc *	46,398
19,000	Intersil Holding Corp Class A	290,890
97,100	Lattice Semiconductor Corp *	218,475
97,500	Micrel Inc	794,625
28,400	Skyworks Solutions Inc *	376,016
		$3,639,134

Engineering & Construction --- 0.55%
72,200	Comfort Systems USA Inc	836,798
4,800	Pike Electric Corp *	57,504
		$894,302

Financial Services --- 2.73%
5,600	Asset Acceptance Capital Corp *	40,600
47,500	BlackRock Kelso Capital Corp	352,450
15,300	Encore Capital Group Inc *	205,785
24,500	Fifth Street Finance Corp	267,785
10,200	Harris & Harris Group Inc *	63,750
31,000	Hercules Technology Growth Capital Inc	304,420
42,200	Interactive Brokers Group Inc Class A *	838,514
11,500	Jackson Hewitt Tax Service Inc	58,650
24,000	Kayne Anderson Energy Development Co	317,520
152,500	KKR Financial Holdings LLC	704,550
118,200	MCG Capital Corp *	495,258
13,400	Medallion Financial Corp	112,024
32,700	PHH Corp *	648,768
		$4,410,074

Food & Beverages --- 1.67%
2,400	Andersons Inc	84,480
3,800	Coca-Cola Bottling Co Consolidated	184,034
71,900	Del Monte Foods Co	832,602
5,100	Farmer Bros Co	105,570
7,900	Lancaster Colony Corp	405,033
26,000	Nash Finch Co	710,840
67,500	Reddy Ice Holdings Inc *	367,200
		$2,689,759

Foreign Banks --- 0.38%
42,600	Banco Latinoamericano de Exportaciones SA	605,772
		$605,772

Gold, Metals & Mining --- 0.65%
7,300	Stillwater Mining Co *	49,056
72,000	Worthington Industries Inc	1,000,800
		$1,049,856

Health Care Related --- 2.13%
13,200	America Service Group Inc	218,328
14,100	AMN Healthcare Services Inc *	134,091
4,900	Centene Corp *	92,806
55,400	Health Management Associates Inc Class A *	414,946
41,300	HealthSouth Corp *	645,932
10,400	Healthspring Inc *	127,400
7,800	LHC Group Inc *	233,454
25,200	Lincare Holdings Inc *	787,500
4,900	Magellan Health Services Inc *	152,194
14,000	Nighthawk Radiology Holdings Inc *	101,220
16,500	PharMerica Corp *	306,405
7,100	RehabCare Group Inc *	153,999
5,100	US Physical Therapy Inc *	76,857
		$3,445,132

Homebuilding --- 2.25%
78,000	Beazer Homes USA Inc *	436,020
36,200	Hovnanian Enterprises Inc Class A *	139,008
59,300	M/I Homes Inc *	805,887
21,200	Meritage Homes Corp *	430,360
31,700	Ryland Group Inc	667,919
311,200	Standard Pacific Corp *	1,148,328
		$3,627,522

Household Goods --- 1.68%
21,200	Blyth Inc	821,076
45,100	Central Garden & Pet Co *	492,943
37,900	Furniture Brands International Inc	209,587
20,600	Helen of Troy Ltd *	400,258
60,300	La-Z-Boy Inc	521,595
14,200	Tempur-Pedic International Inc	268,948
		$2,714,407

Insurance Related --- 6.39%
14,300	Allied World Assurance Co Holdings Ltd	685,399
194,000	American Equity Investment Life Holding Co	1,361,880
12,900	American Physicians Capital Inc	371,649
30,900	AMERISAFE Inc *	533,025
35,500	Aspen Insurance Holdings Ltd	939,685
134,000	Conseco Inc *	704,840
9,400	Employers Holdings Inc	145,512
26,400	Endurance Specialty Holdings Ltd	962,808
10,200	FPIC Insurance Group Inc *	342,210
3,600	Infinity Property & Casualty Corp	152,928
11,800	MBIA Inc *	91,568
70,500	Montpelier Re Holdings Ltd	1,150,560
60,400	National Financial Partners Corp	526,688
58,300	Platinum Underwriters Holdings Ltd	2,089,472
28,000	PMA Capital Corp Class A *	159,320
9,400	Presidential Life Corp	97,384
		$10,314,928

Investment Bank/Brokerage Firm --- 1.03%
60,400	BGC Partners Inc Class A	258,512
325,200	E*TRADE Financial Corp *	569,100
39,800	GFI Group Inc	287,754
108,900	LaBranche & Co Inc *	370,260
7,300	optionsXpress Holdings Inc	126,144
8,400	Sanders Morris Harris Group Inc	49,644
		$1,661,414

Leisure & Entertainment --- 1.22%
13,900	Pinnacle Entertainment Inc *	141,641
26,500	Polaris Industries Inc	1,080,670
11,300	RC2 Corp *	161,025
26,500	Shuffle Master Inc *	249,630
26,300	Sturm Ruger & Co Inc	340,322
		$1,973,288

Machinery --- 4.59%
26,700	Actuant Corp Class A	428,802
7,500	Altra Holdings Inc *	83,925
62,600	Briggs & Stratton Corp	1,215,066
15,900	Chart Industries Inc *	343,281
12,200	Colfax Corp *	129,686
14,700	Crane Co	379,407
13,000	EnPro Industries Inc *	297,180
14,000	Federal Signal Corp	100,660
7,900	Greenbrier Cos Inc	92,509
3,500	Kadant Inc *	42,455
34,700	Mueller Industries Inc	828,289
20,800	Mueller Water Products Inc	113,984
10,000	Nordson Corp	560,900
39,500	Oshkosh Corp	1,221,735
21,500	Tecumseh Products Co Class A *	243,595
44,000	Watts Water Technologies Inc Class A	1,331,000
		$7,412,474

Manufacturing --- 0.38%
61,400	Methode Electronics Inc	532,338
16,100	SMART Modular Technologies (WWH) Inc *	76,636
		$608,974

Medical Products --- 1.52%
21,200	American Medical Systems Holdings Inc *	358,704
7,200	Aspect Medical Systems Inc *	86,256
6,000	Cyberonics Inc *	95,640
46,500	Invacare Corp	1,036,020
26,100	STERIS Corp	794,745
7,400	Symmetry Medical Inc *	76,738
		$2,448,103

Miscellaneous --- 0.20%
16,300	ATC Technology Corp *	322,088
		$322,088

Oil & Gas --- 3.89%
69,700	Cal Dive International Inc *	689,333
4,900	Clayton Williams Energy Inc *	147,588
82,700	Complete Production Services Inc *	934,510
20,600	Gulfport Energy Corp *	180,044
3,800	Knightsbridge Tankers Ltd	49,552
22,500	Newpark Resources Inc *	72,225
1,700	Nordic American Tanker Shipping Ltd	50,286
9,500	Overseas Shipholding Group Inc	355,015
27,200	Rosetta Resources Inc *	399,568
118,500	Stone Energy Corp *	1,932,735
2,000	Unit Corp *	82,500
32,700	VAALCO Energy Inc *	150,420
54,800	Venoco Inc *	630,748
9,300	W&T Offshore Inc	108,903
10,400	World Fuel Services Corp	499,928
		$6,283,355

Paper & Forest Products --- 1.76%
73,100	Buckeye Technologies Inc *	784,363
10,900	Clearwater Paper Corp *	450,497
31,900	Domtar Corp *	1,123,518
30,300	Glatfelter	347,844
11,500	Neenah Paper Inc	135,355
		$2,841,577

Personal Loans --- 0.52%
83,600	Advance America Cash Advance Centers Inc	468,160
8,700	QC Holdings Inc	58,725
12,400	World Acceptance Corp *	312,604
		$839,489

Pharmaceuticals --- 1.67%
24,200	Depomed Inc *	105,754
2,500	Medicis Pharmaceutical Corp Class A	53,375
30,700	Par Pharmaceutical Cos Inc *	660,357
67,100	Valeant Pharmaceuticals International *	1,882,826
		$2,702,312

Pollution Control --- 0.39%
24,200	Casella Waste Systems Inc Class A *	71,148
44,900	EnergySolutions Inc	413,978
17,800	Metalico Inc *	74,226
16,300	Waste Services Inc *	75,306
		$634,658

Printing & Publishing --- 2.07%
14,500	CTM Media Holdings Inc Class B *	8,700
65,200	Deluxe Corp	1,114,920
3,600	Ennis Inc	58,068
78,100	Gannett Co Inc	977,031
31,600	Media General Inc Class A	270,180
51,000	Valassis Communications Inc *	911,880
		$3,340,779

Real Estate --- 10.33%
15,700	Agree Realty Corp REIT	360,001
18,200	American Capital Agency Corp REIT	517,790
265,900	Anworth Mortgage Asset Corp REIT	2,095,292
78,700	Ashford Hospitality Trust REIT	272,302
30,600	Associated Estates Realty Corp REIT	294,372
24,100	CapLease Inc REIT	97,123
5,800	Capstead Mortgage Corp REIT	80,678
17,800	Care Investment Trust Inc REIT	136,526
235,900	Chimera Investment Corp REIT	901,138
10,100	Cogdell Spencer Inc REIT	48,480
77,600	Colonial Properties Trust REIT	755,048
46,700	Education Realty Trust Inc REIT	276,931
45,300	Equity One Inc REIT	709,851
19,700	First Potomac Realty Trust REIT	227,732
12,600	Getty Realty Corp REIT	309,204
8,100	Hatteras Financial Corp REIT	242,838
3,600	Healthcare Realty Trust Inc REIT	76,068
16,800	Highwoods Properties Inc REIT	528,360
121,100	HRPT Properties Trust REIT	910,672
77,600	Inland Real Estate Corp REIT	679,776
86,200	Investors Real Estate Trust REIT	779,248
15,700	Kite Realty Group Trust REIT	65,469
44,300	LTC Properties Inc REIT	1,064,972
53,800	MFA Financial Inc REIT	428,248
29,700	Mission West Properties Inc REIT	199,881
11,500	Monmouth Real Estate Investment Corp REIT	80,040
27,500	National Health Investors Inc REIT	870,375
52,200	Omega Healthcare Investors Inc REIT	836,244
11,779	One Liberty Properties Inc REIT	106,011
21,000	PS Business Parks Inc REIT	1,077,720
16,800	Sun Communities Inc REIT	361,536
6,500	UMH Properties Inc REIT	52,975
15,100	Urstadt Biddle Properties Inc REIT	220,309
162,300	U-Store-It Trust REIT	1,014,375
		$16,677,585

Restaurants --- 0.87%
14,800	AFC Enterprises Inc *	124,616
27,200	Cheesecake Factory Inc *	503,744
20,900	O'Charley's Inc	195,833
68,200	Ruby Tuesday Inc *	574,244
		$1,398,437

Retail --- 5.15%
14,700	99 Cents Only Stores *	197,715
9,400	Aeropostale Inc *	408,618
53,200	Asbury Automotive Group Inc	674,576
8,100	AutoNation Inc *	146,448
6,500	Big Lots Inc *	162,630
83,900	Borders Group Inc *	260,929
26,900	Cato Corp Class A	545,801
23,000	Chicos FAS Inc *	299,000
71,200	Dillard's Inc	1,003,920
34,000	Jo-Ann Stores Inc *	912,220
35,500	Kirkland's Inc *	505,875
29,600	Lithia Motors Inc Class A	461,464
49,500	MarineMax Inc *	386,595
89,200	Rent-A-Center Inc *	1,684,096
35,000	Retail Ventures Inc *	184,450
7,900	Sally Beauty Holding Inc *	56,169
6,300	Weis Markets Inc	201,285
30,400	Zale Corp *	217,360
		$8,309,151

Savings & Loans --- 2.17%
27,900	Astoria Financial Corp	308,016
12,100	Bank Mutual Corp	106,964
45,600	Dime Community Bancshares	521,208
70,400	Doral Financial Corp *	260,480
3,000	ESSA Bancorp Inc	39,630
4,900	First Defiance Financial Corp	73,059
11,500	First Financial Holdings Inc	183,655
11,000	First Niagara Financial Group Inc	135,630
24,100	First Place Financial Corp	71,095
84,200	Flagstar Bancorp Inc *	86,726
21,400	OceanFirst Financial Corp	248,240
27,700	Provident Financial Services Inc	285,033
15,900	Provident New York Bancorp	151,845
112,800	TrustCo Bank Corp NY	705,000
12,500	WSFS Financial Corp	333,000
		$3,509,581

Shoes --- 0.06%
6,600	Timberland Co Class A *	91,872
		$91,872

Specialized Services --- 3.26%
76,500	Acxiom Corp	723,690
106,200	CIBER Inc *	424,800
3,000	Corinthian Colleges Inc *	55,680
99,500	CSG Systems International Inc *	1,592,995
44,800	Diamond Management & Technology Consultants Inc	306,880
25,200	Global Cash Access Holdings Inc *	184,212
80,100	Hackett Group Inc *	232,290
19,336	Hudson Highland Group Inc *	58,781
47,500	Lionbridge Technologies Inc *	123,500
15,400	On Assignment Inc *	90,090
34,300	PRG-Schultz International Inc *	192,080
76,000	Spherion Corp *	471,960
26,200	VeriFone Holdings Inc *	416,318
13,500	Wright Express Corp *	398,385
		$5,271,661

Telephone & Telecommunications --- 1.29%
165,200	Cincinnati Bell Inc *	578,200
43,500	IDT Corp Class B *	130,065
6,100	Iowa Telecommunications Services Inc	76,860
101,200	USA Mobility Inc	1,303,456
		$2,088,581

Textiles --- 0.70%
43,300	Jones Apparel Group Inc	776,369
17,800	Oxford Industries Inc	350,660
		$1,127,029

Tobacco --- 0.04%
1,700	Universal Corp	71,094
		$71,094

Transportation --- 2.61%
13,000	American Commercial Lines Inc *	378,560
47,800	Avis Budget Group Inc *	638,608
6,200	Celadon Group Inc *	70,122
7,600	Con-way Inc	291,232
61,200	Dollar Thrifty Automotive Group Inc *	1,504,908
24,500	Heartland Express Inc	352,800
22,000	Horizon Lines Inc	139,700
26,800	Marten Transport Ltd *	457,208
20,500	Werner Enterprises Inc	381,915
		$4,215,053

Utilities --- 2.51%
41,700	Nicor Inc	1,525,803
15,900	Northwest Natural Gas Co	662,394
56,300	NorthWestern Corp	1,375,409
19,200	Southwest Gas Corp	491,136
		$4,054,742

TOTAL COMMON STOCK --- 98.54%		$159,123,727
(Cost $136,127,887)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,557,000	Federal Farm Credit Bank	1,557,000
	0.01% October 1, 2009
650,000	United States of America	649,875
	0.09% December 17, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.37%		$2,206,875
(Cost $2,206,875)

OTHER ASSETS & LIABILITIES --- 0.09%		$141,715

TOTAL NET ASSETS --- 100%		$161,472,317
(Cost $138,334,762)
Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.

Description	Level 1	Level 2		Level 3		Total
Assets
Stock^	$159,123,727	$		$		$159,123,727
Short-term investments			2,206,875			2,206,875
Total Assets	$159,123,727		$2,206,875	$		$161,330,602
Liabilities
Other financial instruments*	33,224					33,224
Total Liabilities	$33,224	$		$		$33,224
Total	$159,090,503		$2,206,875		$-	$161,297,378

^Please see above Schedule of Investments for values in each industry.

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of September 30, 2009.

As of September 30, 2009, the Maxim SmallCap Value Portfolio had 43 open Russell 2000 long futures contracts.  The contracts expire in December 2009 and the Portfolio has recorded unrealized depreciation of $62,005.

At September 30, 2009, the U.S. Federal income tax cost basis was $141,159,369.  The Maxim Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $28,660,968 and gross depreciation of securities in which there was an excess of tax cost over value of $8,489,736, resulting in net appreciation of $20,171,232.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Banks --- 2.47%
26,300	City National Corp *	1,023,859
		$1,023,859

Biotechnology --- 4.74%
9,500	Bio-Rad Laboratories Inc Class A †	872,860
24,896	Thermo Fisher Scientific Inc †	1,087,208
		$1,960,068

Broadcast/Media --- 12.74%
141,400	CBS Corp Class B	1,703,870
206,375	Interpublic Group of Cos Inc †	1,551,940
28,900	Omnicom Group Inc *	1,067,566
33,900	Viacom Inc Class B †	950,556
		$5,273,932

Computer Hardware & Systems --- 2.75%
74,600	Dell Inc †	1,138,396
		$1,138,396

Electronic Instruments & Equipment --- 2.41%
24,900	Anixter International Inc †	998,739
		$998,739

Financial Services --- 10.74%
11,300	Franklin Resources Inc	1,136,780
104,800	Janus Capital Group Inc *	1,486,064
16,625	Northern Trust Corp	966,910
18,700	T Rowe Price Group Inc *	854,590
		$4,444,344

Food & Beverages --- 4.04%
74,800	Constellation Brands Inc Class A †	1,133,220
10,200	JM Smucker Co *	540,702
		$1,673,922

Health Care Related --- 6.40%
115,680	IMS Health Inc	1,775,688
13,300	Laboratory Corp of America Holdings †	873,810
		$2,649,498

Hotels/Motels --- 3.28%
40,800	Carnival Corp	1,357,824
		$1,357,824

Household Goods --- 4.55%
17,700	Black & Decker Corp *	819,333
7,400	Clorox Co	435,268
9,500	Energizer Holdings Inc * †	630,230
		$1,884,831

Insurance Related --- 5.52%
34,200	Aflac Inc *	1,461,708
2,500	Markel Corp †	824,550
		$2,286,258

Leisure & Entertainment --- 3.53%
68,000	International Game Technology	1,460,640
		$1,460,640

Machinery --- 0.97%
9,400	Illinois Tool Works Inc	401,474
		$401,474

Medical Products --- 5.06%
14,525	Baxter International Inc	828,070
23,700	Zimmer Holdings Inc †	1,266,765
		$2,094,835

Miscellaneous --- 1.05%
5,750	Dun & Bradstreet Corp	433,090
		$433,090

Printing & Publishing --- 5.41%
178,950	Gannett Co Inc *	2,238,665
		$2,238,665

Real Estate --- 7.45%
126,850	CB Richard Ellis Group Inc Class A * †	1,489,219
33,700	Jones Lang LaSalle Inc *	1,596,369
		$3,085,588

Retail --- 5.05%
29,900	Nordstrom Inc *	913,146
30,600	Tiffany & Co	1,179,018
		$2,092,164

Specialized Services --- 11.33%
42,380	Accenture PLC Class A	1,579,503
34,200	Equifax Inc	996,588
48,175	Hewitt Associates Inc Class A †	1,755,015
20,800	Sotheby's *	358,384
		$4,689,490

TOTAL COMMON STOCK --- 99.49%		$41,187,617
(Cost $36,592,797)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

195,000	Federal Farm Credit Bank	195,000
	0.01% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 0.47%		$195,000
(Cost $195,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

10,934,009	BNP Paribas Securities Corp	10,934,009
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 26.41%		$10,934,009
(Cost $10,934,009)

OTHER ASSETS & LIABILITIES --- (26.37%)		$(10,917,881)

TOTAL NET ASSETS --- 100%		$41,398,745
(Cost $47,721,806)

Legend

*	A portion or all of the security is on loan at September 30, 2009.
†	Non-income Producing Security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2		Level 3		Total
Assets
Common Stock^	$41,187,617	$		$		$41,187,617
Short-term investments	10,934,009		195,000			11,129,009
Total	$52,121,626		$195,000		$-	$52,316,626

^Please see above Schedule of Investments for values in each industry.

At September 30, 2009, the U.S. Federal income tax cost basis was $49,579,504.  The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,564,795 and gross depreciation of securities in which there was an excess of tax cost over value of $3,827,673, resulting in net appreciation of $2,737,122.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Banks --- 6.35%
120,325	City National Corp *	4,684,252
195,400	PrivateBancorp Inc *	4,779,484
		$9,463,736

Biotechnology --- 4.13%
66,900	Bio-Rad Laboratories Inc Class A †	6,146,772
		$6,146,772

Broadcast/Media --- 5.93%
919,625	Interpublic Group of Cos Inc * †	6,915,580
1,965,925	Radio One Inc †	1,926,606
		$8,842,186

Electronic Instruments & Equipment --- 10.75%
136,450	Anixter International Inc * †	5,473,010
198,750	Brady Corp Class A	5,708,100
184,000	Littelfuse Inc †	4,828,160
		$16,009,270

Financial Services --- 4.77%
501,100	Janus Capital Group Inc *	7,105,598
		$7,105,598

Health Care Related --- 4.74%
460,275	IMS Health Inc	7,065,221
		$7,065,221

Household Goods --- 3.35%
107,900	Black & Decker Corp	4,994,691
		$4,994,691

Insurance Related --- 9.46%
158,375	HCC Insurance Holdings Inc	4,331,556
377,725	Horace Mann Educators Corp	5,276,818
13,625	Markel Corp * †	4,493,798
		$14,102,172

Machinery --- 6.30%
433,975	Blount International Inc †	4,109,743
188,650	IDEX Corp *	5,272,768
		$9,382,511

Office Equipment & Supplies --- 6.09%
159,200	Herman Miller Inc *	2,692,072
568,150	Interface Inc Class A	4,715,645
268,700	Steelcase Inc Class A	1,668,627
		$9,076,344

Printing & Publishing --- 12.60%
667,200	Gannett Co Inc *	8,346,672
961,600	Lee Enterprises Inc	2,644,400
1,133,475	McClatchy Co Class A *	2,901,696
162,900	Meredith Corp *	4,877,226
		$18,769,994

Real Estate --- 8.24%
477,575	CB Richard Ellis Group Inc Class A * †	5,606,731
140,938	Jones Lang LaSalle Inc *	6,676,233
		$12,282,964

Restaurants --- 2.63%
134,650	Bob Evans Farms Inc	3,912,929
		$3,912,929

Specialized Services --- 9.72%
207,975	Hewitt Associates Inc Class A †	7,576,529
133,131	Matthews International Corp Class A	4,710,175
127,375	Sotheby's *	2,194,671
		$14,481,375

TOTAL COMMON STOCK --- 95.06%		$141,635,763
(Cost $146,234,591)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

9,259,000	Federal Farm Credit Bank	9,259,000
	0.01% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 6.21%		$9,259,000
(Cost $9,259,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

47,637,455	BNP Paribas Securities Corp	47,637,455
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 31.97%		$47,637,455
(Cost $47,637,455)

OTHER ASSETS & LIABILITIES --- (33.24%)		$(49,542,615)

TOTAL NET ASSETS --- 100%		$148,989,603
(Cost $203,131,046)

Legend

*	A portion or all of the security is on loan at September 30, 2009.
†	Non-income Producing Security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2		Level 3		Total
Assets
Common Stock^	$141,635,763	$		$		$141,635,763
Short-term investments	47,637,455		9,259,000			56,896,455
Total	$189,273,218		$9,259,000		$-	$198,532,218

^Please see above Schedule of Investments for values in each industry.

At September 30, 2009, the U.S. Federal income tax cost basis was $210,131,092.  The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $21,823,086 and gross depreciation of securities in which there was an excess of tax cost over value of $33,421,960, resulting in net depreciation of $11,598,874.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.18%
55,195	Ducommun Inc	1,043,737
52,409	Teledyne Technologies Inc *	1,886,200
		$2,929,937

Agriculture --- 0.41%
137,973	Darling International Inc *	1,014,102
		$1,014,102

Air Freight --- 0.79%
61,639	Atlas Air Worldwide Holdings Inc *	1,970,599
		$1,970,599

Auto Parts & Equipment --- 0.56%
81,275	Goodyear Tire & Rubber Co *	1,384,113
		$1,384,113

Banks --- 6.04%
66,495	Bank of the Ozarks Inc	1,764,112
110,518	First Horizon National Corp	1,462,153
59,431	Glacier Bancorp Inc †	887,899
22,341	Hancock Holding Co	839,352
52,254	Iberiabank Corp	2,380,692
34,949	Metro Bancorp Inc * †	425,329
59,783	Prosperity Bancshares Inc	2,079,851
79,811	Signature Bank *	2,314,519
70,701	Southwest Bancorp Inc	992,642
254,317	Sterling Bancshares Inc	1,859,057
		$15,005,606

Biotechnology --- 0.60%
16,544	Mettler-Toledo International Inc *	1,498,721
		$1,498,721

Broadcast/Media --- 0.61%
65,612	Alloy Inc *	444,193
51,834	Arbitron Inc	1,076,074
		$1,520,267

Building Materials --- 0.80%
57,407	Armstrong World Industries Inc *	1,978,245
		$1,978,245

Chemicals --- 3.16%
73,906	Calgon Carbon Corp *	1,096,026
166,968	Ferro Corp	1,486,015
53,176	Koppers Holdings Inc	1,576,668
49,843	LSB Industries Inc *	776,056
10,973	Minerals Technologies Inc	521,876
66,575	Olin Corp	1,161,068
66,535	RPM International Inc	1,230,232
		$7,847,941

Communications - Equipment --- 3.67%
122,246	ADC Telecommunications Inc *	1,019,532
61,735	ADTRAN Inc	1,515,594
45,037	Anaren Inc *	765,629
63,043	Avocent Corp *	1,277,882
91,291	Brocade Communications Systems Inc *	717,547
53,847	CommScope Inc *	1,611,641
98,173	Harris Stratex Networks Inc *	687,211
92,531	Tekelec *	1,520,284
		$9,115,320

Computer Hardware & Systems --- 0.28%
52,431	Intevac Inc *	704,673
		$704,673

Computer Software & Services --- 2.62%
35,227	Informatica Corp *	795,426
11,603	MicroStrategy Inc Class A *	830,078
41,661	Progress Software Corp *	943,622
73,200	Quest Software Inc *	1,233,420
47,150	Sybase Inc *	1,834,135
107,684	United Online Inc	865,779
		$6,502,460

Conglomerates --- 0.36%
33,700	Raven Industries Inc	900,801
		$900,801

Containers --- 1.19%
56,464	Myers Industries Inc	608,117
49,986	Rock-Tenn Co Class A	2,354,841
		$2,962,958

Cosmetics & Personal Care --- 0.55%
48,939	Alberto-Culver Co	1,354,631
		$1,354,631

Distributors --- 0.19%
16,288	Core-Mark Holding Co Inc *	465,837
		$465,837

Electric Companies --- 2.79%
65,805	ALLETE Inc	2,209,074
38,457	ITC Holdings Corp	1,747,871
57,459	Portland General Electric Co	1,133,091
70,212	UIL Holdings Corp	1,852,895
		$6,942,931

Electronic Instruments & Equipment --- 2.73%
39,000	Baldor Electric Co	1,066,260
44,482	Encore Wire Corp	993,728
68,271	GrafTech International Ltd *	1,003,584
73,247	II-VI Inc *	1,863,403
36,520	Littelfuse Inc *	958,285
112,336	Vishay Intertechnology Inc *	887,454
		$6,772,714

Electronics - Semiconductor --- 3.99%
54,020	Applied Micro Circuits Corp *	539,660
240,411	Atmel Corp *	1,007,322
66,570	Cohu Inc	902,689
273,821	Entegris Inc *	1,355,414
200,012	ON Semiconductor Corp *	1,650,099
62,456	Semtech Corp *	1,062,377
157,349	Teradyne Inc *	1,455,478
250,214	TriQuint Semiconductor Inc *	1,931,652
		$9,904,691

Engineering & Construction --- 0.80%
34,207	Eagle Materials Inc	977,636
47,854	MYR Group Inc *	1,009,241
		$1,986,877

Financial Services --- 2.27%
93,119	Fifth Street Finance Corp	1,017,791
42,137	JMP Group Inc	407,044
44,238	Legg Mason Inc	1,372,705
143,148	PHH Corp *	2,840,056
		$5,637,596

Food & Beverages --- 2.73%
60,414	Flowers Foods Inc	1,588,284
52,542	J&J Snack Foods Corp	2,269,289
26,429	Ralcorp Holdings Inc *	1,545,304
97,243	Spartan Stores Inc	1,374,043
		$6,776,920

Gold, Metals & Mining --- 1.31%
94,593	Horsehead Holding Corp *	1,108,630
50,404	Reliance Steel & Aluminum Co	2,145,194
		$3,253,824

Health Care Related --- 1.44%
24,848	Corvel Corp *	705,683
31,673	MEDNAX Inc *	1,739,481
28,659	MWI Veterinary Supply Inc *	1,144,927
		$3,590,091

Hotels/Motels --- 0.51%
78,228	Wyndham Worldwide Corp	1,276,681
		$1,276,681

Household Goods --- 1.39%
53,495	Jarden Corp	1,501,605
100,465	Leggett & Platt Inc	1,949,021
		$3,450,626

Insurance Related --- 6.67%
29,143	American Physicians Capital Inc	839,610
66,977	Aspen Insurance Holdings Ltd	1,772,881
35,150	Hanover Insurance Group Inc	1,452,750
88,395	HCC Insurance Holdings Inc	2,417,603
30,459	Navigators Group Inc *	1,675,245
27,887	ProAssurance Corp *	1,455,423
36,866	Reinsurance Group of America Inc	1,644,224
29,683	RLI Corp	1,566,669
70,266	WR Berkley Corp	1,776,324
63,656	Zenith National Insurance Corp	1,966,970
		$16,567,699

Investment Bank/Brokerage Firm --- 1.92%
59,160	Investment Technology Group Inc *	1,651,747
56,636	Stifel Financial Corp *	3,109,317
		$4,761,064

Leisure & Entertainment --- 1.81%
78,687	Dover Downs Gaming & Entertainment Inc	448,516
92,256	Isle of Capri Casinos Inc *	1,087,698
250,083	Live Nation Inc *	2,048,180
33,403	Penn National Gaming Inc *	923,927
		$4,508,321

Machinery --- 4.49%
129,805	Actuant Corp Class A	2,084,668
91,291	Albany International Corp Class A	1,771,045
90,511	Altra Holdings Inc *	1,012,818
44,020	Colfax Corp *	467,933
49,946	Dynamic Materials Corp	996,922
98,219	John Bean Technologies Corp	1,784,639
9,946	Middleby Corp *	547,130
27,994	Tennant Co	813,506
45,085	Wabtec Corp	1,692,040
		$11,170,701

Manufacturing --- 0.64%
71,778	Methode Electronics Inc	622,315
84,217	TTM Technologies Inc *	965,969
		$1,588,284

Medical Products --- 1.74%
68,085	Medical Action Industries Inc *	821,786
40,844	Teleflex Inc	1,973,174
37,933	West Pharmaceutical Services Inc	1,540,459
		$4,335,419

Miscellaneous --- 0.34%
39,424	McGrath Rentcorp	838,548
		$838,548

Oil & Gas --- 6.01%
46,016	Arena Resources Inc *	1,633,568
50,679	Berry Petroleum Co Class A	1,357,184
53,535	Comstock Resources Inc *	2,145,683
49,440	Hornbeck Offshore Services Inc *	1,362,566
15,434	Lufkin Industries Inc	820,780
98,448	Mariner Energy Inc *	1,395,993
41,387	Oceaneering International Inc *	2,348,712
130,339	Penn Virginia Corp	2,986,067
28,325	Seahawk Drilling Inc * †	880,624
		$14,931,177

Paper & Forest Products --- 0.58%
21,339	Clearwater Paper Corp *	881,941
12,204	Deltic Timber Corp	558,577
		$1,440,518

Personal Loans --- 0.87%
135,714	Dollar Financial Corp *	2,174,138
		$2,174,138

Pharmaceuticals --- 2.48%
74,469	Endo Pharmaceuticals Holdings Inc *	1,685,233
102,486	Obagi Medical Products Inc *	1,188,838
96,902	Perrigo Co	3,293,699
		$6,167,770

Pollution Control --- 3.91%
101,923	ABM Industries Inc	2,144,460
40,195	American Ecology Corp	751,647
219,307	Rollins Inc	4,133,937
44,850	Team Inc *	760,207
66,891	Waste Connections Inc *	1,930,474
		$9,720,725

Printing & Publishing --- 2.11%
80,038	Dolan Media Co *	959,656
67,404	John Wiley & Sons Inc Class A	2,344,311
79,382	Scholastic Corp	1,932,158
		$5,236,125

Railroads --- 0.62%
51,047	Genesee & Wyoming Inc *	1,547,745
		$1,547,745

Real Estate --- 5.86%
98,049	American Campus Communities Inc REIT	2,632,616
175,381	Capstead Mortgage Corp REIT	2,439,550
417,414	Chimera Investment Corp REIT	1,594,521
45,558	Digital Realty Trust Inc REIT	2,082,456
143,847	Forestar Group Inc *	2,471,291
59,124	National Retail Properties Inc REIT	1,269,392
72,575	Potlatch Corp REIT	2,064,759
		$14,554,585

Restaurants --- 0.97%
47,397	Bob Evans Farms Inc	1,377,357
66,481	California Pizza Kitchen Inc *	1,038,433
		$2,415,790

Retail --- 3.14%
43,351	Genesco Inc *	1,043,459
119,914	HSN Inc *	1,952,200
52,354	Jo-Ann Stores Inc *	1,404,658
294,004	Sally Beauty Holding Inc *	2,090,368
125,378	Sonic Automotive Inc †	1,316,469
		$7,807,154

Savings & Loans --- 0.88%
76,049	Washington Federal Inc	1,282,186
106,285	Westfield Financial Inc	900,234
		$2,182,420

Specialized Services --- 5.63%
46,937	Brink's Co	1,263,075
125,769	Broadridge Financial Solutions Inc	2,527,957
33,027	Global Payments Inc	1,542,361
58,207	Hillenbrand Inc	1,185,677
58,391	Lender Processing Services Inc	2,228,784
53,373	SRA International Inc Class A *	1,152,323
134,288	Standard Parking Corp *	2,348,697
59,182	Wright Express Corp *	1,746,461
		$13,995,335

Textiles --- 2.77%
101,165	Carter's Inc *	2,701,106
71,773	FGX International Holdings Ltd *	1,001,233
67,717	Fossil Inc *	1,926,549
87,093	Movado Group Inc	1,265,461
		$6,894,349

Transportation --- 0.81%
27,785	Con-way Inc	1,064,721
17,143	Kirby Corp *	631,205
20,108	Saia Inc *	323,337
		$2,019,263

Utilities --- 1.66%
50,359	NorthWestern Corp	1,230,270
115,385	UGI Corp	2,891,548
		$4,121,818

Water --- 0.43%
70,923	Middlesex Water Co	1,069,519
		$1,069,519

TOTAL COMMON STOCK --- 99.31%		$246,797,629
(Cost $213,730,782)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,205,367	BNP Paribas Securities Corp	2,205,367
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 0.89%		$2,205,367
(Cost $2,205,367)

OTHER ASSETS & LIABILITIES --- (0.20%)		$(487,247)

TOTAL NET ASSETS --- 100%		$248,515,749
(Cost $215,936,149)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2009.
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, 100% of the Portfolio’s investments were valued using Level 1 inputs.  Please see above Schedule of Investments for values in each industry.

At September 30, 2009, the U.S. Federal income tax cost basis was $218,116,349.  The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $39,970,352 and gross depreciation of securities in which there was an excess of tax cost over value of $9,083,705, resulting in net appreciation of $30,886,647.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 0.34%
1,550,000	Bombardier Inc	1,301,079
	7.35% December 22, 2026
		$1,301,079

Agriculture --- 0.28%
1,055,000	Corn Products International Inc	1,065,001
	6.63% April 15, 2037
		$1,065,001

Air Freight --- 0.79%
913,951	Atlas Air Worldwide Holdings Inc *	639,766
	8.77% January 2, 2011
361,496	Atlas Air Worldwide Holdings Inc	321,731
	9.06% January 2, 2014
1,368,461	Atlas Air Worldwide Holdings Inc	1,163,192
	7.68% January 2, 2014
1,192,308	Atlas Air Worldwide Holdings Inc *	894,231
	7.63% January 2, 2015
		$3,018,920

Airlines --- 1.11%
700,000	American Airlines Inc	698,250
	7.32% October 15, 2009
30,097	American Airlines Inc	19,751
	8.04% September 16, 2011
420,000	AMR Corp	443,625
	6.25% October 15, 2014
526,292	Continental Airlines Inc	436,823
	7.37% December 15, 2015
73,743	Continental Airlines Inc	64,894
	8.31% April 2, 2018
1,056,574	Delta Air Lines Inc	860,580
	8.95% August 10, 2014
600,000	Delta Air Lines Inc †	600,000
	9.50% September 15, 2014
705,000	Qantas Airways Ltd †	693,312
	6.05% April 15, 2016
482,433	UAL	400,419
	6.64% July 2, 2022
		$4,217,654

Automobiles --- 0.87%
1,735,000	Ford Motor Co	1,249,200
	6.38% February 1, 2029
2,175,000	Ford Motor Co ‡	1,761,750
	7.45% July 16, 2031
215,000	Ford Motor Co	161,250
	7.13% November 15, 2025
225,000	Ford Motor Co	162,000
	6.63% October 1, 2028
		$3,334,200

Banks --- 1.18%
2,045,000	AgriBank FCB ‡‡	2,211,696
	9.13% July 15, 2019
1,830,000	BAC Capital Trust VI	1,418,964
	5.63% March 8, 2035
1,000,000	Keycorp Capital III	885,335
	7.75% July 15, 2029
		$4,515,995

Biotechnology --- 0.17%
289,000	Affymetrix Inc	232,645
	3.50% January 15, 2038
250,000	Human Genome Sciences Inc	311,563
	2.25% August 15, 2012
90,000	Incyte Corp	87,750
	3.50% February 15, 2011
		$631,958

Broadcast/Media --- 2.03%
1,710,000	Comcast Corp	1,653,859
	5.65% June 15, 2035
755,000	Comcast Corp	799,461
	6.45% March 15, 2037
120,000	Historic TW Inc	123,131
	6.63% May 15, 2029
82,265	Liberty Media LLC	50,490
	3.50% January 15, 2031
860,000	News America Inc	841,464
	6.15% March 1, 2037
1,130,000	News America Inc	1,111,781
	6.20% December 15, 2034
75,000	Time Warner Inc	84,056
	7.63% April 15, 2031
2,925,000	Viacom Inc	3,089,955
	6.88% April 30, 2036
		$7,754,197

Building Materials --- 0.60%
865,000	Owens Corning Inc	708,767
	7.00% December 1, 2036
575,000	Owens Corning Inc	561,023
	6.50% December 1, 2016
1,220,000	USG Corp	1,037,000
	6.30% November 15, 2016
		$2,306,790

Canadian - Federal --- 12.25%
9,700,000	Government of Canada	9,280,073
	2.75% December 1, 2010
9,500,000	Government of Canada	11,312,688
	5.75% June 1, 2033
7,880,000	Government of Canada	7,965,376
	4.25% June 1, 2018
13,645,000	Government of Canada	13,909,194
	5.25% June 1, 2012
4,340,000	Government of Canada	4,265,859
	3.75% June 1, 2012
		$46,733,190

Canadian - Provincial --- 0.72%
2,625,736	Province of Alberta	2,736,612
	5.93% September 16, 2016
		$2,736,612

Chemicals --- 2.51%
3,175,000	Chevron Phillips Chemical Co LLC †	3,834,489
	8.25% June 15, 2019
535,000	Hercules Inc	297,594
	6.50% June 30, 2029
480,000	Hexion Specialty Chemicals Inc	297,600
	9.20% March 15, 2021
2,220,000	Hexion Specialty Chemicals Inc	1,243,200
	7.88% February 15, 2023
3,675,000	Methanex Corp	3,122,732
	6.00% August 15, 2015
750,000	Methanex Corp	768,750
	8.75% August 15, 2012
		$9,564,365

Communications - Equipment --- 0.31%
375,000	Motorola Inc	314,062
	6.63% November 15, 2037
325,000	Motorola Inc	268,064
	6.50% November 15, 2028
325,000	Motorola Inc	178,447
	5.22% October 1, 2097
798,000	Nortel Networks Corp * @	438,900
	2.13% April 15, 2014
		$1,199,473

Computer Hardware & Systems --- 0.05%
200,000	Maxtor Corp ‡‡	182,000
	5.75% March 1, 2012
		$182,000

Conglomerates --- 0.53%
620,000	Textron Inc	628,270
	7.25% October 1, 2019
920,000	Textron Inc	923,642
	6.20% March 15, 2015
500,000	Textron Inc	465,573
	5.60% December 1, 2017
		$2,017,485

Electric Companies --- 2.41%
1,403,347	Bruce Mansfield Unit ‡‡	1,370,481
	6.85% June 1, 2034
50,000	Commonwealth Edison Co ‡‡	49,924
	4.75% December 1, 2011
945,000	Energy Future Holdings Corp	425,072
	6.55% November 15, 2034
1,010,000	Energy Future Holdings Corp	467,145
	6.50% November 15, 2024
395,000	Energy Future Holdings Corp	269,567
	5.55% November 15, 2014
2,440,000	Illinois Power Co	2,621,116
	6.25% April 1, 2018
210,000	NiSource Finance Corp	219,906
	6.15% March 1, 2013
1,820,000	NiSource Finance Corp	1,816,608
	6.40% March 15, 2018
347,500	Quezon Power Philippines Ltd	324,913
	8.86% June 15, 2017
250,000	SP PowerAssets Ltd	180,418
	3.73% October 22, 2010
455,000	White Pine Hydro LLC † ‡‡	332,008
	6.96% July 10, 2037
300,000	White Pine Hydro LLC † ‡‡	258,727
	6.31% July 10, 2017
1,000,000	White Pine Hydro Portfolio LLC † ‡‡	880,733
	7.26% July 20, 2015
		$9,216,618

Electronic Instruments & Equipment --- 2.04%
1,500,000	Agilent Technologies Inc	1,560,960
	6.50% November 1, 2017
1,630,000	Arrow Electronics Inc	1,761,054
	6.88% July 1, 2013
1,220,000	Avnet Inc	1,268,430
	5.88% March 15, 2014
245,000	Avnet Inc	257,461
	6.63% September 15, 2016
1,850,000	Avnet Inc	1,904,686
	6.00% September 1, 2015
950,000	Corning Inc	1,002,321
	7.25% August 15, 2036
40,000	Richardson Electronics Ltd	35,600
	7.75% December 15, 2011
		$7,790,512

Electronics - Semiconductor --- 1.74%
20,000	Amkor Technology Inc	20,000
	7.75% May 15, 2013
6,090,000	Intel Corp †	6,508,687
	3.25% August 1, 2039
60,000	Intel Corp	53,550
	2.95% December 15, 2035
65,000	Kulicke & Soffa Industries Inc	61,669
	1.00% June 30, 2010
		$6,643,906

Financial Services --- 5.68%
1,000,000	Associates Corp of North America	978,372
	6.95% November 1, 2018
250,000	Caterpillar Financial Services Corp	274,079
	6.13% February 17, 2014
1,000,000	CIT Group Inc	914,599
	3.80% November 14, 2012
789,000	CIT Group Inc	473,155
	5.80% October 1, 2036
360,000	CIT Group Inc	310,817
	5.00% May 13, 2014
250,000	CIT Group Inc	232,308
	4.25% September 22, 2011
1,000,000	CIT Group Inc	942,914
	5.50% December 1, 2014
55,000	CIT Group Inc	35,234
	5.13% September 30, 2014
126,000	CIT Group Inc ‡	80,486
	5.00% February 13, 2014
146,000	CIT Group Inc ‡	91,295
	5.65% February 13, 2017
88,000	CIT Group Inc	57,757
	5.40% February 13, 2012
46,000	CIT Group Inc	28,999
	5.40% January 30, 2016
29,000	CIT Group Inc	18,573
	5.00% February 1, 2015
100,000	Citigroup Inc	85,820
	6.13% August 25, 2036
260,000	Citigroup Inc	226,695
	5.88% May 29, 2037
185,000	Citigroup Inc	158,796
	5.85% December 11, 2034
1,555,000	Citigroup Inc	1,607,699
	6.38% August 12, 2014
5,255,000	General Electric Capital Corp	3,629,011
	6.50% September 28, 2015
400,000	General Electric Capital Corp	277,138
	6.75% September 26, 2016
552,000	GMAC LLC †	416,760
	8.00% December 31, 2018
979,000	GMAC LLC †	788,095
	8.00% November 1, 2031
255,000	GMAC LLC †	223,125
	7.50% December 31, 2013
159,000	GMAC LLC †	135,150
	6.75% December 1, 2014
37,900,127,200	JPMorgan Chase & Co † §	3,066,123
	Zero Coupon
	9.34% April 12, 2012
12,275,000	JPMorgan Chase Bank NA §	6,525,511
	Zero Coupon
	13.87% May 17, 2010
114,000	Textron Financial Corp	106,153
	5.13% August 15, 2014
		$21,684,664

Food & Beverages --- 1.45%
360,000	Albertson's Inc	323,100
	8.00% May 1, 2031
755,000	Albertson's Inc	583,237
	6.63% June 1, 2028
580,000	Albertson's Inc	516,200
	7.75% June 15, 2026
4,545,000	Albertson's Inc	3,908,700
	7.45% August 1, 2029
210,000	Sara Lee Corp	213,773
	6.13% November 1, 2032
		$5,545,010

Foreign Banks --- 2.50%
125,000,000	Barclays Financial LLC †	3,795,645
	4.16% February 22, 2010
3,020,000,000	Barclays Financial LLC †	2,587,728
	4.06% September 16, 2010
49,000,000	Barclays Financial LLC †	1,490,973
	4.10% March 22, 2010
17,433,642,500	JP Morgan Chase London † §	1,657,322
	Zero Coupon
	12.19% October 21, 2010
		$9,531,668

Foreign Governments --- 5.09%
4,290,000	Government of Australia	3,898,631
	7.00% December 1, 2010
2,000,000	Government of Australia	1,799,125
	6.00% May 1, 2012
2,935,000	Government of Australia	2,646,896
	6.00% June 14, 2011
80,000,000	Government of Mexico	5,812,254
	8.00% December 7, 2023
28,530,000	Government of Norway	5,021,756
	4.25% May 19, 2017
1,280,000	Government of Norway	235,496
	5.00% May 15, 2015
		$19,414,158

Gold, Metals & Mining --- 0.09%
255,000	Alcoa Inc	222,414
	6.75% January 15, 2028
140,000	Alcoa Inc	121,379
	5.87% February 23, 2022
		$343,793

Health Care Related --- 2.65%
290,000	CIGNA Corp	290,788
	6.35% March 15, 2018
80,000	HCA Inc	76,600
	6.75% July 15, 2013
2,035,000	HCA Inc	1,943,425
	6.25% February 15, 2013
250,000	HCA Inc	240,000
	6.30% October 1, 2012
725,000	HCA Inc	560,988
	7.50% November 6, 2033
130,000	HCA Inc	115,375
	6.50% February 15, 2016
150,000	HCA Inc	133,500
	6.38% January 15, 2015
45,000	HCA Inc	39,713
	5.75% March 15, 2014
765,000	HCA Inc	621,222
	7.69% June 15, 2025
150,000	HCA Inc	138,936
	7.19% November 15, 2015
575,000	HCA Inc	467,899
	8.36% April 15, 2024
2,505,000	HCA Inc	1,899,845
	7.05% December 1, 2027
175,000	HCA Inc	137,164
	7.75% July 15, 2036
1,115,000	HCA Inc	902,081
	7.58% September 15, 2025
395,000	HCA Inc	318,871
	7.50% December 15, 2023
2,410,000	Owens & Minor Inc ‡‡	2,172,897
	6.35% April 15, 2016
55,000	Tenet Healthcare Corp	42,900
	6.88% November 15, 2031
		$10,102,204

Homebuilding --- 3.63%
3,295,000	DR Horton Inc	3,072,587
	5.25% February 15, 2015
5,000	DR Horton Inc	4,919
	6.50% April 15, 2016
405,000	DR Horton Inc	390,825
	5.63% September 15, 2014
1,070,000	DR Horton Inc	1,000,450
	5.63% January 15, 2016
80,000	K Hovnanian Enterprises Inc	60,000
	6.25% January 15, 2016
25,000	K Hovnanian Enterprises Inc	19,000
	6.38% December 15, 2014
20,000	K Hovnanian Enterprises Inc	15,600
	6.50% January 15, 2014
1,340,000	Lennar Corp	1,259,600
	6.50% April 15, 2016
1,925,000	Lennar Corp	1,775,812
	5.60% May 31, 2015
3,615,000	Pulte Homes Inc	2,729,325
	6.00% February 15, 2035
450,000	Pulte Homes Inc	427,500
	5.20% February 15, 2015
695,000	Pulte Homes Inc	535,150
	6.38% May 15, 2033
2,665,000	Toll Brothers Finance Corp	2,562,675
	5.15% May 15, 2015
		$13,853,443

Household Goods --- 0.01%
31,000	Dixie Group Inc ‡	25,420
	7.00% May 15, 2012
		$25,420

Independent Power Producer --- 0.06%
240,000	AES Corp	241,800
	7.75% March 1, 2014
		$241,800

Insurance Related --- 1.75%
415,000	Allstate Corp	440,280
	5.95% April 1, 2036
850,000	Marsh & McLennan Cos Inc	884,559
	5.38% July 15, 2014
555,000	Marsh & McLennan Cos Inc	585,251
	5.75% September 15, 2015
125,000	Marsh & McLennan Cos Inc	114,879
	5.88% August 1, 2033
590,000	MBIA Insurance Corp † ‡ **	259,600
	14.00% January 15, 2033
1,600,000	MetLife Inc	1,928,000
	10.75% August 1, 2039
3,005,000	Mutual of Omaha Insurance Co †	2,458,330
	6.80% June 15, 2036
		$6,670,899

Investment Bank/Brokerage Firm --- 0.29%
1,065,000	Goldman Sachs Group Inc	1,120,287
	6.15% April 1, 2018
		$1,120,287

Machinery --- 1.09%
3,630,000	Case New Holland Inc †	3,611,850
	7.75% September 1, 2013
665,000	Toro Co ‡‡	530,105
	6.63% May 1, 2037
		$4,141,955

Medical Products --- 0.04%
160,000	Boston Scientific Corp	160,400
	5.45% June 15, 2014
		$160,400

Office Equipment & Supplies --- 0.19%
750,000	Xerox Capital Trust I	733,125
	8.00% February 1, 2027
		$733,125

Oil & Gas --- 5.80%
2,055,000	Anadarko Petroleum Corp	2,121,773
	6.45% September 15, 2036
2,335,000	Anadarko Petroleum Corp	2,474,070
	5.95% September 15, 2016
995,000	Connacher Oil & Gas Ltd †	810,925
	10.25% December 15, 2015
1,200,000	DCP Midstream LLC †	1,086,877
	6.45% November 3, 2036
250,000	El Paso Corp	229,280
	7.80% August 1, 2031
2,000,000	El Paso Corp	1,663,712
	6.95% June 1, 2028
990,000	Enterprise Products Operating LP	1,066,312
	6.30% September 15, 2017
2,220,000	NGC Corp Capital Trust I	999,000
	8.32% June 1, 2027
415,000	NGC Corp Dynegy Holdings Inc	284,275
	7.63% October 15, 2026
180,000	NGC Corp Dynegy Holdings Inc	138,600
	7.13% May 15, 2018
1,005,000	North American Energy Partners Inc	984,900
	8.75% December 1, 2011
1,500,000	Pioneer Natural Resources Co	1,301,883
	7.20% January 15, 2028
2,750,000	Plains All American Pipeline LP	2,896,537
	6.65% January 15, 2037
1,275,000	Plains All American Pipeline LP/PAA Finance Corp	1,323,377
	6.13% January 15, 2017
2,425,000	Questar Market Resources Inc/PAA Finance Corp	2,486,091
	6.80% April 1, 2018
975,000	Talisman Energy Inc	994,632
	6.25% February 1, 2038
365,000	Talisman Energy Inc	351,073
	5.85% February 1, 2037
110,000	Weatherford International Ltd	112,100
	6.50% August 1, 2036
776,000	Williams Cos Inc	792,592
	7.50% January 15, 2031
		$22,118,009

Other Asset-Backed --- 0.80%
2,520,000	Citibank Credit Card Issuance Trust	2,606,857
	Series 2008-C6 Class C6
	6.30% June 20, 2014
500,000	Community Program Loan Trust	450,586
	Series 1987-A Class A5
	4.50% April 1, 2029
		$3,057,443

Paper & Forest Products --- 2.31%
120,000	Georgia-Pacific LLC	121,200
	8.88% May 15, 2031
540,000	Georgia-Pacific LLC	534,600
	8.00% January 15, 2024
635,000	Georgia-Pacific LLC	565,150
	7.25% June 1, 2028
5,850,000	Georgia-Pacific LLC	5,382,000
	7.75% November 15, 2029
1,075,000	International Paper Co	1,075,529
	5.25% April 1, 2016
685,000	Westvaco Corp	670,877
	7.95% February 15, 2031
490,000	Westvaco Corp	480,624
	8.20% January 15, 2030
		$8,829,980

Personal Loans --- 2.74%
1,910,000	American General Finance Corp	1,335,818
	6.90% December 15, 2017
3,350,000	Ford Motor Credit Co LLC ‡	3,219,340
	8.00% June 1, 2014
415,000	Ford Motor Credit Co LLC	398,469
	7.50% August 1, 2012
165,000	Ford Motor Credit Co LLC	160,250
	7.25% October 25, 2011
1,245,000	Ford Motor Credit Co LLC	1,168,574
	7.00% October 1, 2013
3,725,000	SLM Corp	2,970,688
	8.45% June 15, 2018
285,000	SLM Corp	276,924
	4.50% July 26, 2010
1,120,000	SLM Corp	933,809
	5.38% January 15, 2013
		$10,463,872

Pharmaceuticals --- 1.73%
1,735,000	Elan Finance PLC/Elan Finance Corp	1,748,013
	8.88% December 1, 2013
3,530,000	Elan Finance PLC/Elan Finance Corp	3,596,188
	7.75% November 15, 2011
385,000	Nektar Therapeutics	349,387
	3.25% September 28, 2012
840,000	Valeant Pharmaceuticals International	904,050
	4.00% November 15, 2013
		$6,597,638

Railroads --- 0.95%
3,245,000	CSX Corp	3,346,458
	6.00% October 1, 2036
386,000	Missouri Pacific Railroad Co ‡‡	262,480
	5.00% January 1, 2045
		$3,608,938

Real Estate --- 3.05%
850,000	Camden Property Trust	804,226
	5.70% May 15, 2017
135,000	Duke Realty LP	124,439
	5.95% February 15, 2017
50,000	Equity Residential	48,789
	5.13% March 15, 2016
2,640,000	Highwoods Realty LP	2,325,138
	5.85% March 15, 2017
2,200,000	Highwoods Realty LP	2,105,250
	7.50% April 15, 2018
935,000	Host Hotels & Resorts LP †	859,031
	2.63% April 15, 2027
90,000	iStar Financial Inc	62,100
	5.65% September 15, 2011
375,000	iStar Financial Inc	213,750
	5.95% October 15, 2013
1,565,000	iStar Financial Inc	985,950
	8.63% June 1, 2013
60,000	iStar Financial Inc	32,400
	5.70% March 1, 2014
20,000	iStar Financial Inc	10,450
	6.05% April 15, 2015
20,000	iStar Financial Inc	11,000
	5.88% March 15, 2016
1,905,000	ProLogis	1,626,394
	1.88% November 15, 2037
395,000	ProLogis	364,740
	6.63% May 15, 2018
2,060,000	ProLogis	1,856,575
	2.25% April 1, 2037
60,000	ProLogis	54,523
	5.63% November 15, 2015
50,000	ProLogis	44,724
	5.75% April 1, 2016
125,000	Simon Property Group LP	128,468
	6.10% May 1, 2016
		$11,657,947

Retail --- 2.28%
500,000	Dillard's Inc	380,000
	6.63% January 15, 2018
1,000,000	Dillard's Inc	705,000
	7.75% July 15, 2026
500,000	Dillard's Inc	365,000
	7.88% January 1, 2023
850,000	Foot Locker Inc	803,250
	8.50% January 15, 2022
3,396,000	Home Depot Inc	3,294,820
	5.88% December 16, 2036
445,000	JC Penney Corp Inc	367,125
	6.38% October 15, 2036
525,000	Macy's Retail Holdings Inc	413,618
	6.38% March 15, 2037
540,000	Toys R Us Inc	518,400
	7.88% April 15, 2013
2,125,000	Toys R Us Inc	1,848,750
	7.38% October 15, 2018
		$8,695,963

Specialized Services --- 1.51%
400,000	DP World Ltd †	351,796
	6.85% July 2, 2037
695,986	PF Export Receivable Master Trust †	723,826
	6.44% June 1, 2015
194,389	Power Receivable Finance LLC †	198,449
	6.29% January 1, 2012
1,125,000	Ranhill Labuan Ltd †	900,000
	12.50% October 26, 2011
50,000	United Rentals North America Inc	43,500
	7.00% February 15, 2014
90,000	United Rentals North America Inc	85,050
	1.88% October 15, 2023
150,000	Virgin Media Finance PLC	154,125
	9.13% August 15, 2016
3,285,000	Western Union Co	3,297,621
	6.20% November 17, 2036
		$5,754,367

Supranationals --- 4.98%
17,325,000	Inter-American Development Bank	12,457,544
	6.00% December 15, 2017
9,600,000	International Bank for Reconstruction & Development	6,549,099
	1.43% March 5, 2014
		$19,006,643

Telephone & Telecommunications --- 5.55%
250,000	Alcatel-Lucent USA Inc	190,312
	6.50% January 15, 2028
4,555,000	Alcatel-Lucent USA Inc	3,467,494
	6.45% March 15, 2029
760,000	AT&T Corp	789,984
	6.50% March 15, 2029
405,000	AT&T Inc	413,901
	6.15% September 15, 2034
965,000	AT&T Inc	1,036,899
	6.50% September 1, 2037
170,000	Axtel SAB de CV †	172,550
	9.00% September 22, 2019
170,000	BellSouth Corp	172,222
	6.00% November 15, 2034
35,000	BellSouth Corp	37,464
	6.55% June 15, 2034
775,000	Embarq Corp	809,731
	8.00% June 1, 2036
2,670,000	Level 3 Communications Inc † ‡‡	2,830,200
	7.00% March 15, 2015
1,465,000	Level 3 Communications Inc	1,164,675
	3.50% June 15, 2012
295,000	Nextel Communications Inc	273,613
	6.88% October 31, 2013
910,000	Nextel Communications Inc	805,350
	5.95% March 15, 2014
400,000	Nextel Communications Inc	359,000
	7.38% August 1, 2015
1,580,000	Nortel Networks Capital Corp * @	884,800
	7.88% June 15, 2026
250,000	Nortel Networks Ltd * @	70,000
	6.88% September 1, 2023
150,000	Qwest Capital Funding Inc	126,750
	7.63% August 3, 2021
3,500,000	Qwest Capital Funding Inc	2,791,250
	7.75% February 15, 2031
500,000	Qwest Corp	431,250
	7.25% September 15, 2025
45,000	Qwest Corp	36,450
	6.88% September 15, 2033
744,000	Sprint Capital Corp	621,240
	6.88% November 15, 2028
380,000	Sprint Capital Corp	340,100
	6.90% May 1, 2019
130,000	Sprint Capital Corp	122,850
	8.75% March 15, 2032
606,000	Sprint Nextel Corp	540,855
	6.00% December 1, 2016
465,000	Telecom Italia Capital SA	475,133
	6.38% November 15, 2033
470,000	Telecom Italia Capital SA	458,188
	6.00% September 30, 2034
1,960,000	US West Capital Funding Inc	1,479,800
	6.88% July 15, 2028
250,000	US West Capital Funding Inc	205,625
	6.50% November 15, 2018
65,000	Verizon Maryland Inc	55,312
	5.13% June 15, 2033
		$21,162,998

Tobacco --- 1.78%
3,230,000	Altria Group Inc	3,946,918
	9.25% August 6, 2019
2,235,000	Reynolds American Inc	2,323,415
	6.75% June 15, 2017
545,000	Reynolds American Inc	539,777
	7.25% June 15, 2037
		$6,810,110

Transportation --- 0.35%
1,650,000	APL Ltd ‡‡	1,348,875
	8.00% January 15, 2024
		$1,348,875

U.S. Municipal --- 1.26%
1,870,000	Michigan Tobacco Settlement Finance Authority ‡‡	1,494,990
	7.31% June 1, 2034
4,620,000	Tobacco Settlement Financing Corp ‡‡	3,299,928
	6.71% June 1, 2046
		$4,794,918

Utilities --- 0.15%
500,000	EQT Corp	570,685
	8.13% June 1, 2019
		$570,685

TOTAL BONDS --- 89.69%		$342,277,167
(Cost $339,871,000)

COMMON STOCK

Shares		Value ($)

Biotechnology --- 0.81%
169,500	EPIX Pharmaceuticals Inc ‡‡	2,373
500	EPIX Pharmaceuticals Inc (rights) †† ‡‡~	0
81,282	Vertex Pharmaceuticals Inc ††	3,080,588
		$3,082,961

Containers --- 0.25%
26,029	Owens-Illinois Inc ††	960,470
		$960,470

Electronic Instruments & Equipment --- 0.21%
51,679	Corning Inc	791,206
		$791,206

Financial Services --- 0.02%
5,114	DWS High Income Trust	41,986
3,345	Van Kampen High Income Trust II	46,261
		$88,247

Oil & Gas --- 0.31%
42,007	Chesapeake Energy Corp	1,192,999
		$1,192,999

Pharmaceuticals --- –%
22,934	Valeant Pharmaceuticals International (warrants) †† ~	0
		$0

Unit Investment Trust --- 0.04%
23,247	Dreyfus High Yield Strategies Fund	82,527
7,484	Highland Credit Strategies Fund	47,523
		$130,050

TOTAL COMMON STOCK --- 1.64%		$6,245,933
(Cost $5,492,631)

PREFERRED STOCK

Shares		Value ($)

Agency --- 0.11%
2,400	Fannie Mae Series F ††	6,360
1,400	Fannie Mae Series H ††	3,906
3,350	Fannie Mae Series I ††	9,514
7,000	Fannie Mae Series K ††	19,950
1,700	Fannie Mae Series L ††	4,522
4,750	Fannie Mae Series M ††	12,112
2,150	Fannie Mae Series Q ††	3,376
3,800	Fannie Mae Series R ††	9,766
68,650	Fannie Mae Series S ††	110,526
2,200	Fannie Mae Series T ††	6,600
2,450	Freddie Mac Series O ††	6,688
3,100	Freddie Mac Series P ††	9,145
5,400	Freddie Mac Series U ††	9,180
36,950	Freddie Mac Series V ††	62,446
10,950	Freddie Mac Series W ††	19,710
14,450	Freddie Mac Series Y ††	26,299
50,750	Freddie Mac Series Z ††	91,858
		$411,958

Electric Companies --- 0.30%
5,650	AES Trust III	248,953
2,255	New York State Electric & Gas Corp	139,810
25,000	Southern California Edison Co	502,500
3,600	Union Electric Co	264,600
		$1,155,863

Financial Services --- 0.45%
1,484	Bank of America Corp	1,261,400
283	Preferred Blocker Inc †	164,573
9,608	Sovereign Capital Trust IV	290,642
		$1,716,615

Household Goods --- 0.29%
31,225	Newell Financial Trust Inc	1,104,584
		$1,104,584

Oil & Gas --- 0.07%
415	Chesapeake Energy Corp ‡	34,082
7,000	El Paso Energy Capital Trust I	234,063
		$268,145

Real Estate --- 0.01%
2,000	FelCor Lodging Trust Inc	23,000
		$23,000

Telephone & Telecommunications --- 0.21%
1,070	Lucent Technologies Capital Trust 1	821,225
		$821,225

Utilities --- 0.01%
228	MDU Resources Group Inc	22,423
300	Xcel Energy Inc	18,606
		$41,029

TOTAL PREFERRED STOCK --- 1.45%		$5,542,419
(Cost $8,048,374)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

20,966,000	Federal Farm Credit Bank	20,966,000
	0.01% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 5.49%		$20,966,000
(Cost $20,966,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,252,434	BNP Paribas Securities Corp	2,252,434
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 0.59%		$2,252,434
(Cost $2,252,434)

OTHER ASSETS & LIABILITIES --- 1.14%		$4,351,507

TOTAL NET ASSETS --- 100%		$381,635,460
(Cost $376,630,439)

Legend

*	Security in default at September 30, 2009.
†
The Maxim Loomis Sayles Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2009 were $39,523,222, $41,696,884 and 10.93%, respectively.

‡	A portion or all of the security is on loan at September 30, 2009.
‡‡
The Maxim Loomis Sayles Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2009 were $18,942,642, $17,227,418 and 4.51%, respectively.

@	Security in bankruptcy at September 30, 2009.
§	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
**	Represents the current interest rate for variable rate security.
~	Security has no market value at September 30, 2009.
††	Non-income Producing Security

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3	Total
Assets
Bonds
Corporate	$		$236,618,320	$9,915,883	$246,534,203
Foreign government			68,883,960		68,883,960
Obligation of U.S. states and their subdivisions			4,794,918		4,794,918
Other debt			22,064,086		22,064,086
Common Stock
Biotechnology		3,082,961			3,082,961
Containers		960,470			960,470
Electronic instruments & equipment		791,206			791,206
Financial services		88,247			88,247
Oil & gas		1,192,999			1,192,999
Unit investment trust		130,050			130,050
Preferred Stock
Agency		46,719	365,239		411,958
Electric companies		906,910	248,953		1,155,863
Financial services			1,716,615		1,716,615
Household services			1,104,584		1,104,584
Oil & gas			268,145		268,145
Real estate				23,000	23,000
Telephone & telecommunications			821,225		821,225
Utilities		18,606	22,423		41,029
Short-term investments		2,252,434	20,966,000		23,218,434
Total		$9,470,602	$357,874,468	$9,938,883	$377,283,953
At September 30, 2009, the U.S. Federal income tax cost basis was $376,696,572.  The Maxim Loomis Sayles Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $20,984,494 and gross depreciation of securities in which there was an excess of tax cost over value of $20,397,111, resulting in net appreciation of $587,383.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Automobiles --- 0.51%
2,843,000	Ford Motor Co *	2,882,091
	4.25% December 15, 2036

TOTAL BONDS --- 0.51%		$2,882,091
(Cost $1,236,177)

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.29%
113,900	Boeing Co	6,167,685
111,100	Honeywell International Inc	4,127,365
34,300	Lockheed Martin Corp	2,678,144
		$12,973,194

Agency --- 0.04%
147,300	Fannie Mae * †	223,896
		$223,896

Air Freight --- 1.02%
102,200	United Parcel Service Inc Class B	5,771,234
		$5,771,234

Airlines --- 0.57%
337,500	Southwest Airlines Co	3,240,000
		$3,240,000

Automobiles --- 0.48%
119,200	Harley-Davidson Inc *	2,741,600
		$2,741,600

Banks --- 4.59%
336,600	KeyCorp	2,187,900
135,000	Marshall & Ilsley Corp	1,089,450
190,000	SunTrust Banks Inc	4,284,500
397,100	US Bancorp	8,680,606
344,800	Wells Fargo & Co	9,716,464
		$25,958,920

Biotechnology --- 0.68%
64,300	Amgen Inc †	3,872,789
		$3,872,789

Broadcast/Media --- 3.59%
169,800	Cablevision Systems Corp NY Group	4,032,750
53,200	CBS Corp Class B	641,060
276,633	Time Warner Inc	7,961,498
222,100	Walt Disney Co	6,098,866
187,300	WPP PLC	1,607,430
		$20,341,604

Building Materials --- 0.97%
292,600	Masco Corp	3,780,392
100,200	USG Corp * †	1,721,436
		$5,501,828

Chemicals --- 1.68%
155,000	EI du Pont de Nemours & Co	4,981,700
119,200	International Flavors & Fragrances Inc	4,521,256
		$9,502,956

Communications - Equipment --- 0.46%
110,700	Cisco Systems Inc †	2,605,878
		$2,605,878

Computer Hardware & Systems --- 0.60%
224,000	Dell Inc †	3,418,240
		$3,418,240

Computer Software & Services --- 2.40%
162,400	eBay Inc †	3,834,264
77,200	Electronic Arts Inc †	1,470,660
319,000	Microsoft Corp	8,258,910
		$13,563,834

Conglomerates --- 4.37%
131,000	3M Co	9,667,800
916,000	General Electric Co	15,040,720
		$24,708,520

Distributors --- 0.45%
67,450	Genuine Parts Co	2,567,147
		$2,567,147

Electric Companies --- 3.16%
239,700	Duke Energy Corp	3,772,878
57,900	Entergy Corp	4,623,894
51,110	FirstEnergy Corp	2,336,749
85,700	Pinnacle West Capital Corp	2,812,674
110,700	Progress Energy Inc	4,323,942
		$17,870,137

Electronic Instruments & Equipment --- 0.59%
88,922	Cooper Industries PLC Class A	3,340,800
		$3,340,800

Electronics - Semiconductor --- 1.82%
179,400	Analog Devices Inc	4,947,852
145,700	Applied Materials Inc	1,952,380
172,600	Intel Corp	3,377,782
		$10,278,014

Engineering & Construction --- 0.87%
90,800	Vulcan Materials Co *	4,909,556
		$4,909,556

Financial Services --- 8.91%
861,937	Bank of America Corp	14,583,974
240,000	Bank of New York Mellon Corp	6,957,600
501,105	JPMorgan Chase & Co	21,958,421
65,200	Legg Mason Inc	2,023,156
69,200	NYSE Euronext *	1,999,188
158,500	UBS AG	2,901,423
		$50,423,762

Food & Beverages --- 3.12%
54,300	Anheuser-Busch InBev NV	2,479,559
222,100	Hershey Co	8,630,806
162,600	Kraft Foods Inc Class A	4,271,502
67,600	McCormick & Co Inc *	2,294,344
		$17,676,211

Foreign Banks --- 0.18%
212,650	Allied Irish Banks PLC	997,964
		$997,964

Gold, Metals & Mining --- 1.42%
171,400	Alcoa Inc	2,248,768
123,000	Nucor Corp	5,782,230
		$8,030,998

Health Care Related --- 0.45%
54,000	WellPoint Inc †	2,557,440
		$2,557,440

Homebuilding --- 0.20%
98,100	DR Horton Inc	1,119,321
		$1,119,321

Hotels/Motels --- 0.74%
152,698	Marriott International Inc Class A *	4,212,938
		$4,212,938

Household Goods --- 3.85%
42,900	Black & Decker Corp	1,985,841
172,800	Fortune Brands Inc	7,426,944
62,100	Harman International Industries Inc	2,103,948
69,600	Kimberly-Clark Corp	4,105,008
88,100	Whirlpool Corp *	6,163,476
		$21,785,217

Independent Power Producer --- 0.75%
85,200	Constellation Energy Group Inc	2,757,924
51,900	NRG Energy Inc * †	1,463,061
		$4,220,985

Insurance Related --- 3.48%
51,400	Chubb Corp	2,591,074
180,327	Lincoln National Corp	4,672,272
280,300	Marsh & McLennan Cos Inc	6,931,819
154,300	Progressive Corp	2,558,294
60,295	Travelers Cos Inc	2,968,323
		$19,721,782

Investment Bank/Brokerage Firm --- 0.93%
28,400	Goldman Sachs Group Inc	5,235,540
		$5,235,540

Leisure & Entertainment --- 1.05%
215,700	Mattel Inc	3,981,822
160,800	MGM MIRAGE †	1,936,032
		$5,917,854

Machinery --- 2.75%
119,600	Deere & Co	5,133,232
34,300	Eaton Corp	1,941,037
172,800	Illinois Tool Works Inc	7,380,288
34,100	Pall Corp	1,100,748
		$15,555,305

Office Equipment & Supplies --- 0.71%
112,300	Avery Dennison Corp	4,043,923
		$4,043,923

Oil & Gas --- 14.21%
106,500	Anadarko Petroleum Corp	6,680,745
85,700	BJ Services Co *	1,665,151
129,322	BP PLC sponsored ADR	6,883,810
207,344	Chevron Corp	14,603,238
47,900	ConocoPhillips	2,163,164
49,800	CONSOL Energy Inc	2,246,478
208,596	Exxon Mobil Corp	14,311,772
131,000	Murphy Oil Corp	7,541,670
201,000	Royal Dutch Shell PLC ADR	11,495,190
111,400	Schlumberger Ltd	6,639,440
128,800	Spectra Energy Corp *	2,439,472
100,400	Sunoco Inc	2,856,380
51,900	Williams Cos Inc	927,453
		$80,453,963

Paper & Forest Products --- 2.24%
331,983	International Paper Co	7,379,982
153,500	MeadWestvaco Corp *	3,424,585
51,100	Weyerhaeuser Co *	1,872,815
		$12,677,382

Personal Loans --- 3.22%
326,600	American Express Co	11,071,740
116,600	Capital One Financial Corp	4,166,118
341,400	SLM Corp †	2,977,008
		$18,214,866

Pharmaceuticals --- 4.97%
213,200	Bristol-Myers Squibb Co	4,801,264
136,100	Eli Lilly & Co	4,495,383
85,700	Johnson & Johnson	5,218,273
191,400	Merck & Co Inc	6,053,982
156,000	Wyeth	7,578,480
		$28,147,382

Printing & Publishing --- 1.26%
196,500	McGraw-Hill Cos Inc	4,940,010
270,000	New York Times Co Class A *	2,192,400
		$7,132,410

Retail --- 3.89%
190,300	Bed Bath & Beyond Inc †	7,143,862
340,300	Home Depot Inc	9,065,592
120,900	Macy's Inc	2,211,261
92,900	Tiffany & Co	3,579,437
		$22,000,152

Specialized Services --- 1.38%
34,100	Accenture PLC Class A	1,270,907
102,900	Computer Sciences Corp †	5,423,859
61,200	H&R Block Inc	1,124,856
		$7,819,622

Telephone & Telecommunications --- 4.20%
415,970	AT&T Inc	11,235,350
862,100	Qwest Communications International Inc *	3,284,601
386,100	Sprint Nextel Corp †	1,525,095
178,886	Verizon Communications Inc	5,414,879
1,041,600	Vodafone Group PLC	2,333,828
		$23,793,753

Utilities --- 2.56%
76,300	CenterPoint Energy Inc	948,409
352,900	NiSource Inc	4,901,781
85,700	PG&E Corp *	3,469,993
86,300	TECO Energy Inc	1,215,104
205,700	Xcel Energy Inc	3,957,668
		$14,492,955

TOTAL COMMON STOCK --- 97.10%		$549,621,872
(Cost $592,107,035)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

12,734,000	Federal Farm Credit Bank	12,734,000
	0.01% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 2.25%		$12,734,000
(Cost $12,734,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

30,376,228	BNP Paribas Securities Corp	30,376,228
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 5.37%		$30,376,228
(Cost $30,376,228)

OTHER ASSETS & LIABILITIES --- (5.23%)		$(29,593,998)

TOTAL NET ASSETS --- 100%		$566,020,193
(Cost $636,453,440)

Legend

*	A portion or all of the security is on loan at September 30, 2009.
†	Non-income Producing Security
ADR	American Depository Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3		Total
Assets
Bonds^	$		$2,882,091	$		$2,882,091
Common stock^		549,621,872				549,621,872
Short-term investments		30,376,228	12,734,000			43,110,228
Total		$579,998,100	$15,616,091		$-	$595,614,191

^Please see above Schedule of Investments for values in each industry.

At September 30, 2009, the U.S. Federal income tax cost basis was $645,376,929.  The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $59,692,656 and gross depreciation of securities in which there was an excess of tax cost over value of $109,455,394, resulting in net depreciation of $49,762,738.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.25%
10,100	Esterline Technologies Corp *	396,021
57,500	Hexcel Corp *	657,800
		$1,053,821

Air Freight --- 1.33%
22,700	Forward Air Corp	525,505
26,000	Hub Group Inc Class A *	594,100
		$1,119,605

Auto Parts & Equipment --- 2.22%
39,600	Cooper Tire & Rubber Co	696,168
17,100	Fuel Systems Solutions Inc *	615,429
15,700	Gentex Corp	222,155
25,800	Tenneco Inc *	336,432
		$1,870,184

Banks --- 2.54%
56,000	First Midwest Bancorp Inc	631,120
79,100	FNB Corp	562,401
28,300	Pinnacle Financial Partners Inc *	359,693
46,800	Webster Financial Corp	583,596
		$2,136,810

Biotechnology --- 6.64%
6,200	Acorda Therapeutics Inc *	144,336
36,981	Alkermes Inc *	339,855
50,300	Allos Therapeutics Inc *	364,675
9,200	AMAG Pharmaceuticals Inc *	401,856
24,100	Cubist Pharmaceuticals Inc *	486,820
22,000	Dendreon Corp * †	615,780
10,200	Dionex Corp *	662,694
49,800	Enzon Pharmaceuticals Inc * †	410,850
13,000	Human Genome Sciences Inc * †	244,660
21,200	InterMune Inc *	337,716
30,700	Isis Pharmaceuticals Inc *	447,299
7,900	Onyx Pharmaceuticals Inc *	236,763
37,000	PAREXEL International Corp *	502,830
25,800	Savient Pharmaceuticals Inc *	392,160
		$5,588,294

Building Materials --- 0.60%
35,400	Quanex Building Products Corp	508,344
		$508,344

Communications - Equipment --- 3.87%
59,400	Arris Group Inc *	772,794
11,400	CommScope Inc *	341,202
5,800	F5 Networks Inc *	229,854
15,200	InterDigital Inc *	352,032
25,100	Plantronics Inc	672,931
9,800	Polycom Inc *	262,150
28,300	Riverbed Technology Inc *	621,468
		$3,252,431

Computer Hardware & Systems --- 0.23%
7,700	Synaptics Inc * †	194,040
		$194,040

Computer Software & Services --- 11.89%
82,900	Ariba Inc *	961,640
38,000	AsiaInfo Holdings Inc *	758,860
19,300	Blackboard Inc *	729,154
19,400	Concur Technologies Inc *	771,344
11,200	Constant Contact Inc *	215,600
60,200	Double-Take Software Inc *	613,438
46,600	Informatica Corp *	1,052,228
29,400	j2 Global Communications Inc *	676,494
78,600	Lawson Software Inc *	490,464
11,800	LogMeIn Inc *	216,058
18,600	MICROS Systems Inc *	561,534
41,900	NetSuite Inc * †	641,070
11,000	Rosetta Stone Inc * †	252,560
31,600	SkillSoft PLC ADR *	303,360
3,200	Sohu.com Inc * †	220,096
20,900	Taleo Corp *	473,176
14,700	VistaPrint NV * †	746,025
19,000	Websense Inc *	319,200
		$10,002,301

Containers --- 1.05%
18,700	Rock-Tenn Co Class A	880,957
		$880,957

Cosmetics & Personal Care --- 0.60%
7,600	Chattem Inc *	504,716
		$504,716

Distributors --- 0.44%
29,400	Titan Machinery Inc *	368,088
		$368,088

Electronic Instruments & Equipment --- 2.49%
26,300	American Superconductor Corp * †	882,102
19,600	Belden Inc	452,760
25,000	Energy Conversion Devices Inc * †	289,500
32,300	GrafTech International Ltd *	474,810
		$2,099,172

Electronics - Semiconductor --- 6.01%
25,000	Atheros Communications *	663,250
12,600	Cymer Inc *	489,636
16,700	MKS Instruments Inc *	322,143
18,100	Netlogic Microsystems Inc *	814,500
24,100	Novellus Systems Inc *	505,618
62,400	PMC-Sierra Inc *	596,544
67,500	Skyworks Solutions Inc *	893,700
27,800	Tessera Technologies Inc *	775,342
		$5,060,733

Engineering & Construction --- 1.11%
34,900	MasTec Inc *	424,035
24,800	Orion Marine Group Inc *	509,392
		$933,427

Financial Services --- 0.76%
14,100	Portfolio Recovery Associates Inc *	639,153
		$639,153

Food & Beverages --- 0.35%
8,300	Andersons Inc	292,160
		$292,160

Gold, Metals & Mining --- 2.41%
24,600	AK Steel Holding Corp	485,358
19,200	AMCOL International Corp	439,488
25,000	Brush Engineered Materials Inc *	611,500
8,200	Walter Energy Inc	492,492
		$2,028,838

Health Care Related --- 6.12%
65,400	Alliance HealthCare Services Inc *	370,164
12,400	athenahealth Inc *	475,788
10,500	Bio-Reference Laboratories Inc *	361,200
28,800	Catalyst Health Solutions Inc *	839,520
17,000	Emdeon Inc Class A *	275,400
14,600	Genoptix Inc *	507,788
6,300	MEDNAX Inc *	345,996
27,400	PSS World Medical Inc *	598,142
30,800	Psychiatric Solutions Inc *	824,208
94,500	Tenet Healthcare Corp *	555,660
		$5,153,866

Household Goods --- 1.32%
30,100	Tempur-Pedic International Inc	570,094
13,500	Tupperware Brands Corp	538,920
		$1,109,014

Investment Bank/Brokerage Firm --- 2.88%
247,300	E*TRADE Financial Corp *	432,775
41,800	MF Global Ltd *	303,886
26,900	Raymond James Financial Inc	626,232
12,200	Stifel Financial Corp *	669,780
27,000	SWS Group Inc	388,800
		$2,421,473

Leisure & Entertainment --- 1.42%
19,400	Bally Technologies Inc *	744,378
16,000	Life Time Fitness Inc * †	448,800
		$1,193,178

Machinery --- 2.70%
41,600	Actuant Corp Class A	668,096
13,600	Albany International Corp Class A	263,840
24,700	EnPro Industries Inc *	564,642
17,900	Robbins & Myers Inc	420,292
15,000	Timken Co	351,450
		$2,268,320

Medical Products --- 6.48%
41,400	American Medical Systems Holdings Inc *	700,488
11,900	Haemonetics Corp *	667,828
8,400	ICU Medical Inc *	309,624
18,822	Medical Action Industries Inc *	227,182
15,225	Meridian Bioscience Inc	380,777
18,900	Merit Medical Systems Inc *	327,537
13,700	Neogen Corp *	442,373
20,600	NuVasive Inc *	860,256
12,600	Sirona Dental Systems Inc *	374,850
11,900	SonoSite Inc *	314,874
12,800	West Pharmaceutical Services Inc	519,808
15,200	Zoll Medical Corp *	327,104
		$5,452,701

Miscellaneous --- 0.41%
5,587	Copart Inc *	185,544
3,800	FTI Consulting Inc *	161,918
		$347,462

Office Equipment & Supplies --- 0.93%
24,100	American Reprographics Co *	229,432
26,700	Sykes Enterprises Inc *	555,894
		$785,326

Oil & Gas --- 5.30%
21,300	Arena Resources Inc *	756,150
14,226	Atwood Oceanics Inc *	501,751
19,100	Berry Petroleum Co Class A	511,498
6,600	CARBO Ceramics Inc	340,230
46,900	Clean Energy Fuels Corp *	675,829
10,100	Dril-Quip Inc *	501,364
11,000	Hornbeck Offshore Services Inc *	303,160
27,100	McMoRan Exploration Co * †	204,605
13,800	World Fuel Services Corp	663,366
		$4,457,953

Personal Loans --- 0.48%
29,400	EZCORP Inc *	401,604
		$401,604

Pharmaceuticals --- 3.26%
12,800	Auxilium Pharmaceuticals Inc * †	437,888
63,800	Cypress Bioscience Inc *	521,246
16,500	Perrigo Co	560,835
73,400	Questcor Pharmaceuticals Inc *	405,168
15,600	Salix Pharmaceuticals Ltd *	331,656
22,790	XenoPort Inc *	483,832
		$2,740,625

Pollution Control --- 0.68%
21,500	Tetra Tech Inc *	570,395
		$570,395

Printing & Publishing --- 0.43%
73,600	Innerworkings Inc * †	363,584
		$363,584

Railroads --- 0.84%
26,700	Kansas City Southern *	707,283
		$707,283

Real Estate --- 0.32%
7,200	Corporate Office Properties Trust REIT	265,536
		$265,536

Restaurants --- 1.62%
9,500	Buffalo Wild Wings Inc * †	395,295
18,600	Jack In The Box Inc *	381,114
5,500	Panera Bread Co Class A *	302,500
27,100	Texas Roadhouse Inc *	287,802
		$1,366,711

Retail --- 6.01%
15,700	Aaron's Inc †	414,480
28,700	AnnTaylor Stores Corp *	456,043
22,400	Asbury Automotive Group Inc	284,032
33,100	Chicos FAS Inc *	430,300
28,645	Dress Barn Inc * †	513,605
14,400	Group 1 Automotive Inc	386,640
24,500	hhgregg Inc * †	415,030
21,400	Hibbett Sports Inc *	390,122
13,900	J Crew Group Inc *	497,898
22,300	Lumber Liquidators Inc *	483,687
5,700	Netflix Inc * †	263,169
31,500	Ulta Salon Cosmetics & Fragrance Inc *	520,065
		$5,055,071

Savings & Loans --- 0.44%
35,300	Radian Group Inc †	373,474
		$373,474

Shoes --- 1.42%
18,800	Steven Madden Ltd *	692,028
20,200	Wolverine World Wide Inc	501,768
		$1,193,796

Specialized Services --- 5.60%
6,600	Capella Education Co *	444,444
53,271	CyberSource Corp *	888,028
16,400	Grand Canyon Education Inc *	292,412
12,500	ICF International Inc *	379,000
14,200	ManTech International Corp Class A *	669,672
9,400	NCI Inc Class A *	269,404
37,100	RightNow Technologies Inc *	535,724
29,400	TNS Inc *	805,560
30,708	TrueBlue Inc *	432,061
		$4,716,305

Telephone & Telecommunications --- 0.28%
10,500	Neutral Tandem Inc *	238,980
		$238,980

Textiles --- 3.31%
21,900	Carter's Inc *	584,730
17,900	Fossil Inc *	509,255
12,300	Fuqi International Inc * †	360,144
26,800	Volcom Inc * †	441,664
20,300	Warnaco Group Inc *	890,358
		$2,786,151

TOTAL COMMON STOCK --- 98.04%		$82,501,882
(Cost $68,198,885)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,448,000	Federal Farm Credit Bank	1,448,000
	0.01% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.72%		$1,448,000
(Cost $1,448,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

7,669,320	BNP Paribas Securities Corp	7,669,320
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 9.11%		$7,669,320
(Cost $7,669,320)

OTHER ASSETS & LIABILITIES --- (8.87%)		$(7,464,317)

TOTAL NET ASSETS --- 100%		$84,154,885
(Cost $77,316,205)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at September 30, 2009.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.  At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2		Level 3		Total
Assets
Common Stock^	$82,501,882	$		$		$82,501,882
Short-term investments	7,669,320		1,448,000			9,117,320
Total	$90,171,202		$1,448,000		$-	$91,619,202

^Please see above Schedule of Investments for values in each industry.

At September 30, 2009, the U.S. Federal income tax cost basis was $78,893,176.  The Maxim Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,632,520 and gross depreciation of securities in which there was an excess of tax cost over value of $2,906,495, resulting in net appreciation of $12,726,025.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.83%
169,563	BAE Systems PLC sponsored ADR	3,798,211
		$3,798,211

Air Freight --- 2.32%
177,899	TNT NV ADR	4,801,494
		$4,801,494

Auto Parts & Equipment --- 0.22%
3,282	Hyundai Mobis	460,998
		$460,998

Automobiles --- 4.26%
47,335	Bayerische Motoren Werke AG	2,282,382
822,000	Denway Motors Ltd	365,920
241,170	Nissan Motor Co Ltd sponsored ADR † ‡	3,214,796
37,526	Porsche Automobil Holding SE	2,951,625
		$8,814,723

Broadcast/Media --- 0.98%
50,737	Publicis Groupe ADR	2,032,017
		$2,032,017

Chemicals --- 4.00%
57,581	Agrium Inc	2,878,378
43,293	BASF SE sponsored ADR	2,294,529
566,000	Sinofert Holdings Ltd	251,229
684,000	Sumitomo Chemical Co Ltd	2,849,841
		$8,273,977

Communications - Equipment --- 1.24%
256,401	Telefonaktiebolaget LM Ericsson sponsored ADR †	2,569,138
		$2,569,138

Conglomerates --- 2.28%
39,288	Barloworld Ltd unsponsored ADR	254,056
58,597	Hutchison Whampoa Ltd unsponsored ADR †	2,109,492
96,932	Koninklijke Philips Electronics NV NY Shrs	2,361,263
		$4,724,811

Cosmetics & Personal Care --- 0.10%
12,000	Natura Cosmeticos SA	215,737
		$215,737

Distributors --- 1.01%
51,842	Mitsubishi Corp sponsored ADR †	2,089,233
		$2,089,233

Electric Companies --- 1.16%
24,460	Companhia Energetica de Minas Gerais SA sponsored ADR †	371,792
51,700	Iberdrola SA sponsored ADR †	2,023,538
		$2,395,330

Electronic Instruments & Equipment --- 3.37%
32,253	AU Optronics Corp sponsored ADR †	312,209
136,575	FUJIFILM Holdings Corp unsponsored ADR	4,069,935
54,700	Murata Manufacturing Co Ltd	2,595,912
		$6,978,056

Electronics - Semiconductor --- 0.29%
857	Samsung Electronics Co Ltd	592,790
		$592,790

Engineering & Construction --- 1.66%
4,270	Daelim Industrial Co Ltd	262,017
233,152	Holcim Ltd unsponsored ADR	3,170,867
		$3,432,884

Financial Services --- 1.63%
94,900	Bangkok Bank PLC NVDR	343,697
169,645	ING Groep NV sponsored ADR	3,024,770
		$3,368,467

Food & Beverages --- 5.08%
194,341	Heineken NV unsponsored ADR	4,491,221
32,650	Seven & I Holdings Co Ltd unsponsored ADR	1,557,405
12,863	Tiger Brands Ltd - sponsored ADR †	262,405
145,751	Unilever NV NY Shrs	4,206,374
		$10,517,405

Foreign Banks --- 14.52%
191,200	Australia & New Zealand Banking Group Ltd †	4,097,416
7,915	Banco Bradesco SA ADR	157,429
401,632	Banco Santander SA sponsored ADR †	6,486,357
391,000	China Construction Bank Corp	312,294
377,928	Credit Agricole SA unsponsored ADR †	3,907,776
122,800	Grupo Financiero Banorte SAB de CV	410,880
79,787	HSBC Holdings PLC sponsored ADR	4,575,784
707,145	Mitsubishi UFJ Financial Group Inc ADR	3,776,154
180,363	Societe Generale sponsored ADR	2,912,862
33,104	Standard Bank Group Ltd	428,122
6,422	State Bank of India Ltd sponsored GDR	583,118
33,898	Toronto-Dominion Bank	2,192,534
56,323	Turkiye Is Bankasi	220,130
		$30,060,856

Gold, Metals & Mining --- 3.09%
45,912	Al Ezz Steel Rebars SAE	179,384
74,703	BHP Billiton Ltd sponsored ADR	4,931,145
1,370	POSCO	566,255
12,100	Usinas Siderurgicas de Minas Gerais SA ‡	320,053
17,315	Vale SA sponsored ADR	400,496
		$6,397,333

Household Goods --- 0.25%
1,167	LG Electronics Inc	124,301
177,732	Steinhoff International Holdings Ltd	390,386
		$514,687

Insurance Related --- 4.77%
54,371	Intact Financial Corp	1,720,534
11,345	MunichRe AG	1,810,093
267,182	Zurich Financial Services AG ADR	6,345,573
		$9,876,200

Machinery --- 0.97%
24,439	MAN SE	2,017,033
		$2,017,033

Office Equipment & Supplies --- 1.97%
102,237	Canon Inc sponsored ADR	4,088,458
		$4,088,458

Oil & Gas --- 12.86%
23,300	Banpu PLC	298,485
65,067	BP PLC sponsored ADR	3,463,516
3,238	CNOOC Ltd ADR	438,522
37,773	EnCana Corp	2,176,103
82,903	Eni SpA sponsored ADR	4,132,715
15,942	OAO Gazprom sponsored ADR	370,811
8,041	OAO LUKOIL sponsored ADR	441,049
8,683	Petroleo Brasileiro SA ADR	398,550
23,600	PTT PLC	181,538
87,847	Repsol YPF SA sponsored ADR	2,385,925
97,896	Royal Dutch Shell PLC ADR	5,459,660
7,218	Sasol Ltd sponsored ADR	275,150
78,871	StatoilHydro ASA sponsored ADR	1,777,752
76,027	Total SA sponsored ADR	4,505,360
18,214	Tupras-Turkiye Petrol Rafinerileri AS	301,930
		$26,607,066

Pharmaceuticals --- 7.79%
60,246	AstraZeneca PLC sponsored ADR †	2,708,058
102,366	GlaxoSmithKline PLC sponsored ADR	4,044,480
32,907	Novartis AG ADR	1,657,855
127,474	Sanofi-Aventis ADR	4,710,164
146,160	Takeda Pharmaceutical Co Ltd unsponsored ADR	2,993,357
		$16,113,914

Printing & Publishing --- 0.00%
1	Reed Elsevier PLC sponsored ADR	30
		$30

Railroads --- 1.22%
210,590	East Japan Railway Co unsponsored ADR	2,516,551
		$2,516,551

Real Estate --- 2.46%
184,879	Cheung Kong (Holdings) Ltd unsponsored ADR	2,347,963
465,000	Soho China Ltd	248,999
11,967	Unibail-Rodamco SE REIT	2,485,828
		$5,082,790

Retail --- 1.72%
504,600	Esprit Holdings Ltd	3,385,682
617	Lotte Shopping Co Ltd	166,261
		$3,551,943

Telephone & Telecommunications --- 8.84%
8,299	America Movil SAB de CV ADR Series L	363,745
138,000	China Unicom Hong Kong Ltd	195,514
105,152	Nippon Telegraph & Telephone Corp ADR	2,421,650
239,077	Nokia OYJ sponsored ADR	3,495,306
142,065	NTT DoCoMo Inc sponsored ADR †	2,253,151
9,343	Orascom Telecom Holding SAE GDR	290,100
9,834	PT Telekomunikasi Indonesia sponsored ADR	351,074
121,222	Swisscom AG sponsored ADR	4,327,625
204,576	Vodafone Group PLC sponsored ADR	4,602,960
		$18,301,125

Tobacco --- 2.51%
87,990	Imperial Tobacco Group PLC ADR	5,190,530
		$5,190,530

Utilities --- 4.01%
246,732	Centrica PLC sponsored ADR †	3,955,114
89,159	National Grid PLC sponsored ADR †	4,346,501
		$8,301,615

TOTAL COMMON STOCK --- 98.41%		$203,685,402
(Cost $200,615,248)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,218,000	Federal Farm Credit Bank	2,218,000
	0.01% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.07%		$2,218,000
(Cost $2,218,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

15,128,672	BNP Paribas Securities Corp	15,128,672
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 7.31%		$15,128,672
(Cost $15,128,672)

OTHER ASSETS & LIABILITIES --- (6.79%)		$(14,062,602)

TOTAL NET ASSETS --- 100%		$206,969,472
(Cost $217,961,920)

Legend

ADR	American Depository Receipt
†	A portion or all of the security is on loan at September 30, 2009.
‡	Non-income Producing Security
NVDR	Non Voting Depository Receipt
GDR	Global Depository Receipt
REIT	Real Estate Investment Trust

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3		Total
Assets
Common stock^	$144,530,390	$59,155,012	$		$203,685,402
Short-term investments	15,128,672	2,218,000			17,346,672
Total	$159,659,062	$61,373,012		$-	$221,032,074

^Please see above Schedule of Investments for values in each industry.

At September 30, 2009, the U.S. Federal income tax cost basis was $219,228,835.  The Maxim Invesco ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $21,237,621 and gross depreciation of securities in which there was an excess of tax cost over value of $19,434,382, resulting in net appreciation of $1,803,239.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2009
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Australia	9,028,561	4.09%
Bermuda	251,229	0.11%
Brazil	1,864,057	0.84%
Canada	8,967,549	4.06%
Cayman Islands	248,999	0.11%
China	312,294	0.14%
Egypt	469,484	0.21%
Finland	3,495,306	1.58%
France	20,554,007	9.30%
Germany	11,355,662	5.14%
Hong Kong	8,843,093	4.00%
India	583,118	0.26%
Indonesia	351,074	0.16%
Italy	4,132,715	1.87%
Japan	31,211,647	14.12%
Mexico	774,625	0.35%
Netherlands	18,885,122	8.55%
Norway	1,777,752	0.81%
Russia	811,860	0.37%
South Africa	1,610,119	0.73%
South Korea	2,172,622	0.98%
Spain	10,895,820	4.93%
Sweden	2,569,138	1.16%
Switzerland	15,501,920	7.01%
Taiwan	312,209	0.14%
Thailand	823,720	0.37%
Turkey	522,060	0.24%
United Kingdom	42,144,844	19.07%
United States	20,561,468	9.30%
	221,032,074	100.00%

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Aerospace & Defense --- 1.63%
250,000	Boeing Co	272,612
	5.00% March 15, 2014
250,000	ITT Corp	260,689
	4.90% May 1, 2014
250,000	United Technologies Corp	256,010
	4.38% May 1, 2010
		$789,311

Agency --- 3.39%
500,000	Federal Home Loan Bank	526,653
	3.63% October 18, 2013
500,000	Federal Home Loan Bank *	566,670
	5.50% August 13, 2014
500,000	Freddie Mac *	543,400
	4.63% October 25, 2012
		$1,636,723

Agency - Pass Through --- 21.11%
176,277	Fannie Mae	199,848
	8.00% October 1, 2030
401,943	Fannie Mae	417,284
	5.00% September 1, 2033
88,125	Fannie Mae ‡	89,706
	3.46% March 1, 2034
767,095	Fannie Mae	813,169
	6.00% October 1, 2035
515,364	Freddie Mac ‡	537,541
	4.92% July 1, 2035
995,704	Freddie Mac	1,031,906
	4.50% August 1, 2024
500,000	Freddie Mac	505,781
	4.50% TBA
613,125	Freddie Mac ‡	645,928
	6.03% October 1, 2036
995,576	Freddie Mac	1,031,772
	4.50% September 1, 2024
758,262	Freddie Mac	803,537
	5.50% July 1, 2023
1,127,023	Freddie Mac	1,192,953
	6.00% August 1, 2037
437,302	Freddie Mac	466,838
	6.50% July 1, 2036
968,967	Freddie Mac	1,002,619
	5.00% April 1, 2039
447,241	Freddie Mac	462,818
	5.00% February 1, 2039
972,112	Freddie Mac	1,005,872
	5.00% May 1, 2039
		$10,207,572

Agency Asset Backed --- 1.08%
63,922	Fannie Mae ‡	58,817
	Series 2004-T9 Class A1
	0.39% April 25, 2035
443,147	Fannie Mae	464,196
	Series 2003-T4 Class 2A6
	4.76% July 26, 2033
		$523,013

Agency Mortgage Backed --- 8.06%
475,654	Fannie Mae ‡	466,706
	Series 2004-90 Class F
	0.50% November 25, 2034
236,438	Freddie Mac ‡	232,557
	Series 3032 Class FP
	0.54% August 15, 2035
610,752	Freddie Mac	629,138
	Series R001 Class AE
	4.38% April 15, 2015
932,864	Freddie Mac ‡	915,764
	Series 2637 Class FA
	0.64% June 15, 2018
1,543,464	US Department of Veterans Affairs	1,650,060
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$3,894,225

Banks --- 2.10%
250,000	Fifth Third Bank	251,995
	4.20% February 23, 2010
250,000	US Bancorp	248,861
	2.13% February 15, 2013
250,000	Wachovia Corp	255,394
	4.38% June 1, 2010
250,000	Wells Fargo & Co	258,221
	4.63% August 9, 2010
		$1,014,471

Biotechnology --- 0.52%
250,000	Amgen Inc	251,316
	4.00% November 18, 2009
		$251,316

Broadcast/Media --- 1.14%
250,000	News America Holdings Inc	293,684
	9.25% February 1, 2013
250,000	Viacom Inc	255,288
	4.38% September 15, 2014
		$548,972

Chemicals --- 2.17%
250,000	Chevron Phillips Chemical Co LLC §	276,492
	7.00% June 15, 2014
500,000	EI du Pont de Nemours & Co	500,868
	6.88% October 15, 2009
250,000	Potash Corp of Saskatchewan Inc	270,463
	5.25% May 15, 2014
		$1,047,823

Commercial Mortgage Backed --- 7.35%
160,000	Bear Stearns Commercial Mortgage Securities Inc	165,311
	Series 2003-T10 Class A2
	4.74% March 13, 2040
250,000	Bear Stearns Commercial Mortgage Securities Inc	249,964
	Series 2004-PWR5 Class A3
	4.57% July 11, 2042
36,836	Bear Stearns Commercial Mortgage Securities Inc	36,809
	Series 1998-C1 Class A2
	6.44% June 16, 2030
500,000	Greenwich Capital Commercial Funding Corp	503,898
	Series GCCFC 2003-C Class A4
	4.92% January 5, 2036
50,000	JP Morgan Chase Commercial Mortgage Securities Corp	49,833
	Series 2004-CBX Class A5
	4.65% January 12, 2037
322,948	JP Morgan Chase Commercial Mortgage Securities Corp §	299,827
	Series 2004-CB8 Class A1A
	4.16% January 12, 2039
152,633	JP Morgan Commercial Mortgage Finance Corp ‡	153,649
	Series JPMC2000-C10 Class A2
	7.37% August 15, 2032
148,198	Morgan Stanley Capital I	151,661
	Series MSC 2006-T23 Class A1
	5.68% August 12, 2041
501,779	Morgan Stanley Dean Witter Capital I Inc	523,028
	Series 2001-TOP3 Class A4
	6.39% July 15, 2033
500,000	Morgan Stanley Dean Witter Capital I Inc	505,979
	Series MSDW2003-HQ2 Class A2
	4.92% March 12, 2035
879,320	Salomon Brothers Mortgage Securities VII	911,720
	Series 2001-C1 Class A3
	6.43% December 18, 2035
		$3,551,679

Computer Hardware & Systems --- 0.58%
250,000	Hewlett-Packard Co	281,458
	6.13% March 1, 2014
		$281,458

Computer Software & Services --- 1.06%
250,000	Microsoft Corp	253,368
	2.95% June 1, 2014
250,000	Oracle Corp	259,712
	3.75% July 8, 2014
		$513,080

Cosmetics & Personal Care --- 1.16%
250,000	Avon Products Inc	271,826
	5.63% March 1, 2014
250,000	Estee Lauder Co Inc	288,246
	7.75% November 1, 2013
		$560,072

Electric Companies --- 1.11%
250,000	PECO Energy Co	268,568
	5.00% October 1, 2014
250,000	Westar Energy Inc	270,028
	6.00% July 1, 2014
		$538,596

Financial Services --- 3.74%
250,000	Bank of America Corp	278,166
	7.38% May 15, 2014
250,000	Bank of America Corp	255,743
	4.50% August 1, 2010
250,000	Citigroup Inc	258,473
	6.38% August 12, 2014
250,000	Citigroup Inc	252,518
	4.13% February 22, 2010
250,000	CME Group Inc	273,612
	5.75% February 15, 2014
250,000	International Lease Finance Corp	234,423
	4.88% September 1, 2010
250,000	JPMorgan Chase & Co	257,375
	4.50% November 15, 2010
		$1,810,310

Food & Beverages --- 2.90%
250,000	Anheuser-Busch InBev Worldwide Inc §	281,462
	7.20% January 15, 2014
250,000	Bottling Group LLC	291,363
	6.95% March 15, 2014
250,000	Coca-Cola Enterprises Inc	293,511
	7.38% March 3, 2014
250,000	Kraft Foods Inc	278,904
	6.75% February 19, 2014
250,000	Safeway Inc	255,647
	5.00% August 15, 2019
		$1,400,887

Foreign Banks --- 0.55%
250,000	Barclays Bank PLC	264,079
	5.20% July 10, 2014
		$264,079

Health Care Related --- 1.11%
250,000	Express Scripts	265,385
	5.25% June 15, 2012
250,000	Roche Holdings Inc §	270,269
	5.00% March 1, 2014
		$535,654

Household Goods --- 0.56%
250,000	Procter & Gamble Co	268,574
	4.60% January 15, 2014
		$268,574

Insurance Related --- 1.09%
250,000	MetLife Inc	279,002
	6.75% June 1, 2016
250,000	Prudential Financial Inc	248,246
	4.75% September 17, 2015
		$527,248

Investment Bank/Brokerage Firm --- 3.30%
250,000	Charles Schwab Corp	263,605
	4.95% June 1, 2014
250,000	Credit Suisse First Boston USA Inc	257,181
	4.88% August 15, 2010
250,000	Goldman Sachs Group Inc	256,650
	3.63% August 1, 2012
250,000	Goldman Sachs Group Inc	256,431
	4.50% June 15, 2010
250,000	Lehman Brothers Holdings Inc ** §§	42,500
	4.50% July 26, 2010
250,000	Morgan Stanley	254,147
	4.25% May 15, 2010
250,000	Morgan Stanley	266,151
	6.00% May 13, 2014
		$1,596,665

Leisure & Entertainment --- 0.56%
250,000	Hasbro Inc	271,936
	6.13% May 15, 2014
		$271,936

Machinery --- 0.52%
250,000	Stanley Works	253,213
	5.00% March 15, 2010
		$253,213

Medical Products --- 1.10%
250,000	Beckman Coulter Inc	272,730
	6.00% June 1, 2015
250,000	CareFusion Corp §	260,867
	5.13% August 1, 2014
		$533,597

Oil & Gas --- 4.50%
250,000	ConocoPhillips	268,968
	4.75% February 1, 2014
250,000	Gulfstream Natural Gas System LLC §	274,517
	6.95% June 1, 2016
250,000	Hess Corp	278,984
	7.00% February 15, 2014
250,000	Husky Energy Inc	269,687
	5.90% June 15, 2014
239,444	Kern River Funding Corp §	252,098
	4.89% April 30, 2018
250,000	Marathon Oil Corp	275,295
	6.50% February 15, 2014
250,000	Smith International Inc	287,100
	8.63% March 15, 2014
250,000	Sunoco Logistics Partners Operations LP	270,049
	8.75% February 15, 2014
		$2,176,698

Other Asset-Backed --- 8.76%
1,000,000	ACE Securities Corp §	710,641
	Series 2007-D1 Class A2
	6.34% February 25, 2038
134,774	BMW Vehicle Lease Trust	135,161
	Series BMWLT 2007-1 Class A3A
	4.59% August 15, 2013
200,000	Chase Issuance Trust	214,392
	Series CHAIT2008-A4 Class A4
	4.65% March 15, 2015
1,500,000	GMAC Mortgage Corp Loan Trust ‡‡	668,906
	Series 2007-HE2 Class A3
	6.19% December 25, 2037
250,000	Honda Auto Receivables Owner Trust	251,663
	Series HAROT 2009-3 Class A4
	3.30% September 15, 2015
250,000	John Deere Owner Trust	260,856
	Series JDOT 2009-A Class A
	3.96% May 16, 2016
515,807	John Deere Owner Trust	522,962
	Series 2006-A Class A4
	5.39% June 17, 2013
20,000	John Deere Owner Trust	20,339
	Series JDOT 2009-A Class A3
	2.59% October 15, 2013
500,000	MBNA Credit Card Master Note Trust	514,544
	Series 2005-A6 Class A6
	4.50% January 15, 2013
250,000	Residential Funding Mortgage Securities II Inc	160,468
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
500,000	Residential Funding Mortgage Securities II Inc ‡	283,206
	Series 2007-HSA3 Class AI3
	6.03% June 25, 2037
730,000	Residential Funding Mortgage Securities II Inc	493,662
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
		$4,236,800

Personal Loans --- 2.70%
250,000	American Express Co	280,892
	7.25% May 20, 2014
250,000	American Express Credit Corp	257,515
	5.00% December 2, 2010
250,000	American General Finance Corp	240,146
	4.88% May 15, 2010
250,000	American Honda Finance Corp §	272,348
	6.70% October 1, 2013
250,000	HSBC Finance Corp	253,614
	4.75% April 15, 2010
		$1,304,515

Pharmaceuticals --- 0.55%
250,000	Eli Lilly & Co	265,259
	4.20% March 6, 2014
		$265,259

Pollution Control --- 0.57%
250,000	Waste Management Inc	276,622
	6.38% March 11, 2015
		$276,622

Printing & Publishing --- 0.57%
250,000	Thomson Reuters Corp	274,454
	5.95% July 15, 2013
		$274,454

Railroads --- 0.59%
250,000	Burlington Northern Santa Fe Corp	285,877
	7.00% February 1, 2014
		$285,877

Real Estate --- 0.53%
250,000	ProLogis	255,491
	7.63% August 15, 2014
		$255,491

Retail --- 1.18%
280,952	CVS Caremark Corp §	307,080
	7.77% January 10, 2012
250,000	Target Corp	264,313
	7.50% August 15, 2010
		$571,393

Telephone & Telecommunications --- 0.56%
250,000	Cellco Partnership/Verizon Wireless Capital LLC §	270,170
	5.55% February 1, 2014
		$270,170

Transportation --- 0.55%
250,000	Ryder System Inc	267,244
	7.20% September 1, 2015
		$267,244

U.S. Governments --- 8.30%
2,750,000	United States of America *	2,758,379
	2.25% May 31, 2014
1,250,000	United States of America	1,254,199
	1.38% May 15, 2012
		$4,012,578

Whole Loan --- 0.10%
49,723	Cendant Mortgage Corp	49,729
	Series 2003-9 Class 1A6
	5.25% November 25, 2033
		$49,729

TOTAL BONDS --- 97.35%		$47,067,304
(Cost $46,925,646)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

Joint Repurchase Agreements

895,000	Undivided interest of 2.80% in a joint repurchase agreement (Principal Amount/Value $31,993,000 with a maturity value of $31,993,027) with Credit Suisse, 0.03%, dated 9/30/09, to be repurchased at $895,001 on 10/01/09, collateralized by Freddie Mac, 5.00%, 6/01/38, with a value of $32,636,582.	895,000

TOTAL SHORT-TERM INVESTMENTS --- 1.85%		$895,000
(Cost $895,000)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

1,357,402	BNP Paribas Securities Corp	1,357,402
	Repurchase Agreement
	0.05% July 1, 2009

TOTAL SECURITIES LENDING COLLATERAL --- 2.81%		$1,357,402
(Cost $1,357,402)

OTHER ASSETS & LIABILITIES --- (2.01%)		$(971,375)

TOTAL NET ASSETS --- 100%		$48,348,331
(Cost $49,178,048)

Legend

*	A portion or all of the security is on loan at September 30, 2009.
‡	Represents the current interest rate for variable rate security.
§
The Maxim Short Duration Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2009 were $3,550,824, $3,475,771 and 7.19%, respectively.

**	Security in default at September 30, 2009.
§§	Security in bankruptcy at September 30, 2009.
‡‡
The Maxim Short Duration Bond Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material.  Aggregate cost, fair value and percent of net assets of these illiquid securities held at September 30, 2009 were $1,500,991, $668,906 and 1.38%, respectively.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3		Total
Assets
Bonds
Commercial mortgage-backed	$		$3,551,679	$		$3,551,679
Corporate			18,647,905		307,080	18,954,985
Residential mortgage-backed			14,151,526			14,151,526
U.S. government			5,649,301			5,649,301
Other debt			4,759,813			4,759,813
Short-term investments		1,357,402	895,000			2,252,402
Total		$1,357,402	$47,655,224		$307,080	$49,319,706
At September 30, 2009, the U.S. Federal income tax cost basis was $49,109,038.  The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,855,688 and gross depreciation of securities in which there was an excess of tax cost over value of $1,645,020, resulting in net appreciation of $210,668.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.09%
23,000	Alliant Techsystems Inc *	1,790,550
26,000	Goodrich Corp	1,412,840
105,000	Rockwell Collins Inc	5,334,000
		$8,537,390

Air Freight --- 0.32%
91,000	UTI Worldwide Inc	1,317,680
		$1,317,680

Airlines --- 0.60%
257,000	Southwest Airlines Co	2,467,200
		$2,467,200

Auto Parts & Equipment --- 0.38%
74,000	WABCO Holdings Inc	1,554,000
		$1,554,000

Banks --- 2.38%
205,000	Fifth Third Bancorp	2,076,650
288,000	KeyCorp	1,872,000
28,000	M&T Bank Corp	1,744,960
248,000	Marshall & Ilsley Corp	2,001,360
90,000	SunTrust Banks Inc	2,029,500
		$9,724,470

Biotechnology --- 7.17%
37,000	Alexion Pharmaceuticals Inc *	1,647,980
72,000	BioMarin Pharmaceutical Inc *	1,301,760
79,000	Cephalon Inc *	4,600,960
140,000	Human Genome Sciences Inc *	2,634,800
84,000	Illumina Inc *	3,570,000
28,000	Millipore Corp *	1,969,240
29,000	Myriad Genetics Inc *	794,600
40,000	Onyx Pharmaceuticals Inc *	1,198,800
26,000	OSI Pharmaceuticals Inc *	917,800
156,000	QIAGEN NV *	3,319,680
58,000	Theravance Inc *	849,120
77,000	Vertex Pharmaceuticals Inc *	2,918,300
64,000	Waters Corp *	3,575,040
		$29,298,080

Broadcast/Media --- 3.13%
148,000	Cablevision Systems Corp NY Group	3,515,000
28,000	Clear Channel Outdoor Holdings Inc Class A *	196,000
85,000	Discovery Communications Inc Class A *	2,455,650
100,000	Discovery Communications Inc Class C *	2,603,000
147,000	Lamar Advertising Co Class A *	4,033,680
		$12,803,330

Communications - Equipment --- 2.34%
476,000	JDS Uniphase Corp *	3,384,360
210,000	Juniper Networks Inc *	5,674,200
29,000	Palm Inc *	505,470
		$9,564,030

Computer Hardware & Systems --- 0.57%
154,000	Seagate Technology	2,342,340
		$2,342,340

Computer Software & Services --- 6.98%
72,000	Autodesk Inc *	1,713,600
195,000	Electronic Arts Inc *	3,714,750
57,000	FactSet Research Systems Inc	3,775,680
108,000	McAfee Inc *	4,729,320
90,000	MICROS Systems Inc *	2,717,100
156,000	Red Hat Inc *	4,311,840
62,000	Rovi Corp *	2,083,200
56,000	Salesforce.com Inc *	3,188,080
97,000	VeriSign Inc *	2,297,930
		$28,531,500

Conglomerates --- 1.14%
184,000	McDermott International Inc *	4,649,680
		$4,649,680

Distributors --- 1.48%
100,000	Fastenal Co	3,870,000
50,000	MSC Industrial Direct Co Inc Class A	2,179,000
		$6,049,000

Electronic Instruments & Equipment --- 5.75%
21,000	A123 Systems Inc *	447,720
163,000	AMETEK Inc	5,690,330
89,000	Dolby Laboratories Inc *	3,398,910
7,000	First Solar Inc *	1,070,020
114,000	FLIR Systems Inc *	3,188,580
23,000	Itron Inc *	1,475,220
126,000	Roper Industries Inc	6,423,480
72,000	SunPower Corp Class B *	1,816,560
		$23,510,820

Electronics - Semiconductor --- 6.28%
198,000	Altera Corp	4,060,980
57,000	Cree Inc *	2,094,750
142,000	Intersil Holding Corp Class A	2,174,020
257,000	Marvell Technology Group Ltd *	4,160,830
92,000	MEMC Electronic Materials Inc *	1,529,960
127,000	Microchip Technology Inc	3,365,500
187,000	PMC-Sierra Inc *	1,787,720
77,000	Varian Semiconductor Equipment Associates Inc *	2,528,680
170,000	Xilinx Inc	3,981,400
		$25,683,840

Engineering & Construction --- 1.15%
70,000	Foster Wheeler AG *	2,233,700
112,000	Quanta Services Inc *	2,478,560
		$4,712,260

Financial Services --- 3.96%
46,000	Ameriprise Financial Inc	1,671,180
113,000	Eaton Vance Corp	3,162,870
99,000	Interactive Brokers Group Inc Class A *	1,967,130
31,000	IntercontinentalExchange Inc *	3,012,890
169,000	Janus Capital Group Inc	2,396,420
134,000	MSCI Inc Class A *	3,969,080
		$16,179,570

Food & Beverages --- 1.26%
169,000	Whole Foods Market Inc *	5,152,810
		$5,152,810

Gold, Metals & Mining --- 2.16%
89,000	Agnico-Eagle Mines Ltd	6,038,650
4,000	Agnico-Eagle Mines Ltd (warrants) *	124,000
8,000	Agnico-Eagle Mines Ltd (when issued) *	542,800
80,600	Franco-Nevada Corp	2,114,654
		$8,820,104

Health Care Related --- 1.91%
17,000	Cerner Corp *	1,271,600
85,000	Henry Schein Inc *	4,667,350
50,000	Humana Inc *	1,865,000
		$7,803,950

Hotels/Motels --- 1.92%
80,000	Gaylord Entertainment Co *	1,608,000
227,000	Marriott International Inc Class A	6,262,930
		$7,870,930

Independent Power Producer --- 0.76%
269,000	Calpine Corp *	3,098,880
		$3,098,880

Insurance Related --- 2.67%
71,000	Aon Corp	2,888,990
60,000	Assurant Inc	1,923,600
22,000	Axis Capital Holdings Ltd	663,960
94,000	Principal Financial Group Inc	2,574,660
114,000	WR Berkley Corp	2,881,920
		$10,933,130

Investment Bank/Brokerage Firm --- 1.37%
699,000	E*TRADE Financial Corp *	1,223,250
73,000	Raymond James Financial Inc	1,699,440
137,000	TD Ameritrade Holding Corp *	2,687,940
		$5,610,630

Leisure & Entertainment --- 0.66%
38,000	Wynn Resorts Ltd *	2,693,820
		$2,693,820

Machinery --- 2.00%
34,000	Danaher Corp	2,288,880
14,000	Gardner Denver Inc *	488,320
54,000	Harsco Corp	1,912,140
125,000	IDEX Corp	3,493,750
		$8,183,090

Manufacturing --- 0.52%
89,000	Trimble Navigation Ltd *	2,127,990
		$2,127,990

Medical Products --- 4.77%
173,000	CareFusion Corp *	3,771,400
42,000	CR Bard Inc	3,301,620
90,000	DENTSPLY International Inc	3,108,600
57,000	Edwards Lifesciences Corp *	3,984,870
23,000	IDEXX Laboratories Inc *	1,150,000
16,000	Intuitive Surgical Inc *	4,196,000
		$19,512,490

Miscellaneous --- 0.81%
64,600	IHS Inc Class A *	3,302,998
		$3,302,998

Oil & Gas --- 7.16%
64,000	BJ Services Co	1,243,520
57,000	Cameron International Corp *	2,155,740
113,000	CNX Gas Corp *	3,469,100
7,000	Concho Resources Inc *	254,240
85,000	CONSOL Energy Inc	3,834,350
14,000	EOG Resources Inc	1,169,140
84,000	FMC Technologies Inc *	4,388,160
41,000	Murphy Oil Corp	2,360,370
57,000	Peabody Energy Corp	2,121,540
141,000	Smith International Inc	4,046,700
83,000	Trican Well Service Ltd *	1,077,570
64,000	Ultra Petroleum Corp *	3,133,440
		$29,253,870

Pharmaceuticals --- 2.39%
35,000	Allergan Inc	1,986,600
201,000	Elan Corp PLC sponsored ADR *	1,429,110
76,000	Perrigo Co	2,583,240
71,000	Valeant Pharmaceuticals International *	1,992,260
83,000	Warner Chilcott PLC *	1,794,460
		$9,785,670

Real Estate --- 0.28%
39,000	St Joe Co *	1,135,680
		$1,135,680

Restaurants --- 2.16%
54,000	Chipotle Mexican Grill Inc Class B *	4,493,880
14,000	Panera Bread Co Class A *	770,000
86,000	Starbucks Corp *	1,775,900
63,000	Tim Hortons Inc	1,782,900
		$8,822,680

Retail --- 6.10%
17,000	Amazon.com Inc *	1,587,120
99,000	Bed Bath & Beyond Inc *	3,716,460
206,000	CarMax Inc *	4,305,400
243,000	Expedia Inc *	5,819,850
70,000	J Crew Group Inc *	2,507,400
77,000	O'Reilly Automotive Inc *	2,782,780
4,000	priceline.com Inc *	663,280
86,500	Shoppers Drug Mart Corp	3,550,002
		$24,932,292

Specialized Services --- 6.91%
84,000	Fiserv Inc *	4,048,800
135,000	Global Payments Inc	6,304,500
60,000	Manpower Inc	3,402,600
163,000	Robert Half International Inc	4,078,260
255,000	SAIC Inc *	4,472,700
314,000	Western Union Co	5,940,880
		$28,247,740

Telephone & Telecommunications --- 1.54%
121,000	American Tower Corp Class A *	4,404,400
29,000	Crown Castle International Corp *	909,440
50,000	Leap Wireless International Inc *	977,500
		$6,291,340

Transportation --- 0.70%
263,000	Hertz Global Holdings Inc *	2,848,290
		$2,848,290

TOTAL COMMON STOCK --- 93.77%		$383,353,574
(Cost $326,700,152)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

15,149,000	Federal Farm Credit Bank	15,149,000
	0.01% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 3.70%		$15,149,000
(Cost $15,149,000)

OTHER ASSETS & LIABILITIES --- 2.53%		$10,329,755

TOTAL NET ASSETS --- 100%		$408,832,329
(Cost $341,849,152)

Legend

*	Non-income Producing Security
ADR	American Depository Receipt

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2		Level 3		Total
Assets
Common stock^	$383,229,574	$		$		$383,229,574
Short-term investments			15,149,000			15,149,000
Other financial instruments*	124,000					124,000
Total	$383,353,574		$15,149,000		$-	398,502,574

^Please see above Schedule of Investments for values in each industry.

*Other financial instruments consist of warrants.  Warrants are reported at their market value as of September 30, 2009.

At September 30, 2009, the U.S. Federal income tax cost basis was $346,433,384.  The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $69,431,907 and gross depreciation of securities in which there was an excess of tax cost over value of $17,362,717, resulting in net appreciation of $52,069,190.

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

BONDS

Par Value ($)		Value ($)

Foreign Banks --- 4.03%
3,880,000	KfW Bankengruppe	2,820,679
NZD	6.38% February 17, 2015
31,651,000	Landwirtschaftliche Rentenbank	2,316,196
MXP	8.50% February 22, 2016
		$5,136,875

Foreign Governments --- 82.99%
4,535,000	Government of Argentina *	2,761,815
	0.94% August 3, 2012
6,955,000	Government of Australia	6,266,274
AUD	6.00% June 14, 2011
375,000	Government of Australia	336,674
AUD	6.00% August 14, 2013
750,000	Government of Australia	667,799
AUD	6.00% September 14, 2017
1,070,000	Government of Australia †	797,650
NZD	7.13% September 18, 2017
3,260,000	Government of Australia	2,932,574
AUD	6.00% May 1, 2012
3,450,000	Government of Australia	2,980,560
AUD	5.50% March 1, 2017
600,000	Government of Belgium	941,644
EUR	4.25% September 28, 2014
100,000	Government of Brazil	1,030,019
BRL	6.00% May 15, 2045
182,000	Government of Brazil	1,022,070
BRL	10.00% January 1, 2012
920,000	Government of Brazil	4,934,640
BRL	10.00% January 1, 2014
140,000	Government of Brazil	712,849
BRL	10.00% January 1, 2017
284,000	Government of Brazil	2,979,568
BRL	6.00% May 15, 2015
3,550,000	Government of France	5,583,437
EUR	4.25% October 25, 2017
900,000	Government of Hungary	1,346,154
EUR	5.75% June 11, 2018
1,100,000	Government of Hungary	1,346,508
EUR	3.88% February 24, 2020
3,510,000,000	Government of Indonesia	424,970
IDR	12.90% June 15, 2022
23,750,000,000	Government of Indonesia	2,613,800
IDR	10.75% May 15, 2016
2,400,000,000	Government of Indonesia	271,974
IDR	12.00% September 15, 2026
10,000,000,000	Government of Indonesia	1,127,177
IDR	11.50% September 15, 2019
25,300,000,000	Government of Indonesia	2,748,318
IDR	11.00% November 15, 2020
815,000	Government of Iraq	611,250
	5.80% January 15, 2028
4,285,000	Government of Israel	1,253,930
ILS	7.00% April 29, 2011
5,622,830,000	Government of Korea	4,876,983
KRW	5.50% June 10, 2011
498,700,000	Government of Korea	418,801
KRW	4.00% June 10, 2012
11,840,000,000	Government of Korea	10,123,993
KRW	4.75% December 10, 2011
1,640,000	Government of Korea	1,921,834
	7.13% April 16, 2019
159,000,000	Government of Korea	137,929
KRW	5.25% September 10, 2012
371,000,000	Government of Korea	317,372
KRW	4.75% March 10, 2012
128,720,000	Government of Korea	111,707
KRW	5.25% March 10, 2013
780,000	Government of Malaysia	228,522
MYR	3.64% August 25, 2010
2,350,000	Government of Malaysia	693,695
MYR	3.76% April 28, 2011
4,360,000	Government of Malaysia	1,272,100
MYR	3.87% April 13, 2010
37,400,000	Government of Mexico	3,196,610
MXP	10.00% December 5, 2024
19,400,000	Government of Mexico	1,463,229
MXP	8.00% December 17, 2015
3,505,000	Government of Netherlands	5,566,475
EUR	4.50% July 15, 2017
9,280,000	Government of Peru	3,985,988
PEN	8.60% August 12, 2017
2,600,000	Government of Poland	2,912,000
	6.38% July 15, 2019
18,305,000	Government of Poland ‡	5,684,799
PLN	5.02% January 25, 2012
3,310,000	Government of Poland	1,141,422
PLN	4.75% April 25, 2012
4,662,400	Government of Russia	5,061,502
	7.50% March 31, 2030
55,770,000	Government of Sweden	8,504,518
SEK	5.25% March 15, 2011
510,000	Government of Venezuela	508,950
	10.75% September 19, 2013
2,000,000	Government of Venezuela	1,940,000
	5.38% August 7, 2010
		$105,760,083

Supranationals --- 6.77%
950,000	Corporacion Andina de Fomento	1,103,204
	8.13% June 4, 2019
4,340,000	European Investment Bank	3,219,325
NZD	6.50% September 10, 2014
1,300,000	Inter-American Development Bank	934,765
NZD	6.00% December 15, 2017
42,000,000	Inter-American Development Bank	2,595,866
MXP	7.50% December 5, 2024
1,000,000	International Bank for Reconstruction & Development	775,411
NZD	7.50% July 30, 2014
		$8,628,571

U.S. Municipal --- 5.23%
15,000	Alabama State University Revenue	16,624
	5.75% September 1, 2039
15,000	Alabama State University Revenue	16,014
	5.00% September 1, 2029
175,000	Bay Area Toll Authority California Toll Bridge	192,943
	5.50% April 1, 2043
140,000	Bexar County Texas Revenue	146,761
	5.25% August 15, 2047
700,000	Chicago Illinois Waterworks Revenue	786,205
	5.00% November 1, 2019
565,000	Florida Hurricane Catastrophe Fund Finance Corp	594,425
	4.25% July 1, 2014
550,000	Florida State Board of Education	592,218
	5.00% July 1, 2022
500,000	Florida State Board of Education	539,420
	5.00% July 1, 2021
500,000	Florida State Board of Education	543,260
	5.00% July 1, 2020
650,000	Illinois Finance Authority	690,280
	5.00% January 1, 2020
215,000	Illinois Municipal Electric Agency	224,492
	5.00% February 1, 2035
715,000	JEA Florida Water & Sewer System	716,251
	4.75% October 1, 2040
215,000	Minneapolis Minnesota Health Care System	245,629
	6.50% November 15, 2038
150,000	North Carolina Eastern Municipal Power Agency	167,161
	5.25% January 1, 2019
50,000	Philadelphia Pennsylvania	52,818
	5.00% August 1, 2024
100,000	Puerto Rico Commonwealth	107,428
	5.50% July 1, 2021
400,000	Regional Transportation District Colorado	424,436
	5.00% December 1, 2021
275,000	State of California	278,872
	5.13% April 1, 2033
120,000	State of California	120,246
	5.00% April 1, 2038
180,000	Tarrant County Texas Cultural Education Facilities Finance Corp	205,042
	6.25% July 1, 2028
		$6,660,525

TOTAL BONDS --- 99.02%		$126,186,054
(Cost $115,068,396)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

6,500,000	KfW Bankengruppe	1,213,215
EGP	18.50% February 11, 2010
995,000	Federal Home Loan Bank	995,000
	0.00% October 1, 2009

TOTAL SHORT-TERM INVESTMENTS --- 1.73%		$2,208,215
(Cost $2,168,412)

OTHER ASSETS & LIABILITIES --- (0.75%)		$(960,279)

TOTAL NET ASSETS --- 100%		$127,433,990
(Cost $117,236,808)

Legend

*	Represents the current interest rate for variable rate security.
†
The Maxim Global Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2009 were $787,775, $797,650 and 0.63%, respectively.

‡	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EGP	-	Egypt Pound
EUR	-	Euro Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israel New Shekel
KRW	-	South Korean Won
MXP	-	Mexican Peso
MYR	-	Malaysia Ringgit
NZD	-	New Zealand Dollar
PEN	-	Peru Nuevo Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, 100% of the Portfolio’s investments were valued using Level 2 inputs.  Please see above Schedule of Investments for values in each industry.

As of September 30, 2009, the Maxim Global Bond Portfolio held the following forward foreign currency contracts:

			Net
	Delivery		Unrealized
	Value	Settlement	Appreciation
	(Foreign Currency)	Date	(Depreciation)
Short Contracts:
Brazilian Real (Japanese Yen)	1,889,000	August 2010	(16,819)
Brazilian Real (Japanese Yen)	1,461,000	September 2010	(18,480)
Chilean Peso (U.S. Dollar)	723,220,000	January 2010	176,270
Chilean Peso (U.S. Dollar)	1,361,960,000	February 2010	265,842
Chilean Peso (U.S. Dollar)	660,660,000	March 2010	134,180
Chilean Peso (U.S. Dollar)	770,709,000	May 2010	64,178
Chilean Peso (U.S. Dollar)	39,240,000	June 2010	2,574
Chinese Renminbi (Australian Dollar)	3,574,845	October 2009	177
Chinese Renminbi (Euro Dollar)	13,218,780	October 2009	2,773
Chinese Renminbi (Euro Dollar)	2,158,000	December 2009	3,512
Chinese Renminbi (U.S. Dollar)	3,282,000	October 2009	7,017
Chinese Renminbi (U.S. Dollar)	26,605,450	December 2009	146,623
Chinese Renminbi (U.S. Dollar)	9,189,000	February 2010	51,578
Indian Rupee (U.S. Dollar)	111,424,000	April 2010	147,210
Indian Rupee (U.S. Dollar)	105,300,000	June 2010	19,295
Indian Rupee (U.S. Dollar)	35,678,000	July 2010	18,594
Israeli Shekel (U.S. Dollar)	4,474,800	August 2010	8,722
Malaysian Ringgit (Euro Dollar)	2,220,000	September 2009	4,089
Malaysian Ringgit (U.S. Dollar)	2,083,735	October 2009	15,120
Malaysian Ringgit (U.S. Dollar)	10,338,681	November 2009	(12,527)
Malaysian Ringgit (U.S. Dollar)	5,137,515	December 2009	31,141
Malaysian Ringgit (U.S. Dollar)	1,455,572	January 2010	10,141
Malaysian Ringgit (U.S. Dollar)	3,439,284	February 2010	45,106
Malaysian Ringgit (U.S. Dollar)	2,220,463	April 2010	22,542
Malaysian Ringgit (U.S. Dollar)	4,135,000	June 2010	24,742
Malaysian Ringgit (U.S. Dollar)	29,308,177	July 2010	130,671
Malaysian Ringgit (U.S. Dollar)	1,300,000	August 2010	2,302
Mexican Peso (U.S. Dollar)	36,989,102	December 2009	(25,239)
Mexican Peso (U.S. Dollar)	30,164,420	January 2010	(31,886)
Mexican Peso (U.S. Dollar)	7,217,000	February 2010	(6,188)
Mexican Peso (U.S. Dollar)	37,871,000	March 2010	(8,766)
New Zealand Dollar (U.S. Dollar)	475,904	December 2009	(84,787)
New Zealand Dollar (U.S. Dollar)	1,741,772	February 2010	(377,371)
Norwegian Krone (Euro Dollar)	10,330,000	August 2010	65,994
Norwegian Krone (Euro Dollar)	5,165,000	September 2010	32,323
Polish Zloty (Euro Dollar)	12,790,000	September 2010	(44,780)
Russian Ruble (U.S. Dollar)	10,028,000	October 2009	31,969
South Korean Won (U.S. Dollar)	710,000,000	February 2010	(29,638)
South Korean Won (U.S. Dollar)	8,540,529,000	March 2010	(353,732)
Swedish Krona (Euro Dollar)	50,522,868	December 2009	1,034,454
Swedish Krona (Euro Dollar)	9,747,000	June 2010	165,872
Swedish Krona (Euro Dollar)	13,000,000	September 2010	(15,110)
Swiss Franc (Euro Dollar)	446,487	October 2009	(3,078)
Swiss Franc (Euro Dollar)	913,000	November 2009	(1,926)
Vietnamese Dong (Australian Dollar)	5,122,022,512	October 2009	(21,644)

Long Contracts:
Australian Dollar (Chinese Renminbi)	765,387	October 2009	(162,611)
Australian Dollar (U.S. Dollar)	494,500	March 2010	(92,641)
Australian Dollar (Vietnamese Dong)	415,932	October 2009	(87,469)
Euro Dollar (Chinese Renminbi)	1,412,740	October 2009	(149,792)
Euro Dollar (Chinese Renminbi)	234,307	December 2009	(45,105)
Euro Dollar (Malaysian Ringgit)	453,849	September 2009	(22,710)
Euro Dollar (Norwegian Krone)	1,177,175	August 2010	(52,233)
Euro Dollar (Norwegian Krone)	587,793	September 2010	(20,740)
Euro Dollar (Polish Zloty)	2,996,930	September 2010	(105,747)
Euro Dollar (Swedish Krona)	4,906,943	December 2009	(945,118)
Euro Dollar (Swedish Krona)	877,699	June 2010	(51,289)
Euro Dollar (Swedish Krona)	1,278,634	September 2010	6,615
Euro Dollar (Swiss Franc)	306,632	October 2009	(17,865)
Euro Dollar (Swiss Franc)	625,043	November 2009	(33,642)
Euro Dollar (U.S. Dollar)	12,505,547	January 2010	(673,197)
Euro Dollar (U.S. Dollar)	255,000	February 2010	(5,653)
Euro Dollar (U.S. Dollar)	1,670,927	September 2010	13,881
Japanese Yen (Brazilian Real)	89,951,627	August 2010	(59,196)
Japanese Yen (Brazilian Real)	67,894,550	September 2010	(18,802)
Japanese Yen (U.S. Dollar)	542,628,000	August 2010	(287,881)
Japanese Yen (U.S. Dollar)	423,821,000	September 2010	(110,316)
Mexican Peso (U.S. Dollar)	12,665,940	March 2010	21,073
New Zealand Dollar (U.S. Dollar)	2,841,311	November 2009	(297,314)
New Zealand Dollar (U.S. Dollar)	1,997,253	December 2009	(201,779)
New Zealand Dollar (U.S. Dollar)	742,825	January 2010	(48,406)
New Zealand Dollar (U.S. Dollar)	5,162,302	February 2010	(1,096,040)
New Zealand Dollar (U.S. Dollar)	1,842,385	July 2010	(115,564)
New Zealand Dollar (U.S. Dollar)	20,664,027	August 2010	(1,124,934)
Singapore Dollar (U.S. Dollar)	7,171,000	January 2010	(310,980)
Singapore Dollar (U.S. Dollar)	8,511,800	February 2010	(388,587)
Singapore Dollar (U.S. Dollar)	8,692,000	March 2010	(485,715)
U.S. Dollar (Malaysian Ringgit)	2,066,116	November 2009	100,888
U.S. Dollar (Mexican Peso)	2,627,175	December 2009	113,368
U.S. Dollar (Mexican Peso)	2,070,322	January 2010	164,576
U.S. Dollar (Mexican Peso)	470,239	February 2010	64,472
U.S. Dollar (Mexican Peso)	2,355,162	March 2010	450,721
U.S. Dollar (New Zealand Dollar)	289,478	December 2009	54,219
U.S. Dollar (New Zealand Dollar)	1,166,465	February 2010	91,441
U.S. Dollar (South Korean Won)	522,059	February 2010	80,530
U.S. Dollar (South Korean Won)	6,523,771	March 2010	724,714

Net Depreciation			$(3,511,788)

At September 30, 2009, the U.S. Federal income tax cost basis was $116,972,635.  The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,140,313 and gross depreciation of securities in which there was an excess of tax cost over value of $3,718,679, resulting in net appreciation of $11,421,634.

For Portfolio compliance purposes, management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See Summary of Investments by Country following the Schedule of Investments.

 MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
SEPTEMBER 30, 2009
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Argentina	2,761,815	2.15%
Australia	13,981,531	10.88%
Belgium	941,644	0.73%
Brazil	10,679,146	8.31%
European Community	8,628,571	6.72%
France	5,583,437	4.35%
Germany	6,350,090	4.94%
Hungary	2,692,662	2.10%
Indonesia	7,186,239	5.60%
Iraq	611,250	0.48%
Israel	1,253,930	0.98%
Malaysia	2,194,317	1.71%
Mexico	4,659,839	3.63%
Netherlands	5,566,475	4.33%
Peru	3,985,988	3.10%
Poland	9,738,221	7.59%
Russia	5,061,502	3.94%
South Korea	17,908,619	13.96%
Sweden	8,504,518	6.62%
United States	7,655,525	5.97%
Venezuela	2,448,950	1.91%
	128,394,269	100.00%

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

531,783	Maxim Federated Bond Portfolio	$5,450,774
309,167	Maxim Global Bond Portfolio	2,723,759
74,969	Maxim Invesco ADR Portfolio	900,376
374,870	Maxim Janus Large Cap Growth Portfolio	3,988,615
84,104	Maxim Loomis Sayles Small-Cap Value Portfolio	1,342,293
92,046	Maxim MFS International Growth Portfolio	892,842
123,886	Maxim MFS International Value Portfolio	908,081
175,165	Maxim MidCap Value Portfolio	1,338,258
542,265	Maxim Putnam High Yield Bond Portfolio	4,099,527
407,891	Maxim Short Duration Bond Portfolio	4,087,064
161,017	Maxim Small-Cap Value Portfolio	1,329,998
161,655	Maxim T. Rowe Price Equity/Income Portfolio	2,006,140
443,051	Maxim U.S. Government Mortgage Securities Portfolio	5,449,533
151,965	Putnam Equity Income Fund	2,025,689
752,453	Putnam High Yield Advantage Fund	4,123,441
137,923	Putnam Mid Cap Value Fund	1,335,092

TOTAL COMMON STOCK		42,001,482
(Cost $39,642,619)

FIXED INTEREST CONTRACT

Shares		Value ($)

10,560,376 *	Great-West Life & Annuity Contract	12,211,294
(Cost $11,520,143)

OTHER ASSETS AND LIABILITIES		(1,852)

TOTAL NET ASSETS		$54,210,924
(Cost $51,162,762)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares			Value ($)

515,862		Maxim Federated Bond Portfolio	$5,287,590
399,884		Maxim Global Bond Portfolio	3,522,978
193,358		Maxim INVESCO ADR Portfolio	2,322,226
484,880		Maxim Janus Large Cap Growth Portfolio	5,159,127
217,567		Maxim Loomis Sayles Small-Cap Value Portfolio	3,472,368
238,830		Maxim MFS International Growth Portfolio	2,316,653
320,477		Maxim MFS International Value Portfolio	2,349,097
226,567		Maxim MidCap Value Portfolio	1,730,971
467,582		Maxim Putnam High Yield Bond Portfolio	3,534,920
175,857		Maxim Short Duration Bond Portfolio	1,762,089
416,533		Maxim Small-Cap Value Portfolio	3,440,560
209,091		Maxim T. Rowe Price Equity/Income Portfolio	2,594,824
244,065		Maxim T. Rowe Price MidCap Growth Portfolio	3,480,367
429,787		Maxim U.S. Government Mortgage Securities Portfolio	5,286,378
196,556		Putnam Equity Income Fund	2,620,095
648,792		Putnam High Yield Advantage Fund	3,555,378
178,398		Putnam Mid Cap Value Fund	1,726,897

TOTAL COMMON STOCK			54,162,518
(Costs $54,105,165)

FIXED INTEREST CONTRACT

Shares			Value ($)

13,658,948	*	Great-West Life & Annuity Contract	15,794,271
(Cost $14,893,553)

OTHER ASSETS AND LIABILITIES			(2,387)
(Cost $68,998,718)

TOTAL NET ASSETS			$69,954,402

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

			(Concluded)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares			Value ($)

2,173,163		Maxim Federated Bond Portfolio	$22,274,921
1,684,571		Maxim Global Bond Portfolio	14,841,072
1,223,005		Maxim INVESCO ADR Portfolio	14,688,295
2,723,400		Maxim Janus Large Cap Growth Portfolio	28,976,976
916,508		Maxim Loomis Sayles Small-Cap Value Portfolio	14,627,460
1,510,632		Maxim MFS International Growth Portfolio	14,653,128
2,021,017		Maxim MFS International Value Portfolio	14,814,058
1,908,823		Maxim MidCap Value Portfolio	14,583,404
984,895		Maxim Putnam High Yield Bond Portfolio	7,445,805
1,754,649		Maxim Small-Cap Value Portfolio	14,493,399
1,174,411		Maxim T. Rowe Price Equity/Income Portfolio	14,574,446
1,028,126		Maxim T. Rowe Price MidCap Growth Portfolio	14,661,076
1,810,557		Maxim U.S. Government Mortgage Securities Portfolio	22,269,847
1,104,010		Putnam Equity Income Fund	14,716,452
1,366,516		Putnam High Yield Advantage Fund	7,488,509
1,502,986		Putnam Mid Cap Value Fund	14,548,905

TOTAL COMMON STOCK			249,657,753
(Cost $264,428,255)

FIXED INTEREST CONTRACT

Shares			Value ($)

38,360,526	*	Great-West Life & Annuity Contract	44,357,481
(Cost $41,584,424)

OTHER ASSETS AND LIABILITIES			(10,019)
(Cost $306,012,679)

TOTAL NET ASSETS			$294,005,215

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares			Value ($)

1,364,203		Maxim Federated Bond Portfolio	$13,983,080
1,586,236		Maxim Global Bond Portfolio	13,974,738
1,342,790		Maxim Invesco ADR Portfolio	16,126,911
2,564,442		Maxim Janus Large Cap Growth Portfolio	27,285,662
647,260		Maxim Loomis Sayles Small-Cap Value Portfolio	10,330,277
1,658,586		Maxim MFS International Growth Portfolio	16,088,280
2,222,761		Maxim MFS International Value Portfolio	16,292,836
2,696,121		Maxim MidCap Value Portfolio	20,598,365
927,401		Maxim Putnam High Yield Bond Portfolio	7,011,148
962,764		Maxim Small-Cap Growth Portfolio	13,738,648
1,239,178		Maxim Small-Cap Value Portfolio	10,235,612
1,658,795		Maxim T. Rowe Price Equity/Income Portfolio	20,585,641
968,118		Maxim T. Rowe Price MidCap Growth Portfolio	13,805,359
1,136,577		Maxim U.S. Government Mortgage Securities Portfolio	13,979,891
1,559,357		Putnam Equity Income Fund	20,786,234
1,286,669		Putnam High Yield Advantage Fund	7,050,944
2,122,900		Putnam Mid Cap Value Fund	20,549,670

TOTAL COMMON STOCK			262,423,296
(Costs $292,496,514)

FIXED INTEREST CONTRACT

Shares			Value ($)

12,040,404	*	Great-West Life & Annuity Contract	13,922,697
(Cost $13,194,568)

OTHER ASSETS AND LIABILITIES			(9,408)
(Cost $305,691,082)

TOTAL NET ASSETS			$276,336,585

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

			(Continued)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

808,807	Maxim Invesco ADR Portfolio	$9,713,777
1,081,072	Maxim Janus Large Cap Growth Portfolio	11,502,601
545,720	Maxim Loomis Sayles Small-Cap Value Portfolio	8,709,690
999,023	Maxim MFS International Growth Portfolio	9,690,523
1,338,157	Maxim MFS International Value Portfolio	9,808,691
1,515,440	Maxim MidCap Value Portfolio	11,577,960
405,864	Maxim Small-Cap Growth Portfolio	5,791,679
1,044,778	Maxim Small-Cap Value Portfolio	8,629,868
699,285	Maxim T. Rowe Price Equity/Income Portfolio	8,678,121
816,242	Maxim T. Rowe Price MidCap Growth Portfolio	11,639,610
657,366	Putnam Equity Income Fund	8,762,685
1,193,242	Putnam Mid Cap Value Fund	11,550,578

TOTAL COMMON STOCK		116,055,783
(Cost $138,769,874)

OTHER ASSETS AND LIABILITIES		0

TOTAL NET ASSETS		$116,055,783
(Cost $138,769,874)

		(Continued)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.  Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis.  The investment in the Contract is a guaranteed account invested in the general account of GWL&A.  The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.  The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Aggressive Profile I Portfolio	$116,055,783	$-	$-	$116,055,783
Conservative Profile I Portfolio	42,001,482	12,211,294	-	54,212,776
Moderate Profile I Portfolio	249,657,753	44,357,481	-	294,015,234
Moderately Aggressive Profile I Portfolio	262,423,296	13,922,697	-	276,345,993
Moderately Conservative Profile I Portfolio	54,162,518	15,794,271	-	69,956,789

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	9/30/2009

Aggressive Profile I Portfolio

Maxim MFS International Growth Portfolio	999,023	$7,092,653	$1,161,163	$67,915	$(377,469)	$1,474	$9,690,523
Maxim MidCap Value Portfolio	1,515,440	8,740,709	1,456,986	115,304	(408,974)	63,679	11,577,960
Maxim Small-Cap Growth Portfolio	405,864	4,104,421	1,083,879	46,481	(168,045)	-	5,791,679
Maxim Small-Cap Value Portfolio	1,044,778	6,612,223	1,312,759	95,526	(287,697)	42,521	8,629,868

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	9/30/2009

Conservative Profile I Portfolio

Maxim Short Duration Bond Portfolio	407,891	$3,347,682	$1,165,069	$62,764	$(13,435)	$118,225	$4,087,064

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	9/30/2009

Moderate Profile I Portfolio

Maxim Federated Bond Portfolio	2,173,163	$16,469,145	$5,831,275	$135,485	$10,838	$679,368	$22,274,921
Maxim Global Bond Portfolio	1,684,571	10,751,208	3,477,268	76,681	(190,791)	144,692	14,841,072
Maxim Invesco ADR Portfolio	1,223,005	12,850,446	980,584	230,807	(1,708,076)	-	14,688,295
Maxim Janus Large Cap Growth Portfolio	2,723,400	23,862,119	1,840,462	601,721	(3,268,400)	-	28,976,976
Maxim Loomis Sayles Small-Cap Value Portfolio	916,508	12,897,518	892,082	143,605	(1,058,195)	26,432	14,627,460
Maxim MFS International Growth Portfolio	1,510,632	13,004,140	1,107,994	311,731	(1,723,982)	2,277	14,653,128
Maxim MFS International Value Portfolio	2,021,017	13,008,095	1,766,682	629,686	(4,903,312)	18,300	14,814,058
Maxim MidCap Value Portfolio	1,908,823	13,356,463	1,138,469	400,002	(1,395,997)	86,658	14,583,404
Maxim Putnam High Yield Bond Portfolio	984,895	5,423,233	967,424	138,255	(530,046)	365,227	7,445,805
Maxim Small-Cap Value Portfolio	1,754,649	13,470,894	1,349,777	364,577	(1,061,795)	76,851	14,493,399
Maxim U.S. Government Mortgage Securities Portfolio	1,810,557	16,160,361	6,630,436	74,964	29,851	582,465	22,269,847

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	9/30/2009

Moderately Aggressive Profile I Portfolio

Maxim Federated Bond Portfolio	1,364,203	$9,511,941	$4,343,095	$66,533	$(3,587)	$414,653	$13,983,080
Maxim Global Bond Portfolio	1,586,236	9,315,751	4,008,701	58,740	(148,550)	132,528	13,974,738
Maxim Invesco ADR Portfolio	1,342,790	12,973,728	1,403,414	169,780	(1,292,318)	-	16,126,911
Maxim Janus Large Cap Growth Portfolio	2,564,442	20,666,784	2,204,263	383,557	(2,285,438)	-	27,285,662
Maxim MFS International Growth Portfolio	1,658,586	13,128,832	1,442,436	226,697	(1,244,456)	2,486	16,088,280
Maxim MFS International Value Portfolio	2,222,761	13,153,385	2,124,586	523,099	(3,939,662)	20,021	16,292,836
Maxim MidCap Value Portfolio	2,696,121	17,344,008	1,880,674	371,998	(1,264,795)	118,885	20,598,365
Maxim Putnam High Yield Bond Portfolio	927,401	4,699,534	1,242,478	106,509	(387,087)	334,523	7,011,148
Maxim Small-Cap Growth Portfolio	962,764	10,852,543	1,889,299	151,199	(993,503)	-	13,738,648
Maxim Small-Cap Value Portfolio	1,239,178	8,746,757	1,128,281	177,148	(503,125)	52,813	10,235,612

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2009 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation

Aggressive Profile I Portfolio	$150,954,335	$-	$(34,898,552)	$(34,898,552)
Conservative Profile I Portfolio	58,212,780	815,448	(4,815,453)	(4,000,005)
Moderate Profile I Portfolio	337,168,781	3,531,153	(46,684,698)	(43,153,545)
Moderately Aggressive Profile I Portfolio	333,623,586	874,878	(58,152,472)	(57,277,594)
Moderately Conservative Profile I Portfolio	78,390,032	1,022,500	(9,455,742)	(8,433,242)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK
Shares		Value ($)

3,713,691	Maxim Invesco ADR Portfolio	$44,601,432
4,963,729	Maxim Janus Large Cap Growth Portfolio	52,814,077
2,505,700	Maxim Loomis Sayles Small-Cap Value Portfolio	39,990,971
4,586,949	Maxim MFS International Growth Portfolio	44,493,409
6,143,825	Maxim MFS International Value Portfolio	45,034,240
6,958,774	Maxim MidCap Value Portfolio	53,165,033
1,863,601	Maxim Small-Cap Growth Portfolio	26,593,588
4,797,448	Maxim Small-Cap Value Portfolio	39,626,920
3,210,777	Maxim T. Rowe Price Equity/Income Portfolio	39,845,741
3,747,963	Maxim T. Rowe Price MidCap Growth Portfolio	53,445,952
3,018,295	Putnam Equity Income Fund	40,233,875
5,479,208	Putnam Mid Cap Value Fund	53,038,735

TOTAL COMMON STOCK		532,883,973
(Cost $632,703,555)

OTHER ASSETS AND LIABILITIES		(7,310)

TOTAL NET ASSETS		$532,876,663
(Cost $632,703,555)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

505,723	Maxim Federated Bond Portfolio	$5,183,666
588,150	Maxim Global Bond Portfolio	5,181,601
498,683	Maxim Invesco ADR Portfolio	5,989,183
950,878	Maxim Janus Large Cap Growth Portfolio	10,117,338
240,193	Maxim Loomis Sayles Small-Cap Value Portfolio	3,833,474
615,567	Maxim MFS International Growth Portfolio	5,971,003
825,268	Maxim MFS International Value Portfolio	6,049,217
1,000,812	Maxim MidCap Value Portfolio	7,646,205
343,875	Maxim Putnam High Yield Bond Portfolio	2,599,692
357,191	Maxim Small-Cap Growth Portfolio	5,097,113
460,007	Maxim Small-Cap Value Portfolio	3,799,661
615,484	Maxim T. Rowe Price Equity/Income Portfolio	7,638,151
359,305	Maxim T. Rowe Price MidCap Growth Portfolio	5,123,693
421,331	Maxim U.S. Government Mortgage Securities Portfolio	5,182,370
578,713	Putnam Equity Income Fund	7,714,239
477,439	Putnam High Yield Advantage Fund	2,616,365
788,336	Putnam Mid Cap Value Fund	7,631,094

TOTAL COMMON STOCK		97,374,065
(Cost $93,636,261)

FIXED INTEREST CONTRACT

Shares		Value ($)

4,463,014 *	Great West Life & Annuity Contract	5,160,723
(Cost $5,030,174)

OTHER ASSETS AND LIABILITIES		(1,396)

TOTAL NET ASSETS		$102,533,392
(Cost $98,666,435)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

6,297,815	Maxim Federated Bond Portfolio	$64,552,606
4,882,597	Maxim Global Bond Portfolio	43,015,679
3,548,923	Maxim Invesco ADR Portfolio	42,622,564
7,894,116	Maxim Janus Large Cap Growth Portfolio	83,993,390
2,658,122	Maxim Loomis Sayles Small-Cap Value Portfolio	42,423,634
4,381,583	Maxim MFS International Growth Portfolio	42,501,356
5,863,368	Maxim MFS International Value Portfolio	42,978,489
5,537,608	Maxim MidCap Value Portfolio	42,307,328
2,854,591	Maxim Putnam High Yield Bond Portfolio	21,580,706
5,090,402	Maxim Small-Cap Value Portfolio	42,046,721
3,405,820	Maxim T. Rowe Price Equity/Income Portfolio	42,266,221
2,982,204	Maxim T. Rowe Price MidCap Growth Portfolio	42,526,236
5,246,923	Maxim U.S. Government Mortgage Securities Portfolio	64,537,155
3,202,199	Putnam Equity Income Fund	42,685,307
3,962,775	Putnam High Yield Advantage Fund	21,716,006
4,361,378	Putnam Mid Cap Value Fund	42,218,135

TOTAL COMMON STOCK		723,971,533
(Cost $738,956,652)

FIXED INTEREST CONTRACT

Shares		Value ($)

111,161,435 *	Great West Life & Annuity Contract	128,539,459
(Cost $121,382,652)

OTHER ASSETS AND LIABILITIES		(11,711)

TOTAL NET ASSETS		$852,499,281
(Cost $860,339,304)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

260,789	Maxim Federated Bond Portfolio	$2,673,087
202,135	Maxim Global Bond Portfolio	1,780,810
97,808	Maxim INVESCO ADR Portfolio	1,174,669
244,728	Maxim Janus Large Cap Growth Portfolio	2,603,906
109,906	Maxim Loomis Sayles Small-Cap Value Portfolio	1,754,107
120,717	Maxim MFS International Growth Portfolio	1,170,955
162,154	Maxim MFS International Value Portfolio	1,188,592
114,323	Maxim MidCap Value Portfolio	873,430
236,532	Maxim Putnam High Yield Bond Portfolio	1,788,180
88,889	Maxim Short Duration Bond Portfolio	890,665
210,331	Maxim Small-Cap Value Portfolio	1,737,336
105,576	Maxim T. Rowe Price Equity/Income Portfolio	1,310,202
123,230	Maxim T. Rowe Price MidCap Growth Portfolio	1,757,260
217,227	Maxim U.S. Government Mortgage Securities Portfolio	2,671,891
99,258	Putnam Equity Income Fund	1,323,113
328,476	Putnam High Yield Advantage Fund	1,800,048
90,038	Putnam Mid Cap Value Fund	871,568

TOTAL COMMON STOCK		27,369,819
(Cost $23,087,741)

FIXED INTEREST CONTRACT

Shares		Value ($)

6,901,974 *	Great West Life & Annuity Contract	7,980,970
(Cost $7,794,083)

OTHER ASSETS AND LIABILITIES		(482)

TOTAL NET ASSETS		$35,350,307
(Cost $30,881,824)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

		(Concluded)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares			Value ($)

2,383,011		Maxim Federated Bond Portfolio	$24,425,866
1,385,510		Maxim Global Bond Portfolio	12,206,342
336,053		Maxim Invesco ADR Portfolio	4,035,992
1,680,283		Maxim Janus Large Cap Growth Portfolio	17,878,213
376,983		Maxim Loomis Sayles Small-Cap Value Portfolio	6,016,643
412,576		Maxim MFS International Growth Portfolio	4,001,986
555,266		Maxim MFS International Value Portfolio	4,070,103
785,241		Maxim MidCap Value Portfolio	5,999,243
2,429,917		Maxim Putnam High Yield Bond Portfolio	18,370,174
1,827,844		Maxim Short Duration Bond Portfolio	18,314,993
721,795		Maxim Small-Cap Value Portfolio	5,962,024
724,590		Maxim T. Rowe Price Equity/Income Portfolio	8,992,160
1,985,398		Maxim U.S. Government Mortgage Securities Portfolio	24,420,395
681,163		Putnam Equity Income Fund	9,079,903
3,371,960		Putnam High Yield Advantage Fund	18,478,343
618,316		Putnam Mid Cap Value Fund	5,985,296

TOTAL COMMON STOCK			188,237,676
(Cost $181,537,993)

FIXED INTEREST CONTRACT

Shares			Value ($)

47,323,795	*	Great-West Life & Annuity Contract	54,721,991
(Cost $51,394,987)

OTHER ASSETS AND LIABILITIES			(3,346)

TOTAL NET ASSETS			$242,956,321
(Cost $232,932,980)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

			(Continued)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.  Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis.  The investment in the Contract is a guaranteed account invested in the general account of GWL&A.  The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.  The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Aggressive Profile II Portfolio	$532,883,973	$-	$-	$532,883,973
Conservative Profile II Portfolio	188,237,676	54,721,991	-	242,959,667
Moderate Profile II Portfolio	723,971,533	128,539,459	-	852,510,992
Moderately Aggressive Profile II Portfolio	97,374,065	5,160,723	-	102,534,788
Moderately Conservative Profile II Portfolio	27,369,819	7,980,970	-	35,350,789

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	9/30/2009

Aggressive Profile II Portfolio

Maxim Invesco ADR Portfolio	3,713,691	$33,661,549	$5,680,353	$406,645	$(2,445,793)	$-	$44,601,432
Maxim Janus Large Cap Growth Portfolio	4,963,729	37,601,452	6,166,920	632,270	(3,705,109)	-	52,814,077
Maxim Loomis Sayles Small-Cap Value Portfolio	2,505,700	30,414,404	4,681,093	196,182	(1,349,897)	69,138	39,990,971
Maxim MFS International Growth Portfolio	4,586,949	34,057,647	5,022,280	465,121	(2,581,290)	6,924	44,493,409
Maxim MFS International Value Portfolio	6,143,825	34,075,746	6,716,182	1,172,016	(8,651,107)	55,725	45,034,240
Maxim MidCap Value Portfolio	6,958,774	41,927,604	6,599,299	804,196	(2,697,999)	301,426	53,165,033
Maxim Small-Cap Growth Portfolio	1,863,601	19,714,008	4,916,867	284,954	(790,664)	-	26,593,588
Maxim Small-Cap Value Portfolio	4,797,448	31,717,178	5,954,678	624,419	(1,760,381)	201,182	39,626,920
Maxim T. Rowe Price Equity/Income Portfolio	3,210,777	30,167,126	6,125,872	287,904	(2,267,203)	386,260	39,845,741
Maxim T. Rowe Price MidCap Growth Portfolio	3,747,963	41,369,575	5,138,708	705,245	(4,150,091)	-	53,445,952
Putnam Mid Cap Value Fund	5,479,208	42,774,654	4,808,448	1,115,347	(5,715,993)	-	53,038,735

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	9/30/2009

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,383,011	$19,013,123	$6,503,259	$264,342	$(6,778)	$788,244	$24,425,866
Maxim Global Bond Portfolio	1,385,510	9,332,727	2,984,364	141,781	(296,755)	126,834	12,206,342
Maxim Janus Large Cap Growth Portfolio	1,680,283	15,472,722	2,580,497	639,982	(2,869,047)	-	17,878,213
Maxim Putnam High Yield Bond Portfolio	2,429,917	14,115,363	3,575,863	664,807	(2,472,561)	960,494	18,370,174
Maxim Short Duration Bond Portfolio	1,827,844	13,624,166	5,487,866	162,155	(38,502)	523,384	18,314,993
Maxim U.S. Government Mortgage Securities Portfolio	1,985,398	18,660,228	7,501,659	180,681	57,953	673,235	24,420,395

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	9/30/2009

Moderate Profile II Portfolio

Maxim Federated Bond Portfolio	6,297,815	$54,495,248	$18,225,135	$1,233,673	$279,314	$2,131,966	$64,552,606
Maxim Global Bond Portfolio	4,882,597	35,653,552	10,883,897	879,691	(1,714,706)	469,415	43,015,679
Maxim Invesco ADR Portfolio	3,548,923	42,391,181	3,038,644	1,229,843	(8,935,564)	-	42,622,564
Maxim Janus Large Cap Growth Portfolio	7,894,116	78,866,149	5,429,610	3,024,245	(15,460,113)	-	83,993,390
Maxim Loomis Sayles Small-Cap Value Portfolio	2,658,122	42,540,098	2,810,440	829,592	(6,103,920)	85,751	42,423,634
Maxim MFS International Growth Portfolio	4,381,583	42,889,641	3,574,130	1,621,985	(9,349,110)	7,312	42,501,356
Maxim MFS International Value Portfolio	5,863,368	42,878,284	5,707,448	2,862,178	(21,616,704)	58,776	42,978,489
Maxim MidCap Value Portfolio	5,537,608	43,999,624	3,679,468	2,062,137	(6,575,872)	281,256	42,307,328
Maxim Putnam High Yield Bond Portfolio	2,854,591	17,977,504	2,957,740	829,582	(2,764,279)	1,184,904	21,580,706
Maxim Small-Cap Value Portfolio	5,090,402	44,378,821	4,422,964	1,894,412	(4,842,095)	249,282	42,046,721
Maxim T. Rowe Price Equity/Income Portfolio	3,405,820	42,215,519	5,907,541	1,230,271	(9,402,080)	479,062	42,266,221
Maxim T. Rowe Price MidCap Growth Portfolio	2,982,204	43,405,999	3,109,931	1,493,207	(8,220,901)	-	42,526,236
Maxim U.S. Government Mortgage Securities Portfolio	5,246,923	53,483,201	20,875,604	905,644	507,460	1,819,185	64,537,155
Putnam Mid Cap Value Fund	4,361,378	44,889,426	3,408,385	2,336,620	(10,842,918)	-	42,218,135

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	9/30/2009

Moderately Aggressive Profile II Portfolio

Maxim Small-Cap Growth Portfolio	357,191	$3,463,126	$1,893,966.00	$108,019	$(479,677)	$-	$5,097,113

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2009 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation

Aggressive Profile II Portfolio	$704,424,118	$-	$(171,540,144)	$(171,540,144)
Conservative Profile II Portfolio	260,778,141	3,585,162	(21,403,637)	(17,818,475)
Moderate Profile II Portfolio	1,003,734,789	7,291,845	(158,515,643)	(151,223,798)
Moderately Aggressive Profile II Portfolio	119,458,916	130,488	(17,054,614)	(16,924,126)
Moderately Conservative Profile II Portfolio	39,024,821	227,225	(3,901,258)	(3,674,033)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

353	Allianz NFJ Small Cap Value A	$7,874
962	American Century Growth Inv	19,724
9,509	American Century Inflation Adjusted Bond	108,882
546	BlackRock U.S. Opportunities Inv A	16,719
1,516	Calvert Short Duration Income A	24,982
836	Goldman Sachs Midcap Value A	23,157
656	Harbor International Inv	34,158
1,218	Janus Adviser Perkins Mid Cap Value S	23,216
4,943	JP Morgan High Yield Bond	36,729
11,099	Maxim Bond Index Portfolio	147,238
14,350	Maxim Federated Bond Portfolio	147,085
4,881	Maxim Global Bond Portfolio	43,001
3,831	Maxim Index 600 Portfolio	26,816
2,837	Maxim Invesco ADR Portfolio	34,073
1,841	Maxim Janus Large Cap Growth Portfolio	19,592
492	Maxim Loomis Sayles Small-Cap Value Portfolio	7,856
2,562	Maxim MFS International Growth Portfolio	24,848
31,227	Maxim Money Market Portfolio	31,227
4,883	Maxim Putnam High Yield Bond Portfolio	36,913
9,749	Maxim S&P 500 Index® Portfolio	93,982
2,493	Maxim Short Duration Bond Portfolio	24,982
2,191	Maxim T Rowe Price Equity/Income Portfolio	27,184
1,176	Maxim T Rowe Price MidCap Growth Portfolio	16,773
1,372	MFS Value Fund A	27,324
6,590	Oppenheimer International Bond A	43,097
946	Sentinel Small Company A	5,713
674	Van Kampen Small Cap Growth A	5,717
1,291	Virtus Foreign Opportunities A	25,064

TOTAL COMMON STOCK		1,083,926
(Cost $1,077,575)

OTHER ASSETS AND LIABILITIES		285

TOTAL NET ASSETS		$1,084,211
(Cost $1,077,575)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

1,229	Allianz NFJ Small Cap Value A	$27,424
3,356	American Century Growth Inv	68,829
21,170	American Century Inflation Adjusted Bond	242,396
1,916	BlackRock U.S. Opportunities Inv A	58,657
3,351	Calvert Short Duration Income A	55,227
2,914	Goldman Sachs Midcap Value A	80,699
2,272	Harbor International Inv	118,292
4,256	Janus Adviser Perkins Mid Cap Value S	81,129
11,219	JP Morgan High Yield Bond	83,360
24,898	Maxim Bond Index Portfolio	329,970
32,173	Maxim Federated Bond Portfolio	329,777
10,834	Maxim Global Bond Portfolio	95,445
13,170	Maxim Index 600 Portfolio	92,190
9,833	Maxim Invesco ADR Portfolio	118,089
6,376	Maxim Janus Large Cap Growth Portfolio	67,837
1,713	Maxim Loomis Sayles Small-Cap Value Portfolio	27,336
8,804	Maxim MFS International Growth Portfolio	85,402
68,285	Maxim Money Market Portfolio	68,285
11,085	Maxim Putnam High Yield Bond Portfolio	83,804
33,817	Maxim S&P 500 Index® Portfolio	325,996
5,509	Maxim Short Duration Bond Portfolio	55,196
7,551	Maxim T Rowe Price Equity/Income Portfolio	93,712
4,132	Maxim T Rowe Price MidCap Growth Portfolio	58,919
4,745	MFS Value Fund A	94,523
14,708	Oppenheimer International Bond A	96,192
3,358	Sentinel Small Company A	20,282
2,393	Van Kampen Small Cap Growth A	20,294
4,471	Virtus Foreign Opportunities A	86,777

TOTAL COMMON STOCK		2,966,039
(Cost $2,901,691)

OTHER ASSETS AND LIABILITIES		812

TOTAL NET ASSETS		$2,966,851
(Cost $2,901,691)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

15	Allianz NFJ Small Cap Value A	$333
42	American Century Growth Inv	857
157	American Century Inflation Adjusted Bond	1,796
24	BlackRock U.S. Opportunities Inv A	733
25	Calvert Short Duration Income A	418
36	Goldman Sachs Midcap Value A	998
28	Harbor International Inv	1,464
53	Janus Adviser Perkins Mid Cap Value S	1,003
82	JP Morgan High Yield Bond	611
185	Maxim Bond Index Portfolio	2,452
239	Maxim Federated Bond Portfolio	2,448
81	Maxim Global Bond Portfolio	716
163	Maxim Index 600 Portfolio	1,142
122	Maxim Invesco ADR Portfolio	1,461
79	Maxim Janus Large Cap Growth Portfolio	845
21	Maxim Loomis Sayles Small-Cap Value Portfolio	332
109	Maxim MFS International Growth Portfolio	1,060
508	Maxim Money Market Portfolio	508
81	Maxim Putnam High Yield Bond Portfolio	614
421	Maxim S&P 500 Index® Portfolio	4,055
42	Maxim Short Duration Bond Portfolio	418
93	Maxim T Rowe Price Equity/Income Portfolio	1,160
52	Maxim T Rowe Price MidCap Growth Portfolio	737
59	MFS Value Fund A	1,170
110	Oppenheimer International Bond A	722
40	Sentinel Small Company A	244
29	Van Kampen Small Cap Growth A	244
56	Virtus Foreign Opportunities A	1,077

TOTAL COMMON STOCK		29,618
(Cost $25,435)

OTHER ASSETS AND LIABILITIES		7

TOTAL NET ASSETS		$29,625
(Cost $25,435)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

766	Allianz NFJ Small Cap Value A	$17,102
1,769	American Century Growth Inv	36,279
5,414	American Century Inflation Adjusted Bond	61,991
1,029	BlackRock U.S. Opportunities Inv A	31,495
861	Calvert Short Duration Income A	14,191
1,487	Goldman Sachs Midcap Value A	41,171
1,426	Harbor International Inv	74,230
2,165	Janus Adviser Perkins Mid Cap Value S	41,268
5,657	JP Morgan High Yield Bond	42,028
12,692	Maxim Bond Index Portfolio	168,419
16,405	Maxim Federated Bond Portfolio	168,148
6,323	Maxim Global Bond Portfolio	55,702
8,628	Maxim Index 600 Portfolio	60,397
6,155	Maxim Invesco ADR Portfolio	73,919
3,371	Maxim Janus Large Cap Growth Portfolio	35,870
1,068	Maxim Loomis Sayles Small-Cap Value Portfolio	17,038
5,683	Maxim MFS International Growth Portfolio	55,127
17,003	Maxim Money Market Portfolio	17,003
5,583	Maxim Putnam High Yield Bond Portfolio	42,207
17,587	Maxim S&P 500 Index® Portfolio	169,482
1,415	Maxim Short Duration Bond Portfolio	14,183
3,870	Maxim T Rowe Price Equity/Income Portfolio	48,032
2,212	Maxim T Rowe Price MidCap Growth Portfolio	31,542
2,428	MFS Value Fund A	48,358
8,542	Oppenheimer International Bond A	55,865
2,159	Sentinel Small Company A	13,039
1,537	Van Kampen Small Cap Growth A	13,037
2,873	Virtus Foreign Opportunities A	55,768

TOTAL COMMON STOCK		1,502,891
(Cost $1,504,900)

OTHER ASSETS AND LIABILITIES		336

TOTAL NET ASSETS		$1,503,227
(Cost $1,504,900)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

2,965	Allianz NFJ Small Cap Value A	$66,174
6,802	American Century Growth Inv	139,507
10,902	American Century Inflation Adjusted Bond	124,824
3,876	BlackRock U.S. Opportunities Inv A	118,652
1,679	Calvert Short Duration Income A	27,674
5,664	Goldman Sachs Midcap Value A	156,825
5,455	Harbor International Inv	284,023
8,266	Janus Adviser Perkins Mid Cap Value S	157,552
11,197	JP Morgan High Yield Bond	83,195
25,231	Maxim Bond Index Portfolio	334,809
32,611	Maxim Federated Bond Portfolio	334,268
12,567	Maxim Global Bond Portfolio	110,712
32,677	Maxim Index 600 Portfolio	228,743
23,595	Maxim Invesco ADR Portfolio	283,383
12,962	Maxim Janus Large Cap Growth Portfolio	137,911
4,134	Maxim Loomis Sayles Small-Cap Value Portfolio	65,977
21,866	Maxim MFS International Growth Portfolio	212,113
36,277	Maxim Money Market Portfolio	36,277
11,061	Maxim Putnam High Yield Bond Portfolio	83,625
67,255	Maxim S&P 500 Index® Portfolio	647,817
2,761	Maxim Short Duration Bond Portfolio	27,660
14,839	Maxim T Rowe Price Equity/Income Portfolio	184,149
8,355	Maxim T Rowe Price MidCap Growth Portfolio	119,143
9,313	MFS Value Fund A	185,515
17,031	Oppenheimer International Bond A	111,383
8,291	Sentinel Small Company A	50,077
5,908	Van Kampen Small Cap Growth A	50,097
11,082	Virtus Foreign Opportunities A	215,095

TOTAL COMMON STOCK		4,577,180
(Cost $4,490,610)

OTHER ASSETS AND LIABILITIES		788

TOTAL NET ASSETS		$4,577,968
(Cost $4,490,610)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

23	Allianz NFJ Small Cap Value A	$518
53	American Century Growth Inv	1,090
41	American Century Inflation Adjusted Bond	464
30	BlackRock U.S. Opportunities Inv A	924
7	Calvert Short Duration Income A	108
44	Goldman Sachs Midcap Value A	1,228
43	Harbor International Inv	2,215
65	Janus Adviser Perkins Mid Cap Value S	1,233
41	JP Morgan High Yield Bond	308
93	Maxim Bond Index Portfolio	1,235
120	Maxim Federated Bond Portfolio	1,233
47	Maxim Global Bond Portfolio	416
257	Maxim Index 600 Portfolio	1,799
184	Maxim Invesco ADR Portfolio	2,211
101	Maxim Janus Large Cap Growth Portfolio	1,074
32	Maxim Loomis Sayles Small-Cap Value Portfolio	516
171	Maxim MFS International Growth Portfolio	1,658
98	Maxim Money Market Portfolio	98
41	Maxim Putnam High Yield Bond Portfolio	309
526	Maxim S&P 500 Index® Portfolio	5,072
11	Maxim Short Duration Bond Portfolio	108
116	Maxim T Rowe Price Equity/Income Portfolio	1,437
65	Maxim T Rowe Price MidCap Growth Portfolio	928
73	MFS Value Fund A	1,450
64	Oppenheimer International Bond A	419
64	Sentinel Small Company A	386
46	Van Kampen Small Cap Growth A	386
87	Virtus Foreign Opportunities A	1,685

TOTAL COMMON STOCK		30,508
(Cost $25,309)

OTHER ASSETS AND LIABILITIES		4

TOTAL NET ASSETS		$30,512
(Cost $25,309)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

549	Allianz NFJ Small Cap Value A	$12,242
1,063	American Century Growth Inv	21,804
443	American Century Inflation Adjusted Bond	5,074
612	BlackRock U.S. Opportunities Inv A	18,725
66	Calvert Short Duration Income A	1,086
870	Goldman Sachs Midcap Value A	24,085
1,001	Harbor International Inv	52,104
1,266	Janus Adviser Perkins Mid Cap Value S	24,131
1,588	JP Morgan High Yield Bond	11,802
3,629	Maxim Bond Index Portfolio	48,152
4,690	Maxim Federated Bond Portfolio	48,072
2,004	Maxim Global Bond Portfolio	17,655
6,188	Maxim Index 600 Portfolio	43,317
4,319	Maxim Invesco ADR Portfolio	51,866
2,025	Maxim Janus Large Cap Growth Portfolio	21,546
764	Maxim Loomis Sayles Small-Cap Value Portfolio	12,197
4,166	Maxim MFS International Growth Portfolio	40,411
1,514	Maxim Money Market Portfolio	1,514
1,567	Maxim Putnam High Yield Bond Portfolio	11,849
10,306	Maxim S&P 500 Index® Portfolio	99,315
108	Maxim Short Duration Bond Portfolio	1,085
2,232	Maxim T Rowe Price Equity/Income Portfolio	27,704
1,315	Maxim T Rowe Price MidCap Growth Portfolio	18,749
1,400	MFS Value Fund A	27,894
2,709	Oppenheimer International Bond A	17,717
1,572	Sentinel Small Company A	9,494
1,120	Van Kampen Small Cap Growth A	9,494
2,108	Virtus Foreign Opportunities A	40,908

TOTAL COMMON STOCK		719,992
(Cost $710,697)

OTHER ASSETS AND LIABILITIES		100

TOTAL NET ASSETS		$720,092
(Cost $710,697)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

3,005	Allianz NFJ Small Cap Value A	$67,079
5,859	American Century Growth Inv	120,158
1,231	American Century Inflation Adjusted Bond	14,099
3,334	BlackRock U.S. Opportunities Inv A	102,041
213	Calvert Short Duration Income A	3,516
4,749	Goldman Sachs Midcap Value A	131,488
5,558	Harbor International Inv	289,384
6,933	Janus Adviser Perkins Mid Cap Value S	132,142
4,010	JP Morgan High Yield Bond	29,797
9,023	Maxim Bond Index Portfolio	119,729
11,660	Maxim Federated Bond Portfolio	119,510
4,986	Maxim Global Bond Portfolio	43,929
33,763	Maxim Index 600 Portfolio	236,344
24,051	Maxim Invesco ADR Portfolio	288,853
11,140	Maxim Janus Large Cap Growth Portfolio	118,530
4,190	Maxim Loomis Sayles Small-Cap Value Portfolio	66,872
23,087	Maxim MFS International Growth Portfolio	223,943
3,848	Maxim Money Market Portfolio	3,848
3,962	Maxim Putnam High Yield Bond Portfolio	29,954
56,999	Maxim S&P 500 Index® Portfolio	549,009
351	Maxim Short Duration Bond Portfolio	3,514
12,381	Maxim T Rowe Price Equity/Income Portfolio	153,654
7,187	Maxim T Rowe Price MidCap Growth Portfolio	102,480
7,777	MFS Value Fund A	154,922
6,765	Oppenheimer International Bond A	44,246
8,549	Sentinel Small Company A	51,636
6,092	Van Kampen Small Cap Growth A	51,665
11,714	Virtus Foreign Opportunities A	227,367

TOTAL COMMON STOCK		3,479,709
(Cost $3,370,587)

OTHER ASSETS AND LIABILITIES		304

TOTAL NET ASSETS		$3,480,013
(Cost $3,370,587)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

28	Allianz NFJ Small Cap Value A	$634
55	American Century Growth Inv	1,137
5	American Century Inflation Adjusted Bond	63
32	BlackRock U.S. Opportunities Inv A	969
2	Calvert Short Duration Income A	31
45	Goldman Sachs Midcap Value A	1,248
52	Harbor International Inv	2,728
66	Janus Adviser Perkins Mid Cap Value S	1,253
19	JP Morgan High Yield Bond	144
40	Maxim Bond Index Portfolio	533
52	Maxim Federated Bond Portfolio	532
23	Maxim Global Bond Portfolio	203
321	Maxim Index 600 Portfolio	2,241
227	Maxim Invesco ADR Portfolio	2,724
105	Maxim Janus Large Cap Growth Portfolio	1,120
40	Maxim Loomis Sayles Small-Cap Value Portfolio	632
218	Maxim MFS International Growth Portfolio	2,115
31	Maxim Money Market Portfolio	31
19	Maxim Putnam High Yield Bond Portfolio	144
540	Maxim S&P 500 Index® Portfolio	5,195
3	Maxim Short Duration Bond Portfolio	31
117	Maxim T Rowe Price Equity/Income Portfolio	1,451
68	Maxim T Rowe Price MidCap Growth Portfolio	973
73	MFS Value Fund A	1,462
31	Oppenheimer International Bond A	205
82	Sentinel Small Company A	493
58	Van Kampen Small Cap Growth A	493
111	Virtus Foreign Opportunities A	2,149

TOTAL COMMON STOCK		30,934
(Cost $25,242)

OTHER ASSETS AND LIABILITIES		2

TOTAL NET ASSETS		$30,936
(Cost $25,242)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

558	Allianz NFJ Small Cap Value A	$12,462
944	American Century Growth Inv	19,358
536	BlackRock U.S. Opportunities Inv A	16,411
740	Goldman Sachs Midcap Value A	20,498
1,040	Harbor International Inv	54,162
1,079	Janus Adviser Perkins Mid Cap Value S	20,568
1,026	JP Morgan High Yield Bond	7,623
2,287	Maxim Bond Index Portfolio	30,346
2,955	Maxim Federated Bond Portfolio	30,294
1,485	Maxim Global Bond Portfolio	13,082
6,374	Maxim Index 600 Portfolio	44,620
4,496	Maxim Invesco ADR Portfolio	53,996
1,797	Maxim Janus Large Cap Growth Portfolio	19,123
778	Maxim Loomis Sayles Small-Cap Value Portfolio	12,418
4,457	Maxim MFS International Growth Portfolio	43,228
1,013	Maxim Putnam High Yield Bond Portfolio	7,660
8,964	Maxim S&P 500 Index® Portfolio	86,363
1,911	Maxim T Rowe Price Equity/Income Portfolio	23,710
1,158	Maxim T Rowe Price MidCap Growth Portfolio	16,520
1,199	MFS Value Fund A	23,884
2,009	Oppenheimer International Bond A	13,142
1,652	Sentinel Small Company A	9,976
1,177	Van Kampen Small Cap Growth A	9,977
2,256	Virtus Foreign Opportunities A	43,788

TOTAL COMMON STOCK		633,209
(Cost $627,797)

OTHER ASSETS AND LIABILITIES		66

TOTAL NET ASSETS		$633,275
(Cost $627,797)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

736	Allianz NFJ Small Cap Value A	$16,428
1,240	American Century Growth Inv	25,425
707	BlackRock U.S. Opportunities Inv A	21,639
973	Goldman Sachs Midcap Value A	26,956
1,371	Harbor International Inv	71,369
1,420	Janus Adviser Perkins Mid Cap Value S	27,069
620	JP Morgan High Yield Bond	4,608
1,454	Maxim Bond Index Portfolio	19,296
1,880	Maxim Federated Bond Portfolio	19,271
964	Maxim Global Bond Portfolio	8,490
8,393	Maxim Index 600 Portfolio	58,750
5,925	Maxim Invesco ADR Portfolio	71,161
2,369	Maxim Janus Large Cap Growth Portfolio	25,201
1,026	Maxim Loomis Sayles Small-Cap Value Portfolio	16,381
5,908	Maxim MFS International Growth Portfolio	57,303
613	Maxim Putnam High Yield Bond Portfolio	4,631
11,818	Maxim S&P 500 Index® Portfolio	113,871
2,510	Maxim T Rowe Price Equity/Income Portfolio	31,147
1,523	Maxim T Rowe Price MidCap Growth Portfolio	21,723
1,574	MFS Value Fund A	31,345
1,304	Oppenheimer International Bond A	8,531
2,172	Sentinel Small Company A	13,117
1,547	Van Kampen Small Cap Growth A	13,119
2,990	Virtus Foreign Opportunities A	58,030

TOTAL COMMON STOCK		764,861
(Cost $752,309)

OTHER ASSETS AND LIABILITIES		45

TOTAL NET ASSETS		$764,906
(Cost $752,309)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

31	Allianz NFJ Small Cap Value A	$692
52	American Century Growth Inv	1,073
30	BlackRock U.S. Opportunities Inv A	911
41	Goldman Sachs Midcap Value A	1,127
58	Harbor International Inv	3,003
59	Janus Adviser Perkins Mid Cap Value S	1,133
15	JP Morgan High Yield Bond	110
36	Maxim Bond Index Portfolio	472
46	Maxim Federated Bond Portfolio	471
23	Maxim Global Bond Portfolio	204
353	Maxim Index 600 Portfolio	2,480
250	Maxim Invesco ADR Portfolio	2,997
99	Maxim Janus Large Cap Growth Portfolio	1,054
43	Maxim Loomis Sayles Small-Cap Value Portfolio	690
248	Maxim MFS International Growth Portfolio	2,401
15	Maxim Putnam High Yield Bond Portfolio	110
497	Maxim S&P 500 Index® Portfolio	4,797
106	Maxim T Rowe Price Equity/Income Portfolio	1,316
64	Maxim T Rowe Price MidCap Growth Portfolio	914
67	MFS Value Fund A	1,327
31	Oppenheimer International Bond A	206
92	Sentinel Small Company A	557
66	Van Kampen Small Cap Growth A	557
126	Virtus Foreign Opportunities A	2,440

TOTAL COMMON STOCK		31,042
(Cost $25,231)

OTHER ASSETS AND LIABILITIES		1

TOTAL NET ASSETS		$31,043
(Cost $25,231)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

147	Allianz NFJ Small Cap Value A	$3,274
213	American Century Growth Inv	4,359
122	BlackRock U.S. Opportunities Inv A	3,735
165	Goldman Sachs Midcap Value A	4,568
279	Harbor International Inv	14,527
240	Janus Adviser Perkins Mid Cap Value S	4,577
219	JP Morgan High Yield Bond	1,626
493	Maxim Bond Index Portfolio	6,540
637	Maxim Federated Bond Portfolio	6,530
398	Maxim Global Bond Portfolio	3,503
1,685	Maxim Index 600 Portfolio	11,800
1,204	Maxim Invesco ADR Portfolio	14,468
405	Maxim Janus Large Cap Growth Portfolio	4,311
205	Maxim Loomis Sayles Small-Cap Value Portfolio	3,265
1,219	Maxim MFS International Growth Portfolio	11,831
216	Maxim Putnam High Yield Bond Portfolio	1,633
2,000	Maxim S&P 500 Index® Portfolio	19,278
426	Maxim T Rowe Price Equity/Income Portfolio	5,286
263	Maxim T Rowe Price MidCap Growth Portfolio	3,745
267	MFS Value Fund A	5,321
539	Oppenheimer International Bond A	3,522
444	Sentinel Small Company A	2,680
316	Van Kampen Small Cap Growth A	2,681
618	Virtus Foreign Opportunities A	11,989

TOTAL COMMON STOCK		155,049
(Cost $150,218)

OTHER ASSETS AND LIABILITIES		16

TOTAL NET ASSETS		$155,065
(Cost $150,218)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

214	Allianz NFJ Small Cap Value A	$4,771
313	American Century Growth Inv	6,423
177	BlackRock U.S. Opportunities Inv A	5,416
242	Goldman Sachs Midcap Value A	6,694
408	Harbor International Inv	21,252
353	Janus Adviser Perkins Mid Cap Value S	6,728
157	JP Morgan High Yield Bond	1,166
361	Maxim Bond Index Portfolio	4,792
467	Maxim Federated Bond Portfolio	4,783
289	Maxim Global Bond Portfolio	2,550
2,474	Maxim Index 600 Portfolio	17,315
1,766	Maxim Invesco ADR Portfolio	21,210
595	Maxim Janus Large Cap Growth Portfolio	6,330
298	Maxim Loomis Sayles Small-Cap Value Portfolio	4,755
1,795	Maxim MFS International Growth Portfolio	17,411
155	Maxim Putnam High Yield Bond Portfolio	1,172
2,957	Maxim S&P 500 Index® Portfolio	28,492
622	Maxim T Rowe Price Equity/Income Portfolio	7,723
381	Maxim T Rowe Price MidCap Growth Portfolio	5,438
391	MFS Value Fund A	7,789
393	Oppenheimer International Bond A	2,568
649	Sentinel Small Company A	3,918
462	Van Kampen Small Cap Growth A	3,921
911	Virtus Foreign Opportunities A	17,686

TOTAL COMMON STOCK		210,303
(Cost $203,022)

OTHER ASSETS AND LIABILITIES		11

TOTAL NET ASSETS		$210,314
(Cost $203,022)

		(Continued)

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)

33	Allianz NFJ Small Cap Value A	$732
48	American Century Growth Inv	978
27	BlackRock U.S. Opportunities Inv A	835
37	Goldman Sachs Midcap Value A	1,021
62	Harbor International Inv	3,252
54	Janus Adviser Perkins Mid Cap Value S	1,027
15	JP Morgan High Yield Bond	110
33	Maxim Bond Index Portfolio	441
43	Maxim Federated Bond Portfolio	441
27	Maxim Global Bond Portfolio	236
376	Maxim Index 600 Portfolio	2,639
270	Maxim Invesco ADR Portfolio	3,246
91	Maxim Janus Large Cap Growth Portfolio	964
46	Maxim Loomis Sayles Small-Cap Value Portfolio	728
273	Maxim MFS International Growth Portfolio	2,652
15	Maxim Putnam High Yield Bond Portfolio	110
451	Maxim S&P 500 Index® Portfolio	4,349
96	Maxim T Rowe Price Equity/Income Portfolio	1,189
59	Maxim T Rowe Price MidCap Growth Portfolio	839
60	MFS Value Fund A	1,199
36	Oppenheimer International Bond A	238
99	Sentinel Small Company A	595
70	Van Kampen Small Cap Growth A	595
139	Virtus Foreign Opportunities A	2,694

TOTAL COMMON STOCK		31,110
(Cost $25,228)

OTHER ASSETS AND LIABILITIES		1

TOTAL NET ASSETS		$31,111
(Cost $25,228)

		(Concluded)

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2009, the only investments of each Portfolio were in mutual funds that were actively traded, therefore 100% of the investments are valued using Level 1 inputs.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2009 were as follows:

Description	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)
Lifetime 2015 Portfolio I	$1,077,580	$6,391	$(45)	$6,346
Lifetime 2015 Portfolio II	2,901,692	64,861	(514)	64,347
Lifetime 2015 Portfolio III	25,435	4,183	-	4,183
Lifetime 2025 Portfolio I	1,504,911	1,882	(3,902)	(2,020)
Lifetime 2025 Portfolio II	4,490,633	87,183	(636)	86,547
Lifetime 2025 Portfolio III	25,309	5,199	-	5,199
Lifetime 2035 Portfolio I	710,702	9,530	(239)	9,291
Lifetime 2035 Portfolio II	3,371,007	108,702	-	108,702
Lifetime 2035 Portfolio III	25,242	5,691	-	5,691
Lifetime 2045 Portfolio I	627,802	5,475	(69)	5,407
Lifetime 2045 Portfolio II	752,348	12,540	(28)	12,512
Lifetime 2045 Portfolio III	25,232	5,810	-	5,810
Lifetime 2055 Portfolio I	150,218	4,834	(3)	4,831
Lifetime 2055 Portfolio II	203,022	7,280	-	7,280
Lifetime 2055 Portfolio III	25,229	5,881	-	5,881

2. Controls and Procedures:

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	November 30, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	November 30, 2009

MAXIM SERIES FUND, INC.

By:	/s/ M. Maiers
M. Maiers
Treasurer

Date:	November 30, 2009